As filed with the Securities and Exchange Commission on January 6, 2025

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-233-4339

Date of fiscal year end:   October 31

Date of reporting period: October 31, 2024*

*This Form N-CSR pertains to each series of the registrant except Transamerica Stock Index, which has a fiscal year end of December 31.

Item 1:	Report(s) to Shareholders.

(a)

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Conservative Portfolio

Class A

ICLAX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.47%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks current income and the preservation of capital through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund materially outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, benefitting from exposures to equities that outperformed fixed income over the fiscal year.

Both equity and fixed income allocations were drivers of performance in the Fund.

U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds were about flat versus their benchmarks in aggregate. Transamerica US Growth and Transamerica International Focus underperformed their respective benchmarks, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Transamerica Asset Allocation - Conservative Portfolio

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2014	$9,450	$10,000	$10,000
11/30/2014	$9,550	$10,071	$10,127
12/31/2014	$9,476	$10,080	$10,092
1/31/2015	$9,510	$10,292	$10,159
2/28/2015	$9,701	$10,195	$10,304
3/31/2015	$9,687	$10,242	$10,279
4/30/2015	$9,712	$10,206	$10,323
5/31/2015	$9,721	$10,181	$10,336
6/30/2015	$9,619	$10,070	$10,183
7/31/2015	$9,686	$10,140	$10,304
8/31/2015	$9,435	$10,125	$10,063
9/30/2015	$9,309	$10,194	$9,994
10/31/2015	$9,552	$10,196	$10,285
11/30/2015	$9,543	$10,169	$10,259
12/31/2015	$9,426	$10,136	$10,183
1/31/2016	$9,249	$10,275	$10,074
2/29/2016	$9,249	$10,348	$10,099
3/31/2016	$9,554	$10,443	$10,397
4/30/2016	$9,642	$10,483	$10,464
5/31/2016	$9,686	$10,486	$10,505
6/30/2016	$9,746	$10,674	$10,600
7/31/2016	$9,949	$10,742	$10,795
8/31/2016	$9,994	$10,730	$10,791
9/30/2016	$10,024	$10,723	$10,802
10/31/2016	$9,917	$10,641	$10,677
11/30/2016	$9,855	$10,390	$10,590
12/31/2016	$9,945	$10,404	$10,689
1/31/2017	$10,065	$10,425	$10,784
2/28/2017	$10,222	$10,495	$10,954
3/31/2017	$10,258	$10,489	$10,985
4/30/2017	$10,359	$10,570	$11,097
5/31/2017	$10,461	$10,651	$11,233
6/30/2017	$10,483	$10,641	$11,242
7/31/2017	$10,613	$10,687	$11,364
8/31/2017	$10,659	$10,782	$11,438
9/30/2017	$10,722	$10,731	$11,491
10/31/2017	$10,787	$10,737	$11,580
11/30/2017	$10,834	$10,723	$11,671
12/31/2017	$10,926	$10,773	$11,757
1/31/2018	$11,113	$10,649	$11,897
2/28/2018	$10,887	$10,548	$11,660
3/31/2018	$10,869	$10,615	$11,615
4/30/2018	$10,849	$10,536	$11,598
5/31/2018	$10,869	$10,611	$11,697
6/30/2018	$10,828	$10,598	$11,692
7/31/2018	$10,937	$10,601	$11,831
8/31/2018	$10,986	$10,669	$11,954
9/30/2018	$10,955	$10,600	$11,932
10/31/2018	$10,597	$10,517	$11,572
11/30/2018	$10,627	$10,579	$11,674
12/31/2018	$10,449	$10,774	$11,494
1/31/2019	$10,810	$10,888	$11,879
2/28/2019	$10,894	$10,882	$12,001
3/31/2019	$11,036	$11,091	$12,218
4/30/2019	$11,164	$11,094	$12,379
5/31/2019	$11,015	$11,291	$12,267
6/30/2019	$11,319	$11,432	$12,657
7/31/2019	$11,329	$11,458	$12,704
8/31/2019	$11,383	$11,755	$12,835
9/30/2019	$11,405	$11,692	$12,888
10/31/2019	$11,512	$11,727	$13,030
11/30/2019	$11,598	$11,721	$13,159
12/31/2019	$11,738	$11,713	$13,295
1/31/2020	$11,793	$11,938	$13,432
2/29/2020	$11,606	$12,153	$13,192
3/31/2020	$10,692	$12,082	$12,559
4/30/2020	$11,301	$12,297	$13,189
5/31/2020	$11,667	$12,354	$13,444
6/30/2020	$11,932	$12,432	$13,612
7/31/2020	$12,287	$12,617	$13,968
8/31/2020	$12,498	$12,515	$14,222
9/30/2020	$12,373	$12,509	$14,045
10/31/2020	$12,240	$12,453	$13,853
11/30/2020	$13,016	$12,575	$14,562
12/31/2020	$13,283	$12,592	$14,791
1/31/2021	$13,248	$12,502	$14,670
2/28/2021	$13,283	$12,321	$14,664
3/31/2021	$13,310	$12,168	$14,716
4/30/2021	$13,598	$12,264	$15,031
5/31/2021	$13,691	$12,304	$15,139
6/30/2021	$13,854	$12,390	$15,287
7/31/2021	$13,958	$12,529	$15,494
8/31/2021	$14,062	$12,505	$15,610
9/30/2021	$13,762	$12,397	$15,295
10/31/2021	$14,051	$12,393	$15,595
11/30/2021	$13,866	$12,430	$15,506
12/31/2021	$14,003	$12,398	$15,712
1/31/2022	$13,519	$12,131	$15,201
2/28/2022	$13,271	$11,996	$14,956
3/31/2022	$13,128	$11,662	$14,830
4/30/2022	$12,455	$11,220	$14,033
5/31/2022	$12,518	$11,292	$14,095
6/30/2022	$11,942	$11,115	$13,524
7/31/2022	$12,391	$11,387	$14,115
8/31/2022	$12,029	$11,065	$13,649
9/30/2022	$11,356	$10,587	$12,822
10/31/2022	$11,557	$10,450	$13,036
11/30/2022	$12,071	$10,834	$13,665
12/31/2022	$11,875	$10,785	$13,422
1/31/2023	$12,381	$11,117	$14,022
2/28/2023	$12,078	$10,829	$13,669
3/31/2023	$12,321	$11,104	$14,042
4/30/2023	$12,422	$11,172	$14,184
5/31/2023	$12,282	$11,050	$14,034
6/30/2023	$12,516	$11,011	$14,298
7/31/2023	$12,644	$11,003	$14,460
8/31/2023	$12,478	$10,933	$14,279
9/30/2023	$12,088	$10,655	$13,828
10/31/2023	$11,857	$10,487	$13,545
11/30/2023	$12,549	$10,962	$14,389
12/31/2023	$13,091	$11,381	$14,994
1/31/2024	$13,129	$11,350	$15,030
2/29/2024	$13,272	$11,190	$15,115
3/31/2024	$13,535	$11,293	$15,376
4/30/2024	$13,105	$11,008	$14,923
5/31/2024	$13,418	$11,194	$15,321
6/30/2024	$13,592	$11,300	$15,525
7/31/2024	$13,854	$11,564	$15,856
8/31/2024	$14,129	$11,731	$16,151
9/30/2024	$14,321	$11,888	$16,395
10/31/2024	$14,004	$11,593	$16,017

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A with Load	11.59%	2.82%	3.43%
Class A	18.11%	4.00%	4.01%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	18.24%	4.21%	4.82%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$443,643,601
Number of Portfolio Holdings	26
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$469,920

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	61.7%
U.S. Equity Funds	23.7
International Equity Funds	9.8
International Fixed Income Funds	3.2
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.6%
Transamerica Bond, Class I2	16.1
Transamerica US Growth, Class I2	10.0
Transamerica Large Cap Value, Class I2	9.5
Transamerica International Stock, Class I2	3.9
Transamerica International Equity, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica Emerging Markets Debt, Class I2	3.2
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Conservative Portfolio

Class A

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Conservative Portfolio

Class C

ICLLX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.28%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks current income and the preservation of capital through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund materially outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, benefitting from exposures to equities that outperformed fixed income over the fiscal year.

Both equity and fixed income allocations were drivers of performance in the Fund.

U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds were about flat versus their benchmarks in aggregate. Transamerica US Growth and Transamerica International Focus underperformed their respective benchmarks, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Transamerica Asset Allocation - Conservative Portfolio

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,098	$10,071	$10,127
12/31/2014	$10,019	$10,080	$10,092
1/31/2015	$10,045	$10,292	$10,159
2/28/2015	$10,240	$10,195	$10,304
3/31/2015	$10,217	$10,242	$10,279
4/30/2015	$10,243	$10,206	$10,323
5/31/2015	$10,243	$10,181	$10,336
6/30/2015	$10,126	$10,070	$10,183
7/31/2015	$10,188	$10,140	$10,304
8/31/2015	$9,922	$10,125	$10,063
9/30/2015	$9,778	$10,194	$9,994
10/31/2015	$10,026	$10,196	$10,285
11/30/2015	$10,017	$10,169	$10,259
12/31/2015	$9,892	$10,136	$10,183
1/31/2016	$9,696	$10,275	$10,074
2/29/2016	$9,696	$10,348	$10,099
3/31/2016	$10,009	$10,443	$10,397
4/30/2016	$10,093	$10,483	$10,464
5/31/2016	$10,130	$10,486	$10,505
6/30/2016	$10,186	$10,674	$10,600
7/31/2016	$10,401	$10,742	$10,795
8/31/2016	$10,428	$10,730	$10,791
9/30/2016	$10,458	$10,723	$10,802
10/31/2016	$10,337	$10,641	$10,677
11/30/2016	$10,262	$10,390	$10,590
12/31/2016	$10,355	$10,404	$10,689
1/31/2017	$10,471	$10,425	$10,784
2/28/2017	$10,626	$10,495	$10,954
3/31/2017	$10,662	$10,489	$10,985
4/30/2017	$10,768	$10,570	$11,097
5/31/2017	$10,855	$10,651	$11,233
6/30/2017	$10,876	$10,641	$11,242
7/31/2017	$11,002	$10,687	$11,364
8/31/2017	$11,050	$10,782	$11,438
9/30/2017	$11,104	$10,731	$11,491
10/31/2017	$11,163	$10,737	$11,580
11/30/2017	$11,211	$10,723	$11,671
12/31/2017	$11,296	$10,773	$11,757
1/31/2018	$11,480	$10,649	$11,897
2/28/2018	$11,244	$10,548	$11,660
3/31/2018	$11,215	$10,615	$11,615
4/30/2018	$11,184	$10,536	$11,598
5/31/2018	$11,194	$10,611	$11,697
6/30/2018	$11,150	$10,598	$11,692
7/31/2018	$11,253	$10,601	$11,831
8/31/2018	$11,294	$10,669	$11,954
9/30/2018	$11,258	$10,600	$11,932
10/31/2018	$10,888	$10,517	$11,572
11/30/2018	$10,909	$10,579	$11,674
12/31/2018	$10,712	$10,774	$11,494
1/31/2019	$11,074	$10,888	$11,879
2/28/2019	$11,161	$10,882	$12,001
3/31/2019	$11,296	$11,091	$12,218
4/30/2019	$11,416	$11,094	$12,379
5/31/2019	$11,263	$11,291	$12,267
6/30/2019	$11,564	$11,432	$12,657
7/31/2019	$11,575	$11,458	$12,704
8/31/2019	$11,608	$11,755	$12,835
9/30/2019	$11,630	$11,692	$12,888
10/31/2019	$11,740	$11,727	$13,030
11/30/2019	$11,806	$11,721	$13,159
12/31/2019	$11,949	$11,713	$13,295
1/31/2020	$11,994	$11,938	$13,432
2/29/2020	$11,801	$12,153	$13,192
3/31/2020	$10,862	$12,082	$12,559
4/30/2020	$11,474	$12,297	$13,189
5/31/2020	$11,826	$12,354	$13,444
6/30/2020	$12,098	$12,432	$13,612
7/31/2020	$12,449	$12,617	$13,968
8/31/2020	$12,653	$12,515	$14,222
9/30/2020	$12,517	$12,509	$14,045
10/31/2020	$12,370	$12,453	$13,853
11/30/2020	$13,152	$12,575	$14,562
12/31/2020	$13,421	$12,592	$14,791
1/31/2021	$13,374	$12,502	$14,670
2/28/2021	$13,386	$12,321	$14,664
3/31/2021	$13,421	$12,168	$14,716
4/30/2021	$13,692	$12,264	$15,031
5/31/2021	$13,786	$12,304	$15,139
6/30/2021	$13,939	$12,390	$15,287
7/31/2021	$14,033	$12,529	$15,494
8/31/2021	$14,127	$12,505	$15,610
9/30/2021	$13,828	$12,397	$15,295
10/31/2021	$14,099	$12,393	$15,595
11/30/2021	$13,899	$12,430	$15,506
12/31/2021	$14,034	$12,398	$15,712
1/31/2022	$13,531	$12,131	$15,201
2/28/2022	$13,279	$11,996	$14,956
3/31/2022	$13,132	$11,662	$14,830
4/30/2022	$12,452	$11,220	$14,033
5/31/2022	$12,502	$11,292	$14,095
6/30/2022	$11,919	$11,115	$13,524
7/31/2022	$12,361	$11,387	$14,115
8/31/2022	$11,995	$11,065	$13,649
9/30/2022	$11,305	$10,587	$12,822
10/31/2022	$11,507	$10,450	$13,036
11/30/2022	$12,000	$10,834	$13,665
12/31/2022	$11,804	$10,785	$13,422
1/31/2023	$12,300	$11,117	$14,022
2/28/2023	$11,995	$10,829	$13,669
3/31/2023	$12,226	$11,104	$14,042
4/30/2023	$12,316	$11,172	$14,184
5/31/2023	$12,175	$11,050	$14,034
6/30/2023	$12,397	$11,011	$14,298
7/31/2023	$12,512	$11,003	$14,460
8/31/2023	$12,346	$10,933	$14,279
9/30/2023	$11,955	$10,655	$13,828
10/31/2023	$11,712	$10,487	$13,545
11/30/2023	$12,378	$10,962	$14,389
12/31/2023	$12,918	$11,381	$14,994
1/31/2024	$12,944	$11,350	$15,030
2/29/2024	$13,073	$11,190	$15,115
3/31/2024	$13,333	$11,293	$15,376
4/30/2024	$12,892	$11,008	$14,923
5/31/2024	$13,203	$11,194	$15,321
6/30/2024	$13,348	$11,300	$15,525
7/31/2024	$13,596	$11,564	$15,856
8/31/2024	$13,856	$11,731	$16,151
9/30/2024	$14,045	$11,888	$16,395
10/31/2024	$13,731	$11,593	$16,017

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C with Load	16.24%	3.18%	3.22%
Class C	17.24%	3.18%	3.22%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	18.24%	4.21%	4.82%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$443,643,601
Number of Portfolio Holdings	26
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$469,920

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	61.7%
U.S. Equity Funds	23.7
International Equity Funds	9.8
International Fixed Income Funds	3.2
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.6%
Transamerica Bond, Class I2	16.1
Transamerica US Growth, Class I2	10.0
Transamerica Large Cap Value, Class I2	9.5
Transamerica International Stock, Class I2	3.9
Transamerica International Equity, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica Emerging Markets Debt, Class I2	3.2
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Conservative Portfolio

Class C

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Conservative Portfolio

Class I

TACIX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.16%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks current income and the preservation of capital through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund materially outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, benefitting from exposures to equities that outperformed fixed income over the fiscal year.

Both equity and fixed income allocations were drivers of performance in the Fund.

U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds were about flat versus their benchmarks in aggregate. Transamerica US Growth and Transamerica International Focus underperformed their respective benchmarks, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Transamerica Asset Allocation - Conservative Portfolio

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,113	$10,071	$10,127
12/31/2014	$10,043	$10,080	$10,092
1/31/2015	$10,078	$10,292	$10,159
2/28/2015	$10,280	$10,195	$10,304
3/31/2015	$10,264	$10,242	$10,279
4/30/2015	$10,299	$10,206	$10,323
5/31/2015	$10,308	$10,181	$10,336
6/30/2015	$10,198	$10,070	$10,183
7/31/2015	$10,269	$10,140	$10,304
8/31/2015	$10,012	$10,125	$10,063
9/30/2015	$9,876	$10,194	$9,994
10/31/2015	$10,133	$10,196	$10,285
11/30/2015	$10,124	$10,169	$10,259
12/31/2015	$10,014	$10,136	$10,183
1/31/2016	$9,827	$10,275	$10,074
2/29/2016	$9,827	$10,348	$10,099
3/31/2016	$10,155	$10,443	$10,397
4/30/2016	$10,249	$10,483	$10,464
5/31/2016	$10,296	$10,486	$10,505
6/30/2016	$10,355	$10,674	$10,600
7/31/2016	$10,580	$10,742	$10,795
8/31/2016	$10,627	$10,730	$10,791
9/30/2016	$10,655	$10,723	$10,802
10/31/2016	$10,552	$10,641	$10,677
11/30/2016	$10,486	$10,390	$10,590
12/31/2016	$10,577	$10,404	$10,689
1/31/2017	$10,714	$10,425	$10,784
2/28/2017	$10,880	$10,495	$10,954
3/31/2017	$10,924	$10,489	$10,985
4/30/2017	$11,032	$10,570	$11,097
5/31/2017	$11,140	$10,651	$11,233
6/30/2017	$11,159	$10,641	$11,242
7/31/2017	$11,307	$10,687	$11,364
8/31/2017	$11,366	$10,782	$11,438
9/30/2017	$11,429	$10,731	$11,491
10/31/2017	$11,498	$10,737	$11,580
11/30/2017	$11,558	$10,723	$11,671
12/31/2017	$11,652	$10,773	$11,757
1/31/2018	$11,850	$10,649	$11,897
2/28/2018	$11,621	$10,548	$11,660
3/31/2018	$11,598	$10,615	$11,615
4/30/2018	$11,577	$10,536	$11,598
5/31/2018	$11,598	$10,611	$11,697
6/30/2018	$11,560	$10,598	$11,692
7/31/2018	$11,676	$10,601	$11,831
8/31/2018	$11,728	$10,669	$11,954
9/30/2018	$11,700	$10,600	$11,932
10/31/2018	$11,319	$10,517	$11,572
11/30/2018	$11,351	$10,579	$11,674
12/31/2018	$11,167	$10,774	$11,494
1/31/2019	$11,551	$10,888	$11,879
2/28/2019	$11,653	$10,882	$12,001
3/31/2019	$11,799	$11,091	$12,218
4/30/2019	$11,935	$11,094	$12,379
5/31/2019	$11,788	$11,291	$12,267
6/30/2019	$12,108	$11,432	$12,657
7/31/2019	$12,130	$11,458	$12,704
8/31/2019	$12,176	$11,755	$12,835
9/30/2019	$12,206	$11,692	$12,888
10/31/2019	$12,332	$11,727	$13,030
11/30/2019	$12,412	$11,721	$13,159
12/31/2019	$12,568	$11,713	$13,295
1/31/2020	$12,639	$11,938	$13,432
2/29/2020	$12,438	$12,153	$13,192
3/31/2020	$11,457	$12,082	$12,559
4/30/2020	$12,108	$12,297	$13,189
5/31/2020	$12,499	$12,354	$13,444
6/30/2020	$12,795	$12,432	$13,612
7/31/2020	$13,174	$12,617	$13,968
8/31/2020	$13,399	$12,515	$14,222
9/30/2020	$13,274	$12,509	$14,045
10/31/2020	$13,131	$12,453	$13,853
11/30/2020	$13,973	$12,575	$14,562
12/31/2020	$14,265	$12,592	$14,791
1/31/2021	$14,228	$12,502	$14,670
2/28/2021	$14,265	$12,321	$14,664
3/31/2021	$14,302	$12,168	$14,716
4/30/2021	$14,610	$12,264	$15,031
5/31/2021	$14,721	$12,304	$15,139
6/30/2021	$14,891	$12,390	$15,287
7/31/2021	$15,003	$12,529	$15,494
8/31/2021	$15,126	$12,505	$15,610
9/30/2021	$14,813	$12,397	$15,295
10/31/2021	$15,111	$12,393	$15,595
11/30/2021	$14,925	$12,430	$15,506
12/31/2021	$15,080	$12,398	$15,712
1/31/2022	$14,561	$12,131	$15,201
2/28/2022	$14,295	$11,996	$14,956
3/31/2022	$14,150	$11,662	$14,830
4/30/2022	$13,456	$11,220	$14,033
5/31/2022	$13,523	$11,292	$14,095
6/30/2022	$12,913	$11,115	$13,524
7/31/2022	$13,395	$11,387	$14,115
8/31/2022	$13,007	$11,065	$13,649
9/30/2022	$12,279	$10,587	$12,822
10/31/2022	$12,504	$10,450	$13,036
11/30/2022	$13,057	$10,834	$13,665
12/31/2022	$12,854	$10,785	$13,422
1/31/2023	$13,398	$11,117	$14,022
2/28/2023	$13,085	$10,829	$13,669
3/31/2023	$13,354	$11,104	$14,042
4/30/2023	$13,464	$11,172	$14,184
5/31/2023	$13,313	$11,050	$14,034
6/30/2023	$13,559	$11,011	$14,298
7/31/2023	$13,711	$11,003	$14,460
8/31/2023	$13,546	$10,933	$14,279
9/30/2023	$13,119	$10,655	$13,828
10/31/2023	$12,870	$10,487	$13,545
11/30/2023	$13,617	$10,962	$14,389
12/31/2023	$14,221	$11,381	$14,994
1/31/2024	$14,263	$11,350	$15,030
2/29/2024	$14,417	$11,190	$15,115
3/31/2024	$14,709	$11,293	$15,376
4/30/2024	$14,245	$11,008	$14,923
5/31/2024	$14,596	$11,194	$15,321
6/30/2024	$14,778	$11,300	$15,525
7/31/2024	$15,061	$11,564	$15,856
8/31/2024	$15,372	$11,731	$16,151
9/30/2024	$15,588	$11,888	$16,395
10/31/2024	$15,246	$11,593	$16,017

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	18.46%	4.33%	4.31%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	18.24%	4.21%	4.82%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$443,643,601
Number of Portfolio Holdings	26
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$469,920

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	61.7%
U.S. Equity Funds	23.7
International Equity Funds	9.8
International Fixed Income Funds	3.2
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.6%
Transamerica Bond, Class I2	16.1
Transamerica US Growth, Class I2	10.0
Transamerica Large Cap Value, Class I2	9.5
Transamerica International Stock, Class I2	3.9
Transamerica International Equity, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica Emerging Markets Debt, Class I2	3.2
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Conservative Portfolio

Class I

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Conservative Portfolio

Class R

ICVRX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$80	0.73%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks current income and the preservation of capital through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund materially outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, benefitting from exposures to equities that outperformed fixed income over the fiscal year.

Both equity and fixed income allocations were drivers of performance in the Fund.

U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds were about flat versus their benchmarks in aggregate. Transamerica US Growth and Transamerica International Focus underperformed their respective benchmarks, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Transamerica Asset Allocation - Conservative Portfolio

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,104	$10,071	$10,127
12/31/2014	$10,023	$10,080	$10,092
1/31/2015	$10,058	$10,292	$10,159
2/28/2015	$10,259	$10,195	$10,304
3/31/2015	$10,236	$10,242	$10,279
4/30/2015	$10,262	$10,206	$10,323
5/31/2015	$10,271	$10,181	$10,336
6/30/2015	$10,156	$10,070	$10,183
7/31/2015	$10,226	$10,140	$10,304
8/31/2015	$9,954	$10,125	$10,063
9/30/2015	$9,814	$10,194	$9,994
10/31/2015	$10,068	$10,196	$10,285
11/30/2015	$10,059	$10,169	$10,259
12/31/2015	$9,933	$10,136	$10,183
1/31/2016	$9,739	$10,275	$10,074
2/29/2016	$9,739	$10,348	$10,099
3/31/2016	$10,055	$10,443	$10,397
4/30/2016	$10,147	$10,483	$10,464
5/31/2016	$10,193	$10,486	$10,505
6/30/2016	$10,247	$10,674	$10,600
7/31/2016	$10,459	$10,742	$10,795
8/31/2016	$10,496	$10,730	$10,791
9/30/2016	$10,525	$10,723	$10,802
10/31/2016	$10,414	$10,641	$10,677
11/30/2016	$10,340	$10,390	$10,590
12/31/2016	$10,432	$10,404	$10,689
1/31/2017	$10,557	$10,425	$10,784
2/28/2017	$10,710	$10,495	$10,954
3/31/2017	$10,754	$10,489	$10,985
4/30/2017	$10,859	$10,570	$11,097
5/31/2017	$10,955	$10,651	$11,233
6/30/2017	$10,977	$10,641	$11,242
7/31/2017	$11,102	$10,687	$11,364
8/31/2017	$11,160	$10,782	$11,438
9/30/2017	$11,226	$10,731	$11,491
10/31/2017	$11,283	$10,737	$11,580
11/30/2017	$11,332	$10,723	$11,671
12/31/2017	$11,430	$10,773	$11,757
1/31/2018	$11,613	$10,649	$11,897
2/28/2018	$11,379	$10,548	$11,660
3/31/2018	$11,351	$10,615	$11,615
4/30/2018	$11,331	$10,536	$11,598
5/31/2018	$11,341	$10,611	$11,697
6/30/2018	$11,307	$10,598	$11,692
7/31/2018	$11,409	$10,601	$11,831
8/31/2018	$11,450	$10,669	$11,954
9/30/2018	$11,415	$10,600	$11,932
10/31/2018	$11,046	$10,517	$11,572
11/30/2018	$11,067	$10,579	$11,674
12/31/2018	$10,880	$10,774	$11,494
1/31/2019	$11,252	$10,888	$11,879
2/28/2019	$11,339	$10,882	$12,001
3/31/2019	$11,485	$11,091	$12,218
4/30/2019	$11,605	$11,094	$12,379
5/31/2019	$11,452	$11,291	$12,267
6/30/2019	$11,764	$11,432	$12,657
7/31/2019	$11,775	$11,458	$12,704
8/31/2019	$11,818	$11,755	$12,835
9/30/2019	$11,850	$11,692	$12,888
10/31/2019	$11,960	$11,727	$13,030
11/30/2019	$12,037	$11,721	$13,159
12/31/2019	$12,182	$11,713	$13,295
1/31/2020	$12,239	$11,938	$13,432
2/29/2020	$12,035	$12,153	$13,192
3/31/2020	$11,088	$12,082	$12,559
4/30/2020	$11,712	$12,297	$13,189
5/31/2020	$12,087	$12,354	$13,444
6/30/2020	$12,359	$12,432	$13,612
7/31/2020	$12,722	$12,617	$13,968
8/31/2020	$12,938	$12,515	$14,222
9/30/2020	$12,813	$12,509	$14,045
10/31/2020	$12,666	$12,453	$13,853
11/30/2020	$13,471	$12,575	$14,562
12/31/2020	$13,747	$12,592	$14,791
1/31/2021	$13,712	$12,502	$14,670
2/28/2021	$13,735	$12,321	$14,664
3/31/2021	$13,765	$12,168	$14,716
4/30/2021	$14,059	$12,264	$15,031
5/31/2021	$14,153	$12,304	$15,139
6/30/2021	$14,322	$12,390	$15,287
7/31/2021	$14,416	$12,529	$15,494
8/31/2021	$14,522	$12,505	$15,610
9/30/2021	$14,219	$12,397	$15,295
10/31/2021	$14,502	$12,393	$15,595
11/30/2021	$14,313	$12,430	$15,506
12/31/2021	$14,454	$12,398	$15,712
1/31/2022	$13,948	$12,131	$15,201
2/28/2022	$13,682	$11,996	$14,956
3/31/2022	$13,541	$11,662	$14,830
4/30/2022	$12,844	$11,220	$14,033
5/31/2022	$12,907	$11,292	$14,095
6/30/2022	$12,309	$11,115	$13,524
7/31/2022	$12,766	$11,387	$14,115
8/31/2022	$12,398	$11,065	$13,649
9/30/2022	$11,693	$10,587	$12,822
10/31/2022	$11,897	$10,450	$13,036
11/30/2022	$12,419	$10,834	$13,665
12/31/2022	$12,223	$10,785	$13,422
1/31/2023	$12,736	$11,117	$14,022
2/28/2023	$12,428	$10,829	$13,669
3/31/2023	$12,679	$11,104	$14,042
4/30/2023	$12,782	$11,172	$14,184
5/31/2023	$12,627	$11,050	$14,034
6/30/2023	$12,857	$11,011	$14,298
7/31/2023	$12,999	$11,003	$14,460
8/31/2023	$12,831	$10,933	$14,279
9/30/2023	$12,426	$10,655	$13,828
10/31/2023	$12,179	$10,487	$13,545
11/30/2023	$12,881	$10,962	$14,389
12/31/2023	$13,446	$11,381	$14,994
1/31/2024	$13,472	$11,350	$15,030
2/29/2024	$13,617	$11,190	$15,115
3/31/2024	$13,913	$11,293	$15,376
4/30/2024	$13,465	$11,008	$14,923
5/31/2024	$13,781	$11,194	$15,321
6/30/2024	$13,948	$11,300	$15,525
7/31/2024	$14,213	$11,564	$15,856
8/31/2024	$14,504	$11,731	$16,151
9/30/2024	$14,689	$11,888	$16,395
10/31/2024	$14,369	$11,593	$16,017

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R	17.98%	3.74%	3.69%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	18.24%	4.21%	4.82%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$443,643,601
Number of Portfolio Holdings	26
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$469,920

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	61.7%
U.S. Equity Funds	23.7
International Equity Funds	9.8
International Fixed Income Funds	3.2
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.6%
Transamerica Bond, Class I2	16.1
Transamerica US Growth, Class I2	10.0
Transamerica Large Cap Value, Class I2	9.5
Transamerica International Stock, Class I2	3.9
Transamerica International Equity, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica Emerging Markets Debt, Class I2	3.2
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Conservative Portfolio

Class R

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Conservative Portfolio

Class R3

TAAJX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Conservative Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$38	0.35%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks current income and the preservation of capital through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund materially outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, benefitting from exposures to equities that outperformed fixed income over the fiscal year.

Both equity and fixed income allocations were drivers of performance in the Fund.

U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds were about flat versus their benchmarks in aggregate. Transamerica US Growth and Transamerica International Focus underperformed their respective benchmarks, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Transamerica Asset Allocation - Conservative Portfolio

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
2/28/2022	$10,000	$10,000	$10,000
3/31/2022	$9,927	$9,722	$9,915
4/30/2022	$9,420	$9,353	$9,383
5/31/2022	$9,467	$9,414	$9,424
6/30/2022	$9,028	$9,266	$9,043
7/31/2022	$9,368	$9,492	$9,437
8/31/2022	$9,104	$9,224	$9,126
9/30/2022	$8,582	$8,826	$8,573
10/31/2022	$8,743	$8,711	$8,716
11/30/2022	$9,131	$9,032	$9,137
12/31/2022	$8,978	$8,991	$8,974
1/31/2023	$9,359	$9,267	$9,376
2/28/2023	$9,140	$9,028	$9,139
3/31/2023	$9,327	$9,257	$9,389
4/30/2023	$9,404	$9,313	$9,484
5/31/2023	$9,299	$9,212	$9,383
6/30/2023	$9,471	$9,179	$9,560
7/31/2023	$9,577	$9,173	$9,668
8/31/2023	$9,451	$9,114	$9,547
9/30/2023	$9,160	$8,882	$9,245
10/31/2023	$8,976	$8,742	$9,057
11/30/2023	$9,499	$9,138	$9,620
12/31/2023	$9,921	$9,488	$10,025
1/31/2024	$9,940	$9,462	$10,049
2/29/2024	$10,048	$9,328	$10,106
3/31/2024	$10,262	$9,414	$10,281
4/30/2024	$9,927	$9,177	$9,978
5/31/2024	$10,173	$9,332	$10,244
6/30/2024	$10,298	$9,420	$10,380
7/31/2024	$10,497	$9,640	$10,602
8/31/2024	$10,705	$9,779	$10,799
9/30/2024	$10,854	$9,910	$10,962
10/31/2024	$10,614	$9,664	$10,709

Average Annual Total Returns

	1 Year	10 Years or Since Inception 3/1/22
Class R3	18.25%	2.25%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(1.27%)
Transamerica Asset Allocation - Conservative Portfolio Blended BenchmarkFootnote Reference(b)	18.24%	2.60%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$443,643,601
Number of Portfolio Holdings	26
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$469,920

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	61.7%
U.S. Equity Funds	23.7
International Equity Funds	9.8
International Fixed Income Funds	3.2
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.5
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Conservative Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	37.6%
Transamerica Bond, Class I2	16.1
Transamerica US Growth, Class I2	10.0
Transamerica Large Cap Value, Class I2	9.5
Transamerica International Stock, Class I2	3.9
Transamerica International Equity, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.3
Transamerica Emerging Markets Debt, Class I2	3.2
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Conservative Portfolio

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Growth Portfolio

Class A

IAAAX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.48%

How did the Fund perform last year and what affected its performance?

The Fund is an equity-focused fund-of-funds that seeks capital appreciation through its strategic allocation to equity asset classes. Over the fiscal year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Index.

Asset allocation differences versus the benchmark detracted as some off-benchmark allocations such as emerging markets and international small cap underperformed the developed large-and-mid cap benchmark. Equity managers also underperformed their respective benchmarks in aggregate.

Equities performed well over the fiscal year. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to domestic equities versus the benchmark, gained through equity index futures, had a positive impact on performance given the U.S. equity rally over the fiscal year.

Alpha from the underlying fund sub-advisers overall detracted. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Transamerica Asset Allocation - Growth Portfolio

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI World Index
10/31/2014	$9,451	$10,000
11/30/2014	$9,653	$10,200
12/31/2014	$9,565	$10,036
1/31/2015	$9,415	$9,854
2/28/2015	$9,951	$10,431
3/31/2015	$9,895	$10,268
4/30/2015	$9,970	$10,509
5/31/2015	$10,026	$10,545
6/30/2015	$9,876	$10,300
7/31/2015	$10,007	$10,485
8/31/2015	$9,434	$9,791
9/30/2015	$9,147	$9,430
10/31/2015	$9,702	$10,177
11/30/2015	$9,727	$10,126
12/31/2015	$9,543	$9,948
1/31/2016	$9,019	$9,353
2/29/2016	$8,999	$9,284
3/31/2016	$9,557	$9,914
4/30/2016	$9,639	$10,071
5/31/2016	$9,748	$10,127
6/30/2016	$9,700	$10,014
7/31/2016	$10,082	$10,437
8/31/2016	$10,157	$10,445
9/30/2016	$10,218	$10,501
10/31/2016	$10,020	$10,298
11/30/2016	$10,163	$10,446
12/31/2016	$10,334	$10,696
1/31/2017	$10,570	$10,954
2/28/2017	$10,850	$11,258
3/31/2017	$10,975	$11,378
4/30/2017	$11,145	$11,546
5/31/2017	$11,299	$11,790
6/30/2017	$11,380	$11,836
7/31/2017	$11,668	$12,119
8/31/2017	$11,653	$12,136
9/30/2017	$11,881	$12,408
10/31/2017	$12,043	$12,643
11/30/2017	$12,220	$12,917
12/31/2017	$12,417	$13,092
1/31/2018	$13,064	$13,783
2/28/2018	$12,516	$13,212
3/31/2018	$12,360	$12,924
4/30/2018	$12,442	$13,072
5/31/2018	$12,499	$13,154
6/30/2018	$12,426	$13,148
7/31/2018	$12,695	$13,559
8/31/2018	$12,810	$13,726
9/30/2018	$12,777	$13,803
10/31/2018	$11,763	$12,789
11/30/2018	$11,837	$12,935
12/31/2018	$10,994	$11,951
1/31/2019	$11,901	$12,881
2/28/2019	$12,155	$13,268
3/31/2019	$12,272	$13,443
4/30/2019	$12,643	$13,919
5/31/2019	$11,823	$13,116
6/30/2019	$12,536	$13,980
7/31/2019	$12,526	$14,050
8/31/2019	$12,175	$13,762
9/30/2019	$12,428	$14,055
10/31/2019	$12,692	$14,413
11/30/2019	$12,984	$14,814
12/31/2019	$13,391	$15,258
1/31/2020	$13,168	$15,165
2/29/2020	$12,242	$13,883
3/31/2020	$10,168	$12,046
4/30/2020	$11,402	$13,362
5/31/2020	$12,168	$14,007
6/30/2020	$12,657	$14,378
7/31/2020	$13,306	$15,066
8/31/2020	$13,933	$16,072
9/30/2020	$13,625	$15,518
10/31/2020	$13,327	$15,042
11/30/2020	$15,263	$16,965
12/31/2020	$15,916	$17,684
1/31/2021	$15,949	$17,509
2/28/2021	$16,392	$17,957
3/31/2021	$16,747	$18,555
4/30/2021	$17,445	$19,418
5/31/2021	$17,644	$19,698
6/30/2021	$17,987	$19,992
7/31/2021	$18,076	$20,350
8/31/2021	$18,430	$20,856
9/30/2021	$17,688	$19,990
10/31/2021	$18,674	$21,122
11/30/2021	$18,032	$20,660
12/31/2021	$18,485	$21,543
1/31/2022	$17,430	$20,403
2/28/2022	$16,926	$19,887
3/31/2022	$17,142	$20,432
4/30/2022	$15,764	$18,735
5/31/2022	$15,872	$18,749
6/30/2022	$14,433	$17,125
7/31/2022	$15,452	$18,485
8/31/2022	$14,853	$17,712
9/30/2022	$13,510	$16,066
10/31/2022	$14,493	$17,219
11/30/2022	$15,560	$18,416
12/31/2022	$14,907	$17,634
1/31/2023	$15,937	$18,882
2/28/2023	$15,507	$18,428
3/31/2023	$15,819	$18,998
4/30/2023	$16,015	$19,331
5/31/2023	$15,832	$19,138
6/30/2023	$16,771	$20,295
7/31/2023	$17,253	$20,977
8/31/2023	$16,823	$20,476
9/30/2023	$16,106	$19,593
10/31/2023	$15,650	$19,024
11/30/2023	$16,979	$20,808
12/31/2023	$17,894	$21,829
1/31/2024	$18,055	$22,091
2/29/2024	$19,033	$23,028
3/31/2024	$19,729	$23,768
4/30/2024	$18,952	$22,885
5/31/2024	$19,636	$23,907
6/30/2024	$19,890	$24,393
7/31/2024	$20,238	$24,823
8/31/2024	$20,747	$25,479
9/30/2024	$21,042	$25,946
10/31/2024	$20,653	$25,431

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A with Load	24.70%	8.98%	7.52%
Class A	31.97%	10.23%	8.13%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$978,003,684
Number of Portfolio Holdings	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (net of waivers and reimbursements)	$991,024

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.4%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	29.9%
Transamerica Large Cap Value, Class I2	29.0
Transamerica International Stock, Class I2	10.7
Transamerica International Equity, Class I2	9.4
Transamerica International Focus, Class I2	4.3
Transamerica Sustainable Equity Income, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.6
Transamerica Capital Growth, Class I2	2.4
Transamerica Mid Cap Growth, Class I2	1.7
Transamerica Energy Infrastructure, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Growth Portfolio

Class A

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Growth Portfolio

Class C

IAALX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.31%

How did the Fund perform last year and what affected its performance?

The Fund is an equity-focused fund-of-funds that seeks capital appreciation through its strategic allocation to equity asset classes. Over the fiscal year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Index.

Asset allocation differences versus the benchmark detracted as some off-benchmark allocations such as emerging markets and international small cap underperformed the developed large-and-mid cap benchmark. Equity managers also underperformed their respective benchmarks in aggregate.

Equities performed well over the fiscal year. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to domestic equities versus the benchmark, gained through equity index futures, had a positive impact on performance given the U.S. equity rally over the fiscal year.

Alpha from the underlying fund sub-advisers overall detracted. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Transamerica Asset Allocation - Growth Portfolio

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI World Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,207	$10,200
12/31/2014	$10,110	$10,036
1/31/2015	$9,942	$9,854
2/28/2015	$10,508	$10,431
3/31/2015	$10,440	$10,268
4/30/2015	$10,514	$10,509
5/31/2015	$10,561	$10,545
6/30/2015	$10,400	$10,300
7/31/2015	$10,528	$10,485
8/31/2015	$9,922	$9,791
9/30/2015	$9,612	$9,430
10/31/2015	$10,191	$10,177
11/30/2015	$10,211	$10,126
12/31/2015	$10,012	$9,948
1/31/2016	$9,456	$9,353
2/29/2016	$9,426	$9,284
3/31/2016	$10,005	$9,914
4/30/2016	$10,093	$10,071
5/31/2016	$10,196	$10,127
6/30/2016	$10,137	$10,014
7/31/2016	$10,532	$10,437
8/31/2016	$10,606	$10,445
9/30/2016	$10,664	$10,501
10/31/2016	$10,445	$10,298
11/30/2016	$10,591	$10,446
12/31/2016	$10,760	$10,696
1/31/2017	$11,004	$10,954
2/28/2017	$11,288	$11,258
3/31/2017	$11,406	$11,378
4/30/2017	$11,579	$11,546
5/31/2017	$11,729	$11,790
6/30/2017	$11,808	$11,836
7/31/2017	$12,099	$12,119
8/31/2017	$12,076	$12,136
9/30/2017	$12,304	$12,408
10/31/2017	$12,462	$12,643
11/30/2017	$12,643	$12,917
12/31/2017	$12,842	$13,092
1/31/2018	$13,495	$13,783
2/28/2018	$12,920	$13,212
3/31/2018	$12,755	$12,924
4/30/2018	$12,833	$13,072
5/31/2018	$12,885	$13,154
6/30/2018	$12,798	$13,148
7/31/2018	$13,068	$13,559
8/31/2018	$13,173	$13,726
9/30/2018	$13,129	$13,803
10/31/2018	$12,084	$12,789
11/30/2018	$12,154	$12,935
12/31/2018	$11,277	$11,951
1/31/2019	$12,203	$12,881
2/28/2019	$12,449	$13,268
3/31/2019	$12,562	$13,443
4/30/2019	$12,932	$13,919
5/31/2019	$12,089	$13,116
6/30/2019	$12,809	$13,980
7/31/2019	$12,789	$14,050
8/31/2019	$12,429	$13,762
9/30/2019	$12,675	$14,055
10/31/2019	$12,943	$14,413
11/30/2019	$13,231	$14,814
12/31/2019	$13,634	$15,258
1/31/2020	$13,400	$15,165
2/29/2020	$12,454	$13,883
3/31/2020	$10,328	$12,046
4/30/2020	$11,575	$13,362
5/31/2020	$12,354	$14,007
6/30/2020	$12,832	$14,378
7/31/2020	$13,489	$15,066
8/31/2020	$14,112	$16,072
9/30/2020	$13,790	$15,518
10/31/2020	$13,478	$15,042
11/30/2020	$15,426	$16,965
12/31/2020	$16,073	$17,684
1/31/2021	$16,096	$17,509
2/28/2021	$16,546	$17,957
3/31/2021	$16,891	$18,555
4/30/2021	$17,571	$19,418
5/31/2021	$17,767	$19,698
6/30/2021	$18,090	$19,992
7/31/2021	$18,170	$20,350
8/31/2021	$18,516	$20,856
9/30/2021	$17,767	$19,990
10/31/2021	$18,746	$21,122
11/30/2021	$18,090	$20,660
12/31/2021	$18,533	$21,543
1/31/2022	$17,455	$20,403
2/28/2022	$16,936	$19,887
3/31/2022	$17,146	$20,432
4/30/2022	$15,759	$18,735
5/31/2022	$15,858	$18,749
6/30/2022	$14,410	$17,125
7/31/2022	$15,425	$18,485
8/31/2022	$14,806	$17,712
9/30/2022	$13,469	$16,066
10/31/2022	$14,435	$17,219
11/30/2022	$15,487	$18,416
12/31/2022	$14,838	$17,634
1/31/2023	$15,845	$18,882
2/28/2023	$15,402	$18,428
3/31/2023	$15,697	$18,998
4/30/2023	$15,885	$19,331
5/31/2023	$15,697	$19,138
6/30/2023	$16,610	$20,295
7/31/2023	$17,080	$20,977
8/31/2023	$16,637	$20,476
9/30/2023	$15,925	$19,593
10/31/2023	$15,455	$19,024
11/30/2023	$16,758	$20,808
12/31/2023	$17,646	$21,829
1/31/2024	$17,797	$22,091
2/29/2024	$18,742	$23,028
3/31/2024	$19,426	$23,768
4/30/2024	$18,646	$22,885
5/31/2024	$19,303	$23,907
6/30/2024	$19,536	$24,393
7/31/2024	$19,864	$24,823
8/31/2024	$20,357	$25,479
9/30/2024	$20,631	$25,946
10/31/2024	$20,234	$25,431

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C with Load	29.92%	9.35%	7.30%
Class C	30.92%	9.35%	7.30%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$978,003,684
Number of Portfolio Holdings	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (net of waivers and reimbursements)	$991,024

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.4%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	29.9%
Transamerica Large Cap Value, Class I2	29.0
Transamerica International Stock, Class I2	10.7
Transamerica International Equity, Class I2	9.4
Transamerica International Focus, Class I2	4.3
Transamerica Sustainable Equity Income, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.6
Transamerica Capital Growth, Class I2	2.4
Transamerica Mid Cap Growth, Class I2	1.7
Transamerica Energy Infrastructure, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Growth Portfolio

Class C

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Growth Portfolio

Class I

TAGIX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.15%

How did the Fund perform last year and what affected its performance?

The Fund is an equity-focused fund-of-funds that seeks capital appreciation through its strategic allocation to equity asset classes. Over the fiscal year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Index.

Asset allocation differences versus the benchmark detracted as some off-benchmark allocations such as emerging markets and international small cap underperformed the developed large-and-mid cap benchmark. Equity managers also underperformed their respective benchmarks in aggregate.

Equities performed well over the fiscal year. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to domestic equities versus the benchmark, gained through equity index futures, had a positive impact on performance given the U.S. equity rally over the fiscal year.

Alpha from the underlying fund sub-advisers overall detracted. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Transamerica Asset Allocation - Growth Portfolio

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI World Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,214	$10,200
12/31/2014	$10,125	$10,036
1/31/2015	$9,966	$9,854
2/28/2015	$10,541	$10,431
3/31/2015	$10,481	$10,268
4/30/2015	$10,567	$10,509
5/31/2015	$10,620	$10,545
6/30/2015	$10,468	$10,300
7/31/2015	$10,613	$10,485
8/31/2015	$9,999	$9,791
9/30/2015	$9,702	$9,430
10/31/2015	$10,296	$10,177
11/30/2015	$10,323	$10,126
12/31/2015	$10,131	$9,948
1/31/2016	$9,573	$9,353
2/29/2016	$9,551	$9,284
3/31/2016	$10,152	$9,914
4/30/2016	$10,239	$10,071
5/31/2016	$10,355	$10,127
6/30/2016	$10,312	$10,014
7/31/2016	$10,717	$10,437
8/31/2016	$10,804	$10,445
9/30/2016	$10,869	$10,501
10/31/2016	$10,659	$10,298
11/30/2016	$10,819	$10,446
12/31/2016	$10,993	$10,696
1/31/2017	$11,252	$10,954
2/28/2017	$11,551	$11,258
3/31/2017	$11,684	$11,378
4/30/2017	$11,873	$11,546
5/31/2017	$12,037	$11,790
6/30/2017	$12,132	$11,836
7/31/2017	$12,438	$12,119
8/31/2017	$12,422	$12,136
9/30/2017	$12,666	$12,408
10/31/2017	$12,846	$12,643
11/30/2017	$13,035	$12,917
12/31/2017	$13,248	$13,092
1/31/2018	$13,939	$13,783
2/28/2018	$13,353	$13,212
3/31/2018	$13,196	$12,924
4/30/2018	$13,283	$13,072
5/31/2018	$13,353	$13,154
6/30/2018	$13,274	$13,148
7/31/2018	$13,572	$13,559
8/31/2018	$13,685	$13,726
9/30/2018	$13,659	$13,803
10/31/2018	$12,575	$12,789
11/30/2018	$12,662	$12,935
12/31/2018	$11,754	$11,951
1/31/2019	$12,737	$12,881
2/28/2019	$13,009	$13,268
3/31/2019	$13,134	$13,443
4/30/2019	$13,532	$13,919
5/31/2019	$12,664	$13,116
6/30/2019	$13,427	$13,980
7/31/2019	$13,417	$14,050
8/31/2019	$13,051	$13,762
9/30/2019	$13,322	$14,055
10/31/2019	$13,605	$14,413
11/30/2019	$13,919	$14,814
12/31/2019	$14,373	$15,258
1/31/2020	$14,133	$15,165
2/29/2020	$13,138	$13,883
3/31/2020	$10,909	$12,046
4/30/2020	$12,235	$13,362
5/31/2020	$13,070	$14,007
6/30/2020	$13,596	$14,378
7/31/2020	$14,293	$15,066
8/31/2020	$14,968	$16,072
9/30/2020	$14,648	$15,518
10/31/2020	$14,328	$15,042
11/30/2020	$16,409	$16,965
12/31/2020	$17,115	$17,684
1/31/2021	$17,163	$17,509
2/28/2021	$17,652	$17,957
3/31/2021	$18,034	$18,555
4/30/2021	$18,786	$19,418
5/31/2021	$19,013	$19,698
6/30/2021	$19,371	$19,992
7/31/2021	$19,479	$20,350
8/31/2021	$19,872	$20,856
9/30/2021	$19,073	$19,990
10/31/2021	$20,147	$21,122
11/30/2021	$19,455	$20,660
12/31/2021	$19,956	$21,543
1/31/2022	$18,816	$20,403
2/28/2022	$18,273	$19,887
3/31/2022	$18,519	$20,432
4/30/2022	$17,068	$18,735
5/31/2022	$17,185	$18,749
6/30/2022	$15,631	$17,125
7/31/2022	$16,744	$18,485
8/31/2022	$16,097	$17,712
9/30/2022	$14,647	$16,066
10/31/2022	$15,713	$17,219
11/30/2022	$16,881	$18,416
12/31/2022	$16,180	$17,634
1/31/2023	$17,297	$18,882
2/28/2023	$16,830	$18,428
3/31/2023	$17,170	$18,998
4/30/2023	$17,382	$19,331
5/31/2023	$17,198	$19,138
6/30/2023	$18,216	$20,295
7/31/2023	$18,754	$20,977
8/31/2023	$18,287	$20,476
9/30/2023	$17,523	$19,593
10/31/2023	$17,028	$19,024
11/30/2023	$18,471	$20,808
12/31/2023	$19,482	$21,829
1/31/2024	$19,657	$22,091
2/29/2024	$20,721	$23,028
3/31/2024	$21,493	$23,768
4/30/2024	$20,648	$22,885
5/31/2024	$21,405	$23,907
6/30/2024	$21,682	$24,393
7/31/2024	$22,076	$24,823
8/31/2024	$22,644	$25,479
9/30/2024	$22,965	$25,946
10/31/2024	$22,557	$25,431

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	32.47%	10.64%	8.47%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$978,003,684
Number of Portfolio Holdings	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (net of waivers and reimbursements)	$991,024

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.4%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	29.9%
Transamerica Large Cap Value, Class I2	29.0
Transamerica International Stock, Class I2	10.7
Transamerica International Equity, Class I2	9.4
Transamerica International Focus, Class I2	4.3
Transamerica Sustainable Equity Income, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.6
Transamerica Capital Growth, Class I2	2.4
Transamerica Mid Cap Growth, Class I2	1.7
Transamerica Energy Infrastructure, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Growth Portfolio

Class I

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Growth Portfolio

Class R

IGWRX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$85	0.73%

How did the Fund perform last year and what affected its performance?

The Fund is an equity-focused fund-of-funds that seeks capital appreciation through its strategic allocation to equity asset classes. Over the fiscal year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Index.

Asset allocation differences versus the benchmark detracted as some off-benchmark allocations such as emerging markets and international small cap underperformed the developed large-and-mid cap benchmark. Equity managers also underperformed their respective benchmarks in aggregate.

Equities performed well over the fiscal year. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to domestic equities versus the benchmark, gained through equity index futures, had a positive impact on performance given the U.S. equity rally over the fiscal year.

Alpha from the underlying fund sub-advisers overall detracted. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Transamerica Asset Allocation - Growth Portfolio

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	MSCI World Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,209	$10,200
12/31/2014	$10,116	$10,036
1/31/2015	$9,951	$9,854
2/28/2015	$10,514	$10,431
3/31/2015	$10,454	$10,268
4/30/2015	$10,533	$10,509
5/31/2015	$10,580	$10,545
6/30/2015	$10,427	$10,300
7/31/2015	$10,560	$10,485
8/31/2015	$9,951	$9,791
9/30/2015	$9,646	$9,430
10/31/2015	$10,229	$10,177
11/30/2015	$10,255	$10,126
12/31/2015	$10,056	$9,948
1/31/2016	$9,507	$9,353
2/29/2016	$9,478	$9,284
3/31/2016	$10,063	$9,914
4/30/2016	$10,150	$10,071
5/31/2016	$10,258	$10,127
6/30/2016	$10,208	$10,014
7/31/2016	$10,605	$10,437
8/31/2016	$10,684	$10,445
9/30/2016	$10,742	$10,501
10/31/2016	$10,525	$10,298
11/30/2016	$10,677	$10,446
12/31/2016	$10,855	$10,696
1/31/2017	$11,105	$10,954
2/28/2017	$11,393	$11,258
3/31/2017	$11,518	$11,378
4/30/2017	$11,697	$11,546
5/31/2017	$11,853	$11,790
6/30/2017	$11,938	$11,836
7/31/2017	$12,235	$12,119
8/31/2017	$12,219	$12,136
9/30/2017	$12,453	$12,408
10/31/2017	$12,624	$12,643
11/30/2017	$12,803	$12,917
12/31/2017	$13,012	$13,092
1/31/2018	$13,678	$13,783
2/28/2018	$13,107	$13,212
3/31/2018	$12,943	$12,924
4/30/2018	$13,021	$13,072
5/31/2018	$13,082	$13,154
6/30/2018	$13,004	$13,148
7/31/2018	$13,280	$13,559
8/31/2018	$13,393	$13,726
9/30/2018	$13,358	$13,803
10/31/2018	$12,287	$12,789
11/30/2018	$12,373	$12,935
12/31/2018	$11,478	$11,951
1/31/2019	$12,433	$12,881
2/28/2019	$12,689	$13,268
3/31/2019	$12,812	$13,443
4/30/2019	$13,192	$13,919
5/31/2019	$12,330	$13,116
6/30/2019	$13,079	$13,980
7/31/2019	$13,059	$14,050
8/31/2019	$12,700	$13,762
9/30/2019	$12,956	$14,055
10/31/2019	$13,233	$14,413
11/30/2019	$13,531	$14,814
12/31/2019	$13,958	$15,258
1/31/2020	$13,713	$15,165
2/29/2020	$12,752	$13,883
3/31/2020	$10,586	$12,046
4/30/2020	$11,870	$13,362
5/31/2020	$12,674	$14,007
6/30/2020	$13,177	$14,378
7/31/2020	$13,847	$15,066
8/31/2020	$14,494	$16,072
9/30/2020	$14,182	$15,518
10/31/2020	$13,858	$15,042
11/30/2020	$15,868	$16,965
12/31/2020	$16,547	$17,684
1/31/2021	$16,570	$17,509
2/28/2021	$17,034	$17,957
3/31/2021	$17,406	$18,555
4/30/2021	$18,113	$19,418
5/31/2021	$18,322	$19,698
6/30/2021	$18,670	$19,992
7/31/2021	$18,763	$20,350
8/31/2021	$19,123	$20,856
9/30/2021	$18,357	$19,990
10/31/2021	$19,378	$21,122
11/30/2021	$18,705	$20,660
12/31/2021	$19,165	$21,543
1/31/2022	$18,074	$20,403
2/28/2022	$17,548	$19,887
3/31/2022	$17,773	$20,432
4/30/2022	$16,332	$18,735
5/31/2022	$16,445	$18,749
6/30/2022	$14,953	$17,125
7/31/2022	$16,006	$18,485
8/31/2022	$15,379	$17,712
9/30/2022	$13,988	$16,066
10/31/2022	$14,991	$17,219
11/30/2022	$16,094	$18,416
12/31/2022	$15,421	$17,634
1/31/2023	$16,480	$18,882
2/28/2023	$16,032	$18,428
3/31/2023	$16,344	$18,998
4/30/2023	$16,548	$19,331
5/31/2023	$16,358	$19,138
6/30/2023	$17,322	$20,295
7/31/2023	$17,824	$20,977
8/31/2023	$17,363	$20,476
9/30/2023	$16,629	$19,593
10/31/2023	$16,154	$19,024
11/30/2023	$17,525	$20,808
12/31/2023	$18,460	$21,829
1/31/2024	$18,627	$22,091
2/29/2024	$19,629	$23,028
3/31/2024	$20,366	$23,768
4/30/2024	$19,559	$22,885
5/31/2024	$20,255	$23,907
6/30/2024	$20,519	$24,393
7/31/2024	$20,881	$24,823
8/31/2024	$21,395	$25,479
9/30/2024	$21,688	$25,946
10/31/2024	$21,298	$25,431

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R	31.84%	9.99%	7.85%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$978,003,684
Number of Portfolio Holdings	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (net of waivers and reimbursements)	$991,024

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.4%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	29.9%
Transamerica Large Cap Value, Class I2	29.0
Transamerica International Stock, Class I2	10.7
Transamerica International Equity, Class I2	9.4
Transamerica International Focus, Class I2	4.3
Transamerica Sustainable Equity Income, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.6
Transamerica Capital Growth, Class I2	2.4
Transamerica Mid Cap Growth, Class I2	1.7
Transamerica Energy Infrastructure, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Growth Portfolio

Class R

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Growth Portfolio

Class R3

TAAKX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Growth Portfolio (the "Fund") seeks long-term capital appreciation. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$41	0.35%

How did the Fund perform last year and what affected its performance?

The Fund is an equity-focused fund-of-funds that seeks capital appreciation through its strategic allocation to equity asset classes. Over the fiscal year ended October 31, 2024, the Fund underperformed its benchmark, the MSCI World Index.

Asset allocation differences versus the benchmark detracted as some off-benchmark allocations such as emerging markets and international small cap underperformed the developed large-and-mid cap benchmark. Equity managers also underperformed their respective benchmarks in aggregate.

Equities performed well over the fiscal year. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to domestic equities versus the benchmark, gained through equity index futures, had a positive impact on performance given the U.S. equity rally over the fiscal year.

Alpha from the underlying fund sub-advisers overall detracted. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results.

Transamerica Asset Allocation - Growth Portfolio

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI World Index
2/28/2022	$10,000	$10,000
3/31/2022	$10,317	$10,274
4/30/2022	$9,488	$9,421
5/31/2022	$9,553	$9,428
6/30/2022	$8,687	$8,611
7/31/2022	$9,307	$9,295
8/31/2022	$8,939	$8,906
9/30/2022	$8,139	$8,079
10/31/2022	$8,730	$8,659
11/30/2022	$9,372	$9,261
12/31/2022	$8,985	$8,867
1/31/2023	$9,606	$9,495
2/28/2023	$9,339	$9,267
3/31/2023	$9,528	$9,553
4/30/2023	$9,646	$9,720
5/31/2023	$9,543	$9,623
6/30/2023	$10,109	$10,205
7/31/2023	$10,400	$10,548
8/31/2023	$10,141	$10,296
9/30/2023	$9,716	$9,852
10/31/2023	$9,433	$9,566
11/30/2023	$10,243	$10,463
12/31/2023	$10,789	$10,977
1/31/2024	$10,895	$11,108
2/29/2024	$11,477	$11,579
3/31/2024	$11,906	$11,952
4/30/2024	$11,437	$11,508
5/31/2024	$11,850	$12,021
6/30/2024	$12,003	$12,266
7/31/2024	$12,222	$12,482
8/31/2024	$12,530	$12,812
9/30/2024	$12,708	$13,047
10/31/2024	$12,473	$12,788

Average Annual Total Returns

	1 Year	10 Years or Since Inception 3/1/22
Class R3	32.22%	8.62%
MSCI World IndexFootnote Reference(a)	33.68%	9.64%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$978,003,684
Number of Portfolio Holdings	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (net of waivers and reimbursements)	$991,024

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	69.4%
International Equity Funds	27.8
U.S. Mixed Allocation Funds	1.7
Repurchase Agreements	1.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Growth Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	29.9%
Transamerica Large Cap Value, Class I2	29.0
Transamerica International Stock, Class I2	10.7
Transamerica International Equity, Class I2	9.4
Transamerica International Focus, Class I2	4.3
Transamerica Sustainable Equity Income, Class I2	3.4
Transamerica Emerging Markets Equity, Class I2	2.6
Transamerica Capital Growth, Class I2	2.4
Transamerica Mid Cap Growth, Class I2	1.7
Transamerica Energy Infrastructure, Class I2	1.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Growth Portfolio

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

IMLAX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.47%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance though security selection within underlying funds overall detracted relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity as fixed income was also included in the Fund.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg U.S. Aggregate Bond Index.

Alpha from the underlying funds overall detracted somewhat, driven by equity funds. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying equity funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results. Positive contribution from underlying fixed income funds also helped to partially offset. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2014	$9,448	$10,000	$10,000
11/30/2014	$9,603	$10,200	$10,182
12/31/2014	$9,520	$10,036	$10,099
1/31/2015	$9,444	$9,854	$10,024
2/28/2015	$9,845	$10,431	$10,404
3/31/2015	$9,796	$10,268	$10,307
4/30/2015	$9,859	$10,509	$10,434
5/31/2015	$9,893	$10,545	$10,484
6/30/2015	$9,762	$10,300	$10,288
7/31/2015	$9,866	$10,485	$10,460
8/31/2015	$9,409	$9,791	$9,985
9/30/2015	$9,181	$9,430	$9,779
10/31/2015	$9,630	$10,177	$10,344
11/30/2015	$9,637	$10,126	$10,318
12/31/2015	$9,483	$9,948	$10,199
1/31/2016	$9,081	$9,353	$9,838
2/29/2016	$9,066	$9,284	$9,816
3/31/2016	$9,536	$9,914	$10,305
4/30/2016	$9,625	$10,071	$10,401
5/31/2016	$9,707	$10,127	$10,477
6/30/2016	$9,700	$10,014	$10,473
7/31/2016	$10,006	$10,437	$10,794
8/31/2016	$10,065	$10,445	$10,800
9/30/2016	$10,110	$10,501	$10,828
10/31/2016	$9,953	$10,298	$10,660
11/30/2016	$10,013	$10,446	$10,733
12/31/2016	$10,145	$10,696	$10,919
1/31/2017	$10,337	$10,954	$11,094
2/28/2017	$10,569	$11,258	$11,366
3/31/2017	$10,656	$11,378	$11,439
4/30/2017	$10,792	$11,546	$11,586
5/31/2017	$10,928	$11,790	$11,785
6/30/2017	$10,984	$11,836	$11,814
7/31/2017	$11,207	$12,119	$12,020
8/31/2017	$11,215	$12,136	$12,070
9/30/2017	$11,367	$12,408	$12,238
10/31/2017	$11,479	$12,643	$12,420
11/30/2017	$11,606	$12,917	$12,629
12/31/2017	$11,756	$13,092	$12,759
1/31/2018	$12,195	$13,783	$13,207
2/28/2018	$11,791	$13,212	$12,806
3/31/2018	$11,703	$12,924	$12,626
4/30/2018	$11,738	$13,072	$12,685
5/31/2018	$11,774	$13,154	$12,805
6/30/2018	$11,712	$13,148	$12,807
7/31/2018	$11,914	$13,559	$13,108
8/31/2018	$11,984	$13,726	$13,290
9/30/2018	$11,958	$13,803	$13,326
10/31/2018	$11,247	$12,789	$12,626
11/30/2018	$11,299	$12,935	$12,772
12/31/2018	$10,752	$11,951	$12,147
1/31/2019	$11,430	$12,881	$12,831
2/28/2019	$11,602	$13,268	$13,100
3/31/2019	$11,733	$13,443	$13,320
4/30/2019	$11,986	$13,919	$13,667
5/31/2019	$11,480	$13,116	$13,180
6/30/2019	$12,006	$13,980	$13,850
7/31/2019	$12,006	$14,050	$13,920
8/31/2019	$11,834	$13,762	$13,845
9/30/2019	$11,986	$14,055	$14,035
10/31/2019	$12,188	$14,413	$14,303
11/30/2019	$12,380	$14,814	$14,589
12/31/2019	$12,672	$15,258	$14,902
1/31/2020	$12,574	$15,165	$14,920
2/29/2020	$11,988	$13,883	$14,116
3/31/2020	$10,435	$12,046	$12,844
4/30/2020	$11,401	$13,362	$13,896
5/31/2020	$11,998	$14,007	$14,368
6/30/2020	$12,389	$14,378	$14,639
7/31/2020	$12,900	$15,066	$15,182
8/31/2020	$13,345	$16,072	$15,852
9/30/2020	$13,117	$15,518	$15,467
10/31/2020	$12,889	$15,042	$15,114
11/30/2020	$14,333	$16,965	$16,511
12/31/2020	$14,813	$17,684	$17,008
1/31/2021	$14,825	$17,509	$16,853
2/28/2021	$15,085	$17,957	$17,082
3/31/2021	$15,277	$18,555	$17,416
4/30/2021	$15,774	$19,418	$18,025
5/31/2021	$15,932	$19,698	$18,224
6/30/2021	$16,192	$19,992	$18,453
7/31/2021	$16,282	$20,350	$18,746
8/31/2021	$16,520	$20,856	$19,062
9/30/2021	$16,000	$19,990	$18,458
10/31/2021	$16,633	$21,122	$19,189
11/30/2021	$16,192	$20,660	$18,911
12/31/2021	$16,497	$21,543	$19,463
1/31/2022	$15,713	$20,403	$18,616
2/28/2022	$15,334	$19,887	$18,224
3/31/2022	$15,383	$20,432	$18,422
4/30/2022	$14,354	$18,735	$17,141
5/31/2022	$14,415	$18,749	$17,184
6/30/2022	$13,399	$17,125	$16,061
7/31/2022	$14,121	$18,485	$17,071
8/31/2022	$13,656	$17,712	$16,427
9/30/2022	$12,664	$16,066	$15,145
10/31/2022	$13,276	$17,219	$15,848
11/30/2022	$14,060	$18,416	$16,794
12/31/2022	$13,628	$17,634	$16,272
1/31/2023	$14,402	$18,882	$17,228
2/28/2023	$14,034	$18,428	$16,804
3/31/2023	$14,313	$18,998	$17,296
4/30/2023	$14,453	$19,331	$17,540
5/31/2023	$14,301	$19,138	$17,360
6/30/2023	$14,884	$20,295	$18,076
7/31/2023	$15,201	$20,977	$18,497
8/31/2023	$14,897	$20,476	$18,153
9/30/2023	$14,339	$19,593	$17,466
10/31/2023	$13,983	$19,024	$17,029
11/30/2023	$15,024	$20,808	$18,377
12/31/2023	$15,768	$21,829	$19,220
1/31/2024	$15,873	$22,091	$19,366
2/29/2024	$16,437	$23,028	$19,858
3/31/2024	$16,922	$23,768	$20,360
4/30/2024	$16,293	$22,885	$19,676
5/31/2024	$16,804	$23,907	$20,391
6/30/2024	$17,014	$24,393	$20,740
7/31/2024	$17,329	$24,823	$21,141
8/31/2024	$17,736	$25,479	$21,623
9/30/2024	$17,998	$25,946	$21,987
10/31/2024	$17,644	$25,431	$21,518

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A with Load	19.25%	6.47%	5.84%
Class A	26.18%	7.68%	6.45%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	26.37%	8.51%	7.96%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,447,172,777
Number of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,473,955

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.0%
U.S. Fixed Income Funds	25.9
International Equity Funds	19.6
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.1
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	21.0%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.4
Transamerica International Stock, Class I2	7.8
Transamerica International Equity, Class I2	6.3
Transamerica Bond, Class I2	5.3
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica International Focus, Class I2	3.1
Transamerica Long Credit, Class I2	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class A

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

IMLLX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.28%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance though security selection within underlying funds overall detracted relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity as fixed income was also included in the Fund.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg U.S. Aggregate Bond Index.

Alpha from the underlying funds overall detracted somewhat, driven by equity funds. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying equity funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results. Positive contribution from underlying fixed income funds also helped to partially offset. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,159	$10,200	$10,182
12/31/2014	$10,057	$10,036	$10,099
1/31/2015	$9,976	$9,854	$10,024
2/28/2015	$10,394	$10,431	$10,404
3/31/2015	$10,335	$10,268	$10,307
4/30/2015	$10,394	$10,509	$10,434
5/31/2015	$10,423	$10,545	$10,484
6/30/2015	$10,284	$10,300	$10,288
7/31/2015	$10,379	$10,485	$10,460
8/31/2015	$9,896	$9,791	$9,985
9/30/2015	$9,654	$9,430	$9,779
10/31/2015	$10,116	$10,177	$10,344
11/30/2015	$10,116	$10,126	$10,318
12/31/2015	$9,947	$9,948	$10,199
1/31/2016	$9,524	$9,353	$9,838
2/29/2016	$9,500	$9,284	$9,816
3/31/2016	$9,986	$9,914	$10,305
4/30/2016	$10,073	$10,071	$10,401
5/31/2016	$10,151	$10,127	$10,477
6/30/2016	$10,135	$10,014	$10,473
7/31/2016	$10,457	$10,437	$10,794
8/31/2016	$10,512	$10,445	$10,800
9/30/2016	$10,551	$10,501	$10,828
10/31/2016	$10,378	$10,298	$10,660
11/30/2016	$10,433	$10,446	$10,733
12/31/2016	$10,567	$10,696	$10,919
1/31/2017	$10,766	$10,954	$11,094
2/28/2017	$10,991	$11,258	$11,366
3/31/2017	$11,082	$11,378	$11,439
4/30/2017	$11,216	$11,546	$11,586
5/31/2017	$11,340	$11,790	$11,785
6/30/2017	$11,399	$11,836	$11,814
7/31/2017	$11,615	$12,119	$12,020
8/31/2017	$11,623	$12,136	$12,070
9/30/2017	$11,773	$12,408	$12,238
10/31/2017	$11,881	$12,643	$12,420
11/30/2017	$12,006	$12,917	$12,629
12/31/2017	$12,154	$13,092	$12,759
1/31/2018	$12,599	$13,783	$13,207
2/28/2018	$12,182	$13,212	$12,806
3/31/2018	$12,073	$12,924	$12,626
4/30/2018	$12,100	$13,072	$12,685
5/31/2018	$12,127	$13,154	$12,805
6/30/2018	$12,064	$13,148	$12,807
7/31/2018	$12,263	$13,559	$13,108
8/31/2018	$12,327	$13,726	$13,290
9/30/2018	$12,290	$13,803	$13,326
10/31/2018	$11,546	$12,789	$12,626
11/30/2018	$11,601	$12,935	$12,772
12/31/2018	$11,038	$11,951	$12,147
1/31/2019	$11,715	$12,881	$12,831
2/28/2019	$11,890	$13,268	$13,100
3/31/2019	$12,013	$13,443	$13,320
4/30/2019	$12,259	$13,919	$13,667
5/31/2019	$11,736	$13,116	$13,180
6/30/2019	$12,270	$13,980	$13,850
7/31/2019	$12,259	$14,050	$13,920
8/31/2019	$12,085	$13,762	$13,845
9/30/2019	$12,229	$14,055	$14,035
10/31/2019	$12,424	$14,413	$14,303
11/30/2019	$12,608	$14,814	$14,589
12/31/2019	$12,910	$15,258	$14,902
1/31/2020	$12,801	$15,165	$14,920
2/29/2020	$12,190	$13,883	$14,116
3/31/2020	$10,609	$12,046	$12,844
4/30/2020	$11,569	$13,362	$13,896
5/31/2020	$12,168	$14,007	$14,368
6/30/2020	$12,561	$14,378	$14,639
7/31/2020	$13,073	$15,066	$15,182
8/31/2020	$13,509	$16,072	$15,852
9/30/2020	$13,270	$15,518	$15,467
10/31/2020	$13,041	$15,042	$15,114
11/30/2020	$14,491	$16,965	$16,511
12/31/2020	$14,976	$17,684	$17,008
1/31/2021	$14,965	$17,509	$16,853
2/28/2021	$15,223	$17,957	$17,082
3/31/2021	$15,403	$18,555	$17,416
4/30/2021	$15,898	$19,418	$18,025
5/31/2021	$16,044	$19,698	$18,224
6/30/2021	$16,291	$19,992	$18,453
7/31/2021	$16,370	$20,350	$18,746
8/31/2021	$16,595	$20,856	$19,062
9/30/2021	$16,066	$19,990	$18,458
10/31/2021	$16,696	$21,122	$19,189
11/30/2021	$16,246	$20,660	$18,911
12/31/2021	$16,534	$21,543	$19,463
1/31/2022	$15,739	$20,403	$18,616
2/28/2022	$15,354	$19,887	$18,224
3/31/2022	$15,378	$20,432	$18,422
4/30/2022	$14,354	$18,735	$17,141
5/31/2022	$14,402	$18,749	$17,184
6/30/2022	$13,379	$17,125	$16,061
7/31/2022	$14,101	$18,485	$17,071
8/31/2022	$13,632	$17,712	$16,427
9/30/2022	$12,632	$16,066	$15,145
10/31/2022	$13,222	$17,219	$15,848
11/30/2022	$13,993	$18,416	$16,794
12/31/2022	$13,559	$17,634	$16,272
1/31/2023	$14,325	$18,882	$17,228
2/28/2023	$13,942	$18,428	$16,804
3/31/2023	$14,214	$18,998	$17,296
4/30/2023	$14,337	$19,331	$17,540
5/31/2023	$14,189	$19,138	$17,360
6/30/2023	$14,757	$20,295	$18,076
7/31/2023	$15,054	$20,977	$18,497
8/31/2023	$14,745	$20,476	$18,153
9/30/2023	$14,177	$19,593	$17,466
10/31/2023	$13,819	$19,024	$17,029
11/30/2023	$14,831	$20,808	$18,377
12/31/2023	$15,564	$21,829	$19,220
1/31/2024	$15,653	$22,091	$19,366
2/29/2024	$16,196	$23,028	$19,858
3/31/2024	$16,663	$23,768	$20,360
4/30/2024	$16,044	$22,885	$19,676
5/31/2024	$16,524	$23,907	$20,391
6/30/2024	$16,726	$24,393	$20,740
7/31/2024	$17,017	$24,823	$21,141
8/31/2024	$17,409	$25,479	$21,623
9/30/2024	$17,649	$25,946	$21,987
10/31/2024	$17,295	$25,431	$21,518

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C with Load	24.16%	6.84%	5.63%
Class C	25.16%	6.84%	5.63%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	26.37%	8.51%	7.96%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,447,172,777
Number of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,473,955

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.0%
U.S. Fixed Income Funds	25.9
International Equity Funds	19.6
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.1
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	21.0%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.4
Transamerica International Stock, Class I2	7.8
Transamerica International Equity, Class I2	6.3
Transamerica Bond, Class I2	5.3
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica International Focus, Class I2	3.1
Transamerica Long Credit, Class I2	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class C

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

TMGIX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.14%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance though security selection within underlying funds overall detracted relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity as fixed income was also included in the Fund.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg U.S. Aggregate Bond Index.

Alpha from the underlying funds overall detracted somewhat, driven by equity funds. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying equity funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results. Positive contribution from underlying fixed income funds also helped to partially offset. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,171	$10,200	$10,182
12/31/2014	$10,083	$10,036	$10,099
1/31/2015	$10,002	$9,854	$10,024
2/28/2015	$10,428	$10,431	$10,404
3/31/2015	$10,377	$10,268	$10,307
4/30/2015	$10,450	$10,509	$10,434
5/31/2015	$10,487	$10,545	$10,484
6/30/2015	$10,355	$10,300	$10,288
7/31/2015	$10,465	$10,485	$10,460
8/31/2015	$9,988	$9,791	$9,985
9/30/2015	$9,745	$9,430	$9,779
10/31/2015	$10,222	$10,177	$10,344
11/30/2015	$10,230	$10,126	$10,318
12/31/2015	$10,069	$9,948	$10,199
1/31/2016	$9,648	$9,353	$9,838
2/29/2016	$9,633	$9,284	$9,816
3/31/2016	$10,133	$9,914	$10,305
4/30/2016	$10,228	$10,071	$10,401
5/31/2016	$10,315	$10,127	$10,477
6/30/2016	$10,308	$10,014	$10,473
7/31/2016	$10,641	$10,437	$10,794
8/31/2016	$10,705	$10,445	$10,800
9/30/2016	$10,760	$10,501	$10,828
10/31/2016	$10,593	$10,298	$10,660
11/30/2016	$10,657	$10,446	$10,733
12/31/2016	$10,800	$10,696	$10,919
1/31/2017	$11,013	$10,954	$11,094
2/28/2017	$11,251	$11,258	$11,366
3/31/2017	$11,353	$11,378	$11,439
4/30/2017	$11,498	$11,546	$11,586
5/31/2017	$11,643	$11,790	$11,785
6/30/2017	$11,703	$11,836	$11,814
7/31/2017	$11,941	$12,119	$12,020
8/31/2017	$11,967	$12,136	$12,070
9/30/2017	$12,129	$12,408	$12,238
10/31/2017	$12,248	$12,643	$12,420
11/30/2017	$12,384	$12,917	$12,629
12/31/2017	$12,549	$13,092	$12,759
1/31/2018	$13,019	$13,783	$13,207
2/28/2018	$12,596	$13,212	$12,806
3/31/2018	$12,493	$12,924	$12,626
4/30/2018	$12,540	$13,072	$12,685
5/31/2018	$12,577	$13,154	$12,805
6/30/2018	$12,511	$13,148	$12,807
7/31/2018	$12,727	$13,559	$13,108
8/31/2018	$12,812	$13,726	$13,290
9/30/2018	$12,784	$13,803	$13,326
10/31/2018	$12,023	$12,789	$12,626
11/30/2018	$12,089	$12,935	$12,772
12/31/2018	$11,510	$11,951	$12,147
1/31/2019	$12,226	$12,881	$12,831
2/28/2019	$12,421	$13,268	$13,100
3/31/2019	$12,562	$13,443	$13,320
4/30/2019	$12,834	$13,919	$13,667
5/31/2019	$12,291	$13,116	$13,180
6/30/2019	$12,866	$13,980	$13,850
7/31/2019	$12,866	$14,050	$13,920
8/31/2019	$12,682	$13,762	$13,845
9/30/2019	$12,844	$14,055	$14,035
10/31/2019	$13,061	$14,413	$14,303
11/30/2019	$13,267	$14,814	$14,589
12/31/2019	$13,592	$15,258	$14,902
1/31/2020	$13,486	$15,165	$14,920
2/29/2020	$12,868	$13,883	$14,116
3/31/2020	$11,198	$12,046	$12,844
4/30/2020	$12,237	$13,362	$13,896
5/31/2020	$12,879	$14,007	$14,368
6/30/2020	$13,300	$14,378	$14,639
7/31/2020	$13,860	$15,066	$15,182
8/31/2020	$14,339	$16,072	$15,852
9/30/2020	$14,094	$15,518	$15,467
10/31/2020	$13,860	$15,042	$15,114
11/30/2020	$15,413	$16,965	$16,511
12/31/2020	$15,941	$17,684	$17,008
1/31/2021	$15,953	$17,509	$16,853
2/28/2021	$16,233	$17,957	$17,082
3/31/2021	$16,440	$18,555	$17,416
4/30/2021	$16,976	$19,418	$18,025
5/31/2021	$17,159	$19,698	$18,224
6/30/2021	$17,439	$19,992	$18,453
7/31/2021	$17,548	$20,350	$18,746
8/31/2021	$17,804	$20,856	$19,062
9/30/2021	$17,244	$19,990	$18,458
10/31/2021	$17,938	$21,122	$19,189
11/30/2021	$17,463	$20,660	$18,911
12/31/2021	$17,797	$21,543	$19,463
1/31/2022	$16,963	$20,403	$18,616
2/28/2022	$16,553	$19,887	$18,224
3/31/2022	$16,606	$20,432	$18,422
4/30/2022	$15,534	$18,735	$17,141
5/31/2022	$15,600	$18,749	$17,184
6/30/2022	$14,515	$17,125	$16,061
7/31/2022	$15,296	$18,485	$17,071
8/31/2022	$14,793	$17,712	$16,427
9/30/2022	$13,721	$16,066	$15,145
10/31/2022	$14,389	$17,219	$15,848
11/30/2022	$15,238	$18,416	$16,794
12/31/2022	$14,781	$17,634	$16,272
1/31/2023	$15,621	$18,882	$17,228
2/28/2023	$15,221	$18,428	$16,804
3/31/2023	$15,524	$18,998	$17,296
4/30/2023	$15,690	$19,331	$17,540
5/31/2023	$15,538	$19,138	$17,360
6/30/2023	$16,172	$20,295	$18,076
7/31/2023	$16,516	$20,977	$18,497
8/31/2023	$16,186	$20,476	$18,153
9/30/2023	$15,593	$19,593	$17,466
10/31/2023	$15,208	$19,024	$17,029
11/30/2023	$16,337	$20,808	$18,377
12/31/2023	$17,156	$21,829	$19,220
1/31/2024	$17,271	$22,091	$19,366
2/29/2024	$17,884	$23,028	$19,858
3/31/2024	$18,427	$23,768	$20,360
4/30/2024	$17,756	$22,885	$19,676
5/31/2024	$18,298	$23,907	$20,391
6/30/2024	$18,541	$24,393	$20,740
7/31/2024	$18,883	$24,823	$21,141
8/31/2024	$19,340	$25,479	$21,623
9/30/2024	$19,626	$25,946	$21,987
10/31/2024	$19,240	$25,431	$21,518

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	26.52%	8.05%	6.76%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	26.37%	8.51%	7.96%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,447,172,777
Number of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,473,955

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.0%
U.S. Fixed Income Funds	25.9
International Equity Funds	19.6
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.1
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	21.0%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.4
Transamerica International Stock, Class I2	7.8
Transamerica International Equity, Class I2	6.3
Transamerica Bond, Class I2	5.3
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica International Focus, Class I2	3.1
Transamerica Long Credit, Class I2	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class I

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

IMGRX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$79	0.70%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance though security selection within underlying funds overall detracted relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity as fixed income was also included in the Fund.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg U.S. Aggregate Bond Index.

Alpha from the underlying funds overall detracted somewhat, driven by equity funds. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying equity funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results. Positive contribution from underlying fixed income funds also helped to partially offset. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,165	$10,200	$10,182
12/31/2014	$10,069	$10,036	$10,099
1/31/2015	$9,988	$9,854	$10,024
2/28/2015	$10,407	$10,431	$10,404
3/31/2015	$10,355	$10,268	$10,307
4/30/2015	$10,421	$10,509	$10,434
5/31/2015	$10,451	$10,545	$10,484
6/30/2015	$10,319	$10,300	$10,288
7/31/2015	$10,421	$10,485	$10,460
8/31/2015	$9,937	$9,791	$9,985
9/30/2015	$9,695	$9,430	$9,779
10/31/2015	$10,165	$10,177	$10,344
11/30/2015	$10,172	$10,126	$10,318
12/31/2015	$10,005	$9,948	$10,199
1/31/2016	$9,586	$9,353	$9,838
2/29/2016	$9,562	$9,284	$9,816
3/31/2016	$10,060	$9,914	$10,305
4/30/2016	$10,147	$10,071	$10,401
5/31/2016	$10,234	$10,127	$10,477
6/30/2016	$10,218	$10,014	$10,473
7/31/2016	$10,542	$10,437	$10,794
8/31/2016	$10,606	$10,445	$10,800
9/30/2016	$10,645	$10,501	$10,828
10/31/2016	$10,479	$10,298	$10,660
11/30/2016	$10,534	$10,446	$10,733
12/31/2016	$10,680	$10,696	$10,919
1/31/2017	$10,874	$10,954	$11,094
2/28/2017	$11,119	$11,258	$11,366
3/31/2017	$11,203	$11,378	$11,439
4/30/2017	$11,346	$11,546	$11,586
5/31/2017	$11,481	$11,790	$11,785
6/30/2017	$11,540	$11,836	$11,814
7/31/2017	$11,768	$12,119	$12,020
8/31/2017	$11,785	$12,136	$12,070
9/30/2017	$11,936	$12,408	$12,238
10/31/2017	$12,054	$12,643	$12,420
11/30/2017	$12,181	$12,917	$12,629
12/31/2017	$12,338	$13,092	$12,759
1/31/2018	$12,791	$13,783	$13,207
2/28/2018	$12,375	$13,212	$12,806
3/31/2018	$12,273	$12,924	$12,626
4/30/2018	$12,301	$13,072	$12,685
5/31/2018	$12,338	$13,154	$12,805
6/30/2018	$12,273	$13,148	$12,807
7/31/2018	$12,477	$13,559	$13,108
8/31/2018	$12,551	$13,726	$13,290
9/30/2018	$12,523	$13,803	$13,326
10/31/2018	$11,774	$12,789	$12,626
11/30/2018	$11,829	$12,935	$12,772
12/31/2018	$11,260	$11,951	$12,147
1/31/2019	$11,950	$12,881	$12,831
2/28/2019	$12,131	$13,268	$13,100
3/31/2019	$12,269	$13,443	$13,320
4/30/2019	$12,534	$13,919	$13,667
5/31/2019	$12,003	$13,116	$13,180
6/30/2019	$12,544	$13,980	$13,850
7/31/2019	$12,544	$14,050	$13,920
8/31/2019	$12,364	$13,762	$13,845
9/30/2019	$12,523	$14,055	$14,035
10/31/2019	$12,725	$14,413	$14,303
11/30/2019	$12,927	$14,814	$14,589
12/31/2019	$13,234	$15,258	$14,902
1/31/2020	$13,120	$15,165	$14,920
2/29/2020	$12,508	$13,883	$14,116
3/31/2020	$10,886	$12,046	$12,844
4/30/2020	$11,884	$13,362	$13,896
5/31/2020	$12,508	$14,007	$14,368
6/30/2020	$12,905	$14,378	$14,639
7/31/2020	$13,438	$15,066	$15,182
8/31/2020	$13,903	$16,072	$15,852
9/30/2020	$13,653	$15,518	$15,467
10/31/2020	$13,427	$15,042	$15,114
11/30/2020	$14,924	$16,965	$16,511
12/31/2020	$15,424	$17,684	$17,008
1/31/2021	$15,424	$17,509	$16,853
2/28/2021	$15,695	$17,957	$17,082
3/31/2021	$15,895	$18,555	$17,416
4/30/2021	$16,401	$19,418	$18,025
5/31/2021	$16,565	$19,698	$18,224
6/30/2021	$16,836	$19,992	$18,453
7/31/2021	$16,918	$20,350	$18,746
8/31/2021	$17,165	$20,856	$19,062
9/30/2021	$16,624	$19,990	$18,458
10/31/2021	$17,271	$21,122	$19,189
11/30/2021	$16,812	$20,660	$18,911
12/31/2021	$17,115	$21,543	$19,463
1/31/2022	$16,314	$20,403	$18,616
2/28/2022	$15,920	$19,887	$18,224
3/31/2022	$15,958	$20,432	$18,422
4/30/2022	$14,890	$18,735	$17,141
5/31/2022	$14,953	$18,749	$17,184
6/30/2022	$13,898	$17,125	$16,061
7/31/2022	$14,635	$18,485	$17,071
8/31/2022	$14,152	$17,712	$16,427
9/30/2022	$13,122	$16,066	$15,145
10/31/2022	$13,758	$17,219	$15,848
11/30/2022	$14,559	$18,416	$16,794
12/31/2022	$14,115	$17,634	$16,272
1/31/2023	$14,916	$18,882	$17,228
2/28/2023	$14,522	$18,428	$16,804
3/31/2023	$14,811	$18,998	$17,296
4/30/2023	$14,956	$19,331	$17,540
5/31/2023	$14,798	$19,138	$17,360
6/30/2023	$15,389	$20,295	$18,076
7/31/2023	$15,717	$20,977	$18,497
8/31/2023	$15,402	$20,476	$18,153
9/30/2023	$14,824	$19,593	$17,466
10/31/2023	$14,457	$19,024	$17,029
11/30/2023	$15,507	$20,808	$18,377
12/31/2023	$16,281	$21,829	$19,220
1/31/2024	$16,389	$22,091	$19,366
2/29/2024	$16,958	$23,028	$19,858
3/31/2024	$17,486	$23,768	$20,360
4/30/2024	$16,836	$22,885	$19,676
5/31/2024	$17,351	$23,907	$20,391
6/30/2024	$17,567	$24,393	$20,740
7/31/2024	$17,892	$24,823	$21,141
8/31/2024	$18,312	$25,479	$21,623
9/30/2024	$18,570	$25,946	$21,987
10/31/2024	$18,204	$25,431	$21,518

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R	25.92%	7.42%	6.17%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	26.37%	8.51%	7.96%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,447,172,777
Number of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,473,955

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.0%
U.S. Fixed Income Funds	25.9
International Equity Funds	19.6
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.1
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	21.0%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.4
Transamerica International Stock, Class I2	7.8
Transamerica International Equity, Class I2	6.3
Transamerica Bond, Class I2	5.3
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica International Focus, Class I2	3.1
Transamerica Long Credit, Class I2	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

TAALX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") seeks capital appreciation with current income as a secondary objective. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$40	0.35%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance though security selection within underlying funds overall detracted relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity as fixed income was also included in the Fund.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg U.S. Aggregate Bond Index.

Alpha from the underlying funds overall detracted somewhat, driven by equity funds. Transamerica US Growth and Transamerica International Focus were drivers of overall negative security selection from underlying equity funds, while outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock aided results. Positive contribution from underlying fixed income funds also helped to partially offset. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI World Index	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$10,145	$10,274	$10,109
4/30/2022	$9,467	$9,421	$9,406
5/31/2022	$9,515	$9,428	$9,429
6/30/2022	$8,845	$8,611	$8,813
7/31/2022	$9,321	$9,295	$9,367
8/31/2022	$9,015	$8,906	$9,014
9/30/2022	$8,360	$8,079	$8,310
10/31/2022	$8,764	$8,659	$8,696
11/30/2022	$9,281	$9,261	$9,215
12/31/2022	$9,004	$8,867	$8,929
1/31/2023	$9,514	$9,495	$9,453
2/28/2023	$9,263	$9,267	$9,221
3/31/2023	$9,456	$9,553	$9,491
4/30/2023	$9,548	$9,720	$9,624
5/31/2023	$9,447	$9,623	$9,526
6/30/2023	$9,833	$10,205	$9,919
7/31/2023	$10,050	$10,548	$10,150
8/31/2023	$9,849	$10,296	$9,961
9/30/2023	$9,481	$9,852	$9,584
10/31/2023	$9,246	$9,566	$9,344
11/30/2023	$9,925	$10,463	$10,084
12/31/2023	$10,428	$10,977	$10,546
1/31/2024	$10,497	$11,108	$10,626
2/29/2024	$10,862	$11,579	$10,897
3/31/2024	$11,192	$11,952	$11,172
4/30/2024	$10,775	$11,508	$10,797
5/31/2024	$11,113	$12,021	$11,189
6/30/2024	$11,252	$12,266	$11,380
7/31/2024	$11,460	$12,482	$11,600
8/31/2024	$11,738	$12,812	$11,865
9/30/2024	$11,912	$13,047	$12,065
10/31/2024	$11,677	$12,788	$11,808

Average Annual Total Returns

	1 Year	10 Years or Since Inception 3/1/22
Class R3	26.29%	5.98%
MSCI World IndexFootnote Reference(a)	33.68%	9.64%
Transamerica Asset Allocation - Moderate Growth Portfolio Blended BenchmarkFootnote Reference(b)	26.37%	6.42%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$1,447,172,777
Number of Portfolio Holdings	26
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,473,955

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.0%
U.S. Fixed Income Funds	25.9
International Equity Funds	19.6
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.1
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica US Growth, Class I2	21.0%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.4
Transamerica International Stock, Class I2	7.8
Transamerica International Equity, Class I2	6.3
Transamerica Bond, Class I2	5.3
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica International Focus, Class I2	3.1
Transamerica Long Credit, Class I2	3.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Moderate Growth Portfolio

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Moderate Portfolio

Class A

IMOAX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.47%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. Value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds underperformed to a small degree in aggregate, driven primarily by Transamerica US Growth and Transamerica International Focus. Outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock helped results during the period.

Transamerica Asset Allocation - Moderate Portfolio

Class A

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2014	$9,449	$10,000	$10,000
11/30/2014	$9,575	$10,200	$10,150
12/31/2014	$9,505	$10,036	$10,094
1/31/2015	$9,497	$9,854	$10,101
2/28/2015	$9,766	$10,431	$10,347
3/31/2015	$9,743	$10,268	$10,292
4/30/2015	$9,774	$10,509	$10,372
5/31/2015	$9,797	$10,545	$10,400
6/30/2015	$9,674	$10,300	$10,229
7/31/2015	$9,751	$10,485	$10,372
8/31/2015	$9,420	$9,791	$10,031
9/30/2015	$9,251	$9,430	$9,902
10/31/2015	$9,574	$10,177	$10,312
11/30/2015	$9,574	$10,126	$10,285
12/31/2015	$9,445	$9,948	$10,191
1/31/2016	$9,174	$9,353	$9,974
2/29/2016	$9,174	$9,284	$9,978
3/31/2016	$9,543	$9,914	$10,359
4/30/2016	$9,634	$10,071	$10,440
5/31/2016	$9,691	$10,127	$10,494
6/30/2016	$9,724	$10,014	$10,546
7/31/2016	$9,970	$10,437	$10,796
8/31/2016	$10,019	$10,445	$10,796
9/30/2016	$10,052	$10,501	$10,814
10/31/2016	$9,929	$10,298	$10,671
11/30/2016	$9,912	$10,446	$10,651
12/31/2016	$10,019	$10,696	$10,787
1/31/2017	$10,175	$10,954	$10,917
2/28/2017	$10,357	$11,258	$11,129
3/31/2017	$10,426	$11,378	$11,178
4/30/2017	$10,539	$11,546	$11,305
5/31/2017	$10,651	$11,790	$11,469
6/30/2017	$10,686	$11,836	$11,486
7/31/2017	$10,859	$12,119	$11,643
8/31/2017	$10,893	$12,136	$11,707
9/30/2017	$10,997	$12,408	$11,808
10/31/2017	$11,075	$12,643	$11,935
11/30/2017	$11,153	$12,917	$12,075
12/31/2017	$11,267	$13,092	$12,179
1/31/2018	$11,557	$13,783	$12,444
2/28/2018	$11,258	$13,212	$12,141
3/31/2018	$11,211	$12,924	$12,041
4/30/2018	$11,211	$13,072	$12,055
5/31/2018	$11,239	$13,154	$12,162
6/30/2018	$11,193	$13,148	$12,159
7/31/2018	$11,333	$13,559	$12,364
8/31/2018	$11,389	$13,726	$12,509
9/30/2018	$11,361	$13,803	$12,511
10/31/2018	$10,866	$12,789	$12,013
11/30/2018	$10,903	$12,935	$12,132
12/31/2018	$10,566	$11,951	$11,772
1/31/2019	$11,060	$12,881	$12,281
2/28/2019	$11,184	$13,268	$12,463
3/31/2019	$11,317	$13,443	$12,681
4/30/2019	$11,492	$13,919	$12,918
5/31/2019	$11,204	$13,116	$12,655
6/30/2019	$11,595	$13,980	$13,160
7/31/2019	$11,605	$14,050	$13,216
8/31/2019	$11,564	$13,762	$13,262
9/30/2019	$11,647	$14,055	$13,372
10/31/2019	$11,791	$14,413	$13,566
11/30/2019	$11,914	$14,814	$13,758
12/31/2019	$12,120	$15,258	$13,966
1/31/2020	$12,120	$15,165	$14,055
2/29/2020	$11,761	$13,883	$13,586
3/31/2020	$10,575	$12,046	$12,689
4/30/2020	$11,326	$13,362	$13,495
5/31/2020	$11,783	$14,007	$13,841
6/30/2020	$12,098	$14,378	$14,053
7/31/2020	$12,523	$15,066	$14,484
8/31/2020	$12,816	$16,072	$14,908
9/30/2020	$12,653	$15,518	$14,646
10/31/2020	$12,490	$15,042	$14,389
11/30/2020	$13,534	$16,965	$15,380
12/31/2020	$13,895	$17,684	$15,716
1/31/2021	$13,884	$17,509	$15,582
2/28/2021	$13,997	$17,957	$15,669
3/31/2021	$14,088	$18,555	$15,832
4/30/2021	$14,473	$19,418	$16,263
5/31/2021	$14,597	$19,698	$16,406
6/30/2021	$14,790	$19,992	$16,586
7/31/2021	$14,880	$20,350	$16,828
8/31/2021	$15,039	$20,856	$17,021
9/30/2021	$14,654	$19,990	$16,594
10/31/2021	$15,073	$21,122	$17,061
11/30/2021	$14,790	$20,660	$16,900
12/31/2021	$14,994	$21,543	$17,239
1/31/2022	$14,418	$20,403	$16,598
2/28/2022	$14,124	$19,887	$16,295
3/31/2022	$14,051	$20,432	$16,292
4/30/2022	$13,242	$18,735	$15,306
5/31/2022	$13,291	$18,749	$15,362
6/30/2022	$12,544	$17,125	$14,576
7/31/2022	$13,108	$18,485	$15,332
8/31/2022	$12,703	$17,712	$14,795
9/30/2022	$11,895	$16,066	$13,788
10/31/2022	$12,262	$17,219	$14,194
11/30/2022	$12,887	$18,416	$14,948
12/31/2022	$12,589	$17,634	$14,597
1/31/2023	$13,211	$18,882	$15,338
2/28/2023	$12,887	$18,428	$14,955
3/31/2023	$13,148	$18,998	$15,376
4/30/2023	$13,248	$19,331	$15,558
5/31/2023	$13,111	$19,138	$15,395
6/30/2023	$13,484	$20,295	$15,834
7/31/2023	$13,683	$20,977	$16,094
8/31/2023	$13,472	$20,476	$15,850
9/30/2023	$13,012	$19,593	$15,307
10/31/2023	$12,725	$19,024	$14,964
11/30/2023	$13,546	$20,808	$16,005
12/31/2023	$14,183	$21,829	$16,704
1/31/2024	$14,247	$22,091	$16,781
2/29/2024	$14,544	$23,028	$17,018
3/31/2024	$14,905	$23,768	$17,370
4/30/2024	$14,402	$22,885	$16,828
5/31/2024	$14,789	$23,907	$17,347
6/30/2024	$14,969	$24,393	$17,605
7/31/2024	$15,253	$24,823	$17,966
8/31/2024	$15,588	$25,479	$18,332
9/30/2024	$15,807	$25,946	$18,623
10/31/2024	$15,472	$25,431	$18,207

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A with Load	14.85%	4.39%	4.46%
Class A	21.58%	5.58%	5.05%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	21.67%	6.06%	6.18%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes), and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$859,217,899
Number of Portfolio Holdings	26
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$909,564

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	45.9%
U.S. Equity Funds	34.7
International Equity Funds	14.0
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class A

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	26.4%
Transamerica US Growth, Class I2	14.7
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	11.3
Transamerica International Stock, Class I2	5.9
Transamerica International Equity, Class I2	4.5
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Moderate Portfolio

Class A

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Moderate Portfolio

Class C

IMOLX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.28%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. Value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds underperformed to a small degree in aggregate, driven primarily by Transamerica US Growth and Transamerica International Focus. Outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock helped results during the period.

Transamerica Asset Allocation - Moderate Portfolio

Class C

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,134	$10,200	$10,150
12/31/2014	$10,054	$10,036	$10,094
1/31/2015	$10,038	$9,854	$10,101
2/28/2015	$10,315	$10,431	$10,347
3/31/2015	$10,282	$10,268	$10,292
4/30/2015	$10,315	$10,509	$10,372
5/31/2015	$10,323	$10,545	$10,400
6/30/2015	$10,201	$10,300	$10,229
7/31/2015	$10,274	$10,485	$10,372
8/31/2015	$9,916	$9,791	$10,031
9/30/2015	$9,736	$9,430	$9,902
10/31/2015	$10,070	$10,177	$10,312
11/30/2015	$10,054	$10,126	$10,285
12/31/2015	$9,912	$9,948	$10,191
1/31/2016	$9,627	$9,353	$9,974
2/29/2016	$9,619	$9,284	$9,978
3/31/2016	$9,998	$9,914	$10,359
4/30/2016	$10,084	$10,071	$10,440
5/31/2016	$10,145	$10,127	$10,494
6/30/2016	$10,171	$10,014	$10,546
7/31/2016	$10,421	$10,437	$10,796
8/31/2016	$10,464	$10,445	$10,796
9/30/2016	$10,498	$10,501	$10,814
10/31/2016	$10,360	$10,298	$10,671
11/30/2016	$10,343	$10,446	$10,651
12/31/2016	$10,448	$10,696	$10,787
1/31/2017	$10,601	$10,954	$10,917
2/28/2017	$10,782	$11,258	$11,129
3/31/2017	$10,845	$11,378	$11,178
4/30/2017	$10,953	$11,546	$11,305
5/31/2017	$11,062	$11,790	$11,469
6/30/2017	$11,098	$11,836	$11,486
7/31/2017	$11,260	$12,119	$11,643
8/31/2017	$11,296	$12,136	$11,707
9/30/2017	$11,396	$12,408	$11,808
10/31/2017	$11,468	$12,643	$11,935
11/30/2017	$11,549	$12,917	$12,075
12/31/2017	$11,663	$13,092	$12,179
1/31/2018	$11,953	$13,783	$12,444
2/28/2018	$11,634	$13,212	$12,141
3/31/2018	$11,576	$12,924	$12,041
4/30/2018	$11,566	$13,072	$12,055
5/31/2018	$11,586	$13,154	$12,162
6/30/2018	$11,537	$13,148	$12,159
7/31/2018	$11,673	$13,559	$12,364
8/31/2018	$11,721	$13,726	$12,509
9/30/2018	$11,692	$13,803	$12,511
10/31/2018	$11,161	$12,789	$12,013
11/30/2018	$11,199	$12,935	$12,132
12/31/2018	$10,853	$11,951	$11,772
1/31/2019	$11,346	$12,881	$12,281
2/28/2019	$11,462	$13,268	$12,463
3/31/2019	$11,598	$13,443	$12,681
4/30/2019	$11,766	$13,919	$12,918
5/31/2019	$11,462	$13,116	$12,655
6/30/2019	$11,860	$13,980	$13,160
7/31/2019	$11,860	$14,050	$13,216
8/31/2019	$11,808	$13,762	$13,262
9/30/2019	$11,881	$14,055	$13,372
10/31/2019	$12,028	$14,413	$13,566
11/30/2019	$12,143	$14,814	$13,758
12/31/2019	$12,351	$15,258	$13,966
1/31/2020	$12,330	$15,165	$14,055
2/29/2020	$11,968	$13,883	$13,586
3/31/2020	$10,750	$12,046	$12,689
4/30/2020	$11,507	$13,362	$13,495
5/31/2020	$11,968	$14,007	$13,841
6/30/2020	$12,286	$14,378	$14,053
7/31/2020	$12,692	$15,066	$14,484
8/31/2020	$12,988	$16,072	$14,908
9/30/2020	$12,823	$15,518	$14,646
10/31/2020	$12,637	$15,042	$14,389
11/30/2020	$13,690	$16,965	$15,380
12/31/2020	$14,046	$17,684	$15,716
1/31/2021	$14,024	$17,509	$15,582
2/28/2021	$14,125	$17,957	$15,669
3/31/2021	$14,216	$18,555	$15,832
4/30/2021	$14,589	$19,418	$16,263
5/31/2021	$14,702	$19,698	$16,406
6/30/2021	$14,883	$19,992	$16,586
7/31/2021	$14,974	$20,350	$16,828
8/31/2021	$15,121	$20,856	$17,021
9/30/2021	$14,725	$19,990	$16,594
10/31/2021	$15,132	$21,122	$17,061
11/30/2021	$14,838	$20,660	$16,900
12/31/2021	$15,039	$21,543	$17,239
1/31/2022	$14,447	$20,403	$16,598
2/28/2022	$14,144	$19,887	$16,295
3/31/2022	$14,060	$20,432	$16,292
4/30/2022	$13,238	$18,735	$15,306
5/31/2022	$13,286	$18,749	$15,362
6/30/2022	$12,525	$17,125	$14,576
7/31/2022	$13,093	$18,485	$15,332
8/31/2022	$12,682	$17,712	$14,795
9/30/2022	$11,860	$16,066	$13,788
10/31/2022	$12,222	$17,219	$14,194
11/30/2022	$12,839	$18,416	$14,948
12/31/2022	$12,537	$17,634	$14,597
1/31/2023	$13,144	$18,882	$15,338
2/28/2023	$12,804	$18,428	$14,955
3/31/2023	$13,059	$18,998	$15,376
4/30/2023	$13,156	$19,331	$15,558
5/31/2023	$13,010	$19,138	$15,395
6/30/2023	$13,363	$20,295	$15,834
7/31/2023	$13,557	$20,977	$16,094
8/31/2023	$13,338	$20,476	$15,850
9/30/2023	$12,877	$19,593	$15,307
10/31/2023	$12,585	$19,024	$14,964
11/30/2023	$13,387	$20,808	$16,005
12/31/2023	$14,003	$21,829	$16,704
1/31/2024	$14,053	$22,091	$16,781
2/29/2024	$14,352	$23,028	$17,018
3/31/2024	$14,688	$23,768	$17,370
4/30/2024	$14,177	$22,885	$16,828
5/31/2024	$14,551	$23,907	$17,347
6/30/2024	$14,725	$24,393	$17,605
7/31/2024	$14,987	$24,823	$17,966
8/31/2024	$15,311	$25,479	$18,332
9/30/2024	$15,510	$25,946	$18,623
10/31/2024	$15,174	$25,431	$18,207

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C with Load	19.57%	4.76%	4.26%
Class C	20.57%	4.76%	4.26%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	21.67%	6.06%	6.18%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes), and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$859,217,899
Number of Portfolio Holdings	26
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$909,564

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	45.9%
U.S. Equity Funds	34.7
International Equity Funds	14.0
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class C

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	26.4%
Transamerica US Growth, Class I2	14.7
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	11.3
Transamerica International Stock, Class I2	5.9
Transamerica International Equity, Class I2	4.5
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Moderate Portfolio

Class C

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Moderate Portfolio

Class I

TMMIX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.15%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. Value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds underperformed to a small degree in aggregate, driven primarily by Transamerica US Growth and Transamerica International Focus. Outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock helped results during the period.

Transamerica Asset Allocation - Moderate Portfolio

Class I

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,140	$10,200	$10,150
12/31/2014	$10,062	$10,036	$10,094
1/31/2015	$10,062	$9,854	$10,101
2/28/2015	$10,347	$10,431	$10,347
3/31/2015	$10,323	$10,268	$10,292
4/30/2015	$10,364	$10,509	$10,372
5/31/2015	$10,380	$10,545	$10,400
6/30/2015	$10,258	$10,300	$10,229
7/31/2015	$10,339	$10,485	$10,372
8/31/2015	$9,997	$9,791	$10,031
9/30/2015	$9,817	$9,430	$9,902
10/31/2015	$10,160	$10,177	$10,312
11/30/2015	$10,160	$10,126	$10,285
12/31/2015	$10,022	$9,948	$10,191
1/31/2016	$9,743	$9,353	$9,974
2/29/2016	$9,743	$9,284	$9,978
3/31/2016	$10,136	$9,914	$10,359
4/30/2016	$10,232	$10,071	$10,440
5/31/2016	$10,301	$10,127	$10,494
6/30/2016	$10,336	$10,014	$10,546
7/31/2016	$10,598	$10,437	$10,796
8/31/2016	$10,650	$10,445	$10,796
9/30/2016	$10,694	$10,501	$10,814
10/31/2016	$10,563	$10,298	$10,671
11/30/2016	$10,546	$10,446	$10,651
12/31/2016	$10,665	$10,696	$10,787
1/31/2017	$10,831	$10,954	$10,917
2/28/2017	$11,025	$11,258	$11,129
3/31/2017	$11,099	$11,378	$11,178
4/30/2017	$11,219	$11,546	$11,305
5/31/2017	$11,339	$11,790	$11,469
6/30/2017	$11,385	$11,836	$11,486
7/31/2017	$11,569	$12,119	$11,643
8/31/2017	$11,606	$12,136	$11,707
9/30/2017	$11,717	$12,408	$11,808
10/31/2017	$11,809	$12,643	$11,935
11/30/2017	$11,892	$12,917	$12,075
12/31/2017	$12,024	$13,092	$12,179
1/31/2018	$12,333	$13,783	$12,444
2/28/2018	$12,014	$13,212	$12,141
3/31/2018	$11,964	$12,924	$12,041
4/30/2018	$11,964	$13,072	$12,055
5/31/2018	$11,994	$13,154	$12,162
6/30/2018	$11,954	$13,148	$12,159
7/31/2018	$12,103	$13,559	$12,364
8/31/2018	$12,163	$13,726	$12,509
9/30/2018	$12,143	$13,803	$12,511
10/31/2018	$11,604	$12,789	$12,013
11/30/2018	$11,644	$12,935	$12,132
12/31/2018	$11,299	$11,951	$11,772
1/31/2019	$11,828	$12,881	$12,281
2/28/2019	$11,960	$13,268	$12,463
3/31/2019	$12,103	$13,443	$12,681
4/30/2019	$12,302	$13,919	$12,918
5/31/2019	$11,982	$13,116	$12,655
6/30/2019	$12,412	$13,980	$13,160
7/31/2019	$12,423	$14,050	$13,216
8/31/2019	$12,379	$13,762	$13,262
9/30/2019	$12,467	$14,055	$13,372
10/31/2019	$12,632	$14,413	$13,566
11/30/2019	$12,765	$14,814	$13,758
12/31/2019	$12,982	$15,258	$13,966
1/31/2020	$12,982	$15,165	$14,055
2/29/2020	$12,608	$13,883	$13,586
3/31/2020	$11,334	$12,046	$12,689
4/30/2020	$12,140	$13,362	$13,495
5/31/2020	$12,643	$14,007	$13,841
6/30/2020	$12,982	$14,378	$14,053
7/31/2020	$13,426	$15,066	$14,484
8/31/2020	$13,753	$16,072	$14,908
9/30/2020	$13,589	$15,518	$14,646
10/31/2020	$13,414	$15,042	$14,389
11/30/2020	$14,536	$16,965	$15,380
12/31/2020	$14,930	$17,684	$15,716
1/31/2021	$14,918	$17,509	$15,582
2/28/2021	$15,040	$17,957	$15,669
3/31/2021	$15,150	$18,555	$15,832
4/30/2021	$15,552	$19,418	$16,263
5/31/2021	$15,698	$19,698	$16,406
6/30/2021	$15,905	$19,992	$16,586
7/31/2021	$16,015	$20,350	$16,828
8/31/2021	$16,186	$20,856	$17,021
9/30/2021	$15,784	$19,990	$16,594
10/31/2021	$16,235	$21,122	$17,061
11/30/2021	$15,930	$20,660	$16,900
12/31/2021	$16,149	$21,543	$17,239
1/31/2022	$15,541	$20,403	$16,598
2/28/2022	$15,224	$19,887	$16,295
3/31/2022	$15,145	$20,432	$16,292
4/30/2022	$14,312	$18,735	$15,306
5/31/2022	$14,365	$18,749	$15,362
6/30/2022	$13,559	$17,125	$14,576
7/31/2022	$14,180	$18,485	$15,332
8/31/2022	$13,744	$17,712	$14,795
9/30/2022	$12,872	$16,066	$13,788
10/31/2022	$13,274	$17,219	$14,194
11/30/2022	$13,950	$18,416	$14,948
12/31/2022	$13,646	$17,634	$14,597
1/31/2023	$14,307	$18,882	$15,338
2/28/2023	$13,956	$18,428	$14,955
3/31/2023	$14,253	$18,998	$15,376
4/30/2023	$14,374	$19,331	$15,558
5/31/2023	$14,226	$19,138	$15,395
6/30/2023	$14,630	$20,295	$15,834
7/31/2023	$14,846	$20,977	$16,094
8/31/2023	$14,617	$20,476	$15,850
9/30/2023	$14,131	$19,593	$15,307
10/31/2023	$13,821	$19,024	$14,964
11/30/2023	$14,725	$20,808	$16,005
12/31/2023	$15,408	$21,829	$16,704
1/31/2024	$15,478	$22,091	$16,781
2/29/2024	$15,814	$23,028	$17,018
3/31/2024	$16,206	$23,768	$17,370
4/30/2024	$15,660	$22,885	$16,828
5/31/2024	$16,094	$23,907	$17,347
6/30/2024	$16,290	$24,393	$17,605
7/31/2024	$16,612	$24,823	$17,966
8/31/2024	$16,977	$25,479	$18,332
9/30/2024	$17,215	$25,946	$18,623
10/31/2024	$16,865	$25,431	$18,207

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	22.02%	5.95%	5.37%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	21.67%	6.06%	6.18%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes), and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$859,217,899
Number of Portfolio Holdings	26
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$909,564

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	45.9%
U.S. Equity Funds	34.7
International Equity Funds	14.0
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class I

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	26.4%
Transamerica US Growth, Class I2	14.7
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	11.3
Transamerica International Stock, Class I2	5.9
Transamerica International Equity, Class I2	4.5
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Moderate Portfolio

Class I

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Moderate Portfolio

Class R

IMDRX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$80	0.72%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. Value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds underperformed to a small degree in aggregate, driven primarily by Transamerica US Growth and Transamerica International Focus. Outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock helped results during the period.

Transamerica Asset Allocation - Moderate Portfolio

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,134	$10,200	$10,150
12/31/2014	$10,060	$10,036	$10,094
1/31/2015	$10,043	$9,854	$10,101
2/28/2015	$10,329	$10,431	$10,347
3/31/2015	$10,305	$10,268	$10,292
4/30/2015	$10,337	$10,509	$10,372
5/31/2015	$10,354	$10,545	$10,400
6/30/2015	$10,231	$10,300	$10,229
7/31/2015	$10,305	$10,485	$10,372
8/31/2015	$9,953	$9,791	$10,031
9/30/2015	$9,774	$9,430	$9,902
10/31/2015	$10,117	$10,177	$10,312
11/30/2015	$10,109	$10,126	$10,285
12/31/2015	$9,965	$9,948	$10,191
1/31/2016	$9,687	$9,353	$9,974
2/29/2016	$9,678	$9,284	$9,978
3/31/2016	$10,070	$9,914	$10,359
4/30/2016	$10,157	$10,071	$10,440
5/31/2016	$10,218	$10,127	$10,494
6/30/2016	$10,252	$10,014	$10,546
7/31/2016	$10,513	$10,437	$10,796
8/31/2016	$10,557	$10,445	$10,796
9/30/2016	$10,591	$10,501	$10,814
10/31/2016	$10,461	$10,298	$10,671
11/30/2016	$10,444	$10,446	$10,651
12/31/2016	$10,553	$10,696	$10,787
1/31/2017	$10,709	$10,954	$10,917
2/28/2017	$10,901	$11,258	$11,129
3/31/2017	$10,965	$11,378	$11,178
4/30/2017	$11,084	$11,546	$11,305
5/31/2017	$11,203	$11,790	$11,469
6/30/2017	$11,239	$11,836	$11,486
7/31/2017	$11,413	$12,119	$11,643
8/31/2017	$11,450	$12,136	$11,707
9/30/2017	$11,560	$12,408	$11,808
10/31/2017	$11,633	$12,643	$11,935
11/30/2017	$11,715	$12,917	$12,075
12/31/2017	$11,844	$13,092	$12,179
1/31/2018	$12,139	$13,783	$12,444
2/28/2018	$11,824	$13,212	$12,141
3/31/2018	$11,765	$12,924	$12,041
4/30/2018	$11,765	$13,072	$12,055
5/31/2018	$11,795	$13,154	$12,162
6/30/2018	$11,745	$13,148	$12,159
7/31/2018	$11,893	$13,559	$12,364
8/31/2018	$11,952	$13,726	$12,509
9/30/2018	$11,913	$13,803	$12,511
10/31/2018	$11,391	$12,789	$12,013
11/30/2018	$11,421	$12,935	$12,132
12/31/2018	$11,071	$11,951	$11,772
1/31/2019	$11,590	$12,881	$12,281
2/28/2019	$11,709	$13,268	$12,463
3/31/2019	$11,850	$13,443	$12,681
4/30/2019	$12,034	$13,919	$12,918
5/31/2019	$11,731	$13,116	$12,655
6/30/2019	$12,142	$13,980	$13,160
7/31/2019	$12,142	$14,050	$13,216
8/31/2019	$12,099	$13,762	$13,262
9/30/2019	$12,175	$14,055	$13,372
10/31/2019	$12,326	$14,413	$13,566
11/30/2019	$12,456	$14,814	$13,758
12/31/2019	$12,666	$15,258	$13,966
1/31/2020	$12,666	$15,165	$14,055
2/29/2020	$12,289	$13,883	$13,586
3/31/2020	$11,046	$12,046	$12,689
4/30/2020	$11,833	$13,362	$13,495
5/31/2020	$12,301	$14,007	$13,841
6/30/2020	$12,632	$14,378	$14,053
7/31/2020	$13,065	$15,066	$14,484
8/31/2020	$13,385	$16,072	$14,908
9/30/2020	$13,202	$15,518	$14,646
10/31/2020	$13,031	$15,042	$14,389
11/30/2020	$14,115	$16,965	$15,380
12/31/2020	$14,497	$17,684	$15,716
1/31/2021	$14,473	$17,509	$15,582
2/28/2021	$14,592	$17,957	$15,669
3/31/2021	$14,686	$18,555	$15,832
4/30/2021	$15,077	$19,418	$16,263
5/31/2021	$15,207	$19,698	$16,406
6/30/2021	$15,397	$19,992	$16,586
7/31/2021	$15,492	$20,350	$16,828
8/31/2021	$15,657	$20,856	$17,021
9/30/2021	$15,255	$19,990	$16,594
10/31/2021	$15,681	$21,122	$17,061
11/30/2021	$15,385	$20,660	$16,900
12/31/2021	$15,600	$21,543	$17,239
1/31/2022	$14,999	$20,403	$16,598
2/28/2022	$14,679	$19,887	$16,295
3/31/2022	$14,602	$20,432	$16,292
4/30/2022	$13,758	$18,735	$15,306
5/31/2022	$13,810	$18,749	$15,362
6/30/2022	$13,030	$17,125	$14,576
7/31/2022	$13,618	$18,485	$15,332
8/31/2022	$13,196	$17,712	$14,795
9/30/2022	$12,352	$16,066	$13,788
10/31/2022	$12,736	$17,219	$14,194
11/30/2022	$13,375	$18,416	$14,948
12/31/2022	$13,074	$17,634	$14,597
1/31/2023	$13,709	$18,882	$15,338
2/28/2023	$13,372	$18,428	$14,955
3/31/2023	$13,631	$18,998	$15,376
4/30/2023	$13,747	$19,331	$15,558
5/31/2023	$13,592	$19,138	$15,395
6/30/2023	$13,968	$20,295	$15,834
7/31/2023	$14,188	$20,977	$16,094
8/31/2023	$13,955	$20,476	$15,850
9/30/2023	$13,475	$19,593	$15,307
10/31/2023	$13,177	$19,024	$14,964
11/30/2023	$14,032	$20,808	$16,005
12/31/2023	$14,687	$21,829	$16,704
1/31/2024	$14,741	$22,091	$16,781
2/29/2024	$15,049	$23,028	$17,018
3/31/2024	$15,437	$23,768	$17,370
4/30/2024	$14,901	$22,885	$16,828
5/31/2024	$15,303	$23,907	$17,347
6/30/2024	$15,491	$24,393	$17,605
7/31/2024	$15,785	$24,823	$17,966
8/31/2024	$16,120	$25,479	$18,332
9/30/2024	$16,347	$25,946	$18,623
10/31/2024	$15,999	$25,431	$18,207

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R	21.42%	5.36%	4.81%
MSCI World IndexFootnote Reference(a)	33.68%	12.03%	9.78%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	21.67%	6.06%	6.18%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes), and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$859,217,899
Number of Portfolio Holdings	26
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$909,564

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	45.9%
U.S. Equity Funds	34.7
International Equity Funds	14.0
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class R

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	26.4%
Transamerica US Growth, Class I2	14.7
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	11.3
Transamerica International Stock, Class I2	5.9
Transamerica International Equity, Class I2	4.5
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Moderate Portfolio

Class R

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation - Moderate Portfolio

Class R3

TAAMX

October 31, 2024

Fund Overview

Transamerica Asset Allocation - Moderate Portfolio (the "Fund") seeks capital appreciation and current income. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$39	0.35%

How did the Fund perform last year and what affected its performance?

The Fund is a multi-asset fund-of-funds that seeks capital appreciation and current income through its strategic allocation to both equity and fixed income asset classes. Asset allocation differences versus the blended benchmark drove outperformance and security selection within underlying funds was overall about flat relative to their respective benchmarks. The Fund underperformed its primary benchmark, the MSCI World Index, due to relative underperformance of fixed income compared to equity.

Equity allocations were the driver of performance in the Fund. U.S. equity outperformed international equity in aggregate, with U.S. large cap growth equity exposures, accessed through Transamerica U.S. Growth and Transamerica Capital Growth, posting the highest returns across funds in the Fund. U.S. Value equities and U.S. small and mid-cap equities also posted strong returns, though lagged U.S. large cap growth equities. International developed and emerging markets equity exposures also posted materially positive returns. Overall, the overweight to equities versus the blended benchmark was a driver of asset allocation outperformance given the equity rally over the fiscal year. Within fixed income, off-benchmark exposures to high yield and emerging market debt positively contributed relative to the Bloomberg US Aggregate Bond Index.

Alpha from the underlying funds was about flat overall, with positive contribution from most fixed income funds. Core bond funds, including Transamerica Core Bond and Transamerica Bond each outperformed their respective benchmarks, though Transamerica Emerging Markets Debt Fund underperformed its benchmark. Equity funds underperformed to a small degree in aggregate, driven primarily by Transamerica US Growth and Transamerica International Focus. Outperformance from Transamerica Large Cap Value, Transamerica Capital Growth, and Transamerica International Stock helped results during the period.

Transamerica Asset Allocation - Moderate Portfolio

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI World Index	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$10,017	$10,274	$9,998
4/30/2022	$9,441	$9,421	$9,393
5/31/2022	$9,476	$9,428	$9,427
6/30/2022	$8,943	$8,611	$8,945
7/31/2022	$9,345	$9,295	$9,409
8/31/2022	$9,065	$8,906	$9,080
9/30/2022	$8,489	$8,079	$8,461
10/31/2022	$8,751	$8,659	$8,710
11/30/2022	$9,197	$9,261	$9,173
12/31/2022	$8,990	$8,867	$8,958
1/31/2023	$9,425	$9,495	$9,413
2/28/2023	$9,194	$9,267	$9,178
3/31/2023	$9,389	$9,553	$9,436
4/30/2023	$9,460	$9,720	$9,548
5/31/2023	$9,363	$9,623	$9,448
6/30/2023	$9,629	$10,205	$9,717
7/31/2023	$9,779	$10,548	$9,877
8/31/2023	$9,620	$10,296	$9,727
9/30/2023	$9,292	$9,852	$9,394
10/31/2023	$9,097	$9,566	$9,183
11/30/2023	$9,682	$10,463	$9,822
12/31/2023	$10,131	$10,977	$10,251
1/31/2024	$10,177	$11,108	$10,298
2/29/2024	$10,398	$11,579	$10,444
3/31/2024	$10,647	$11,952	$10,660
4/30/2024	$10,288	$11,508	$10,327
5/31/2024	$10,573	$12,021	$10,645
6/30/2024	$10,702	$12,266	$10,804
7/31/2024	$10,905	$12,482	$11,025
8/31/2024	$11,144	$12,812	$11,250
9/30/2024	$11,301	$13,047	$11,429
10/31/2024	$11,071	$12,788	$11,174

Average Annual Total Returns

	1 Year	10 Years or Since Inception 3/1/22
Class R3	21.70%	3.88%
MSCI World IndexFootnote Reference(a)	33.68%	9.64%
Transamerica Asset Allocation - Moderate Portfolio Blended BenchmarkFootnote Reference(b)	21.67%	4.24%
Footnote	Description
Footnote(a)	The MSCI World Index captures large and mid-cap representation across developed markets countries. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes), and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign witholding taxes).

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$859,217,899
Number of Portfolio Holdings	26
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$909,564

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	45.9%
U.S. Equity Funds	34.7
International Equity Funds	14.0
International Fixed Income Funds	3.6
U.S. Mixed Allocation Funds	1.0
Repurchase Agreements	0.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation - Moderate Portfolio

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	26.4%
Transamerica US Growth, Class I2	14.7
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	11.3
Transamerica International Stock, Class I2	5.9
Transamerica International Equity, Class I2	4.5
Transamerica Emerging Markets Debt, Class I2	3.6
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	3.1
Transamerica International Focus, Class I2	2.1

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation - Moderate Portfolio

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation Intermediate Horizon

Class R

TAARX

October 31, 2024

Fund Overview

Transamerica Asset Allocation Intermediate Horizon (the "Fund") seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly less than average volatility as compared to other balanced funds. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$66	0.60%

How did the Fund perform last year and what affected its performance?

Despite growing market expectations for economic slowing near the beginning of the fiscal year ended October 31, 2024, the broad economy remained robust throughout the period, and corporate earnings continued to grow. This occurred as inflation declined and investors eagerly anticipated Federal Reserve rate cuts.

These combined dynamics helped both equities and fixed income achieve strong returns by historical standards in the fiscal year. The U.S. stock market rallied consistently and aggressively throughout most of the fiscal year, with the S&P 500® Index achieving a total return of 38.02%. While the expected rate cuts were slower to come than the market expected, the strength of the economy and declining inflation helped to maintain the strong risk appetite from investors. When the first cut of 50 basis points finally came in September, markets continued to rally.

Fixed income also rallied in the fiscal year as long-term interest rates declined due to a consistent moderation in inflation. This, coupled with strong demand and a healthy economy led to strong returns in both investment grade and non-investment grade credit.

The Fund normally invests approximately 50% in equity funds and 50% in fixed income funds and is rebalanced periodically to maintain the overall target allocations. The Fund’s best-performing holding in the fiscal year, with a 13% target weight, was Transamerica Large Growth which returned 50.79% on the back of very strong performance by the technology sector. The Fund’s top performing fixed income fund, with a target weight of 6%, was Transamerica High Yield Bond, which returned 15.11%.

Given the strong performance of risk assets in the fiscal year, Transamerica Government Money Market, with a return of 5.12% and a target allocation of 0.2% was the weakest performing holding overall in the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth, still generated strong absolute returns. With a target allocation of 3%, the Fund returned 18.67% in the period.

The weakest underlying fixed income fund was Transamerica Short-Term Bond, which returned 7.22% and carried a target weight of 8%. While these were strong returns by historical standards, the holding benefitted less from declining interest rates than other fixed income funds held by the Fund.

Transamerica Asset Allocation Intermediate Horizon

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	S&P 500® Index	Bloomberg US Aggregate Bond Index
5/19/2017	$10,000	$10,000	$10,000
5/31/2017	$10,050	$10,202	$10,029
6/30/2017	$10,070	$10,265	$10,019
7/31/2017	$10,200	$10,476	$10,062
8/31/2017	$10,220	$10,509	$10,152
9/30/2017	$10,314	$10,725	$10,104
10/31/2017	$10,424	$10,976	$10,110
11/30/2017	$10,565	$11,312	$10,097
12/31/2017	$10,626	$11,438	$10,143
1/31/2018	$10,858	$12,093	$10,026
2/28/2018	$10,585	$11,647	$9,931
3/31/2018	$10,552	$11,351	$9,995
4/30/2018	$10,572	$11,395	$9,920
5/31/2018	$10,704	$11,669	$9,991
6/30/2018	$10,691	$11,741	$9,979
7/31/2018	$10,833	$12,178	$9,981
8/31/2018	$10,976	$12,575	$10,046
9/30/2018	$10,947	$12,646	$9,981
10/31/2018	$10,417	$11,782	$9,902
11/30/2018	$10,499	$12,022	$9,961
12/31/2018	$10,071	$10,937	$10,144
1/31/2019	$10,607	$11,813	$10,252
2/28/2019	$10,801	$12,192	$10,246
3/31/2019	$10,890	$12,429	$10,443
4/30/2019	$11,116	$12,932	$10,445
5/31/2019	$10,783	$12,111	$10,631
6/30/2019	$11,206	$12,964	$10,764
7/31/2019	$11,250	$13,150	$10,788
8/31/2019	$11,196	$12,942	$11,067
9/30/2019	$11,302	$13,184	$11,009
10/31/2019	$11,443	$13,470	$11,042
11/30/2019	$11,670	$13,959	$11,036
12/31/2019	$11,815	$14,380	$11,028
1/31/2020	$11,860	$14,374	$11,241
2/29/2020	$11,460	$13,191	$11,443
3/31/2020	$10,291	$11,562	$11,376
4/30/2020	$11,106	$13,044	$11,578
5/31/2020	$11,588	$13,665	$11,632
6/30/2020	$11,863	$13,937	$11,705
7/31/2020	$12,277	$14,723	$11,880
8/31/2020	$12,622	$15,781	$11,784
9/30/2020	$12,455	$15,182	$11,777
10/31/2020	$12,282	$14,778	$11,725
11/30/2020	$13,307	$16,395	$11,840
12/31/2020	$13,668	$17,026	$11,856
1/31/2021	$13,643	$16,854	$11,771
2/28/2021	$13,854	$17,319	$11,601
3/31/2021	$14,013	$18,077	$11,456
4/30/2021	$14,374	$19,042	$11,547
5/31/2021	$14,474	$19,175	$11,585
6/30/2021	$14,667	$19,623	$11,666
7/31/2021	$14,792	$20,089	$11,796
8/31/2021	$14,955	$20,699	$11,774
9/30/2021	$14,572	$19,737	$11,672
10/31/2021	$14,985	$21,120	$11,669
11/30/2021	$14,710	$20,973	$11,703
12/31/2021	$14,964	$21,913	$11,673
1/31/2022	$14,296	$20,779	$11,422
2/28/2022	$14,118	$20,157	$11,295
3/31/2022	$14,029	$20,905	$10,981
4/30/2022	$13,194	$19,082	$10,564
5/31/2022	$13,153	$19,117	$10,632
6/30/2022	$12,396	$17,539	$10,465
7/31/2022	$13,056	$19,157	$10,721
8/31/2022	$12,684	$18,375	$10,418
9/30/2022	$11,816	$16,683	$9,968
10/31/2022	$12,244	$18,034	$9,839
11/30/2022	$12,755	$19,042	$10,201
12/31/2022	$12,420	$17,944	$10,155
1/31/2023	$13,097	$19,072	$10,467
2/28/2023	$12,811	$18,607	$10,196
3/31/2023	$12,981	$19,290	$10,455
4/30/2023	$12,996	$19,591	$10,519
5/31/2023	$12,875	$19,676	$10,404
6/30/2023	$13,291	$20,976	$10,367
7/31/2023	$13,609	$21,650	$10,360
8/31/2023	$13,337	$21,305	$10,294
9/30/2023	$12,908	$20,289	$10,032
10/31/2023	$12,527	$19,863	$9,874
11/30/2023	$13,319	$21,677	$10,321
12/31/2023	$14,002	$22,662	$10,716
1/31/2024	$13,956	$23,042	$10,687
2/29/2024	$14,263	$24,273	$10,536
3/31/2024	$14,573	$25,054	$10,633
4/30/2024	$14,049	$24,030	$10,364
5/31/2024	$14,357	$25,222	$10,540
6/30/2024	$14,475	$26,127	$10,640
7/31/2024	$14,831	$26,445	$10,888
8/31/2024	$15,157	$27,087	$11,045
9/30/2024	$15,376	$27,665	$11,193
10/31/2024	$15,174	$27,414	$10,915

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 5/19/17
Class R	21.13%	5.81%	5.75%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	14.49%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	10.55%	(0.23%)	1.18%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$231,712,428
Number of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$233,630

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	46.4%
U.S. Equity Funds	40.8
International Equity Funds	12.7
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation Intermediate Horizon

Class R

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	22.1%
Transamerica Large Value Opportunities, Class I3	14.7
Transamerica Large Growth, Class I3	14.1
Transamerica International Equity, Class I3	12.6
Transamerica Inflation Opportunities, Class I3	10.9
Transamerica Short-Term Bond, Class I3	7.5
Transamerica High Yield Bond, Class I3	5.9
Transamerica Mid Cap Growth, Class I3	3.2
Transamerica Small Cap Value, Class I3	3.1
Transamerica Mid Cap Value Opportunities, Class I3	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation Intermediate Horizon

Class R

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation Intermediate Horizon

Class R4

TAAFX

October 31, 2024

Fund Overview

Transamerica Asset Allocation Intermediate Horizon (the "Fund") seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly less than average volatility as compared to other balanced funds. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$39	0.35%

How did the Fund perform last year and what affected its performance?

Despite growing market expectations for economic slowing near the beginning of the fiscal year ended October 31, 2024, the broad economy remained robust throughout the period, and corporate earnings continued to grow. This occurred as inflation declined and investors eagerly anticipated Federal Reserve rate cuts.

These combined dynamics helped both equities and fixed income achieve strong returns by historical standards in the fiscal year. The U.S. stock market rallied consistently and aggressively throughout most of the fiscal year, with the S&P 500® Index achieving a total return of 38.02%. While the expected rate cuts were slower to come than the market expected, the strength of the economy and declining inflation helped to maintain the strong risk appetite from investors. When the first cut of 50 basis points finally came in September, markets continued to rally.

Fixed income also rallied in the fiscal year as long-term interest rates declined due to a consistent moderation in inflation. This, coupled with strong demand and a healthy economy led to strong returns in both investment grade and non-investment grade credit.

The Fund normally invests approximately 50% in equity funds and 50% in fixed income funds and is rebalanced periodically to maintain the overall target allocations. The Fund’s best-performing holding in the fiscal year, with a 13% target weight, was Transamerica Large Growth which returned 50.79% on the back of very strong performance by the technology sector. The Fund’s top performing fixed income fund, with a target weight of 6%, was Transamerica High Yield Bond, which returned 15.11%.

Given the strong performance of risk assets in the fiscal year, Transamerica Government Money Market, with a return of 5.12% and a target allocation of 0.2% was the weakest performing holding overall in the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth, still generated strong absolute returns. With a target allocation of 3%, the Fund returned 18.67% in the period.

The weakest underlying fixed income fund was Transamerica Short-Term Bond, which returned 7.22% and carried a target weight of 8%. While these were strong returns by historical standards, the holding benefitted less from declining interest rates than other fixed income funds held by the Fund.

Transamerica Asset Allocation Intermediate Horizon

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,095	$10,269	$10,071
12/31/2014	$10,024	$10,243	$10,080
1/31/2015	$10,024	$9,936	$10,292
2/28/2015	$10,345	$10,507	$10,195
3/31/2015	$10,329	$10,340	$10,242
4/30/2015	$10,398	$10,440	$10,206
5/31/2015	$10,451	$10,574	$10,181
6/30/2015	$10,324	$10,369	$10,070
7/31/2015	$10,429	$10,586	$10,140
8/31/2015	$10,062	$9,948	$10,125
9/30/2015	$9,874	$9,702	$10,194
10/31/2015	$10,251	$10,520	$10,196
11/30/2015	$10,234	$10,551	$10,169
12/31/2015	$10,050	$10,385	$10,136
1/31/2016	$9,697	$9,869	$10,275
2/29/2016	$9,671	$9,856	$10,348
3/31/2016	$10,090	$10,525	$10,443
4/30/2016	$10,134	$10,566	$10,483
5/31/2016	$10,196	$10,755	$10,486
6/30/2016	$10,177	$10,783	$10,674
7/31/2016	$10,453	$11,181	$10,742
8/31/2016	$10,488	$11,196	$10,730
9/30/2016	$10,530	$11,199	$10,723
10/31/2016	$10,423	$10,994	$10,641
11/30/2016	$10,503	$11,401	$10,390
12/31/2016	$10,627	$11,627	$10,404
1/31/2017	$10,770	$11,847	$10,425
2/28/2017	$10,959	$12,318	$10,495
3/31/2017	$10,997	$12,332	$10,489
4/30/2017	$11,114	$12,459	$10,570
5/31/2017	$11,215	$12,634	$10,651
6/30/2017	$11,240	$12,713	$10,641
7/31/2017	$11,385	$12,974	$10,687
8/31/2017	$11,396	$13,014	$10,782
9/30/2017	$11,505	$13,283	$10,731
10/31/2017	$11,639	$13,593	$10,737
11/30/2017	$11,796	$14,009	$10,723
12/31/2017	$11,872	$14,165	$10,773
1/31/2018	$12,131	$14,976	$10,649
2/28/2018	$11,827	$14,424	$10,548
3/31/2018	$11,785	$14,058	$10,615
4/30/2018	$11,808	$14,112	$10,536
5/31/2018	$11,967	$14,451	$10,611
6/30/2018	$11,959	$14,540	$10,598
7/31/2018	$12,118	$15,081	$10,601
8/31/2018	$12,288	$15,573	$10,669
9/30/2018	$12,242	$15,662	$10,600
10/31/2018	$11,660	$14,591	$10,517
11/30/2018	$11,751	$14,888	$10,579
12/31/2018	$11,268	$13,544	$10,774
1/31/2019	$11,882	$14,629	$10,888
2/28/2019	$12,098	$15,099	$10,882
3/31/2019	$12,206	$15,393	$11,091
4/30/2019	$12,459	$16,016	$11,094
5/31/2019	$12,085	$14,998	$11,291
6/30/2019	$12,568	$16,055	$11,432
7/31/2019	$12,617	$16,286	$11,458
8/31/2019	$12,556	$16,028	$11,755
9/30/2019	$12,680	$16,328	$11,692
10/31/2019	$12,838	$16,681	$11,727
11/30/2019	$13,105	$17,287	$11,721
12/31/2019	$13,263	$17,809	$11,713
1/31/2020	$13,314	$17,802	$11,938
2/29/2020	$12,865	$16,336	$12,153
3/31/2020	$11,561	$14,319	$12,082
4/30/2020	$12,477	$16,154	$12,297
5/31/2020	$13,031	$16,923	$12,354
6/30/2020	$13,335	$17,260	$12,432
7/31/2020	$13,800	$18,233	$12,617
8/31/2020	$14,188	$19,544	$12,515
9/30/2020	$14,009	$18,801	$12,509
10/31/2020	$13,815	$18,301	$12,453
11/30/2020	$14,968	$20,305	$12,575
12/31/2020	$15,384	$21,085	$12,592
1/31/2021	$15,356	$20,872	$12,502
2/28/2021	$15,594	$21,448	$12,321
3/31/2021	$15,783	$22,387	$12,168
4/30/2021	$16,189	$23,582	$12,264
5/31/2021	$16,302	$23,747	$12,304
6/30/2021	$16,516	$24,301	$12,390
7/31/2021	$16,671	$24,878	$12,529
8/31/2021	$16,854	$25,635	$12,505
9/30/2021	$16,433	$24,443	$12,397
10/31/2021	$16,899	$26,155	$12,393
11/30/2021	$16,603	$25,974	$12,430
12/31/2021	$16,886	$27,138	$12,398
1/31/2022	$16,132	$25,734	$12,131
2/28/2022	$15,932	$24,963	$11,996
3/31/2022	$15,841	$25,890	$11,662
4/30/2022	$14,898	$23,632	$11,220
5/31/2022	$14,851	$23,676	$11,292
6/30/2022	$13,991	$21,721	$11,115
7/31/2022	$14,752	$23,724	$11,387
8/31/2022	$14,332	$22,757	$11,065
9/30/2022	$13,358	$20,661	$10,587
10/31/2022	$13,842	$22,334	$10,450
11/30/2022	$14,419	$23,582	$10,834
12/31/2022	$14,051	$22,223	$10,785
1/31/2023	$14,816	$23,619	$11,117
2/28/2023	$14,493	$23,043	$10,829
3/31/2023	$14,695	$23,889	$11,104
4/30/2023	$14,712	$24,262	$11,172
5/31/2023	$14,575	$24,367	$11,050
6/30/2023	$15,055	$25,977	$11,011
7/31/2023	$15,416	$26,812	$11,003
8/31/2023	$15,107	$26,385	$10,933
9/30/2023	$14,631	$25,127	$10,655
10/31/2023	$14,199	$24,599	$10,487
11/30/2023	$15,097	$26,845	$10,962
12/31/2023	$15,880	$28,065	$11,381
1/31/2024	$15,811	$28,536	$11,350
2/29/2024	$16,177	$30,060	$11,190
3/31/2024	$16,536	$31,027	$11,293
4/30/2024	$15,941	$29,760	$11,008
5/31/2024	$16,291	$31,236	$11,194
6/30/2024	$16,414	$32,356	$11,300
7/31/2024	$16,851	$32,750	$11,564
8/31/2024	$17,219	$33,545	$11,731
9/30/2024	$17,460	$34,261	$11,888
10/31/2024	$17,249	$33,950	$11,593

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R4	21.48%	6.09%	5.60%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	10.55%	(0.23%)	1.49%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$231,712,428
Number of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waivers and reimbursements)	$233,630

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	46.4%
U.S. Equity Funds	40.8
International Equity Funds	12.7
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation Intermediate Horizon

Class R4

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	22.1%
Transamerica Large Value Opportunities, Class I3	14.7
Transamerica Large Growth, Class I3	14.1
Transamerica International Equity, Class I3	12.6
Transamerica Inflation Opportunities, Class I3	10.9
Transamerica Short-Term Bond, Class I3	7.5
Transamerica High Yield Bond, Class I3	5.9
Transamerica Mid Cap Growth, Class I3	3.2
Transamerica Small Cap Value, Class I3	3.1
Transamerica Mid Cap Value Opportunities, Class I3	2.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation Intermediate Horizon

Class R4

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation Long Horizon

Class R

TALRX

October 31, 2024

Fund Overview

Transamerica Asset Allocation Long Horizon (the "Fund") seeks to provide long-term returns from growth of capital and growth of income. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$69	0.60%

How did the Fund perform last year and what affected its performance?

Despite growing market expectations for economic slowing near the beginning of the fiscal year ended October 31, 2024, the broad economy remained robust throughout the period, and corporate earnings continued to grow. This occurred as inflation declined and investors eagerly anticipated Federal Reserve rate cuts.

These combined dynamics helped both equities and fixed income achieve strong returns by historical standards in the fiscal year. The U.S. stock market rallied consistently and aggressively throughout most of the fiscal year, with the S&P 500® Index achieving a total return of 38.02%. While the expected rate cuts were slower to come than the market expected, the strength of the economy and declining inflation helped to maintain the strong risk appetite from investors. When the first rate cut of 50 basis points finally came in September, markets continued to rally.

Fixed income also rallied in the fiscal year as long-term interest rates declined due to a consistent moderation in inflation. This, coupled with strong demand and a healthy economy led to strong returns in both investment grade and non-investment grade credit.

The Fund normally invests approximately 90% in equity funds and 10% in fixed income funds and is rebalanced periodically to maintain the overall allocations. The Fund’s best-performing holding in the fiscal year, with a 21% target weight, was Transamerica Large Growth which returned 50.79% on the back of very strong performance by the technology sector. The Fund’s top performing fixed income fund, with a target weight of 2%, was Transamerica High Yield Bond, which returned 15.11%.

Given the strong performance of risk assets in the fiscal year, Transamerica Government Money Market, with a return of 5.12% and a target allocation of 0.2% was the weakest performing holding overall in the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth, still generated strong absolute returns. With a target allocation of 6%, the Fund returned 18.67% in the period.

The weakest underlying fixed income fund was Transamerica Short-Term Bond, which returned 7.22% and carried a target weight of 0.5%. While these were strong returns by historical standards, the holding benefitted less from declining interest rates than other fixed income funds held by the Fund.

Transamerica Asset Allocation Long Horizon

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	S&P 500® Index	Transamerica Asset Allocation Long Horizon Blended Benchmark
5/19/2017	$10,000	$10,000	$10,000
5/31/2017	$10,070	$10,202	$10,160
6/30/2017	$10,127	$10,265	$10,222
7/31/2017	$10,327	$10,476	$10,427
8/31/2017	$10,287	$10,509	$10,447
9/30/2017	$10,499	$10,725	$10,680
10/31/2017	$10,690	$10,976	$10,870
11/30/2017	$10,940	$11,312	$11,114
12/31/2017	$11,037	$11,438	$11,241
1/31/2018	$11,511	$12,093	$11,753
2/28/2018	$11,077	$11,647	$11,325
3/31/2018	$10,977	$11,351	$11,134
4/30/2018	$11,047	$11,395	$11,225
5/31/2018	$11,249	$11,669	$11,391
6/30/2018	$11,223	$11,741	$11,412
7/31/2018	$11,465	$12,178	$11,732
8/31/2018	$11,687	$12,575	$11,958
9/30/2018	$11,659	$12,646	$11,991
10/31/2018	$10,740	$11,782	$11,169
11/30/2018	$10,871	$12,022	$11,317
12/31/2018	$9,992	$10,937	$10,487
1/31/2019	$10,848	$11,813	$11,279
2/28/2019	$11,175	$12,192	$11,614
3/31/2019	$11,202	$12,429	$11,760
4/30/2019	$11,597	$12,932	$12,157
5/31/2019	$10,898	$12,111	$11,514
6/30/2019	$11,568	$12,964	$12,226
7/31/2019	$11,625	$13,150	$12,315
8/31/2019	$11,343	$12,942	$12,097
9/30/2019	$11,596	$13,184	$12,316
10/31/2019	$11,844	$13,470	$12,590
11/30/2019	$12,227	$13,959	$12,945
12/31/2019	$12,478	$14,380	$13,298
1/31/2020	$12,415	$14,374	$13,243
2/29/2020	$11,572	$13,191	$12,256
3/31/2020	$9,814	$11,562	$10,695
4/30/2020	$11,011	$13,044	$11,833
5/31/2020	$11,780	$13,665	$12,387
6/30/2020	$12,161	$13,937	$12,685
7/31/2020	$12,703	$14,723	$13,268
8/31/2020	$13,320	$15,781	$14,068
9/30/2020	$13,022	$15,182	$13,633
10/31/2020	$12,757	$14,778	$13,307
11/30/2020	$14,484	$16,395	$14,885
12/31/2020	$15,123	$17,026	$15,501
1/31/2021	$15,095	$16,854	$15,414
2/28/2021	$15,642	$17,319	$15,814
3/31/2021	$15,983	$18,077	$16,280
4/30/2021	$16,573	$19,042	$16,974
5/31/2021	$16,699	$19,175	$17,177
6/30/2021	$16,967	$19,623	$17,428
7/31/2021	$17,094	$20,089	$17,669
8/31/2021	$17,417	$20,699	$18,070
9/30/2021	$16,761	$19,737	$17,405
10/31/2021	$17,548	$21,120	$18,310
11/30/2021	$16,972	$20,973	$17,923
12/31/2021	$17,457	$21,913	$18,614
1/31/2022	$16,348	$20,779	$17,661
2/28/2022	$16,095	$20,157	$17,294
3/31/2022	$16,113	$20,905	$17,688
4/30/2022	$14,812	$19,082	$16,318
5/31/2022	$14,765	$19,117	$16,344
6/30/2022	$13,514	$17,539	$15,031
7/31/2022	$14,531	$19,157	$16,187
8/31/2022	$14,023	$18,375	$15,574
9/30/2022	$12,766	$16,683	$14,217
10/31/2022	$13,672	$18,034	$15,180
11/30/2022	$14,467	$19,042	$16,126
12/31/2022	$13,834	$17,944	$15,478
1/31/2023	$14,926	$19,072	$16,525
2/28/2023	$14,544	$18,607	$16,153
3/31/2023	$14,682	$19,290	$16,560
4/30/2023	$14,682	$19,591	$16,802
5/31/2023	$14,500	$19,676	$16,661
6/30/2023	$15,330	$20,976	$17,606
7/31/2023	$15,914	$21,650	$18,167
8/31/2023	$15,421	$21,305	$17,762
9/30/2023	$14,773	$20,289	$17,035
10/31/2023	$14,134	$19,863	$16,549
11/30/2023	$15,321	$21,677	$17,997
12/31/2023	$16,324	$22,662	$18,917
1/31/2024	$16,212	$23,042	$19,076
2/29/2024	$16,923	$24,273	$19,824
3/31/2024	$17,445	$25,054	$20,429
4/30/2024	$16,602	$24,030	$19,681
5/31/2024	$17,052	$25,222	$20,507
6/30/2024	$17,155	$26,127	$20,863
7/31/2024	$17,736	$26,445	$21,313
8/31/2024	$18,204	$27,087	$21,815
9/30/2024	$18,494	$27,665	$22,201
10/31/2024	$18,268	$27,414	$21,792

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 5/19/17
Class R	29.25%	9.05%	8.42%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	14.49%
Transamerica Asset Allocation Long Horizon Blended BenchmarkFootnote Reference(b)	31.68%	11.60%	11.01%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation Long Horizon Blended Benchmark consists of 66% Russell 3000® Index, 24% MSCI World Index ex-U.S., 4% Bloomberg US Aggregate Bond Index, 2% Bloomberg US Treasury Inflation Protected Securities Index, 2% ICE BofAML High Yield Master II Index, and 2% ICE BofAML U.S. 3-Month Treasury Bill Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$154,651,467
Number of Portfolio Holdings	12
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$151,554

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	68.3%
International Equity Funds	22.4
U.S. Fixed Income Funds	9.3
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation Long Horizon

Class R

Top Holdings (Percentage of Net Assets)

Transamerica Large Growth, Class I3	23.6%
Transamerica International Equity, Class I3	22.4
Transamerica Large Value Opportunities, Class I3	22.4
Transamerica Mid Cap Growth, Class I3	6.0
Transamerica Small Cap Value, Class I3	5.6
Transamerica Mid Cap Value Opportunities, Class I3	5.4
Transamerica Small Cap Growth, Class I3	5.2
Transamerica Core Bond, Class I3	3.8
Transamerica Inflation Opportunities, Class I3	3.1
Transamerica High Yield Bond, Class I3	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation Long Horizon

Class R

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation Long Horizon

Class R4

TALFX

October 31, 2024

Fund Overview

Transamerica Asset Allocation Long Horizon (the "Fund") seeks to provide long-term returns from growth of capital and growth of income. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$40	0.35%

How did the Fund perform last year and what affected its performance?

Despite growing market expectations for economic slowing near the beginning of the fiscal year ended October 31, 2024, the broad economy remained robust throughout the period, and corporate earnings continued to grow. This occurred as inflation declined and investors eagerly anticipated Federal Reserve rate cuts.

These combined dynamics helped both equities and fixed income achieve strong returns by historical standards in the fiscal year. The U.S. stock market rallied consistently and aggressively throughout most of the fiscal year, with the S&P 500® Index achieving a total return of 38.02%. While the expected rate cuts were slower to come than the market expected, the strength of the economy and declining inflation helped to maintain the strong risk appetite from investors. When the first rate cut of 50 basis points finally came in September, markets continued to rally.

Fixed income also rallied in the fiscal year as long-term interest rates declined due to a consistent moderation in inflation. This, coupled with strong demand and a healthy economy led to strong returns in both investment grade and non-investment grade credit.

The Fund normally invests approximately 90% in equity funds and 10% in fixed income funds and is rebalanced periodically to maintain the overall allocations. The Fund’s best-performing holding in the fiscal year, with a 21% target weight, was Transamerica Large Growth which returned 50.79% on the back of very strong performance by the technology sector. The Fund’s top performing fixed income fund, with a target weight of 2%, was Transamerica High Yield Bond, which returned 15.11%.

Given the strong performance of risk assets in the fiscal year, Transamerica Government Money Market, with a return of 5.12% and a target allocation of 0.2% was the weakest performing holding overall in the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth, still generated strong absolute returns. With a target allocation of 6%, the Fund returned 18.67% in the period.

The weakest underlying fixed income fund was Transamerica Short-Term Bond, which returned 7.22% and carried a target weight of 0.5%. While these were strong returns by historical standards, the holding benefitted less from declining interest rates than other fixed income funds held by the Fund.

Transamerica Asset Allocation Long Horizon

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	S&P 500® Index	Transamerica Asset Allocation Long Horizon Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,137	$10,269	$10,192
12/31/2014	$10,048	$10,243	$10,106
1/31/2015	$9,910	$9,936	$9,929
2/28/2015	$10,499	$10,507	$10,449
3/31/2015	$10,474	$10,340	$10,339
4/30/2015	$10,585	$10,440	$10,482
5/31/2015	$10,686	$10,574	$10,557
6/30/2015	$10,538	$10,369	$10,359
7/31/2015	$10,677	$10,586	$10,515
8/31/2015	$10,075	$9,948	$9,907
9/30/2015	$9,753	$9,702	$9,593
10/31/2015	$10,383	$10,520	$10,273
11/30/2015	$10,383	$10,551	$10,266
12/31/2015	$10,111	$10,385	$10,075
1/31/2016	$9,431	$9,869	$9,539
2/29/2016	$9,366	$9,856	$9,511
3/31/2016	$9,985	$10,525	$10,126
4/30/2016	$10,031	$10,566	$10,258
5/31/2016	$10,125	$10,755	$10,354
6/30/2016	$9,993	$10,783	$10,308
7/31/2016	$10,415	$11,181	$10,710
8/31/2016	$10,472	$11,196	$10,734
9/30/2016	$10,522	$11,199	$10,780
10/31/2016	$10,353	$10,994	$10,573
11/30/2016	$10,635	$11,401	$10,830
12/31/2016	$10,826	$11,627	$11,060
1/31/2017	$11,033	$11,847	$11,282
2/28/2017	$11,307	$12,318	$11,598
3/31/2017	$11,384	$12,332	$11,677
4/30/2017	$11,545	$12,459	$11,828
5/31/2017	$11,686	$12,634	$12,012
6/30/2017	$11,755	$12,713	$12,084
7/31/2017	$11,987	$12,974	$12,328
8/31/2017	$11,941	$13,014	$12,350
9/30/2017	$12,195	$13,283	$12,626
10/31/2017	$12,416	$13,593	$12,851
11/30/2017	$12,718	$14,009	$13,140
12/31/2017	$12,826	$14,165	$13,290
1/31/2018	$13,389	$14,976	$13,895
2/28/2018	$12,873	$14,424	$13,389
3/31/2018	$12,765	$14,058	$13,164
4/30/2018	$12,848	$14,112	$13,271
5/31/2018	$13,082	$14,451	$13,467
6/30/2018	$13,059	$14,540	$13,492
7/31/2018	$13,353	$15,081	$13,870
8/31/2018	$13,611	$15,573	$14,137
9/30/2018	$13,575	$15,662	$14,176
10/31/2018	$12,505	$14,591	$13,205
11/30/2018	$12,658	$14,888	$13,379
12/31/2018	$11,643	$13,544	$12,398
1/31/2019	$12,640	$14,629	$13,334
2/28/2019	$13,021	$15,099	$13,731
3/31/2019	$13,060	$15,393	$13,903
4/30/2019	$13,520	$16,016	$14,372
5/31/2019	$12,719	$14,998	$13,612
6/30/2019	$13,496	$16,055	$14,454
7/31/2019	$13,562	$16,286	$14,559
8/31/2019	$13,246	$16,028	$14,302
9/30/2019	$13,538	$16,328	$14,560
10/31/2019	$13,827	$16,681	$14,884
11/30/2019	$14,288	$17,287	$15,304
12/31/2019	$14,575	$17,809	$15,721
1/31/2020	$14,501	$17,802	$15,657
2/29/2020	$13,532	$16,336	$14,489
3/31/2020	$11,475	$14,319	$12,644
4/30/2020	$12,873	$16,154	$13,989
5/31/2020	$13,770	$16,923	$14,644
6/30/2020	$14,224	$17,260	$14,997
7/31/2020	$14,857	$18,233	$15,686
8/31/2020	$15,594	$19,544	$16,632
9/30/2020	$15,240	$18,801	$16,117
10/31/2020	$14,930	$18,301	$15,733
11/30/2020	$16,964	$20,305	$17,598
12/31/2020	$17,706	$21,085	$18,325
1/31/2021	$17,689	$20,872	$18,223
2/28/2021	$18,330	$21,448	$18,696
3/31/2021	$18,740	$22,387	$19,247
4/30/2021	$19,430	$23,582	$20,067
5/31/2021	$19,578	$23,747	$20,308
6/30/2021	$19,905	$24,301	$20,604
7/31/2021	$20,053	$24,878	$20,889
8/31/2021	$20,431	$25,635	$21,363
9/30/2021	$19,676	$24,443	$20,577
10/31/2021	$20,598	$26,155	$21,647
11/30/2021	$19,939	$25,974	$21,190
12/31/2021	$20,505	$27,138	$22,007
1/31/2022	$19,205	$25,734	$20,880
2/28/2022	$18,907	$24,963	$20,446
3/31/2022	$18,941	$25,890	$20,912
4/30/2022	$17,396	$23,632	$19,292
5/31/2022	$17,359	$23,676	$19,322
6/30/2022	$15,903	$21,721	$17,770
7/31/2022	$17,097	$23,724	$19,137
8/31/2022	$16,500	$22,757	$18,412
9/30/2022	$15,035	$20,661	$16,808
10/31/2022	$16,100	$22,334	$17,946
11/30/2022	$17,034	$23,582	$19,065
12/31/2022	$16,303	$22,223	$18,299
1/31/2023	$17,586	$23,619	$19,536
2/28/2023	$17,137	$23,043	$19,097
3/31/2023	$17,311	$23,889	$19,578
4/30/2023	$17,311	$24,262	$19,863
5/31/2023	$17,075	$24,367	$19,697
6/30/2023	$18,063	$25,977	$20,815
7/31/2023	$18,750	$26,812	$21,478
8/31/2023	$18,192	$26,385	$20,999
9/30/2023	$17,440	$25,127	$20,139
10/31/2023	$16,687	$24,599	$19,565
11/30/2023	$18,085	$26,845	$21,277
12/31/2023	$19,273	$28,065	$22,364
1/31/2024	$19,141	$28,536	$22,552
2/29/2024	$19,979	$30,060	$23,436
3/31/2024	$20,606	$31,027	$24,152
4/30/2024	$19,612	$29,760	$23,267
5/31/2024	$20,142	$31,236	$24,244
6/30/2024	$20,275	$32,356	$24,664
7/31/2024	$20,959	$32,750	$25,197
8/31/2024	$21,511	$33,545	$25,791
9/30/2024	$21,856	$34,261	$26,247
10/31/2024	$21,591	$33,950	$25,763

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R4	29.39%	9.32%	8.00%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.00%
Transamerica Asset Allocation Long Horizon Blended BenchmarkFootnote Reference(b)	31.68%	11.60%	9.93%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation Long Horizon Blended Benchmark consists of 66% Russell 3000® Index, 24% MSCI World Index ex-U.S., 4% Bloomberg US Aggregate Bond Index, 2% Bloomberg US Treasury Inflation Protected Securities Index, 2% ICE BofAML High Yield Master II Index, and 2% ICE BofAML U.S. 3-Month Treasury Bill Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$154,651,467
Number of Portfolio Holdings	12
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$151,554

What did the Fund invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	68.3%
International Equity Funds	22.4
U.S. Fixed Income Funds	9.3
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation Long Horizon

Class R4

Top Holdings (Percentage of Net Assets)

Transamerica Large Growth, Class I3	23.6%
Transamerica International Equity, Class I3	22.4
Transamerica Large Value Opportunities, Class I3	22.4
Transamerica Mid Cap Growth, Class I3	6.0
Transamerica Small Cap Value, Class I3	5.6
Transamerica Mid Cap Value Opportunities, Class I3	5.4
Transamerica Small Cap Growth, Class I3	5.2
Transamerica Core Bond, Class I3	3.8
Transamerica Inflation Opportunities, Class I3	3.1
Transamerica High Yield Bond, Class I3	1.9

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation Long Horizon

Class R4

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation Short Horizon

Class R

TSHRX

October 31, 2024

Fund Overview

Transamerica Asset Allocation Short Horizon (the "Fund") seeks to provide a high level of income and preservation of capital. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	0.60%

How did the Fund perform last year and what affected its performance?

Despite growing market expectations for economic slowing near the beginning of the fiscal year ended October 31, 2024, the broad economy remained robust throughout the period, and corporate earnings continued to grow. This occurred as inflation declined and investors eagerly anticipated Federal Reserve rate cuts.

These combined dynamics helped both equities and fixed income achieve strong returns by historical standards in the fiscal year. The U.S. stock market rallied consistently and aggressively throughout most of the fiscal year, with the S&P 500® Index achieving a total return of 38.02%. While the expected rate cuts were slower to come than the market expected, the strength of the economy and declining inflation helped to maintain the strong risk appetite from investors. When the first rate cut of 50 basis points finally came in September, markets continued to rally.

Fixed income also rallied in the fiscal year as long-term interest rates declined due to a consistent moderation in inflation. This, coupled with strong demand and a healthy economy led to strong returns in both investment grade and non-investment grade credit.

The Fund normally invests approximately 10% in equity funds and 90% in fixed income funds and is rebalanced periodically to maintain the overall target allocations. The Fund’s best-performing holding in the fiscal year, with a 3% target weight, was Transamerica Large Growth which returned 50.79% on the back of very strong performance by the technology sector. The Fund’s top performing fixed income fund, with a target weight of 10%, was Transamerica High Yield Bond, which returned 15.11%.

Given the strong performance of risk assets in the fiscal year, Transamerica Government Money Market, with a return of 5.12% and a target allocation of 0.2% was the weakest performing holding overall in the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth, still generated strong absolute returns. With a target allocation of 1%, the Fund returned 18.67% in the period.

The weakest underlying fixed income fund was Transamerica Short-Term Bond, which returned 7.22% and carried a target weight of 17%. While these were strong returns by historical standards, the holding benefitted less from declining interest rates than other fixed income funds held by the Fund.

Transamerica Asset Allocation Short Horizon

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation Short Horizon Blended Benchmark
5/19/2017	$10,000	$10,000	$10,000
5/31/2017	$10,030	$10,029	$10,045
6/30/2017	$10,020	$10,019	$10,033
7/31/2017	$10,081	$10,062	$10,096
8/31/2017	$10,131	$10,152	$10,159
9/30/2017	$10,132	$10,104	$10,158
10/31/2017	$10,172	$10,110	$10,188
11/30/2017	$10,193	$10,097	$10,205
12/31/2017	$10,235	$10,143	$10,255
1/31/2018	$10,225	$10,026	$10,243
2/28/2018	$10,093	$9,931	$10,133
3/31/2018	$10,123	$9,995	$10,157
4/30/2018	$10,092	$9,920	$10,134
5/31/2018	$10,163	$9,991	$10,199
6/30/2018	$10,160	$9,979	$10,206
7/31/2018	$10,191	$9,981	$10,244
8/31/2018	$10,262	$10,046	$10,324
9/30/2018	$10,224	$9,981	$10,284
10/31/2018	$10,049	$9,902	$10,134
11/30/2018	$10,070	$9,961	$10,182
12/31/2018	$10,048	$10,144	$10,182
1/31/2019	$10,268	$10,252	$10,389
2/28/2019	$10,330	$10,246	$10,440
3/31/2019	$10,459	$10,443	$10,596
4/30/2019	$10,512	$10,445	$10,662
5/31/2019	$10,533	$10,631	$10,710
6/30/2019	$10,700	$10,764	$10,895
7/31/2019	$10,732	$10,788	$10,926
8/31/2019	$10,880	$11,067	$11,091
9/30/2019	$10,851	$11,009	$11,065
10/31/2019	$10,904	$11,042	$11,120
11/30/2019	$10,957	$11,036	$11,160
12/31/2019	$11,001	$11,028	$11,223
1/31/2020	$11,129	$11,241	$11,363
2/29/2020	$11,140	$11,443	$11,386
3/31/2020	$10,532	$11,376	$11,061
4/30/2020	$10,909	$11,578	$11,373
5/31/2020	$11,093	$11,632	$11,514
6/30/2020	$11,251	$11,705	$11,608
7/31/2020	$11,500	$11,880	$11,844
8/31/2020	$11,554	$11,784	$11,912
9/30/2020	$11,517	$11,777	$11,849
10/31/2020	$11,451	$11,725	$11,788
11/30/2020	$11,767	$11,840	$12,060
12/31/2020	$11,896	$11,856	$12,167
1/31/2021	$11,862	$11,771	$12,131
2/28/2021	$11,784	$11,601	$12,060
3/31/2021	$11,776	$11,456	$12,031
4/30/2021	$11,910	$11,547	$12,171
5/31/2021	$11,966	$11,585	$12,230
6/30/2021	$12,064	$11,666	$12,316
7/31/2021	$12,177	$11,796	$12,455
8/31/2021	$12,199	$11,774	$12,480
9/30/2021	$12,071	$11,672	$12,363
10/31/2021	$12,150	$11,669	$12,448
11/30/2021	$12,128	$11,703	$12,443
12/31/2021	$12,172	$11,673	$12,504
1/31/2022	$11,878	$11,422	$12,224
2/28/2022	$11,784	$11,295	$12,130
3/31/2022	$11,598	$10,981	$11,937
4/30/2022	$11,173	$10,564	$11,537
5/31/2022	$11,161	$10,632	$11,570
6/30/2022	$10,830	$10,465	$11,242
7/31/2022	$11,164	$10,721	$11,611
8/31/2022	$10,914	$10,418	$11,327
9/30/2022	$10,411	$9,968	$10,817
10/31/2022	$10,459	$9,839	$10,885
11/30/2022	$10,735	$10,201	$11,200
12/31/2022	$10,656	$10,155	$11,103
1/31/2023	$10,976	$10,467	$11,427
2/28/2023	$10,779	$10,196	$11,213
3/31/2023	$10,964	$10,455	$11,466
4/30/2023	$11,001	$10,519	$11,532
5/31/2023	$10,914	$10,404	$11,431
6/30/2023	$10,985	$10,367	$11,490
7/31/2023	$11,060	$10,360	$11,554
8/31/2023	$10,972	$10,294	$11,490
9/30/2023	$10,749	$10,032	$11,259
10/31/2023	$10,598	$9,874	$11,126
11/30/2023	$11,026	$10,321	$11,577
12/31/2023	$11,419	$10,716	$11,956
1/31/2024	$11,406	$10,687	$11,965
2/29/2024	$11,381	$10,536	$11,920
3/31/2024	$11,507	$10,633	$12,046
4/30/2024	$11,238	$10,364	$11,809
5/31/2024	$11,417	$10,540	$12,014
6/30/2024	$11,533	$10,640	$12,131
7/31/2024	$11,739	$10,888	$12,368
8/31/2024	$11,920	$11,045	$12,533
9/30/2024	$12,066	$11,193	$12,701
10/31/2024	$11,871	$10,915	$12,483

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 5/19/17
Class R	12.01%	1.71%	2.33%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.18%
Transamerica Asset Allocation Short Horizon Blended BenchmarkFootnote Reference(b)	12.20%	2.34%	3.02%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation Short Horizon Blended Benchmark consists of 46% Bloomberg US Aggregate Bond Index, 17% ICE BofAML 1-3 Year U.S. Treasury Index, 15%Bloomberg US Treasury Inflation Protected Securities Index, 10% ICE BofAML High Yield Master II Index, 8% Russell 3000® Index, 2% MSCI World Index ex-U.S., and 2% ICE BofAML U.S. 3-Month Treasury Bill Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$72,452,624
Number of Portfolio Holdings	10
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (net of waivers and reimbursements)	$75,695

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	89.2%
U.S. Equity Funds	8.6
International Equity Funds	2.1
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation Short Horizon

Class R

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	43.8%
Transamerica Short-Term Bond, Class I3	17.5
Transamerica Inflation Opportunities, Class I3	17.3
Transamerica High Yield Bond, Class I3	10.6
Transamerica Large Value Opportunities, Class I3	3.3
Transamerica Large Growth, Class I3	3.2
Transamerica International Equity, Class I3	2.1
Transamerica Small Cap Value, Class I3	1.1
Transamerica Small Cap Growth, Class I3	1.0
Transamerica Government Money Market, Class I3	0.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation Short Horizon

Class R

Annual Shareholder Report

October 31, 2024

Transamerica Asset Allocation Short Horizon

Class R4

TSHFX

October 31, 2024

Fund Overview

Transamerica Asset Allocation Short Horizon (the "Fund") seeks to provide a high level of income and preservation of capital. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$37	0.35%

How did the Fund perform last year and what affected its performance?

Despite growing market expectations for economic slowing near the beginning of the fiscal year ended October 31, 2024, the broad economy remained robust throughout the period, and corporate earnings continued to grow. This occurred as inflation declined and investors eagerly anticipated Federal Reserve rate cuts.

These combined dynamics helped both equities and fixed income achieve strong returns by historical standards in the fiscal year. The U.S. stock market rallied consistently and aggressively throughout most of the fiscal year, with the S&P 500® Index achieving a total return of 38.02%. While the expected rate cuts were slower to come than the market expected, the strength of the economy and declining inflation helped to maintain the strong risk appetite from investors. When the first rate cut of 50 basis points finally came in September, markets continued to rally.

Fixed income also rallied in the fiscal year as long-term interest rates declined due to a consistent moderation in inflation. This, coupled with strong demand and a healthy economy led to strong returns in both investment grade and non-investment grade credit.

The Fund normally invests approximately 10% in equity funds and 90% in fixed income funds and is rebalanced periodically to maintain the overall target allocations. The Fund’s best-performing holding in the fiscal year, with a 3% target weight, was Transamerica Large Growth which returned 50.79% on the back of very strong performance by the technology sector. The Fund’s top performing fixed income fund, with a target weight of 10%, was Transamerica High Yield Bond, which returned 15.11%.

Given the strong performance of risk assets in the fiscal year, Transamerica Government Money Market, with a return of 5.12% and a target allocation of 0.2% was the weakest performing holding overall in the fiscal year. Despite being the weakest performing equity holding, Transamerica Small Cap Growth, still generated strong absolute returns. With a target allocation of 1%, the Fund returned 18.67% in the period.

The weakest underlying fixed income fund was Transamerica Short-Term Bond, which returned 7.22% and carried a target weight of 17%. While these were strong returns by historical standards, the holding benefitted less from declining interest rates than other fixed income funds held by the Fund.

Transamerica Asset Allocation Short Horizon

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg US Aggregate Bond Index	Transamerica Asset Allocation Short Horizon Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,036	$10,071	$10,054
12/31/2014	$9,997	$10,080	$10,015
1/31/2015	$10,132	$10,292	$10,152
2/28/2015	$10,169	$10,195	$10,169
3/31/2015	$10,167	$10,242	$10,171
4/30/2015	$10,185	$10,206	$10,191
5/31/2015	$10,167	$10,181	$10,181
6/30/2015	$10,070	$10,070	$10,081
7/31/2015	$10,107	$10,140	$10,128
8/31/2015	$9,997	$10,125	$10,027
9/30/2015	$9,938	$10,194	$9,995
10/31/2015	$10,048	$10,196	$10,104
11/30/2015	$10,021	$10,169	$10,064
12/31/2015	$9,925	$10,136	$9,990
1/31/2016	$9,906	$10,275	$10,011
2/29/2016	$9,934	$10,348	$10,064
3/31/2016	$10,132	$10,443	$10,252
4/30/2016	$10,197	$10,483	$10,328
5/31/2016	$10,206	$10,486	$10,337
6/30/2016	$10,314	$10,674	$10,472
7/31/2016	$10,445	$10,742	$10,585
8/31/2016	$10,464	$10,730	$10,595
9/30/2016	$10,490	$10,723	$10,614
10/31/2016	$10,434	$10,641	$10,550
11/30/2016	$10,321	$10,390	$10,428
12/31/2016	$10,370	$10,404	$10,478
1/31/2017	$10,446	$10,425	$10,539
2/28/2017	$10,541	$10,495	$10,631
3/31/2017	$10,538	$10,489	$10,632
4/30/2017	$10,614	$10,570	$10,708
5/31/2017	$10,674	$10,651	$10,773
6/30/2017	$10,666	$10,641	$10,761
7/31/2017	$10,741	$10,687	$10,828
8/31/2017	$10,795	$10,782	$10,895
9/30/2017	$10,792	$10,731	$10,895
10/31/2017	$10,835	$10,737	$10,927
11/30/2017	$10,857	$10,723	$10,945
12/31/2017	$10,909	$10,773	$10,999
1/31/2018	$10,898	$10,649	$10,985
2/28/2018	$10,758	$10,548	$10,868
3/31/2018	$10,785	$10,615	$10,893
4/30/2018	$10,764	$10,536	$10,868
5/31/2018	$10,840	$10,611	$10,938
6/30/2018	$10,837	$10,598	$10,946
7/31/2018	$10,870	$10,601	$10,987
8/31/2018	$10,946	$10,669	$11,072
9/30/2018	$10,902	$10,600	$11,029
10/31/2018	$10,726	$10,517	$10,869
11/30/2018	$10,748	$10,579	$10,921
12/31/2018	$10,733	$10,774	$10,920
1/31/2019	$10,967	$10,888	$11,142
2/28/2019	$11,033	$10,882	$11,197
3/31/2019	$11,178	$11,091	$11,364
4/30/2019	$11,234	$11,094	$11,435
5/31/2019	$11,257	$11,291	$11,486
6/30/2019	$11,443	$11,432	$11,685
7/31/2019	$11,477	$11,458	$11,718
8/31/2019	$11,635	$11,755	$11,896
9/30/2019	$11,611	$11,692	$11,868
10/31/2019	$11,668	$11,727	$11,927
11/30/2019	$11,736	$11,721	$11,969
12/31/2019	$11,778	$11,713	$12,037
1/31/2020	$11,927	$11,938	$12,187
2/29/2020	$11,927	$12,153	$12,211
3/31/2020	$11,284	$12,082	$11,863
4/30/2020	$11,688	$12,297	$12,198
5/31/2020	$11,896	$12,354	$12,349
6/30/2020	$12,062	$12,432	$12,449
7/31/2020	$12,329	$12,617	$12,703
8/31/2020	$12,387	$12,515	$12,775
9/30/2020	$12,343	$12,509	$12,708
10/31/2020	$12,285	$12,453	$12,642
11/30/2020	$12,634	$12,575	$12,934
12/31/2020	$12,769	$12,592	$13,049
1/31/2021	$12,733	$12,502	$13,010
2/28/2021	$12,661	$12,321	$12,934
3/31/2021	$12,636	$12,168	$12,903
4/30/2021	$12,793	$12,264	$13,054
5/31/2021	$12,865	$12,304	$13,117
6/30/2021	$12,966	$12,390	$13,209
7/31/2021	$13,087	$12,529	$13,357
8/31/2021	$13,111	$12,505	$13,384
9/30/2021	$12,982	$12,397	$13,259
10/31/2021	$13,067	$12,393	$13,350
11/30/2021	$13,043	$12,430	$13,345
12/31/2021	$13,100	$12,398	$13,410
1/31/2022	$12,783	$12,131	$13,110
2/28/2022	$12,682	$11,996	$13,009
3/31/2022	$12,477	$11,662	$12,802
4/30/2022	$12,032	$11,220	$12,374
5/31/2022	$12,019	$11,292	$12,408
6/30/2022	$11,658	$11,115	$12,057
7/31/2022	$12,030	$11,387	$12,453
8/31/2022	$11,761	$11,065	$12,148
9/30/2022	$11,227	$10,587	$11,601
10/31/2022	$11,279	$10,450	$11,674
11/30/2022	$11,576	$10,834	$12,012
12/31/2022	$11,486	$10,785	$11,908
1/31/2023	$11,844	$11,117	$12,255
2/28/2023	$11,632	$10,829	$12,026
3/31/2023	$11,825	$11,104	$12,297
4/30/2023	$11,878	$11,172	$12,368
5/31/2023	$11,785	$11,050	$12,260
6/30/2023	$11,855	$11,011	$12,323
7/31/2023	$11,949	$11,003	$12,391
8/31/2023	$11,855	$10,933	$12,323
9/30/2023	$11,621	$10,655	$12,076
10/31/2023	$11,458	$10,487	$11,932
11/30/2023	$11,920	$10,962	$12,417
12/31/2023	$12,339	$11,381	$12,822
1/31/2024	$12,326	$11,350	$12,832
2/29/2024	$12,312	$11,190	$12,784
3/31/2024	$12,454	$11,293	$12,919
4/30/2024	$12,163	$11,008	$12,665
5/31/2024	$12,357	$11,194	$12,885
6/30/2024	$12,481	$11,300	$13,010
7/31/2024	$12,703	$11,564	$13,264
8/31/2024	$12,897	$11,731	$13,442
9/30/2024	$13,059	$11,888	$13,622
10/31/2024	$12,862	$11,593	$13,388

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R4	12.26%	1.97%	2.55%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23%)	1.49%
Transamerica Asset Allocation Short Horizon Blended BenchmarkFootnote Reference(b)	12.20%	2.34%	2.96%
Footnote	Description
Footnote(a)	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	Transamerica Asset Allocation Short Horizon Blended Benchmark consists of 46% Bloomberg US Aggregate Bond Index, 17% ICE BofAML 1-3 Year U.S. Treasury Index, 15%Bloomberg US Treasury Inflation Protected Securities Index, 10% ICE BofAML High Yield Master II Index, 8% Russell 3000® Index, 2% MSCI World Index ex-U.S., and 2% ICE BofAML U.S. 3-Month Treasury Bill Index. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$72,452,624
Number of Portfolio Holdings	10
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (net of waivers and reimbursements)	$75,695

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	89.2%
U.S. Equity Funds	8.6
International Equity Funds	2.1
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica Asset Allocation Short Horizon

Class R4

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I3	43.8%
Transamerica Short-Term Bond, Class I3	17.5
Transamerica Inflation Opportunities, Class I3	17.3
Transamerica High Yield Bond, Class I3	10.6
Transamerica Large Value Opportunities, Class I3	3.3
Transamerica Large Growth, Class I3	3.2
Transamerica International Equity, Class I3	2.1
Transamerica Small Cap Value, Class I3	1.1
Transamerica Small Cap Growth, Class I3	1.0
Transamerica Government Money Market, Class I3	0.2

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Asset Allocation Short Horizon

Class R4

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2015

Class R1

TCFTX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2015 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.86%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed, the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2015

Class R1

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R1	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$10,000	$10,041	$9,995
4/30/2015	$10,060	$10,030	$10,028
5/31/2015	$10,050	$10,012	$10,028
6/30/2015	$9,860	$9,900	$9,908
7/31/2015	$9,960	$9,958	$9,987
8/31/2015	$9,570	$9,929	$9,772
9/30/2015	$9,430	$9,968	$9,701
10/31/2015	$9,760	$9,999	$9,923
11/30/2015	$9,730	$9,963	$9,905
12/31/2015	$9,606	$9,913	$9,812
1/31/2016	$9,335	$10,023	$9,723
2/29/2016	$9,285	$10,094	$9,759
3/31/2016	$9,627	$10,217	$10,026
4/30/2016	$9,687	$10,287	$10,077
5/31/2016	$9,717	$10,295	$10,107
6/30/2016	$9,818	$10,476	$10,212
7/31/2016	$10,049	$10,563	$10,355
8/31/2016	$10,049	$10,574	$10,359
9/30/2016	$10,079	$10,577	$10,381
10/31/2016	$9,908	$10,506	$10,278
11/30/2016	$9,858	$10,270	$10,222
12/31/2016	$9,974	$10,301	$10,303
1/31/2017	$10,096	$10,337	$10,386
2/28/2017	$10,239	$10,417	$10,505
3/31/2017	$10,280	$10,413	$10,530
4/30/2017	$10,382	$10,500	$10,617
5/31/2017	$10,494	$10,581	$10,701
6/30/2017	$10,525	$10,572	$10,718
7/31/2017	$10,657	$10,624	$10,824
8/31/2017	$10,698	$10,716	$10,870
9/30/2017	$10,779	$10,678	$10,939
10/31/2017	$10,871	$10,691	$11,021
11/30/2017	$10,953	$10,675	$11,107
12/31/2017	$11,045	$10,722	$11,183
1/31/2018	$11,211	$10,619	$11,317
2/28/2018	$10,899	$10,518	$11,119
3/31/2018	$10,878	$10,571	$11,094
4/30/2018	$10,836	$10,501	$11,095
5/31/2018	$10,940	$10,558	$11,174
6/30/2018	$10,930	$10,543	$11,171
7/31/2018	$11,076	$10,565	$11,279
8/31/2018	$11,180	$10,617	$11,368
9/30/2018	$11,138	$10,571	$11,344
10/31/2018	$10,680	$10,483	$11,013
11/30/2018	$10,784	$10,530	$11,104
12/31/2018	$10,415	$10,695	$10,899
1/31/2019	$10,856	$10,842	$11,255
2/28/2019	$11,000	$10,854	$11,366
3/31/2019	$11,165	$11,050	$11,506
4/30/2019	$11,342	$11,066	$11,644
5/31/2019	$11,099	$11,235	$11,504
6/30/2019	$11,507	$11,394	$11,830
7/31/2019	$11,540	$11,428	$11,873
8/31/2019	$11,584	$11,686	$11,927
9/30/2019	$11,650	$11,636	$11,986
10/31/2019	$11,772	$11,673	$12,103
11/30/2019	$11,937	$11,671	$12,214
12/31/2019	$12,100	$11,689	$12,352
1/31/2020	$12,157	$11,898	$12,421
2/29/2020	$11,804	$12,076	$12,167
3/31/2020	$10,950	$11,841	$11,526
4/30/2020	$11,622	$12,078	$12,081
5/31/2020	$11,941	$12,191	$12,317
6/30/2020	$12,123	$12,292	$12,469
7/31/2020	$12,511	$12,508	$12,765
8/31/2020	$12,830	$12,436	$12,924
9/30/2020	$12,625	$12,414	$12,809
10/31/2020	$12,465	$12,369	$12,713
11/30/2020	$13,228	$12,531	$13,236
12/31/2020	$13,526	$12,574	$13,440
1/31/2021	$13,467	$12,495	$13,400
2/28/2021	$13,537	$12,334	$13,407
3/31/2021	$13,655	$12,190	$13,444
4/30/2021	$13,983	$12,293	$13,670
5/31/2021	$14,064	$12,340	$13,756
6/30/2021	$14,217	$12,430	$13,856
7/31/2021	$14,381	$12,554	$13,971
8/31/2021	$14,509	$12,546	$14,065
9/30/2021	$14,158	$12,439	$13,852
10/31/2021	$14,509	$12,429	$14,046
11/30/2021	$14,381	$12,444	$13,960
12/31/2021	$14,621	$12,435	$14,127
1/31/2022	$14,112	$12,163	$13,749
2/28/2022	$13,864	$11,997	$13,602
3/31/2022	$13,814	$11,675	$13,488
4/30/2022	$13,070	$11,239	$12,937
5/31/2022	$13,070	$11,301	$12,982
6/30/2022	$12,387	$11,076	$12,505
7/31/2022	$12,970	$11,354	$12,944
8/31/2022	$12,598	$11,059	$12,644
9/30/2022	$11,779	$10,582	$12,008
10/31/2022	$12,064	$10,466	$12,211
11/30/2022	$12,648	$10,856	$12,703
12/31/2022	$12,366	$10,820	$12,549
1/31/2023	$12,988	$11,155	$13,016
2/28/2023	$12,667	$10,881	$12,783
3/31/2023	$12,912	$11,136	$13,032
4/30/2023	$13,007	$11,204	$13,133
5/31/2023	$12,856	$11,088	$13,007
6/30/2023	$13,195	$11,071	$13,239
7/31/2023	$13,402	$11,082	$13,404
8/31/2023	$13,214	$11,015	$13,243
9/30/2023	$12,799	$10,753	$12,894
10/31/2023	$12,535	$10,591	$12,664
11/30/2023	$13,270	$11,068	$13,349
12/31/2023	$13,828	$11,488	$13,847
1/31/2024	$13,809	$11,460	$13,862
2/29/2024	$14,002	$11,323	$13,951
3/31/2024	$14,272	$11,434	$14,169
4/30/2024	$13,867	$11,167	$13,849
5/31/2024	$14,175	$11,352	$14,173
6/30/2024	$14,310	$11,456	$14,328
7/31/2024	$14,600	$11,716	$14,608
8/31/2024	$14,870	$11,888	$14,839
9/30/2024	$15,082	$12,051	$15,067
10/31/2024	$14,793	$11,777	$14,759

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	18.01%	4.67%	4.13%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.11%
Footnote	Description
Footnote(a)	Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available to target date funds through an asset allocation which targets an immediate retirement horizon. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$25,118,076
Number of Portfolio Holdings	20
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.4%
U.S. Equity Funds	26.0
International Equity Funds	13.8
International Fixed Income Funds	5.1
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2015

Class R1

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.0%
iShares Core U.S. Aggregate Bond ETF	14.4
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.3
iShares Core MSCI EAFE ETF	5.9
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
Transamerica International Stock, Class R6	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2015

Class R1

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2015

Class R3

TCTGX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2015 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$51	0.47%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed, the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2015

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,120	$10,181	$10,123
4/30/2019	$10,280	$10,195	$10,244
5/31/2019	$10,070	$10,351	$10,121
6/30/2019	$10,440	$10,497	$10,408
7/31/2019	$10,470	$10,529	$10,445
8/31/2019	$10,511	$10,767	$10,494
9/30/2019	$10,571	$10,720	$10,546
10/31/2019	$10,691	$10,755	$10,648
11/30/2019	$10,831	$10,753	$10,746
12/31/2019	$10,988	$10,769	$10,867
1/31/2020	$11,040	$10,962	$10,928
2/29/2020	$10,728	$11,126	$10,704
3/31/2020	$9,950	$10,909	$10,141
4/30/2020	$10,573	$11,127	$10,629
5/31/2020	$10,863	$11,231	$10,836
6/30/2020	$11,029	$11,325	$10,970
7/31/2020	$11,382	$11,524	$11,230
8/31/2020	$11,662	$11,457	$11,370
9/30/2020	$11,496	$11,437	$11,269
10/31/2020	$11,341	$11,396	$11,185
11/30/2020	$12,036	$11,545	$11,645
12/31/2020	$12,320	$11,585	$11,825
1/31/2021	$12,256	$11,512	$11,789
2/28/2021	$12,331	$11,363	$11,795
3/31/2021	$12,449	$11,231	$11,828
4/30/2021	$12,738	$11,325	$12,027
5/31/2021	$12,812	$11,369	$12,103
6/30/2021	$12,962	$11,451	$12,190
7/31/2021	$13,112	$11,566	$12,292
8/31/2021	$13,240	$11,559	$12,375
9/30/2021	$12,919	$11,460	$12,187
10/31/2021	$13,240	$11,451	$12,358
11/30/2021	$13,133	$11,464	$12,282
12/31/2021	$13,346	$11,457	$12,429
1/31/2022	$12,880	$11,206	$12,096
2/28/2022	$12,653	$11,053	$11,967
3/31/2022	$12,619	$10,756	$11,867
4/30/2022	$11,948	$10,355	$11,382
5/31/2022	$11,948	$10,412	$11,422
6/30/2022	$11,323	$10,204	$11,002
7/31/2022	$11,869	$10,461	$11,388
8/31/2022	$11,527	$10,189	$11,124
9/30/2022	$10,789	$9,750	$10,565
10/31/2022	$11,095	$9,643	$10,744
11/30/2022	$11,618	$10,002	$11,176
12/31/2022	$11,372	$9,968	$11,040
1/31/2023	$11,947	$10,277	$11,451
2/28/2023	$11,651	$10,025	$11,247
3/31/2023	$11,895	$10,260	$11,466
4/30/2023	$11,964	$10,323	$11,555
5/31/2023	$11,843	$10,216	$11,443
6/30/2023	$12,139	$10,200	$11,648
7/31/2023	$12,348	$10,210	$11,793
8/31/2023	$12,156	$10,149	$11,651
9/30/2023	$11,790	$9,907	$11,344
10/31/2023	$11,547	$9,758	$11,142
11/30/2023	$12,243	$10,197	$11,744
12/31/2023	$12,762	$10,584	$12,183
1/31/2024	$12,744	$10,558	$12,196
2/29/2024	$12,941	$10,432	$12,274
3/31/2024	$13,174	$10,534	$12,466
4/30/2024	$12,798	$10,288	$12,184
5/31/2024	$13,102	$10,458	$12,469
6/30/2024	$13,227	$10,554	$12,606
7/31/2024	$13,496	$10,794	$12,852
8/31/2024	$13,746	$10,953	$13,055
9/30/2024	$13,943	$11,103	$13,256
10/31/2024	$13,675	$10,851	$12,985

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	18.43%	5.05%	5.67%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.45%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.71%
Footnote	Description
Footnote(a)	Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available to target date funds through an asset allocation which targets an immediate retirement horizon. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$25,118,076
Number of Portfolio Holdings	20
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.4%
U.S. Equity Funds	26.0
International Equity Funds	13.8
International Fixed Income Funds	5.1
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2015

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.0%
iShares Core U.S. Aggregate Bond ETF	14.4
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.3
iShares Core MSCI EAFE ETF	5.9
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
Transamerica International Stock, Class R6	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2015

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2015

Class R6

TDKTX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2015 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.21%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed, the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2015

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$10,010	$10,041	$9,995
4/30/2015	$10,070	$10,030	$10,028
5/31/2015	$10,060	$10,012	$10,028
6/30/2015	$9,880	$9,900	$9,908
7/31/2015	$9,990	$9,958	$9,987
8/31/2015	$9,600	$9,929	$9,772
9/30/2015	$9,470	$9,968	$9,701
10/31/2015	$9,800	$9,999	$9,923
11/30/2015	$9,770	$9,963	$9,905
12/31/2015	$9,654	$9,913	$9,812
1/31/2016	$9,382	$10,023	$9,723
2/29/2016	$9,342	$10,094	$9,759
3/31/2016	$9,695	$10,217	$10,026
4/30/2016	$9,755	$10,287	$10,077
5/31/2016	$9,795	$10,295	$10,107
6/30/2016	$9,906	$10,476	$10,212
7/31/2016	$10,138	$10,563	$10,355
8/31/2016	$10,138	$10,574	$10,359
9/30/2016	$10,188	$10,577	$10,381
10/31/2016	$10,007	$10,506	$10,278
11/30/2016	$9,967	$10,270	$10,222
12/31/2016	$10,093	$10,301	$10,303
1/31/2017	$10,216	$10,337	$10,386
2/28/2017	$10,370	$10,417	$10,505
3/31/2017	$10,421	$10,413	$10,530
4/30/2017	$10,524	$10,500	$10,617
5/31/2017	$10,637	$10,581	$10,701
6/30/2017	$10,678	$10,572	$10,718
7/31/2017	$10,821	$10,624	$10,824
8/31/2017	$10,873	$10,716	$10,870
9/30/2017	$10,955	$10,678	$10,939
10/31/2017	$11,058	$10,691	$11,021
11/30/2017	$11,150	$10,675	$11,107
12/31/2017	$11,246	$10,722	$11,183
1/31/2018	$11,426	$10,619	$11,317
2/28/2018	$11,109	$10,518	$11,119
3/31/2018	$11,088	$10,571	$11,094
4/30/2018	$11,067	$10,501	$11,095
5/31/2018	$11,172	$10,558	$11,174
6/30/2018	$11,162	$10,543	$11,171
7/31/2018	$11,320	$10,565	$11,279
8/31/2018	$11,436	$10,617	$11,368
9/30/2018	$11,394	$10,571	$11,344
10/31/2018	$10,929	$10,483	$11,013
11/30/2018	$11,045	$10,530	$11,104
12/31/2018	$10,678	$10,695	$10,899
1/31/2019	$11,129	$10,842	$11,255
2/28/2019	$11,286	$10,854	$11,366
3/31/2019	$11,467	$11,050	$11,506
4/30/2019	$11,647	$11,066	$11,644
5/31/2019	$11,410	$11,235	$11,504
6/30/2019	$11,838	$11,394	$11,830
7/31/2019	$11,883	$11,428	$11,873
8/31/2019	$11,928	$11,686	$11,927
9/30/2019	$11,996	$11,636	$11,986
10/31/2019	$12,131	$11,673	$12,103
11/30/2019	$12,300	$11,671	$12,214
12/31/2019	$12,481	$11,689	$12,352
1/31/2020	$12,540	$11,898	$12,421
2/29/2020	$12,188	$12,076	$12,167
3/31/2020	$11,310	$11,841	$11,526
4/30/2020	$12,024	$12,078	$12,081
5/31/2020	$12,352	$12,191	$12,317
6/30/2020	$12,551	$12,292	$12,469
7/31/2020	$12,961	$12,508	$12,765
8/31/2020	$13,289	$12,436	$12,924
9/30/2020	$13,090	$12,414	$12,809
10/31/2020	$12,926	$12,369	$12,713
11/30/2020	$13,722	$12,531	$13,236
12/31/2020	$14,046	$12,574	$13,440
1/31/2021	$13,985	$12,495	$13,400
2/28/2021	$14,070	$12,334	$13,407
3/31/2021	$14,203	$12,190	$13,444
4/30/2021	$14,554	$12,293	$13,670
5/31/2021	$14,639	$12,340	$13,756
6/30/2021	$14,808	$12,430	$13,856
7/31/2021	$14,990	$12,554	$13,971
8/31/2021	$15,135	$12,546	$14,065
9/30/2021	$14,784	$12,439	$13,852
10/31/2021	$15,147	$12,429	$14,046
11/30/2021	$15,026	$12,444	$13,960
12/31/2021	$15,277	$12,435	$14,127
1/31/2022	$14,747	$12,163	$13,749
2/28/2022	$14,502	$11,997	$13,602
3/31/2022	$14,463	$11,675	$13,488
4/30/2022	$13,688	$11,239	$12,937
5/31/2022	$13,701	$11,301	$12,982
6/30/2022	$12,991	$11,076	$12,505
7/31/2022	$13,611	$11,354	$12,944
8/31/2022	$13,223	$11,059	$12,644
9/30/2022	$12,371	$10,582	$12,008
10/31/2022	$12,681	$10,466	$12,211
11/30/2022	$13,301	$10,856	$12,703
12/31/2022	$13,009	$10,820	$12,549
1/31/2023	$13,659	$11,155	$13,016
2/28/2023	$13,344	$10,881	$12,783
3/31/2023	$13,600	$11,136	$13,032
4/30/2023	$13,698	$11,204	$13,133
5/31/2023	$13,560	$11,088	$13,007
6/30/2023	$13,915	$11,071	$13,239
7/31/2023	$14,152	$11,082	$13,404
8/31/2023	$13,955	$11,015	$13,243
9/30/2023	$13,541	$10,753	$12,894
10/31/2023	$13,265	$10,591	$12,664
11/30/2023	$14,034	$11,068	$13,349
12/31/2023	$14,630	$11,488	$13,847
1/31/2024	$14,630	$11,460	$13,862
2/29/2024	$14,833	$11,323	$13,951
3/31/2024	$15,117	$11,434	$14,169
4/30/2024	$14,712	$11,167	$13,849
5/31/2024	$15,056	$11,352	$14,173
6/30/2024	$15,199	$11,456	$14,328
7/31/2024	$15,523	$11,716	$14,608
8/31/2024	$15,807	$11,888	$14,839
9/30/2024	$16,051	$12,051	$15,067
10/31/2024	$15,746	$11,777	$14,759

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	18.71%	5.36%	4.81%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.11%
Footnote	Description
Footnote(a)	Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available to target date funds through an asset allocation which targets an immediate retirement horizon. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$25,118,076
Number of Portfolio Holdings	20
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.4%
U.S. Equity Funds	26.0
International Equity Funds	13.8
International Fixed Income Funds	5.1
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2015

Class R6

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.0%
iShares Core U.S. Aggregate Bond ETF	14.4
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.3
iShares Core MSCI EAFE ETF	5.9
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
Transamerica International Stock, Class R6	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2015

Class R6

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2020

Class R1

TCHTX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2020 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.86%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2020

Class R1

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R1	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,990	$10,041	$9,995
4/30/2015	$10,060	$10,030	$10,028
5/31/2015	$10,050	$10,012	$10,028
6/30/2015	$9,890	$9,900	$9,908
7/31/2015	$9,980	$9,958	$9,987
8/31/2015	$9,580	$9,929	$9,772
9/30/2015	$9,420	$9,968	$9,701
10/31/2015	$9,750	$9,999	$9,923
11/30/2015	$9,730	$9,963	$9,905
12/31/2015	$9,597	$9,913	$9,812
1/31/2016	$9,305	$10,023	$9,723
2/29/2016	$9,255	$10,094	$9,759
3/31/2016	$9,597	$10,217	$10,026
4/30/2016	$9,657	$10,287	$10,077
5/31/2016	$9,687	$10,295	$10,107
6/30/2016	$9,768	$10,476	$10,212
7/31/2016	$10,019	$10,563	$10,355
8/31/2016	$10,009	$10,574	$10,359
9/30/2016	$10,049	$10,577	$10,381
10/31/2016	$9,868	$10,506	$10,278
11/30/2016	$9,838	$10,270	$10,222
12/31/2016	$9,965	$10,301	$10,303
1/31/2017	$10,087	$10,337	$10,386
2/28/2017	$10,250	$10,417	$10,505
3/31/2017	$10,301	$10,413	$10,530
4/30/2017	$10,403	$10,500	$10,617
5/31/2017	$10,515	$10,581	$10,701
6/30/2017	$10,556	$10,572	$10,718
7/31/2017	$10,699	$10,624	$10,824
8/31/2017	$10,739	$10,716	$10,870
9/30/2017	$10,831	$10,678	$10,939
10/31/2017	$10,933	$10,691	$11,021
11/30/2017	$11,035	$10,675	$11,107
12/31/2017	$11,137	$10,722	$11,183
1/31/2018	$11,344	$10,619	$11,317
2/28/2018	$11,002	$10,518	$11,119
3/31/2018	$10,971	$10,571	$11,094
4/30/2018	$10,940	$10,501	$11,095
5/31/2018	$11,043	$10,558	$11,174
6/30/2018	$11,033	$10,543	$11,171
7/31/2018	$11,199	$10,565	$11,279
8/31/2018	$11,313	$10,617	$11,368
9/30/2018	$11,272	$10,571	$11,344
10/31/2018	$10,763	$10,483	$11,013
11/30/2018	$10,877	$10,530	$11,104
12/31/2018	$10,449	$10,695	$10,899
1/31/2019	$10,894	$10,842	$11,255
2/28/2019	$11,050	$10,854	$11,366
3/31/2019	$11,216	$11,050	$11,506
4/30/2019	$11,416	$11,066	$11,644
5/31/2019	$11,138	$11,235	$11,504
6/30/2019	$11,572	$11,394	$11,830
7/31/2019	$11,605	$11,428	$11,873
8/31/2019	$11,616	$11,686	$11,927
9/30/2019	$11,694	$11,636	$11,986
10/31/2019	$11,839	$11,673	$12,103
11/30/2019	$12,017	$11,671	$12,214
12/31/2019	$12,203	$11,689	$12,352
1/31/2020	$12,226	$11,898	$12,421
2/29/2020	$11,831	$12,076	$12,167
3/31/2020	$10,692	$11,841	$11,526
4/30/2020	$10,692	$12,078	$12,081
5/31/2020	$10,703	$12,191	$12,317
6/30/2020	$10,703	$12,292	$12,469
7/31/2020	$10,715	$12,508	$12,765
8/31/2020	$10,762	$12,436	$12,924
9/30/2020	$10,669	$12,414	$12,809
10/31/2020	$10,517	$12,369	$12,713
11/30/2020	$11,192	$12,531	$13,236
12/31/2020	$11,465	$12,574	$13,440
1/31/2021	$11,407	$12,495	$13,400
2/28/2021	$11,489	$12,334	$13,407
3/31/2021	$11,617	$12,190	$13,444
4/30/2021	$11,907	$12,293	$13,670
5/31/2021	$11,989	$12,340	$13,756
6/30/2021	$12,117	$12,430	$13,856
7/31/2021	$12,256	$12,554	$13,971
8/31/2021	$12,384	$12,546	$14,065
9/30/2021	$12,059	$12,439	$13,852
10/31/2021	$12,384	$12,429	$14,046
11/30/2021	$12,256	$12,444	$13,960
12/31/2021	$12,455	$12,435	$14,127
1/31/2022	$12,037	$12,163	$13,749
2/28/2022	$11,816	$11,997	$13,602
3/31/2022	$11,779	$11,675	$13,488
4/30/2022	$11,140	$11,239	$12,937
5/31/2022	$11,127	$11,301	$12,982
6/30/2022	$10,537	$11,076	$12,505
7/31/2022	$11,054	$11,354	$12,944
8/31/2022	$10,734	$11,059	$12,644
9/30/2022	$10,033	$10,582	$12,008
10/31/2022	$10,279	$10,466	$12,211
11/30/2022	$10,771	$10,856	$12,703
12/31/2022	$10,532	$10,820	$12,549
1/31/2023	$11,068	$11,155	$13,016
2/28/2023	$10,792	$10,881	$12,783
3/31/2023	$10,991	$11,136	$13,032
4/30/2023	$11,068	$11,204	$13,133
5/31/2023	$10,961	$11,088	$13,007
6/30/2023	$11,237	$11,071	$13,239
7/31/2023	$11,421	$11,082	$13,404
8/31/2023	$11,252	$11,015	$13,243
9/30/2023	$10,915	$10,753	$12,894
10/31/2023	$10,685	$10,591	$12,664
11/30/2023	$11,298	$11,068	$13,349
12/31/2023	$11,783	$11,488	$13,847
1/31/2024	$11,767	$11,460	$13,862
2/29/2024	$11,924	$11,323	$13,951
3/31/2024	$12,160	$11,434	$14,169
4/30/2024	$11,814	$11,167	$13,849
5/31/2024	$12,081	$11,352	$14,173
6/30/2024	$12,191	$11,456	$14,328
7/31/2024	$12,442	$11,716	$14,608
8/31/2024	$12,677	$11,888	$14,839
9/30/2024	$12,850	$12,051	$15,067
10/31/2024	$12,599	$11,777	$14,759

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	17.91%	1.25%	2.42%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.11%
Footnote	Description
Footnote(a)	Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available to target date funds through an asset allocation which targets an immediate retirement horizon. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$23,459,205
Number of Portfolio Holdings	20
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.6%
U.S. Equity Funds	25.9
International Equity Funds	13.9
International Fixed Income Funds	5.1
Repurchase Agreement	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2020

Class R1

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.3%
iShares Core U.S. Aggregate Bond ETF	14.6
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	5.9
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
iShares Global REIT ETF	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2020

Class R1

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2020

Class R3

TCTJX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2020 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$50	0.46%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2020

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,110	$10,181	$10,123
4/30/2019	$10,291	$10,195	$10,244
5/31/2019	$10,040	$10,351	$10,121
6/30/2019	$10,441	$10,497	$10,408
7/31/2019	$10,471	$10,529	$10,445
8/31/2019	$10,481	$10,767	$10,494
9/30/2019	$10,562	$10,720	$10,546
10/31/2019	$10,682	$10,755	$10,648
11/30/2019	$10,843	$10,753	$10,746
12/31/2019	$11,012	$10,769	$10,867
1/31/2020	$11,044	$10,962	$10,928
2/29/2020	$10,686	$11,126	$10,704
3/31/2020	$9,654	$10,909	$10,141
4/30/2020	$9,664	$11,127	$10,629
5/31/2020	$9,675	$11,231	$10,836
6/30/2020	$9,686	$11,325	$10,970
7/31/2020	$9,696	$11,524	$11,230
8/31/2020	$9,728	$11,457	$11,370
9/30/2020	$9,654	$11,437	$11,269
10/31/2020	$9,517	$11,396	$11,185
11/30/2020	$10,128	$11,545	$11,645
12/31/2020	$10,376	$11,585	$11,825
1/31/2021	$10,334	$11,512	$11,789
2/28/2021	$10,408	$11,363	$11,795
3/31/2021	$10,524	$11,231	$11,828
4/30/2021	$10,788	$11,325	$12,027
5/31/2021	$10,862	$11,369	$12,103
6/30/2021	$10,989	$11,451	$12,190
7/31/2021	$11,116	$11,566	$12,292
8/31/2021	$11,232	$11,559	$12,375
9/30/2021	$10,936	$11,460	$12,187
10/31/2021	$11,232	$11,451	$12,358
11/30/2021	$11,126	$11,464	$12,282
12/31/2021	$11,307	$11,457	$12,429
1/31/2022	$10,926	$11,206	$12,096
2/28/2022	$10,735	$11,053	$11,967
3/31/2022	$10,702	$10,756	$11,867
4/30/2022	$10,119	$10,355	$11,382
5/31/2022	$10,119	$10,412	$11,422
6/30/2022	$9,581	$10,204	$11,002
7/31/2022	$10,052	$10,461	$11,388
8/31/2022	$9,760	$10,189	$11,124
9/30/2022	$9,133	$9,750	$10,565
10/31/2022	$9,402	$9,643	$10,744
11/30/2022	$9,839	$10,002	$11,176
12/31/2022	$9,635	$9,968	$11,040
1/31/2023	$10,114	$10,277	$11,451
2/28/2023	$9,874	$10,025	$11,247
3/31/2023	$10,072	$10,260	$11,466
4/30/2023	$10,142	$10,323	$11,555
5/31/2023	$10,029	$10,216	$11,443
6/30/2023	$10,283	$10,200	$11,648
7/31/2023	$10,452	$10,210	$11,793
8/31/2023	$10,311	$10,149	$11,651
9/30/2023	$10,001	$9,907	$11,344
10/31/2023	$9,790	$9,758	$11,142
11/30/2023	$10,382	$10,197	$11,744
12/31/2023	$10,820	$10,584	$12,183
1/31/2024	$10,806	$10,558	$12,196
2/29/2024	$10,965	$10,432	$12,274
3/31/2024	$11,168	$10,534	$12,466
4/30/2024	$10,849	$10,288	$12,184
5/31/2024	$11,110	$10,458	$12,469
6/30/2024	$11,211	$10,554	$12,606
7/31/2024	$11,443	$10,794	$12,852
8/31/2024	$11,660	$10,953	$13,055
9/30/2024	$11,834	$11,103	$13,256
10/31/2024	$11,602	$10,851	$12,985

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	18.51%	1.67%	2.66%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.45%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.71%
Footnote	Description
Footnote(a)	Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available to target date funds through an asset allocation which targets an immediate retirement horizon. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$23,459,205
Number of Portfolio Holdings	20
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.6%
U.S. Equity Funds	25.9
International Equity Funds	13.9
International Fixed Income Funds	5.1
Repurchase Agreement	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2020

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.3%
iShares Core U.S. Aggregate Bond ETF	14.6
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	5.9
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
iShares Global REIT ETF	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2020

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2020

Class R6

TCSUX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2020 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.21%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2020

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$10,000	$10,041	$9,995
4/30/2015	$10,080	$10,030	$10,028
5/31/2015	$10,070	$10,012	$10,028
6/30/2015	$9,900	$9,900	$9,908
7/31/2015	$10,000	$9,958	$9,987
8/31/2015	$9,610	$9,929	$9,772
9/30/2015	$9,450	$9,968	$9,701
10/31/2015	$9,790	$9,999	$9,923
11/30/2015	$9,770	$9,963	$9,905
12/31/2015	$9,653	$9,913	$9,812
1/31/2016	$9,351	$10,023	$9,723
2/29/2016	$9,311	$10,094	$9,759
3/31/2016	$9,663	$10,217	$10,026
4/30/2016	$9,724	$10,287	$10,077
5/31/2016	$9,764	$10,295	$10,107
6/30/2016	$9,855	$10,476	$10,212
7/31/2016	$10,107	$10,563	$10,355
8/31/2016	$10,107	$10,574	$10,359
9/30/2016	$10,147	$10,577	$10,381
10/31/2016	$9,966	$10,506	$10,278
11/30/2016	$9,946	$10,270	$10,222
12/31/2016	$10,078	$10,301	$10,303
1/31/2017	$10,211	$10,337	$10,386
2/28/2017	$10,375	$10,417	$10,505
3/31/2017	$10,437	$10,413	$10,530
4/30/2017	$10,550	$10,500	$10,617
5/31/2017	$10,673	$10,581	$10,701
6/30/2017	$10,714	$10,572	$10,718
7/31/2017	$10,857	$10,624	$10,824
8/31/2017	$10,908	$10,716	$10,870
9/30/2017	$11,011	$10,678	$10,939
10/31/2017	$11,124	$10,691	$11,021
11/30/2017	$11,236	$10,675	$11,107
12/31/2017	$11,338	$10,722	$11,183
1/31/2018	$11,548	$10,619	$11,317
2/28/2018	$11,223	$10,518	$11,119
3/31/2018	$11,181	$10,571	$11,094
4/30/2018	$11,160	$10,501	$11,095
5/31/2018	$11,275	$10,558	$11,174
6/30/2018	$11,265	$10,543	$11,171
7/31/2018	$11,443	$10,565	$11,279
8/31/2018	$11,569	$10,617	$11,368
9/30/2018	$11,527	$10,571	$11,344
10/31/2018	$11,013	$10,483	$11,013
11/30/2018	$11,139	$10,530	$11,104
12/31/2018	$10,714	$10,695	$10,899
1/31/2019	$11,167	$10,842	$11,255
2/28/2019	$11,337	$10,854	$11,366
3/31/2019	$11,519	$11,050	$11,506
4/30/2019	$11,723	$11,066	$11,644
5/31/2019	$11,439	$11,235	$11,504
6/30/2019	$11,893	$11,394	$11,830
7/31/2019	$11,938	$11,428	$11,873
8/31/2019	$11,961	$11,686	$11,927
9/30/2019	$12,051	$11,636	$11,986
10/31/2019	$12,199	$11,673	$12,103
11/30/2019	$12,380	$11,671	$12,214
12/31/2019	$12,576	$11,689	$12,352
1/31/2020	$12,624	$11,898	$12,421
2/29/2020	$12,207	$12,076	$12,167
3/31/2020	$11,037	$11,841	$11,526
4/30/2020	$11,061	$12,078	$12,081
5/31/2020	$11,073	$12,191	$12,317
6/30/2020	$11,085	$12,292	$12,469
7/31/2020	$11,097	$12,508	$12,765
8/31/2020	$11,145	$12,436	$12,924
9/30/2020	$11,061	$12,414	$12,809
10/31/2020	$10,906	$12,369	$12,713
11/30/2020	$11,622	$12,531	$13,236
12/31/2020	$11,912	$12,574	$13,440
1/31/2021	$11,852	$12,495	$13,400
2/28/2021	$11,936	$12,334	$13,407
3/31/2021	$12,081	$12,190	$13,444
4/30/2021	$12,393	$12,293	$13,670
5/31/2021	$12,477	$12,340	$13,756
6/30/2021	$12,622	$12,430	$13,856
7/31/2021	$12,778	$12,554	$13,971
8/31/2021	$12,910	$12,546	$14,065
9/30/2021	$12,585	$12,439	$13,852
10/31/2021	$12,934	$12,429	$14,046
11/30/2021	$12,802	$12,444	$13,960
12/31/2021	$13,021	$12,435	$14,127
1/31/2022	$12,586	$12,163	$13,749
2/28/2022	$12,369	$11,997	$13,602
3/31/2022	$12,330	$11,675	$13,488
4/30/2022	$11,665	$11,239	$12,937
5/31/2022	$11,665	$11,301	$12,982
6/30/2022	$11,051	$11,076	$12,505
7/31/2022	$11,588	$11,354	$12,944
8/31/2022	$11,256	$11,059	$12,644
9/30/2022	$10,540	$10,582	$12,008
10/31/2022	$10,795	$10,466	$12,211
11/30/2022	$11,320	$10,856	$12,703
12/31/2022	$11,087	$10,820	$12,549
1/31/2023	$11,649	$11,155	$13,016
2/28/2023	$11,360	$10,881	$12,783
3/31/2023	$11,585	$11,136	$13,032
4/30/2023	$11,681	$11,204	$13,133
5/31/2023	$11,552	$11,088	$13,007
6/30/2023	$11,857	$11,071	$13,239
7/31/2023	$12,066	$11,082	$13,404
8/31/2023	$11,889	$11,015	$13,243
9/30/2023	$11,536	$10,753	$12,894
10/31/2023	$11,296	$10,591	$12,664
11/30/2023	$11,954	$11,068	$13,349
12/31/2023	$12,478	$11,488	$13,847
1/31/2024	$12,462	$11,460	$13,862
2/29/2024	$12,644	$11,323	$13,951
3/31/2024	$12,908	$11,434	$14,169
4/30/2024	$12,544	$11,167	$13,849
5/31/2024	$12,842	$11,352	$14,173
6/30/2024	$12,974	$11,456	$14,328
7/31/2024	$13,239	$11,716	$14,608
8/31/2024	$13,487	$11,888	$14,839
9/30/2024	$13,685	$12,051	$15,067
10/31/2024	$13,437	$11,777	$14,759

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	18.96%	1.95%	3.10%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.11%
Footnote	Description
Footnote(a)	Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available to target date funds through an asset allocation which targets an immediate retirement horizon. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$23,459,205
Number of Portfolio Holdings	20
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.6%
U.S. Equity Funds	25.9
International Equity Funds	13.9
International Fixed Income Funds	5.1
Repurchase Agreement	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2020

Class R6

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.3%
iShares Core U.S. Aggregate Bond ETF	14.6
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	5.9
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
iShares Global REIT ETF	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2020

Class R6

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2025

Class R1

TDITX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2025 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$93	0.85%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2025

Class R1

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R1	Bloomberg U.S. Universal Bond Index	S&P Target Date 2025 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,990	$10,041	$9,927
4/30/2015	$10,070	$10,030	$10,013
5/31/2015	$10,060	$10,012	$10,054
6/30/2015	$9,850	$9,900	$9,887
7/31/2015	$9,960	$9,958	$9,994
8/31/2015	$9,520	$9,929	$9,562
9/30/2015	$9,360	$9,968	$9,381
10/31/2015	$9,770	$9,999	$9,829
11/30/2015	$9,750	$9,963	$9,828
12/31/2015	$9,622	$9,913	$9,666
1/31/2016	$9,330	$10,023	$9,365
2/29/2016	$9,300	$10,094	$9,347
3/31/2016	$9,753	$10,217	$9,824
4/30/2016	$9,813	$10,287	$9,897
5/31/2016	$9,853	$10,295	$9,968
6/30/2016	$9,934	$10,476	$10,021
7/31/2016	$10,195	$10,563	$10,283
8/31/2016	$10,195	$10,574	$10,301
9/30/2016	$10,235	$10,577	$10,332
10/31/2016	$10,034	$10,506	$10,167
11/30/2016	$10,024	$10,270	$10,262
12/31/2016	$10,166	$10,301	$10,422
1/31/2017	$10,309	$10,337	$10,578
2/28/2017	$10,481	$10,417	$10,782
3/31/2017	$10,542	$10,413	$10,847
4/30/2017	$10,654	$10,500	$10,967
5/31/2017	$10,776	$10,581	$11,100
6/30/2017	$10,817	$10,572	$11,150
7/31/2017	$10,980	$10,624	$11,322
8/31/2017	$11,020	$10,716	$11,346
9/30/2017	$11,132	$10,678	$11,509
10/31/2017	$11,244	$10,691	$11,657
11/30/2017	$11,366	$10,675	$11,829
12/31/2017	$11,472	$10,722	$11,938
1/31/2018	$11,720	$10,619	$12,257
2/28/2018	$11,358	$10,518	$11,914
3/31/2018	$11,306	$10,571	$11,827
4/30/2018	$11,286	$10,501	$11,867
5/31/2018	$11,389	$10,558	$11,986
6/30/2018	$11,368	$10,543	$11,973
7/31/2018	$11,554	$10,565	$12,179
8/31/2018	$11,668	$10,617	$12,312
9/30/2018	$11,637	$10,571	$12,299
10/31/2018	$11,058	$10,483	$11,701
11/30/2018	$11,193	$10,530	$11,844
12/31/2018	$10,739	$10,695	$11,338
1/31/2019	$11,293	$10,842	$11,939
2/28/2019	$11,481	$10,854	$12,151
3/31/2019	$11,658	$11,050	$12,288
4/30/2019	$11,868	$11,066	$12,543
5/31/2019	$11,536	$11,235	$12,148
6/30/2019	$12,012	$11,394	$12,655
7/31/2019	$12,045	$11,428	$12,706
8/31/2019	$12,023	$11,686	$12,638
9/30/2019	$12,134	$11,636	$12,786
10/31/2019	$12,300	$11,673	$12,981
11/30/2019	$12,499	$11,671	$13,173
12/31/2019	$12,716	$11,689	$13,422
1/31/2020	$12,727	$11,898	$13,403
2/29/2020	$12,250	$12,076	$12,819
3/31/2020	$11,022	$11,841	$11,687
4/30/2020	$11,045	$12,078	$12,521
5/31/2020	$11,056	$12,191	$12,891
6/30/2020	$11,056	$12,292	$13,118
7/31/2020	$11,068	$12,508	$13,551
8/31/2020	$11,125	$12,436	$13,937
9/30/2020	$11,022	$12,414	$13,694
10/31/2020	$10,852	$12,369	$13,535
11/30/2020	$11,568	$12,531	$14,525
12/31/2020	$11,874	$12,574	$14,927
1/31/2021	$11,816	$12,495	$14,886
2/28/2021	$11,909	$12,334	$15,071
3/31/2021	$12,060	$12,190	$15,283
4/30/2021	$12,385	$12,293	$15,695
5/31/2021	$12,477	$12,340	$15,840
6/30/2021	$12,616	$12,430	$15,960
7/31/2021	$12,744	$12,554	$16,086
8/31/2021	$12,895	$12,546	$16,300
9/30/2021	$12,547	$12,439	$15,908
10/31/2021	$12,906	$12,429	$16,340
11/30/2021	$12,756	$12,444	$16,129
12/31/2021	$13,000	$12,435	$16,520
1/31/2022	$12,511	$12,163	$15,909
2/28/2022	$12,267	$11,997	$15,690
3/31/2022	$12,267	$11,675	$15,722
4/30/2022	$11,546	$11,239	$14,861
5/31/2022	$11,534	$11,301	$14,919
6/30/2022	$10,874	$11,076	$14,142
7/31/2022	$11,436	$11,354	$14,822
8/31/2022	$11,094	$11,059	$14,409
9/30/2022	$10,324	$10,582	$13,495
10/31/2022	$10,618	$10,466	$13,944
11/30/2022	$11,180	$10,856	$14,649
12/31/2022	$10,906	$10,820	$14,351
1/31/2023	$11,490	$11,155	$15,043
2/28/2023	$11,183	$10,881	$14,740
3/31/2023	$11,413	$11,136	$15,029
4/30/2023	$11,490	$11,204	$15,170
5/31/2023	$11,367	$11,088	$15,001
6/30/2023	$11,705	$11,071	$15,407
7/31/2023	$11,920	$11,082	$15,683
8/31/2023	$11,721	$11,015	$15,441
9/30/2023	$11,352	$10,753	$14,976
10/31/2023	$11,091	$10,591	$14,654
11/30/2023	$11,782	$11,068	$15,567
12/31/2023	$12,305	$11,488	$16,215
1/31/2024	$12,289	$11,460	$16,230
2/29/2024	$12,493	$11,323	$16,456
3/31/2024	$12,744	$11,434	$16,772
4/30/2024	$12,368	$11,167	$16,349
5/31/2024	$12,666	$11,352	$16,797
6/30/2024	$12,791	$11,456	$16,992
7/31/2024	$13,058	$11,716	$17,352
8/31/2024	$13,309	$11,888	$17,649
9/30/2024	$13,498	$12,051	$17,942
10/31/2024	$13,231	$11,777	$17,553

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	19.30%	1.47%	2.94%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date 2025 IndexFootnote Reference(b)	19.78%	6.22%	5.99%
Footnote	Description
Footnote(a)	Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P Target Date 2025 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2025. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$47,500,450
Number of Portfolio Holdings	20
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	49.0%
U.S. Equity Funds	28.4
International Equity Funds	16.9
International Fixed Income Funds	5.0
Repurchase Agreements	1.1
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2025

Class R1

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	21.7%
iShares Core S&P 500 ETF	13.8
iShares Core U.S. Aggregate Bond ETF	13.2
iShares Core MSCI EAFE ETF	7.1
Transamerica High Yield Bond, Class R6	7.1
iShares 0-5 Year TIPS Bond ETF	7.0
Transamerica Emerging Markets Debt, Class R6	5.0
Transamerica Large Cap Value, Class R6	4.5
Transamerica US Growth, Class R6	2.8
iShares Global REIT ETF	2.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2025

Class R1

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2025

Class R3

TCTKX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2025 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	0.60%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2025

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Universal Bond Index	S&P Target Date 2025 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,106	$10,181	$10,112
4/30/2019	$10,298	$10,195	$10,322
5/31/2019	$10,010	$10,351	$9,997
6/30/2019	$10,423	$10,497	$10,414
7/31/2019	$10,452	$10,529	$10,456
8/31/2019	$10,442	$10,767	$10,400
9/30/2019	$10,538	$10,720	$10,522
10/31/2019	$10,683	$10,755	$10,683
11/30/2019	$10,856	$10,753	$10,841
12/31/2019	$11,049	$10,769	$11,045
1/31/2020	$11,059	$10,962	$11,030
2/29/2020	$10,643	$11,126	$10,549
3/31/2020	$9,584	$10,909	$9,617
4/30/2020	$9,604	$11,127	$10,304
5/31/2020	$9,623	$11,231	$10,609
6/30/2020	$9,623	$11,325	$10,795
7/31/2020	$9,633	$11,524	$11,151
8/31/2020	$9,683	$11,457	$11,469
9/30/2020	$9,594	$11,437	$11,269
10/31/2020	$9,445	$11,396	$11,138
11/30/2020	$10,079	$11,545	$11,954
12/31/2020	$10,348	$11,585	$12,284
1/31/2021	$10,288	$11,512	$12,250
2/28/2021	$10,379	$11,363	$12,403
3/31/2021	$10,511	$11,231	$12,577
4/30/2021	$10,794	$11,325	$12,916
5/31/2021	$10,875	$11,369	$13,036
6/30/2021	$10,997	$11,451	$13,135
7/31/2021	$11,119	$11,566	$13,238
8/31/2021	$11,261	$11,559	$13,414
9/30/2021	$10,946	$11,460	$13,091
10/31/2021	$11,271	$11,451	$13,447
11/30/2021	$11,139	$11,464	$13,273
12/31/2021	$11,352	$11,457	$13,595
1/31/2022	$10,934	$11,206	$13,092
2/28/2022	$10,720	$11,053	$12,912
3/31/2022	$10,720	$10,756	$12,939
4/30/2022	$10,088	$10,355	$12,230
5/31/2022	$10,088	$10,412	$12,277
6/30/2022	$9,510	$10,204	$11,638
7/31/2022	$10,003	$10,461	$12,197
8/31/2022	$9,703	$10,189	$11,858
9/30/2022	$9,028	$9,750	$11,106
10/31/2022	$9,296	$9,643	$11,475
11/30/2022	$9,788	$10,002	$12,055
12/31/2022	$9,542	$9,968	$11,810
1/31/2023	$10,071	$10,277	$12,380
2/28/2023	$9,800	$10,025	$12,131
3/31/2023	$9,990	$10,260	$12,368
4/30/2023	$10,071	$10,323	$12,484
5/31/2023	$9,962	$10,216	$12,345
6/30/2023	$10,261	$10,200	$12,679
7/31/2023	$10,464	$10,210	$12,906
8/31/2023	$10,288	$10,149	$12,707
9/30/2023	$9,949	$9,907	$12,324
10/31/2023	$9,718	$9,758	$12,060
11/30/2023	$10,342	$10,197	$12,811
12/31/2023	$10,803	$10,584	$13,344
1/31/2024	$10,789	$10,558	$13,357
2/29/2024	$10,969	$10,432	$13,542
3/31/2024	$11,192	$10,534	$13,803
4/30/2024	$10,872	$10,288	$13,454
5/31/2024	$11,136	$10,458	$13,823
6/30/2024	$11,247	$10,554	$13,983
7/31/2024	$11,484	$10,794	$14,280
8/31/2024	$11,706	$10,953	$14,524
9/30/2024	$11,873	$11,103	$14,766
10/31/2024	$11,637	$10,851	$14,445

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	19.74%	1.73%	2.71%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.45%
S&P Target Date 2025 IndexFootnote Reference(b)	19.78%	6.22%	6.70%
Footnote	Description
Footnote(a)	Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P Target Date 2025 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2025. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$47,500,450
Number of Portfolio Holdings	20
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	49.0%
U.S. Equity Funds	28.4
International Equity Funds	16.9
International Fixed Income Funds	5.0
Repurchase Agreements	1.1
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2025

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	21.7%
iShares Core S&P 500 ETF	13.8
iShares Core U.S. Aggregate Bond ETF	13.2
iShares Core MSCI EAFE ETF	7.1
Transamerica High Yield Bond, Class R6	7.1
iShares 0-5 Year TIPS Bond ETF	7.0
Transamerica Emerging Markets Debt, Class R6	5.0
Transamerica Large Cap Value, Class R6	4.5
Transamerica US Growth, Class R6	2.8
iShares Global REIT ETF	2.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2025

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2025

Class R6

TDOTX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2025 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.20%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2025

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Universal Bond Index	S&P Target Date 2025 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,990	$10,041	$9,927
4/30/2015	$10,080	$10,030	$10,013
5/31/2015	$10,080	$10,012	$10,054
6/30/2015	$9,870	$9,900	$9,887
7/31/2015	$9,980	$9,958	$9,994
8/31/2015	$9,550	$9,929	$9,562
9/30/2015	$9,400	$9,968	$9,381
10/31/2015	$9,810	$9,999	$9,829
11/30/2015	$9,800	$9,963	$9,828
12/31/2015	$9,668	$9,913	$9,666
1/31/2016	$9,386	$10,023	$9,365
2/29/2016	$9,355	$10,094	$9,347
3/31/2016	$9,819	$10,217	$9,824
4/30/2016	$9,889	$10,287	$9,897
5/31/2016	$9,929	$10,295	$9,968
6/30/2016	$10,010	$10,476	$10,021
7/31/2016	$10,292	$10,563	$10,283
8/31/2016	$10,292	$10,574	$10,301
9/30/2016	$10,332	$10,577	$10,332
10/31/2016	$10,141	$10,506	$10,167
11/30/2016	$10,141	$10,270	$10,262
12/31/2016	$10,276	$10,301	$10,422
1/31/2017	$10,430	$10,337	$10,578
2/28/2017	$10,614	$10,417	$10,782
3/31/2017	$10,685	$10,413	$10,847
4/30/2017	$10,798	$10,500	$10,967
5/31/2017	$10,931	$10,581	$11,100
6/30/2017	$10,982	$10,572	$11,150
7/31/2017	$11,145	$10,624	$11,322
8/31/2017	$11,196	$10,716	$11,346
9/30/2017	$11,309	$10,678	$11,509
10/31/2017	$11,442	$10,691	$11,657
11/30/2017	$11,565	$10,675	$11,829
12/31/2017	$11,673	$10,722	$11,938
1/31/2018	$11,945	$10,619	$12,257
2/28/2018	$11,579	$10,518	$11,914
3/31/2018	$11,526	$10,571	$11,827
4/30/2018	$11,516	$10,501	$11,867
5/31/2018	$11,631	$10,558	$11,986
6/30/2018	$11,610	$10,543	$11,973
7/31/2018	$11,809	$10,565	$12,179
8/31/2018	$11,934	$10,617	$12,312
9/30/2018	$11,903	$10,571	$12,299
10/31/2018	$11,328	$10,483	$11,701
11/30/2018	$11,453	$10,530	$11,844
12/31/2018	$11,004	$10,695	$11,338
1/31/2019	$11,580	$10,842	$11,939
2/28/2019	$11,772	$10,854	$12,151
3/31/2019	$11,963	$11,050	$12,288
4/30/2019	$12,189	$11,066	$12,543
5/31/2019	$11,851	$11,235	$12,148
6/30/2019	$12,347	$11,394	$12,655
7/31/2019	$12,381	$11,428	$12,706
8/31/2019	$12,381	$11,686	$12,638
9/30/2019	$12,494	$11,636	$12,786
10/31/2019	$12,674	$11,673	$12,981
11/30/2019	$12,878	$11,671	$13,173
12/31/2019	$13,112	$11,689	$13,422
1/31/2020	$13,135	$11,898	$13,403
2/29/2020	$12,645	$12,076	$12,819
3/31/2020	$11,387	$11,841	$11,687
4/30/2020	$11,422	$12,078	$12,521
5/31/2020	$11,433	$12,191	$12,891
6/30/2020	$11,445	$12,292	$13,118
7/31/2020	$11,457	$12,508	$13,551
8/31/2020	$11,515	$12,436	$13,937
9/30/2020	$11,422	$12,414	$13,694
10/31/2020	$11,247	$12,369	$13,535
11/30/2020	$12,004	$12,531	$14,525
12/31/2020	$12,322	$12,574	$14,927
1/31/2021	$12,274	$12,495	$14,886
2/28/2021	$12,382	$12,334	$15,071
3/31/2021	$12,538	$12,190	$15,283
4/30/2021	$12,885	$12,293	$15,695
5/31/2021	$12,981	$12,340	$15,840
6/30/2021	$13,136	$12,430	$15,960
7/31/2021	$13,280	$12,554	$16,086
8/31/2021	$13,448	$12,546	$16,300
9/30/2021	$13,088	$12,439	$15,908
10/31/2021	$13,472	$12,429	$16,340
11/30/2021	$13,316	$12,444	$16,129
12/31/2021	$13,584	$12,435	$16,520
1/31/2022	$13,076	$12,163	$15,909
2/28/2022	$12,835	$11,997	$15,690
3/31/2022	$12,847	$11,675	$15,722
4/30/2022	$12,086	$11,239	$14,861
5/31/2022	$12,086	$11,301	$14,919
6/30/2022	$11,400	$11,076	$14,142
7/31/2022	$11,984	$11,354	$14,822
8/31/2022	$11,641	$11,059	$14,409
9/30/2022	$10,841	$10,582	$13,495
10/31/2022	$11,159	$10,466	$13,944
11/30/2022	$11,756	$10,856	$14,649
12/31/2022	$11,458	$10,820	$14,351
1/31/2023	$12,084	$11,155	$15,043
2/28/2023	$11,779	$10,881	$14,740
3/31/2023	$12,020	$11,136	$15,029
4/30/2023	$12,116	$11,204	$15,170
5/31/2023	$11,988	$11,088	$15,001
6/30/2023	$12,341	$11,071	$15,407
7/31/2023	$12,581	$11,082	$15,683
8/31/2023	$12,373	$11,015	$15,441
9/30/2023	$11,988	$10,753	$14,976
10/31/2023	$11,715	$10,591	$14,654
11/30/2023	$12,453	$11,068	$15,567
12/31/2023	$13,033	$11,488	$16,215
1/31/2024	$13,000	$11,460	$16,230
2/29/2024	$13,231	$11,323	$16,456
3/31/2024	$13,511	$11,434	$16,772
4/30/2024	$13,115	$11,167	$16,349
5/31/2024	$13,445	$11,352	$16,797
6/30/2024	$13,577	$11,456	$16,992
7/31/2024	$13,874	$11,716	$17,352
8/31/2024	$14,138	$11,888	$17,649
9/30/2024	$14,352	$12,051	$17,942
10/31/2024	$14,089	$11,777	$17,553

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	20.26%	2.14%	3.61%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date 2025 IndexFootnote Reference(b)	19.78%	6.22%	5.99%
Footnote	Description
Footnote(a)	Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P Target Date 2025 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2025. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$47,500,450
Number of Portfolio Holdings	20
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	49.0%
U.S. Equity Funds	28.4
International Equity Funds	16.9
International Fixed Income Funds	5.0
Repurchase Agreements	1.1
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2025

Class R6

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	21.7%
iShares Core S&P 500 ETF	13.8
iShares Core U.S. Aggregate Bond ETF	13.2
iShares Core MSCI EAFE ETF	7.1
Transamerica High Yield Bond, Class R6	7.1
iShares 0-5 Year TIPS Bond ETF	7.0
Transamerica Emerging Markets Debt, Class R6	5.0
Transamerica Large Cap Value, Class R6	4.5
Transamerica US Growth, Class R6	2.8
iShares Global REIT ETF	2.6

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2025

Class R6

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2030

Class R1

TDFTX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2030 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.85%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2030 Index, a benchmark of the Fund. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2030

Class R1

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R1	MSCI All Country World Index	S&P Target Date 2030 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,970	$9,845	$9,914
4/30/2015	$10,060	$10,131	$10,011
5/31/2015	$10,070	$10,117	$10,058
6/30/2015	$9,870	$9,879	$9,883
7/31/2015	$9,990	$9,965	$9,995
8/31/2015	$9,530	$9,282	$9,523
9/30/2015	$9,360	$8,946	$9,321
10/31/2015	$9,820	$9,648	$9,810
11/30/2015	$9,810	$9,568	$9,812
12/31/2015	$9,667	$9,396	$9,637
1/31/2016	$9,346	$8,829	$9,297
2/29/2016	$9,306	$8,768	$9,270
3/31/2016	$9,798	$9,418	$9,783
4/30/2016	$9,868	$9,557	$9,860
5/31/2016	$9,909	$9,569	$9,938
6/30/2016	$9,969	$9,511	$9,980
7/31/2016	$10,250	$9,921	$10,264
8/31/2016	$10,250	$9,954	$10,286
9/30/2016	$10,290	$10,015	$10,318
10/31/2016	$10,089	$9,845	$10,142
11/30/2016	$10,110	$9,920	$10,267
12/31/2016	$10,257	$10,134	$10,441
1/31/2017	$10,419	$10,412	$10,611
2/28/2017	$10,612	$10,704	$10,831
3/31/2017	$10,683	$10,835	$10,905
4/30/2017	$10,795	$11,003	$11,031
5/31/2017	$10,927	$11,246	$11,174
6/30/2017	$10,968	$11,298	$11,233
7/31/2017	$11,140	$11,613	$11,427
8/31/2017	$11,181	$11,658	$11,444
9/30/2017	$11,313	$11,883	$11,638
10/31/2017	$11,445	$12,130	$11,808
11/30/2017	$11,587	$12,365	$12,010
12/31/2017	$11,696	$12,564	$12,131
1/31/2018	$11,996	$13,273	$12,517
2/28/2018	$11,602	$12,715	$12,127
3/31/2018	$11,530	$12,443	$12,016
4/30/2018	$11,520	$12,562	$12,071
5/31/2018	$11,644	$12,578	$12,203
6/30/2018	$11,623	$12,510	$12,184
7/31/2018	$11,830	$12,887	$12,427
8/31/2018	$11,965	$12,988	$12,576
9/30/2018	$11,934	$13,045	$12,568
10/31/2018	$11,292	$12,067	$11,864
11/30/2018	$11,426	$12,243	$12,026
12/31/2018	$10,895	$11,381	$11,404
1/31/2019	$11,515	$12,280	$12,093
2/28/2019	$11,725	$12,608	$12,343
3/31/2019	$11,902	$12,767	$12,475
4/30/2019	$12,157	$13,198	$12,776
5/31/2019	$11,747	$12,415	$12,279
6/30/2019	$12,279	$13,228	$12,861
7/31/2019	$12,312	$13,267	$12,915
8/31/2019	$12,256	$12,952	$12,787
9/30/2019	$12,389	$13,224	$12,974
10/31/2019	$12,577	$13,586	$13,202
11/30/2019	$12,810	$13,918	$13,429
12/31/2019	$13,050	$14,408	$13,728
1/31/2020	$13,038	$14,249	$13,666
2/29/2020	$12,492	$13,098	$12,939
3/31/2020	$11,330	$11,330	$11,616
4/30/2020	$12,173	$12,544	$12,556
5/31/2020	$12,594	$13,089	$12,980
6/30/2020	$12,833	$13,507	$13,236
7/31/2020	$13,300	$14,222	$13,717
8/31/2020	$13,767	$15,092	$14,191
9/30/2020	$13,494	$14,606	$13,900
10/31/2020	$13,266	$14,250	$13,717
11/30/2020	$14,314	$16,007	$14,882
12/31/2020	$14,733	$16,750	$15,363
1/31/2021	$14,663	$16,674	$15,322
2/28/2021	$14,827	$17,060	$15,578
3/31/2021	$15,038	$17,516	$15,860
4/30/2021	$15,482	$18,282	$16,345
5/31/2021	$15,611	$18,566	$16,516
6/30/2021	$15,786	$18,811	$16,639
7/31/2021	$15,962	$18,941	$16,763
8/31/2021	$16,173	$19,415	$17,026
9/30/2021	$15,681	$18,613	$16,563
10/31/2021	$16,208	$19,563	$17,087
11/30/2021	$15,974	$19,092	$16,817
12/31/2021	$16,346	$19,855	$17,299
1/31/2022	$15,669	$18,880	$16,597
2/28/2022	$15,349	$18,393	$16,355
3/31/2022	$15,374	$18,791	$16,446
4/30/2022	$14,389	$17,287	$15,467
5/31/2022	$14,401	$17,307	$15,530
6/30/2022	$13,478	$15,848	$14,602
7/31/2022	$14,229	$16,955	$15,397
8/31/2022	$13,774	$16,331	$14,928
9/30/2022	$12,740	$14,767	$13,875
10/31/2022	$13,207	$15,659	$14,440
11/30/2022	$13,983	$16,873	$15,252
12/31/2022	$13,572	$16,209	$14,883
1/31/2023	$14,366	$17,371	$15,686
2/28/2023	$14,001	$16,873	$15,347
3/31/2023	$14,258	$17,393	$15,654
4/30/2023	$14,366	$17,643	$15,816
5/31/2023	$14,194	$17,454	$15,623
6/30/2023	$14,709	$18,468	$16,154
7/31/2023	$15,030	$19,144	$16,504
8/31/2023	$14,730	$18,609	$16,213
9/30/2023	$14,216	$17,839	$15,673
10/31/2023	$13,873	$17,303	$15,298
11/30/2023	$14,794	$18,900	$16,350
12/31/2023	$15,500	$19,808	$17,086
1/31/2024	$15,456	$19,924	$17,099
2/29/2024	$15,806	$20,779	$17,434
3/31/2024	$16,177	$21,431	$17,814
4/30/2024	$15,653	$20,724	$17,315
5/31/2024	$16,090	$21,566	$17,847
6/30/2024	$16,243	$22,046	$18,068
7/31/2024	$16,571	$22,402	$18,472
8/31/2024	$16,921	$22,971	$18,816
9/30/2024	$17,183	$23,504	$19,147
10/31/2024	$16,811	$22,977	$18,721

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	21.18%	5.97%	5.52%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2030 IndexFootnote Reference(b)	22.37%	7.24%	6.70%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2030 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2030. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$56,606,814
Number of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,578

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	39.3%
U.S. Equity Funds	34.9
International Equity Funds	21.1
International Fixed Income Funds	4.0
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2030

Class R1

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	17.4%
iShares Core S&P 500 ETF	17.3
iShares Core U.S. Aggregate Bond ETF	10.3
iShares Core MSCI EAFE ETF	9.4
Transamerica High Yield Bond, Class R6	6.1
Transamerica Large Cap Value, Class R6	5.6
iShares 0-5 Year TIPS Bond ETF	5.5
Transamerica Emerging Markets Debt, Class R6	4.0
Transamerica US Growth, Class R6	3.6
Transamerica International Stock, Class R6	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2030

Class R1

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2030

Class R3

TCTLX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2030 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	0.60%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2030 Index, a benchmark of the Fund. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2030

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI All Country World Index	S&P Target Date 2030 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,094	$10,126	$10,107
4/30/2019	$10,310	$10,468	$10,351
5/31/2019	$9,972	$9,847	$9,949
6/30/2019	$10,423	$10,491	$10,420
7/31/2019	$10,452	$10,522	$10,463
8/31/2019	$10,405	$10,273	$10,360
9/30/2019	$10,517	$10,489	$10,511
10/31/2019	$10,687	$10,776	$10,696
11/30/2019	$10,884	$11,039	$10,880
12/31/2019	$11,096	$11,428	$11,122
1/31/2020	$11,086	$11,301	$11,072
2/29/2020	$10,620	$10,389	$10,483
3/31/2020	$9,640	$8,986	$9,412
4/30/2020	$10,358	$9,949	$10,173
5/31/2020	$10,708	$10,381	$10,517
6/30/2020	$10,921	$10,713	$10,724
7/31/2020	$11,319	$11,280	$11,113
8/31/2020	$11,717	$11,970	$11,497
9/30/2020	$11,494	$11,584	$11,262
10/31/2020	$11,300	$11,303	$11,113
11/30/2020	$12,193	$12,696	$12,057
12/31/2020	$12,552	$13,285	$12,447
1/31/2021	$12,492	$13,225	$12,413
2/28/2021	$12,632	$13,531	$12,621
3/31/2021	$12,822	$13,892	$12,849
4/30/2021	$13,203	$14,500	$13,242
5/31/2021	$13,313	$14,726	$13,381
6/30/2021	$13,473	$14,920	$13,481
7/31/2021	$13,613	$15,022	$13,581
8/31/2021	$13,803	$15,398	$13,794
9/30/2021	$13,393	$14,762	$13,420
10/31/2021	$13,833	$15,516	$13,844
11/30/2021	$13,643	$15,142	$13,625
12/31/2021	$13,957	$15,748	$14,016
1/31/2022	$13,387	$14,974	$13,447
2/28/2022	$13,113	$14,588	$13,250
3/31/2022	$13,134	$14,904	$13,325
4/30/2022	$12,301	$13,711	$12,531
5/31/2022	$12,311	$13,727	$12,582
6/30/2022	$11,531	$12,570	$11,830
7/31/2022	$12,174	$13,447	$12,475
8/31/2022	$11,794	$12,952	$12,095
9/30/2022	$10,908	$11,712	$11,241
10/31/2022	$11,320	$12,419	$11,699
11/30/2022	$11,974	$13,383	$12,357
12/31/2022	$11,629	$12,856	$12,058
1/31/2023	$12,316	$13,777	$12,708
2/28/2023	$12,000	$13,383	$12,434
3/31/2023	$12,223	$13,795	$12,683
4/30/2023	$12,316	$13,993	$12,814
5/31/2023	$12,186	$13,844	$12,658
6/30/2023	$12,613	$14,647	$13,088
7/31/2023	$12,892	$15,184	$13,372
8/31/2023	$12,632	$14,759	$13,136
9/30/2023	$12,205	$14,149	$12,698
10/31/2023	$11,907	$13,724	$12,395
11/30/2023	$12,706	$14,990	$13,246
12/31/2023	$13,294	$15,710	$13,843
1/31/2024	$13,275	$15,802	$13,853
2/29/2024	$13,579	$16,480	$14,125
3/31/2024	$13,882	$16,998	$14,433
4/30/2024	$13,446	$16,437	$14,029
5/31/2024	$13,825	$17,105	$14,460
6/30/2024	$13,958	$17,486	$14,639
7/31/2024	$14,262	$17,768	$14,966
8/31/2024	$14,547	$18,219	$15,245
9/30/2024	$14,775	$18,642	$15,513
10/31/2024	$14,471	$18,224	$15,168

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	21.53%	6.25%	6.73%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2030 IndexFootnote Reference(b)	22.37%	7.24%	7.62%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2030 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2030. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$56,606,814
Number of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,578

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	39.3%
U.S. Equity Funds	34.9
International Equity Funds	21.1
International Fixed Income Funds	4.0
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2030

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	17.4%
iShares Core S&P 500 ETF	17.3
iShares Core U.S. Aggregate Bond ETF	10.3
iShares Core MSCI EAFE ETF	9.4
Transamerica High Yield Bond, Class R6	6.1
Transamerica Large Cap Value, Class R6	5.6
iShares 0-5 Year TIPS Bond ETF	5.5
Transamerica Emerging Markets Debt, Class R6	4.0
Transamerica US Growth, Class R6	3.6
Transamerica International Stock, Class R6	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2030

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2030

Class R6

TDHTX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2030 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.20%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2030 Index, a benchmark of the Fund. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2030

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index	S&P Target Date 2030 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,980	$9,845	$9,914
4/30/2015	$10,070	$10,131	$10,011
5/31/2015	$10,080	$10,117	$10,058
6/30/2015	$9,900	$9,879	$9,883
7/31/2015	$10,010	$9,965	$9,995
8/31/2015	$9,560	$9,282	$9,523
9/30/2015	$9,400	$8,946	$9,321
10/31/2015	$9,860	$9,648	$9,810
11/30/2015	$9,850	$9,568	$9,812
12/31/2015	$9,712	$9,396	$9,637
1/31/2016	$9,400	$8,829	$9,297
2/29/2016	$9,370	$8,768	$9,270
3/31/2016	$9,863	$9,418	$9,783
4/30/2016	$9,934	$9,557	$9,860
5/31/2016	$9,994	$9,569	$9,938
6/30/2016	$10,054	$9,511	$9,980
7/31/2016	$10,346	$9,921	$10,264
8/31/2016	$10,356	$9,954	$10,286
9/30/2016	$10,397	$10,015	$10,318
10/31/2016	$10,195	$9,845	$10,142
11/30/2016	$10,225	$9,920	$10,267
12/31/2016	$10,386	$10,134	$10,441
1/31/2017	$10,550	$10,412	$10,611
2/28/2017	$10,744	$10,704	$10,831
3/31/2017	$10,826	$10,835	$10,905
4/30/2017	$10,938	$11,003	$11,031
5/31/2017	$11,081	$11,246	$11,174
6/30/2017	$11,132	$11,298	$11,233
7/31/2017	$11,316	$11,613	$11,427
8/31/2017	$11,367	$11,658	$11,444
9/30/2017	$11,500	$11,883	$11,638
10/31/2017	$11,643	$12,130	$11,808
11/30/2017	$11,786	$12,365	$12,010
12/31/2017	$11,908	$12,564	$12,131
1/31/2018	$12,223	$13,273	$12,517
2/28/2018	$11,825	$12,715	$12,127
3/31/2018	$11,762	$12,443	$12,016
4/30/2018	$11,762	$12,562	$12,071
5/31/2018	$11,887	$12,578	$12,203
6/30/2018	$11,867	$12,510	$12,184
7/31/2018	$12,097	$12,887	$12,427
8/31/2018	$12,233	$12,988	$12,576
9/30/2018	$12,212	$13,045	$12,568
10/31/2018	$11,563	$12,067	$11,864
11/30/2018	$11,709	$12,243	$12,026
12/31/2018	$11,171	$11,381	$11,404
1/31/2019	$11,815	$12,280	$12,093
2/28/2019	$12,029	$12,608	$12,343
3/31/2019	$12,221	$12,767	$12,475
4/30/2019	$12,492	$13,198	$12,776
5/31/2019	$12,074	$12,415	$12,279
6/30/2019	$12,627	$13,228	$12,861
7/31/2019	$12,661	$13,267	$12,915
8/31/2019	$12,616	$12,952	$12,787
9/30/2019	$12,751	$13,224	$12,974
10/31/2019	$12,966	$13,586	$13,202
11/30/2019	$13,203	$13,918	$13,429
12/31/2019	$13,464	$14,408	$13,728
1/31/2020	$13,452	$14,249	$13,666
2/29/2020	$12,891	$13,098	$12,939
3/31/2020	$11,712	$11,330	$11,616
4/30/2020	$12,588	$12,544	$12,556
5/31/2020	$13,020	$13,089	$12,980
6/30/2020	$13,277	$13,507	$13,236
7/31/2020	$13,767	$14,222	$13,717
8/31/2020	$14,258	$15,092	$14,191
9/30/2020	$13,989	$14,606	$13,900
10/31/2020	$13,756	$14,250	$13,717
11/30/2020	$14,853	$16,007	$14,882
12/31/2020	$15,305	$16,750	$15,363
1/31/2021	$15,232	$16,674	$15,322
2/28/2021	$15,413	$17,060	$15,578
3/31/2021	$15,643	$17,516	$15,860
4/30/2021	$16,114	$18,282	$16,345
5/31/2021	$16,258	$18,566	$16,516
6/30/2021	$16,451	$18,811	$16,639
7/31/2021	$16,633	$18,941	$16,763
8/31/2021	$16,874	$19,415	$17,026
9/30/2021	$16,367	$18,613	$16,563
10/31/2021	$16,922	$19,563	$17,087
11/30/2021	$16,693	$19,092	$16,817
12/31/2021	$17,077	$19,855	$17,299
1/31/2022	$16,387	$18,880	$16,597
2/28/2022	$16,055	$18,393	$16,355
3/31/2022	$16,093	$18,791	$16,446
4/30/2022	$15,071	$17,287	$15,467
5/31/2022	$15,084	$17,307	$15,530
6/30/2022	$14,139	$15,848	$14,602
7/31/2022	$14,931	$16,955	$15,397
8/31/2022	$14,458	$16,331	$14,928
9/30/2022	$13,385	$14,767	$13,875
10/31/2022	$13,884	$15,659	$14,440
11/30/2022	$14,701	$16,873	$15,252
12/31/2022	$14,272	$16,209	$14,883
1/31/2023	$15,120	$17,371	$15,686
2/28/2023	$14,741	$16,873	$15,347
3/31/2023	$15,031	$17,393	$15,654
4/30/2023	$15,142	$17,643	$15,816
5/31/2023	$14,986	$17,454	$15,623
6/30/2023	$15,499	$18,468	$16,154
7/31/2023	$15,856	$19,144	$16,504
8/31/2023	$15,566	$18,609	$16,213
9/30/2023	$15,031	$17,839	$15,673
10/31/2023	$14,674	$17,303	$15,298
11/30/2023	$15,655	$18,900	$16,350
12/31/2023	$16,400	$19,808	$17,086
1/31/2024	$16,377	$19,924	$17,099
2/29/2024	$16,743	$20,779	$17,434
3/31/2024	$17,132	$21,431	$17,814
4/30/2024	$16,606	$20,724	$17,315
5/31/2024	$17,063	$21,566	$17,847
6/30/2024	$17,246	$22,046	$18,068
7/31/2024	$17,612	$22,402	$18,472
8/31/2024	$17,978	$22,971	$18,816
9/30/2024	$18,276	$23,504	$19,147
10/31/2024	$17,910	$22,977	$18,721

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	22.05%	6.67%	6.21%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2030 IndexFootnote Reference(b)	22.37%	7.24%	6.70%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2030 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2030. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$56,606,814
Number of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,578

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	39.3%
U.S. Equity Funds	34.9
International Equity Funds	21.1
International Fixed Income Funds	4.0
Repurchase Agreements	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2030

Class R6

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	17.4%
iShares Core S&P 500 ETF	17.3
iShares Core U.S. Aggregate Bond ETF	10.3
iShares Core MSCI EAFE ETF	9.4
Transamerica High Yield Bond, Class R6	6.1
Transamerica Large Cap Value, Class R6	5.6
iShares 0-5 Year TIPS Bond ETF	5.5
Transamerica Emerging Markets Debt, Class R6	4.0
Transamerica US Growth, Class R6	3.6
Transamerica International Stock, Class R6	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2030

Class R6

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2035

Class R1

TCETX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2035 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.84%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2035 Index, a benchmark of the Fund. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns.

Transamerica ClearTrack® 2035

Class R1

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R1	MSCI All Country World Index	S&P Target Date 2035 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,950	$9,845	$9,903
4/30/2015	$10,060	$10,131	$10,009
5/31/2015	$10,080	$10,117	$10,063
6/30/2015	$9,870	$9,879	$9,880
7/31/2015	$10,010	$9,965	$9,996
8/31/2015	$9,490	$9,282	$9,487
9/30/2015	$9,280	$8,946	$9,267
10/31/2015	$9,810	$9,648	$9,792
11/30/2015	$9,800	$9,568	$9,797
12/31/2015	$9,646	$9,396	$9,610
1/31/2016	$9,264	$8,829	$9,234
2/29/2016	$9,203	$8,768	$9,198
3/31/2016	$9,747	$9,418	$9,744
4/30/2016	$9,817	$9,557	$9,825
5/31/2016	$9,887	$9,569	$9,910
6/30/2016	$9,928	$9,511	$9,940
7/31/2016	$10,250	$9,921	$10,245
8/31/2016	$10,250	$9,954	$10,271
9/30/2016	$10,290	$10,015	$10,304
10/31/2016	$10,068	$9,845	$10,118
11/30/2016	$10,139	$9,920	$10,273
12/31/2016	$10,312	$10,134	$10,460
1/31/2017	$10,495	$10,412	$10,645
2/28/2017	$10,719	$10,704	$10,881
3/31/2017	$10,801	$10,835	$10,963
4/30/2017	$10,923	$11,003	$11,095
5/31/2017	$11,065	$11,246	$11,247
6/30/2017	$11,127	$11,298	$11,316
7/31/2017	$11,320	$11,613	$11,532
8/31/2017	$11,350	$11,658	$11,543
9/30/2017	$11,513	$11,883	$11,766
10/31/2017	$11,676	$12,130	$11,959
11/30/2017	$11,839	$12,365	$12,187
12/31/2017	$11,963	$12,564	$12,320
1/31/2018	$12,336	$13,273	$12,774
2/28/2018	$11,880	$12,715	$12,338
3/31/2018	$11,797	$12,443	$12,203
4/30/2018	$11,797	$12,562	$12,273
5/31/2018	$11,911	$12,578	$12,413
6/30/2018	$11,870	$12,510	$12,389
7/31/2018	$12,118	$12,887	$12,666
8/31/2018	$12,243	$12,988	$12,827
9/30/2018	$12,222	$13,045	$12,825
10/31/2018	$11,487	$12,067	$12,023
11/30/2018	$11,652	$12,243	$12,201
12/31/2018	$11,031	$11,381	$11,472
1/31/2019	$11,722	$12,280	$12,240
2/28/2019	$11,956	$12,608	$12,524
3/31/2019	$12,123	$12,767	$12,650
4/30/2019	$12,413	$13,198	$12,993
5/31/2019	$11,911	$12,415	$12,401
6/30/2019	$12,502	$13,228	$13,052
7/31/2019	$12,535	$13,267	$13,108
8/31/2019	$12,435	$12,952	$12,924
9/30/2019	$12,602	$13,224	$13,147
10/31/2019	$12,825	$13,586	$13,408
11/30/2019	$13,081	$13,918	$13,669
12/31/2019	$13,359	$14,408	$14,016
1/31/2020	$13,313	$14,249	$13,912
2/29/2020	$12,631	$13,098	$13,045
3/31/2020	$11,301	$11,330	$11,536
4/30/2020	$12,256	$12,544	$12,571
5/31/2020	$12,722	$13,089	$13,042
6/30/2020	$13,006	$13,507	$13,330
7/31/2020	$13,518	$14,222	$13,862
8/31/2020	$14,086	$15,092	$14,435
9/30/2020	$13,768	$14,606	$14,090
10/31/2020	$13,506	$14,250	$13,882
11/30/2020	$14,734	$16,007	$15,240
12/31/2020	$15,234	$16,750	$15,809
1/31/2021	$15,153	$16,674	$15,770
2/28/2021	$15,397	$17,060	$16,112
3/31/2021	$15,677	$17,516	$16,477
4/30/2021	$16,213	$18,282	$17,045
5/31/2021	$16,364	$18,566	$17,245
6/30/2021	$16,562	$18,811	$17,375
7/31/2021	$16,737	$18,941	$17,495
8/31/2021	$17,005	$19,415	$17,821
9/30/2021	$16,434	$18,613	$17,269
10/31/2021	$17,063	$19,563	$17,911
11/30/2021	$16,783	$19,092	$17,571
12/31/2021	$17,222	$19,855	$18,168
1/31/2022	$16,446	$18,880	$17,358
2/28/2022	$16,077	$18,393	$17,078
3/31/2022	$16,163	$18,791	$17,256
4/30/2022	$15,043	$17,287	$16,129
5/31/2022	$15,031	$17,307	$16,198
6/30/2022	$13,984	$15,848	$15,090
7/31/2022	$14,834	$16,955	$16,018
8/31/2022	$14,329	$16,331	$15,481
9/30/2022	$13,160	$14,767	$14,261
10/31/2022	$13,751	$15,659	$14,955
11/30/2022	$14,625	$16,873	$15,898
12/31/2022	$14,123	$16,209	$15,446
1/31/2023	$15,048	$17,371	$16,384
2/28/2023	$14,621	$16,873	$15,997
3/31/2023	$14,906	$17,393	$16,323
4/30/2023	$15,025	$17,643	$16,512
5/31/2023	$14,859	$17,454	$16,288
6/30/2023	$15,476	$18,468	$16,957
7/31/2023	$15,903	$19,144	$17,393
8/31/2023	$15,547	$18,609	$17,043
9/30/2023	$14,977	$17,839	$16,425
10/31/2023	$14,550	$17,303	$15,994
11/30/2023	$15,618	$18,900	$17,196
12/31/2023	$16,393	$19,808	$18,015
1/31/2024	$16,345	$19,924	$18,038
2/29/2024	$16,828	$20,779	$18,501
3/31/2024	$17,263	$21,431	$18,956
4/30/2024	$16,683	$20,724	$18,388
5/31/2024	$17,190	$21,566	$19,013
6/30/2024	$17,359	$22,046	$19,255
7/31/2024	$17,721	$22,402	$19,697
8/31/2024	$18,108	$22,971	$20,085
9/30/2024	$18,397	$23,504	$20,460
10/31/2024	$18,011	$22,977	$19,988

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	23.79%	7.03%	6.27%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2035 IndexFootnote Reference(b)	24.97%	8.31%	7.43%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2035 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2035. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$58,810,224
Number of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,535

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	42.7%
U.S. Fixed Income Funds	27.4
International Equity Funds	25.4
International Fixed Income Funds	3.4
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2035

Class R1

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	20.9%
Transamerica Bond, Class R6	11.2
iShares Core MSCI EAFE ETF	10.7
iShares Core U.S. Aggregate Bond ETF	6.8
Transamerica Large Cap Value, Class R6	6.7
Transamerica High Yield Bond, Class R6	5.0
iShares 0-5 Year TIPS Bond ETF	4.5
Transamerica US Growth, Class R6	4.0
Transamerica International Stock, Class R6	3.7
Transamerica International Focus, Class R6	3.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2035

Class R1

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2035

Class R3

TCTMX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2035 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	0.59%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2035 Index, a benchmark of the Fund. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns.

Transamerica ClearTrack® 2035

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI All Country World Index	S&P Target Date 2035 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,074	$10,126	$10,101
4/30/2019	$10,325	$10,468	$10,374
5/31/2019	$9,916	$9,847	$9,901
6/30/2019	$10,409	$10,491	$10,422
7/31/2019	$10,436	$10,522	$10,466
8/31/2019	$10,353	$10,273	$10,319
9/30/2019	$10,492	$10,489	$10,497
10/31/2019	$10,678	$10,776	$10,706
11/30/2019	$10,901	$11,039	$10,914
12/31/2019	$11,130	$11,428	$11,191
1/31/2020	$11,092	$11,301	$11,108
2/29/2020	$10,531	$10,389	$10,415
3/31/2020	$9,429	$8,986	$9,211
4/30/2020	$10,227	$9,949	$10,037
5/31/2020	$10,617	$10,381	$10,413
6/30/2020	$10,845	$10,713	$10,643
7/31/2020	$11,273	$11,280	$11,068
8/31/2020	$11,757	$11,970	$11,526
9/30/2020	$11,491	$11,584	$11,250
10/31/2020	$11,273	$11,303	$11,084
11/30/2020	$12,299	$12,696	$12,168
12/31/2020	$12,719	$13,285	$12,622
1/31/2021	$12,661	$13,225	$12,591
2/28/2021	$12,856	$13,531	$12,865
3/31/2021	$13,110	$13,892	$13,156
4/30/2021	$13,549	$14,500	$13,609
5/31/2021	$13,676	$14,726	$13,769
6/30/2021	$13,852	$14,920	$13,873
7/31/2021	$13,998	$15,022	$13,969
8/31/2021	$14,223	$15,398	$14,229
9/30/2021	$13,744	$14,762	$13,788
10/31/2021	$14,281	$15,516	$14,301
11/30/2021	$14,047	$15,142	$14,029
12/31/2021	$14,423	$15,748	$14,506
1/31/2022	$13,771	$14,974	$13,859
2/28/2022	$13,461	$14,588	$13,636
3/31/2022	$13,544	$14,904	$13,778
4/30/2022	$12,602	$13,711	$12,878
5/31/2022	$12,602	$13,727	$12,933
6/30/2022	$11,723	$12,570	$12,049
7/31/2022	$12,437	$13,447	$12,790
8/31/2022	$12,023	$12,952	$12,360
9/30/2022	$11,040	$11,712	$11,386
10/31/2022	$11,547	$12,419	$11,941
11/30/2022	$12,281	$13,383	$12,694
12/31/2022	$11,875	$12,856	$12,332
1/31/2023	$12,643	$13,777	$13,082
2/28/2023	$12,279	$13,383	$12,773
3/31/2023	$12,521	$13,795	$13,033
4/30/2023	$12,643	$13,993	$13,184
5/31/2023	$12,481	$13,844	$13,005
6/30/2023	$13,026	$14,647	$13,539
7/31/2023	$13,370	$15,184	$13,887
8/31/2023	$13,067	$14,759	$13,608
9/30/2023	$12,602	$14,149	$13,115
10/31/2023	$12,239	$13,724	$12,770
11/30/2023	$13,147	$14,990	$13,730
12/31/2023	$13,797	$15,710	$14,384
1/31/2024	$13,777	$15,802	$14,402
2/29/2024	$14,169	$16,480	$14,772
3/31/2024	$14,540	$16,998	$15,136
4/30/2024	$14,066	$16,437	$14,681
5/31/2024	$14,478	$17,105	$15,181
6/30/2024	$14,622	$17,486	$15,374
7/31/2024	$14,952	$17,768	$15,727
8/31/2024	$15,282	$18,219	$16,037
9/30/2024	$15,530	$18,642	$16,336
10/31/2024	$15,200	$18,224	$15,959

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	24.20%	7.32%	7.66%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2035 IndexFootnote Reference(b)	24.97%	8.31%	8.59%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2035 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2035. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$58,810,224
Number of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,535

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	42.7%
U.S. Fixed Income Funds	27.4
International Equity Funds	25.4
International Fixed Income Funds	3.4
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2035

Class R3

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	20.9%
Transamerica Bond, Class R6	11.2
iShares Core MSCI EAFE ETF	10.7
iShares Core U.S. Aggregate Bond ETF	6.8
Transamerica Large Cap Value, Class R6	6.7
Transamerica High Yield Bond, Class R6	5.0
iShares 0-5 Year TIPS Bond ETF	4.5
Transamerica US Growth, Class R6	4.0
Transamerica International Stock, Class R6	3.7
Transamerica International Focus, Class R6	3.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2035

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2035

Class R6

TCHDX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2035 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.19%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2035 Index, a benchmark of the Fund. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns.

Transamerica ClearTrack® 2035

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index	S&P Target Date 2035 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,960	$9,845	$9,903
4/30/2015	$10,070	$10,131	$10,009
5/31/2015	$10,100	$10,117	$10,063
6/30/2015	$9,890	$9,879	$9,880
7/31/2015	$10,030	$9,965	$9,996
8/31/2015	$9,520	$9,282	$9,487
9/30/2015	$9,310	$8,946	$9,267
10/31/2015	$9,850	$9,648	$9,792
11/30/2015	$9,850	$9,568	$9,797
12/31/2015	$9,692	$9,396	$9,610
1/31/2016	$9,309	$8,829	$9,234
2/29/2016	$9,259	$8,768	$9,198
3/31/2016	$9,813	$9,418	$9,744
4/30/2016	$9,893	$9,557	$9,825
5/31/2016	$9,964	$9,569	$9,910
6/30/2016	$10,014	$9,511	$9,940
7/31/2016	$10,336	$9,921	$10,245
8/31/2016	$10,347	$9,954	$10,271
9/30/2016	$10,397	$10,015	$10,304
10/31/2016	$10,175	$9,845	$10,118
11/30/2016	$10,246	$9,920	$10,273
12/31/2016	$10,432	$10,134	$10,460
1/31/2017	$10,627	$10,412	$10,645
2/28/2017	$10,852	$10,704	$10,881
3/31/2017	$10,944	$10,835	$10,963
4/30/2017	$11,067	$11,003	$11,095
5/31/2017	$11,231	$11,246	$11,247
6/30/2017	$11,292	$11,298	$11,316
7/31/2017	$11,497	$11,613	$11,532
8/31/2017	$11,528	$11,658	$11,543
9/30/2017	$11,712	$11,883	$11,766
10/31/2017	$11,866	$12,130	$11,959
11/30/2017	$12,050	$12,365	$12,187
12/31/2017	$12,188	$12,564	$12,320
1/31/2018	$12,566	$13,273	$12,774
2/28/2018	$12,115	$12,715	$12,338
3/31/2018	$12,031	$12,443	$12,203
4/30/2018	$12,031	$12,562	$12,273
5/31/2018	$12,157	$12,578	$12,413
6/30/2018	$12,125	$12,510	$12,389
7/31/2018	$12,387	$12,887	$12,666
8/31/2018	$12,524	$12,988	$12,827
9/30/2018	$12,503	$13,045	$12,825
10/31/2018	$11,769	$12,067	$12,023
11/30/2018	$11,937	$12,243	$12,201
12/31/2018	$11,300	$11,381	$11,472
1/31/2019	$12,015	$12,280	$12,240
2/28/2019	$12,265	$12,608	$12,524
3/31/2019	$12,447	$12,767	$12,650
4/30/2019	$12,753	$13,198	$12,993
5/31/2019	$12,242	$12,415	$12,401
6/30/2019	$12,856	$13,228	$13,052
7/31/2019	$12,901	$13,267	$13,108
8/31/2019	$12,810	$12,952	$12,924
9/30/2019	$12,980	$13,224	$13,147
10/31/2019	$13,208	$13,586	$13,408
11/30/2019	$13,492	$13,918	$13,669
12/31/2019	$13,792	$14,408	$14,016
1/31/2020	$13,745	$14,249	$13,912
2/29/2020	$13,046	$13,098	$13,045
3/31/2020	$11,682	$11,330	$11,536
4/30/2020	$12,673	$12,544	$12,571
5/31/2020	$13,163	$13,089	$13,042
6/30/2020	$13,454	$13,507	$13,330
7/31/2020	$13,990	$14,222	$13,862
8/31/2020	$14,597	$15,092	$14,435
9/30/2020	$14,270	$14,606	$14,090
10/31/2020	$14,014	$14,250	$13,882
11/30/2020	$15,284	$16,007	$15,240
12/31/2020	$15,808	$16,750	$15,809
1/31/2021	$15,735	$16,674	$15,770
2/28/2021	$16,000	$17,060	$16,112
3/31/2021	$16,312	$17,516	$16,477
4/30/2021	$16,865	$18,282	$17,045
5/31/2021	$17,033	$18,566	$17,245
6/30/2021	$17,249	$18,811	$17,375
7/31/2021	$17,441	$18,941	$17,495
8/31/2021	$17,729	$19,415	$17,821
9/30/2021	$17,141	$18,613	$17,269
10/31/2021	$17,813	$19,563	$17,911
11/30/2021	$17,525	$19,092	$17,571
12/31/2021	$17,996	$19,855	$18,168
1/31/2022	$17,191	$18,880	$17,358
2/28/2022	$16,821	$18,393	$17,078
3/31/2022	$16,923	$18,791	$17,256
4/30/2022	$15,748	$17,287	$16,129
5/31/2022	$15,761	$17,307	$16,198
6/30/2022	$14,662	$15,848	$15,090
7/31/2022	$15,556	$16,955	$16,018
8/31/2022	$15,033	$16,331	$15,481
9/30/2022	$13,819	$14,767	$14,261
10/31/2022	$14,445	$15,659	$14,955
11/30/2022	$15,365	$16,873	$15,898
12/31/2022	$14,854	$16,209	$15,446
1/31/2023	$15,814	$17,371	$16,384
2/28/2023	$15,396	$16,873	$15,997
3/31/2023	$15,691	$17,393	$16,323
4/30/2023	$15,839	$17,643	$16,512
5/31/2023	$15,666	$17,454	$16,288
6/30/2023	$16,332	$18,468	$16,957
7/31/2023	$16,775	$19,144	$17,393
8/31/2023	$16,405	$18,609	$17,043
9/30/2023	$15,814	$17,839	$16,425
10/31/2023	$15,371	$17,303	$15,994
11/30/2023	$16,504	$18,900	$17,196
12/31/2023	$17,338	$19,808	$18,015
1/31/2024	$17,313	$19,924	$18,038
2/29/2024	$17,842	$20,779	$18,501
3/31/2024	$18,321	$21,431	$18,956
4/30/2024	$17,691	$20,724	$18,388
5/31/2024	$18,246	$21,566	$19,013
6/30/2024	$18,422	$22,046	$19,255
7/31/2024	$18,850	$22,402	$19,697
8/31/2024	$19,254	$22,971	$20,085
9/30/2024	$19,581	$23,504	$20,460
10/31/2024	$19,178	$22,977	$19,988

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	24.77%	7.74%	6.97%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2035 IndexFootnote Reference(b)	24.97%	8.31%	7.43%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2035 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2035. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$58,810,224
Number of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,535

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	42.7%
U.S. Fixed Income Funds	27.4
International Equity Funds	25.4
International Fixed Income Funds	3.4
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2035

Class R6

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	20.9%
Transamerica Bond, Class R6	11.2
iShares Core MSCI EAFE ETF	10.7
iShares Core U.S. Aggregate Bond ETF	6.8
Transamerica Large Cap Value, Class R6	6.7
Transamerica High Yield Bond, Class R6	5.0
iShares 0-5 Year TIPS Bond ETF	4.5
Transamerica US Growth, Class R6	4.0
Transamerica International Stock, Class R6	3.7
Transamerica International Focus, Class R6	3.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2035

Class R6

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2040

Class R1

TCRTX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2040 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.83%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2040 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2040

Class R1

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R1	MSCI All Country World Index	S&P Target Date 2040 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,930	$9,845	$9,929
4/30/2015	$10,050	$10,131	$10,042
5/31/2015	$10,100	$10,117	$10,101
6/30/2015	$9,890	$9,879	$9,912
7/31/2015	$10,030	$9,965	$10,030
8/31/2015	$9,450	$9,282	$9,493
9/30/2015	$9,200	$8,946	$9,258
10/31/2015	$9,790	$9,648	$9,811
11/30/2015	$9,780	$9,568	$9,819
12/31/2015	$9,592	$9,396	$9,621
1/31/2016	$9,129	$8,829	$9,219
2/29/2016	$9,059	$8,768	$9,177
3/31/2016	$9,643	$9,418	$9,748
4/30/2016	$9,733	$9,557	$9,832
5/31/2016	$9,804	$9,569	$9,921
6/30/2016	$9,824	$9,511	$9,944
7/31/2016	$10,166	$9,921	$10,265
8/31/2016	$10,176	$9,954	$10,293
9/30/2016	$10,216	$10,015	$10,329
10/31/2016	$9,995	$9,845	$10,135
11/30/2016	$10,106	$9,920	$10,311
12/31/2016	$10,301	$10,134	$10,509
1/31/2017	$10,515	$10,412	$10,704
2/28/2017	$10,760	$10,704	$10,953
3/31/2017	$10,841	$10,835	$11,041
4/30/2017	$10,974	$11,003	$11,177
5/31/2017	$11,137	$11,246	$11,337
6/30/2017	$11,198	$11,298	$11,412
7/31/2017	$11,412	$11,613	$11,642
8/31/2017	$11,432	$11,658	$11,648
9/30/2017	$11,626	$11,883	$11,893
10/31/2017	$11,799	$12,130	$12,101
11/30/2017	$12,003	$12,365	$12,351
12/31/2017	$12,138	$12,564	$12,491
1/31/2018	$12,573	$13,273	$12,992
2/28/2018	$12,076	$12,715	$12,523
3/31/2018	$11,962	$12,443	$12,374
4/30/2018	$11,972	$12,562	$12,453
5/31/2018	$12,107	$12,578	$12,604
6/30/2018	$12,065	$12,510	$12,576
7/31/2018	$12,345	$12,887	$12,876
8/31/2018	$12,480	$12,988	$13,044
9/30/2018	$12,469	$13,045	$13,044
10/31/2018	$11,662	$12,067	$12,176
11/30/2018	$11,827	$12,243	$12,365
12/31/2018	$11,111	$11,381	$11,566
1/31/2019	$11,870	$12,280	$12,387
2/28/2019	$12,126	$12,608	$12,694
3/31/2019	$12,294	$12,767	$12,818
4/30/2019	$12,628	$13,198	$13,189
5/31/2019	$12,059	$12,415	$12,534
6/30/2019	$12,695	$13,228	$13,237
7/31/2019	$12,729	$13,267	$13,294
8/31/2019	$12,584	$12,952	$13,067
9/30/2019	$12,773	$13,224	$13,316
10/31/2019	$13,008	$13,586	$13,599
11/30/2019	$13,298	$13,918	$13,885
12/31/2019	$13,613	$14,408	$14,269
1/31/2020	$13,545	$14,249	$14,134
2/29/2020	$12,780	$13,098	$13,164
3/31/2020	$11,319	$11,330	$11,524
4/30/2020	$12,335	$12,544	$12,627
5/31/2020	$12,837	$13,089	$13,135
6/30/2020	$13,134	$13,507	$13,444
7/31/2020	$13,682	$14,222	$14,011
8/31/2020	$14,321	$15,092	$14,653
9/30/2020	$13,967	$14,606	$14,270
10/31/2020	$13,693	$14,250	$14,048
11/30/2020	$15,017	$16,007	$15,541
12/31/2020	$15,557	$16,750	$16,176
1/31/2021	$15,487	$16,674	$16,144
2/28/2021	$15,768	$17,060	$16,549
3/31/2021	$16,109	$17,516	$16,974
4/30/2021	$16,684	$18,282	$17,601
5/31/2021	$16,860	$18,566	$17,824
6/30/2021	$17,072	$18,811	$17,956
7/31/2021	$17,248	$18,941	$18,076
8/31/2021	$17,553	$19,415	$18,449
9/30/2021	$16,931	$18,613	$17,831
10/31/2021	$17,647	$19,563	$18,563
11/30/2021	$17,318	$19,092	$18,167
12/31/2021	$17,858	$19,855	$18,853
1/31/2022	$16,985	$18,880	$17,961
2/28/2022	$16,574	$18,393	$17,661
3/31/2022	$16,723	$18,791	$17,904
4/30/2022	$15,477	$17,287	$16,672
5/31/2022	$15,490	$17,307	$16,743
6/30/2022	$14,318	$15,848	$15,486
7/31/2022	$15,241	$16,955	$16,517
8/31/2022	$14,692	$16,331	$15,933
9/30/2022	$13,409	$14,767	$14,583
10/31/2022	$14,119	$15,659	$15,389
11/30/2022	$15,079	$16,873	$16,435
12/31/2022	$14,522	$16,209	$15,920
1/31/2023	$15,532	$17,371	$16,958
2/28/2023	$15,052	$16,873	$16,543
3/31/2023	$15,355	$17,393	$16,888
4/30/2023	$15,507	$17,643	$17,095
5/31/2023	$15,305	$17,454	$16,846
6/30/2023	$16,062	$18,468	$17,642
7/31/2023	$16,542	$19,144	$18,161
8/31/2023	$16,113	$18,609	$17,754
9/30/2023	$15,482	$17,839	$17,072
10/31/2023	$15,002	$17,303	$16,587
11/30/2023	$16,189	$18,900	$17,918
12/31/2023	$17,031	$19,808	$18,812
1/31/2024	$16,980	$19,924	$18,837
2/29/2024	$17,595	$20,779	$19,421
3/31/2024	$18,107	$21,431	$19,945
4/30/2024	$17,441	$20,724	$19,319
5/31/2024	$18,004	$21,566	$20,026
6/30/2024	$18,209	$22,046	$20,298
7/31/2024	$18,594	$22,402	$20,775
8/31/2024	$19,029	$22,971	$21,204
9/30/2024	$19,336	$23,504	$21,616
10/31/2024	$18,926	$22,977	$21,114

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	26.16%	7.79%	6.82%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2040 IndexFootnote Reference(b)	27.29%	9.20%	8.04%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2040 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2040. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$57,317,560
Number of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.3%
International Equity Funds	29.7
U.S. Fixed Income Funds	17.3
International Fixed Income Funds	2.5
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2040

Class R1

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	23.7%
iShares Core MSCI EAFE ETF	12.1
Transamerica Large Cap Value, Class R6	8.2
Transamerica Bond, Class R6	6.9
Transamerica US Growth, Class R6	5.1
Transamerica International Stock, Class R6	4.1
Transamerica International Focus, Class R6	4.0
iShares Global REIT ETF	3.9
iShares Core U.S. Aggregate Bond ETF	3.9
iShares 0-5 Year TIPS Bond ETF	3.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2040

Class R1

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2040

Class R3

TCTQX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2040 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	0.58%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2040 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2040

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI All Country World Index	S&P Target Date 2040 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,064	$10,126	$10,098
4/30/2019	$10,339	$10,468	$10,390
5/31/2019	$9,872	$9,847	$9,874
6/30/2019	$10,394	$10,491	$10,428
7/31/2019	$10,430	$10,522	$10,473
8/31/2019	$10,321	$10,273	$10,294
9/30/2019	$10,467	$10,489	$10,490
10/31/2019	$10,668	$10,776	$10,713
11/30/2019	$10,907	$11,039	$10,938
12/31/2019	$11,173	$11,428	$11,241
1/31/2020	$11,116	$11,301	$11,134
2/29/2020	$10,487	$10,389	$10,370
3/31/2020	$9,293	$8,986	$9,078
4/30/2020	$10,130	$9,949	$9,947
5/31/2020	$10,543	$10,381	$10,347
6/30/2020	$10,788	$10,713	$10,591
7/31/2020	$11,239	$11,280	$11,038
8/31/2020	$11,765	$11,970	$11,543
9/30/2020	$11,483	$11,584	$11,241
10/31/2020	$11,257	$11,303	$11,067
11/30/2020	$12,347	$12,696	$12,242
12/31/2020	$12,796	$13,285	$12,743
1/31/2021	$12,738	$13,225	$12,718
2/28/2021	$12,970	$13,531	$13,037
3/31/2021	$13,252	$13,892	$13,371
4/30/2021	$13,736	$14,500	$13,865
5/31/2021	$13,882	$14,726	$14,041
6/30/2021	$14,056	$14,920	$14,145
7/31/2021	$14,211	$15,022	$14,240
8/31/2021	$14,463	$15,398	$14,533
9/30/2021	$13,950	$14,762	$14,047
10/31/2021	$14,541	$15,516	$14,623
11/30/2021	$14,279	$15,142	$14,311
12/31/2021	$14,722	$15,748	$14,852
1/31/2022	$14,010	$14,974	$14,149
2/28/2022	$13,670	$14,588	$13,913
3/31/2022	$13,794	$14,904	$14,104
4/30/2022	$12,772	$13,711	$13,134
5/31/2022	$12,772	$13,727	$13,189
6/30/2022	$11,813	$12,570	$12,200
7/31/2022	$12,597	$13,447	$13,011
8/31/2022	$12,143	$12,952	$12,551
9/30/2022	$11,080	$11,712	$11,488
10/31/2022	$11,668	$12,419	$12,123
11/30/2022	$12,473	$13,383	$12,947
12/31/2022	$12,011	$12,856	$12,541
1/31/2023	$12,838	$13,777	$13,359
2/28/2023	$12,456	$13,383	$13,032
3/31/2023	$12,711	$13,795	$13,303
4/30/2023	$12,838	$13,993	$13,467
5/31/2023	$12,668	$13,844	$13,271
6/30/2023	$13,304	$14,647	$13,898
7/31/2023	$13,685	$15,184	$14,306
8/31/2023	$13,346	$14,759	$13,986
9/30/2023	$12,816	$14,149	$13,448
10/31/2023	$12,435	$13,724	$13,066
11/30/2023	$13,410	$14,990	$14,116
12/31/2023	$14,131	$15,710	$14,819
1/31/2024	$14,087	$15,802	$14,839
2/29/2024	$14,584	$16,480	$15,299
3/31/2024	$15,015	$16,998	$15,712
4/30/2024	$14,476	$16,437	$15,219
5/31/2024	$14,950	$17,105	$15,776
6/30/2024	$15,101	$17,486	$15,990
7/31/2024	$15,447	$17,768	$16,366
8/31/2024	$15,792	$18,219	$16,704
9/30/2024	$16,072	$18,642	$17,028
10/31/2024	$15,727	$18,224	$16,633

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	26.47%	8.07%	8.31%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2040 IndexFootnote Reference(b)	27.29%	9.20%	9.39%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2040 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2040. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$57,317,560
Number of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.3%
International Equity Funds	29.7
U.S. Fixed Income Funds	17.3
International Fixed Income Funds	2.5
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2040

Class R3

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	23.7%
iShares Core MSCI EAFE ETF	12.1
Transamerica Large Cap Value, Class R6	8.2
Transamerica Bond, Class R6	6.9
Transamerica US Growth, Class R6	5.1
Transamerica International Stock, Class R6	4.1
Transamerica International Focus, Class R6	4.0
iShares Global REIT ETF	3.9
iShares Core U.S. Aggregate Bond ETF	3.9
iShares 0-5 Year TIPS Bond ETF	3.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2040

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2040

Class R6

TCKTX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2040 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.18%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2040 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2040

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index	S&P Target Date 2040 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,940	$9,845	$9,929
4/30/2015	$10,060	$10,131	$10,042
5/31/2015	$10,110	$10,117	$10,101
6/30/2015	$9,910	$9,879	$9,912
7/31/2015	$10,050	$9,965	$10,030
8/31/2015	$9,480	$9,282	$9,493
9/30/2015	$9,230	$8,946	$9,258
10/31/2015	$9,830	$9,648	$9,811
11/30/2015	$9,820	$9,568	$9,819
12/31/2015	$9,678	$9,396	$9,621
1/31/2016	$9,214	$8,829	$9,219
2/29/2016	$9,144	$8,768	$9,177
3/31/2016	$9,739	$9,418	$9,748
4/30/2016	$9,839	$9,557	$9,832
5/31/2016	$9,920	$9,569	$9,921
6/30/2016	$9,940	$9,511	$9,944
7/31/2016	$10,293	$9,921	$10,265
8/31/2016	$10,313	$9,954	$10,293
9/30/2016	$10,364	$10,015	$10,329
10/31/2016	$10,132	$9,845	$10,135
11/30/2016	$10,253	$9,920	$10,311
12/31/2016	$10,463	$10,134	$10,509
1/31/2017	$10,678	$10,412	$10,704
2/28/2017	$10,934	$10,704	$10,953
3/31/2017	$11,027	$10,835	$11,041
4/30/2017	$11,160	$11,003	$11,177
5/31/2017	$11,334	$11,246	$11,337
6/30/2017	$11,406	$11,298	$11,412
7/31/2017	$11,631	$11,613	$11,642
8/31/2017	$11,662	$11,658	$11,648
9/30/2017	$11,867	$11,883	$11,893
10/31/2017	$12,051	$12,130	$12,101
11/30/2017	$12,256	$12,365	$12,351
12/31/2017	$12,406	$12,564	$12,491
1/31/2018	$12,856	$13,273	$12,992
2/28/2018	$12,353	$12,715	$12,523
3/31/2018	$12,249	$12,443	$12,374
4/30/2018	$12,269	$12,562	$12,453
5/31/2018	$12,406	$12,578	$12,604
6/30/2018	$12,374	$12,510	$12,576
7/31/2018	$12,657	$12,887	$12,876
8/31/2018	$12,814	$12,988	$13,044
9/30/2018	$12,804	$13,045	$13,044
10/31/2018	$11,976	$12,067	$12,176
11/30/2018	$12,154	$12,243	$12,365
12/31/2018	$11,434	$11,381	$11,566
1/31/2019	$12,218	$12,280	$12,387
2/28/2019	$12,491	$12,608	$12,694
3/31/2019	$12,672	$12,767	$12,818
4/30/2019	$13,013	$13,198	$13,189
5/31/2019	$12,434	$12,415	$12,534
6/30/2019	$13,093	$13,228	$13,237
7/31/2019	$13,138	$13,267	$13,294
8/31/2019	$13,002	$12,952	$13,067
9/30/2019	$13,195	$13,224	$13,316
10/31/2019	$13,457	$13,586	$13,599
11/30/2019	$13,763	$13,918	$13,885
12/31/2019	$14,103	$14,408	$14,269
1/31/2020	$14,032	$14,249	$14,134
2/29/2020	$13,237	$13,098	$13,164
3/31/2020	$11,740	$11,330	$11,524
4/30/2020	$12,793	$12,544	$12,627
5/31/2020	$13,331	$13,089	$13,135
6/30/2020	$13,646	$13,507	$13,444
7/31/2020	$14,219	$14,222	$14,011
8/31/2020	$14,886	$15,092	$14,653
9/30/2020	$14,535	$14,606	$14,270
10/31/2020	$14,255	$14,250	$14,048
11/30/2020	$15,634	$16,007	$15,541
12/31/2020	$16,212	$16,750	$16,176
1/31/2021	$16,140	$16,674	$16,144
2/28/2021	$16,454	$17,060	$16,549
3/31/2021	$16,805	$17,516	$16,974
4/30/2021	$17,422	$18,282	$17,601
5/31/2021	$17,616	$18,566	$17,824
6/30/2021	$17,846	$18,811	$17,956
7/31/2021	$18,039	$18,941	$18,076
8/31/2021	$18,366	$19,415	$18,449
9/30/2021	$17,725	$18,613	$17,831
10/31/2021	$18,487	$19,563	$18,563
11/30/2021	$18,148	$19,092	$18,167
12/31/2021	$18,722	$19,855	$18,853
1/31/2022	$17,819	$18,880	$17,961
2/28/2022	$17,392	$18,393	$17,661
3/31/2022	$17,573	$18,791	$17,904
4/30/2022	$16,269	$17,287	$16,672
5/31/2022	$16,282	$17,307	$16,743
6/30/2022	$15,055	$15,848	$15,486
7/31/2022	$16,037	$16,955	$16,517
8/31/2022	$15,469	$16,331	$15,933
9/30/2022	$14,126	$14,767	$14,583
10/31/2022	$14,875	$15,659	$15,389
11/30/2022	$15,908	$16,873	$16,435
12/31/2022	$15,329	$16,209	$15,920
1/31/2023	$16,396	$17,371	$16,958
2/28/2023	$15,902	$16,873	$16,543
3/31/2023	$16,240	$17,393	$16,888
4/30/2023	$16,396	$17,643	$17,095
5/31/2023	$16,188	$17,454	$16,846
6/30/2023	$16,995	$18,468	$17,642
7/31/2023	$17,515	$19,144	$18,161
8/31/2023	$17,073	$18,609	$17,754
9/30/2023	$16,422	$17,839	$17,072
10/31/2023	$15,928	$17,303	$16,587
11/30/2023	$17,177	$18,900	$17,918
12/31/2023	$18,102	$19,808	$18,812
1/31/2024	$18,049	$19,924	$18,837
2/29/2024	$18,712	$20,779	$19,421
3/31/2024	$19,243	$21,431	$19,945
4/30/2024	$18,553	$20,724	$19,319
5/31/2024	$19,163	$21,566	$20,026
6/30/2024	$19,402	$22,046	$20,298
7/31/2024	$19,827	$22,402	$20,775
8/31/2024	$20,278	$22,971	$21,204
9/30/2024	$20,650	$23,504	$21,616
10/31/2024	$20,225	$22,977	$21,114

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	26.98%	8.49%	7.56%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2040 IndexFootnote Reference(b)	27.29%	9.20%	8.04%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2040 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2040. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$57,317,560
Number of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.3%
International Equity Funds	29.7
U.S. Fixed Income Funds	17.3
International Fixed Income Funds	2.5
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2040

Class R6

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	23.7%
iShares Core MSCI EAFE ETF	12.1
Transamerica Large Cap Value, Class R6	8.2
Transamerica Bond, Class R6	6.9
Transamerica US Growth, Class R6	5.1
Transamerica International Stock, Class R6	4.1
Transamerica International Focus, Class R6	4.0
iShares Global REIT ETF	3.9
iShares Core U.S. Aggregate Bond ETF	3.9
iShares 0-5 Year TIPS Bond ETF	3.5

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2040

Class R6

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2045

Class R1

TCPTX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2045 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.83%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2045 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2045

Class R1

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R1	MSCI All Country World Index	S&P Target Date 2045 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,930	$9,845	$9,887
4/30/2015	$10,050	$10,131	$10,007
5/31/2015	$10,100	$10,117	$10,069
6/30/2015	$9,870	$9,879	$9,876
7/31/2015	$10,010	$9,965	$9,995
8/31/2015	$9,410	$9,282	$9,438
9/30/2015	$9,160	$8,946	$9,192
10/31/2015	$9,780	$9,648	$9,764
11/30/2015	$9,790	$9,568	$9,774
12/31/2015	$9,601	$9,396	$9,569
1/31/2016	$9,097	$8,829	$9,148
2/29/2016	$9,027	$8,768	$9,101
3/31/2016	$9,641	$9,418	$9,689
4/30/2016	$9,721	$9,557	$9,775
5/31/2016	$9,802	$9,569	$9,866
6/30/2016	$9,832	$9,511	$9,882
7/31/2016	$10,194	$9,921	$10,215
8/31/2016	$10,204	$9,954	$10,245
9/30/2016	$10,245	$10,015	$10,281
10/31/2016	$10,003	$9,845	$10,083
11/30/2016	$10,154	$9,920	$10,277
12/31/2016	$10,363	$10,134	$10,482
1/31/2017	$10,576	$10,412	$10,685
2/28/2017	$10,851	$10,704	$10,942
3/31/2017	$10,933	$10,835	$11,036
4/30/2017	$11,075	$11,003	$11,174
5/31/2017	$11,228	$11,246	$11,338
6/30/2017	$11,309	$11,298	$11,416
7/31/2017	$11,533	$11,613	$11,654
8/31/2017	$11,564	$11,658	$11,658
9/30/2017	$11,788	$11,883	$11,913
10/31/2017	$11,971	$12,130	$12,128
11/30/2017	$12,215	$12,365	$12,387
12/31/2017	$12,351	$12,564	$12,532
1/31/2018	$12,869	$13,273	$13,057
2/28/2018	$12,320	$12,715	$12,572
3/31/2018	$12,196	$12,443	$12,415
4/30/2018	$12,237	$12,562	$12,500
5/31/2018	$12,362	$12,578	$12,651
6/30/2018	$12,310	$12,510	$12,620
7/31/2018	$12,631	$12,887	$12,930
8/31/2018	$12,776	$12,988	$13,100
9/30/2018	$12,765	$13,045	$13,101
10/31/2018	$11,854	$12,067	$12,199
11/30/2018	$12,041	$12,243	$12,394
12/31/2018	$11,216	$11,381	$11,562
1/31/2019	$12,061	$12,280	$12,407
2/28/2019	$12,361	$12,608	$12,724
3/31/2019	$12,517	$12,767	$12,844
4/30/2019	$12,906	$13,198	$13,228
5/31/2019	$12,217	$12,415	$12,542
6/30/2019	$12,939	$13,228	$13,270
7/31/2019	$12,973	$13,267	$13,327
8/31/2019	$12,772	$12,952	$13,078
9/30/2019	$12,995	$13,224	$13,341
10/31/2019	$13,273	$13,586	$13,638
11/30/2019	$13,617	$13,918	$13,935
12/31/2019	$13,979	$14,408	$14,339
1/31/2020	$13,865	$14,249	$14,187
2/29/2020	$12,955	$13,098	$13,161
3/31/2020	$11,329	$11,330	$11,449
4/30/2020	$12,444	$12,544	$12,583
5/31/2020	$13,001	$13,089	$13,107
6/30/2020	$13,319	$13,507	$13,429
7/31/2020	$13,922	$14,222	$14,016
8/31/2020	$14,662	$15,092	$14,697
9/30/2020	$14,263	$14,606	$14,293
10/31/2020	$13,956	$14,250	$14,062
11/30/2020	$15,458	$16,007	$15,626
12/31/2020	$16,071	$16,750	$16,298
1/31/2021	$16,001	$16,674	$16,269
2/28/2021	$16,353	$17,060	$16,708
3/31/2021	$16,752	$17,516	$17,167
4/30/2021	$17,409	$18,282	$17,827
5/31/2021	$17,596	$18,566	$18,065
6/30/2021	$17,831	$18,811	$18,198
7/31/2021	$18,019	$18,941	$18,316
8/31/2021	$18,370	$19,415	$18,715
9/30/2021	$17,667	$18,613	$18,061
10/31/2021	$18,488	$19,563	$18,843
11/30/2021	$18,112	$19,092	$18,419
12/31/2021	$18,718	$19,855	$19,152
1/31/2022	$17,763	$18,880	$18,220
2/28/2022	$17,316	$18,393	$17,908
3/31/2022	$17,490	$18,791	$18,190
4/30/2022	$16,126	$17,287	$16,904
5/31/2022	$16,138	$17,307	$16,974
6/30/2022	$14,873	$15,848	$15,622
7/31/2022	$15,877	$16,955	$16,712
8/31/2022	$15,294	$16,331	$16,107
9/30/2022	$13,893	$14,767	$14,684
10/31/2022	$14,674	$15,659	$15,572
11/30/2022	$15,741	$16,873	$16,676
12/31/2022	$15,096	$16,209	$16,119
1/31/2023	$16,222	$17,371	$17,216
2/28/2023	$15,731	$16,873	$16,793
3/31/2023	$16,049	$17,393	$17,139
4/30/2023	$16,193	$17,643	$17,358
5/31/2023	$15,991	$17,454	$17,096
6/30/2023	$16,828	$18,468	$17,972
7/31/2023	$17,348	$19,144	$18,544
8/31/2023	$16,886	$18,609	$18,098
9/30/2023	$16,193	$17,839	$17,374
10/31/2023	$15,674	$17,303	$16,856
11/30/2023	$16,944	$18,900	$18,267
12/31/2023	$17,863	$19,808	$19,203
1/31/2024	$17,804	$19,924	$19,231
2/29/2024	$18,535	$20,779	$19,895
3/31/2024	$19,091	$21,431	$20,462
4/30/2024	$18,360	$20,724	$19,801
5/31/2024	$19,003	$21,566	$20,560
6/30/2024	$19,208	$22,046	$20,837
7/31/2024	$19,617	$22,402	$21,334
8/31/2024	$20,085	$22,971	$21,788
9/30/2024	$20,436	$23,504	$22,231
10/31/2024	$19,997	$22,977	$21,692

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	27.58%	8.54%	7.43%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2045 IndexFootnote Reference(b)	28.69%	9.73%	8.34%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2045 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2045. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$40,054,809
Number of Portfolio Holdings	20
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	53.3%
International Equity Funds	33.5
U.S. Fixed Income Funds	11.1
International Fixed Income Funds	1.5
Repurchase Agreement	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2045

Class R1

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.3%
iShares Core MSCI EAFE ETF	13.8
Transamerica Large Cap Value, Class R6	8.6
Transamerica US Growth, Class R6	5.3
Transamerica International Stock, Class R6	4.6
Transamerica International Focus, Class R6	4.6
Transamerica Bond, Class R6	4.5
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	3.9
Transamerica Capital Growth, Class R6	3.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2045

Class R1

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2045

Class R3

TCTTX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2045 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	0.58%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2045 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2045

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI All Country World Index	S&P Target Date 2045 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,045	$10,126	$10,095
4/30/2019	$10,358	$10,468	$10,396
5/31/2019	$9,803	$9,847	$9,857
6/30/2019	$10,385	$10,491	$10,429
7/31/2019	$10,420	$10,522	$10,474
8/31/2019	$10,259	$10,273	$10,278
9/30/2019	$10,438	$10,489	$10,485
10/31/2019	$10,671	$10,776	$10,718
11/30/2019	$10,939	$11,039	$10,952
12/31/2019	$11,240	$11,428	$11,269
1/31/2020	$11,139	$11,301	$11,149
2/29/2020	$10,423	$10,389	$10,343
3/31/2020	$9,110	$8,986	$8,998
4/30/2020	$10,010	$9,949	$9,889
5/31/2020	$10,460	$10,381	$10,301
6/30/2020	$10,726	$10,713	$10,554
7/31/2020	$11,204	$11,280	$11,015
8/31/2020	$11,801	$11,970	$11,551
9/30/2020	$11,488	$11,584	$11,233
10/31/2020	$11,240	$11,303	$11,052
11/30/2020	$12,453	$12,696	$12,281
12/31/2020	$12,954	$13,285	$12,809
1/31/2021	$12,897	$13,225	$12,786
2/28/2021	$13,182	$13,531	$13,131
3/31/2021	$13,514	$13,892	$13,492
4/30/2021	$14,037	$14,500	$14,011
5/31/2021	$14,198	$14,726	$14,197
6/30/2021	$14,388	$14,920	$14,302
7/31/2021	$14,540	$15,022	$14,395
8/31/2021	$14,825	$15,398	$14,709
9/30/2021	$14,265	$14,762	$14,195
10/31/2021	$14,929	$15,516	$14,809
11/30/2021	$14,635	$15,142	$14,476
12/31/2021	$15,124	$15,748	$15,052
1/31/2022	$14,359	$14,974	$14,319
2/28/2022	$13,997	$14,588	$14,074
3/31/2022	$14,138	$14,904	$14,296
4/30/2022	$13,040	$13,711	$13,285
5/31/2022	$13,050	$13,727	$13,340
6/30/2022	$12,033	$12,570	$12,278
7/31/2022	$12,839	$13,447	$13,135
8/31/2022	$12,375	$12,952	$12,658
9/30/2022	$11,248	$11,712	$11,540
10/31/2022	$11,882	$12,419	$12,238
11/30/2022	$12,748	$13,383	$13,106
12/31/2022	$12,228	$12,856	$12,668
1/31/2023	$13,130	$13,777	$13,530
2/28/2023	$12,750	$13,383	$13,198
3/31/2023	$12,988	$13,795	$13,469
4/30/2023	$13,130	$13,993	$13,642
5/31/2023	$12,964	$13,844	$13,436
6/30/2023	$13,629	$14,647	$14,125
7/31/2023	$14,080	$15,184	$14,574
8/31/2023	$13,700	$14,759	$14,223
9/30/2023	$13,130	$14,149	$13,655
10/31/2023	$12,727	$13,724	$13,248
11/30/2023	$13,771	$14,990	$14,356
12/31/2023	$14,518	$15,710	$15,092
1/31/2024	$14,469	$15,802	$15,114
2/29/2024	$15,049	$16,480	$15,636
3/31/2024	$15,508	$16,998	$16,082
4/30/2024	$14,928	$16,437	$15,562
5/31/2024	$15,435	$17,105	$16,158
6/30/2024	$15,605	$17,486	$16,376
7/31/2024	$15,943	$17,768	$16,767
8/31/2024	$16,329	$18,219	$17,124
9/30/2024	$16,619	$18,642	$17,471
10/31/2024	$16,257	$18,224	$17,048

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	27.74%	8.78%	8.95%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2045 IndexFootnote Reference(b)	28.69%	9.73%	9.86%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2045 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2045. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$40,054,809
Number of Portfolio Holdings	20
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	53.3%
International Equity Funds	33.5
U.S. Fixed Income Funds	11.1
International Fixed Income Funds	1.5
Repurchase Agreement	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2045

Class R3

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.3%
iShares Core MSCI EAFE ETF	13.8
Transamerica Large Cap Value, Class R6	8.6
Transamerica US Growth, Class R6	5.3
Transamerica International Stock, Class R6	4.6
Transamerica International Focus, Class R6	4.6
Transamerica Bond, Class R6	4.5
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	3.9
Transamerica Capital Growth, Class R6	3.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2045

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2045

Class R6

TCOTX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2045 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.18%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2045 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2045

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index	S&P Target Date 2045 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,940	$9,845	$9,887
4/30/2015	$10,060	$10,131	$10,007
5/31/2015	$10,110	$10,117	$10,069
6/30/2015	$9,890	$9,879	$9,876
7/31/2015	$10,040	$9,965	$9,995
8/31/2015	$9,430	$9,282	$9,438
9/30/2015	$9,200	$8,946	$9,192
10/31/2015	$9,820	$9,648	$9,764
11/30/2015	$9,840	$9,568	$9,774
12/31/2015	$9,656	$9,396	$9,569
1/31/2016	$9,152	$8,829	$9,148
2/29/2016	$9,081	$8,768	$9,101
3/31/2016	$9,706	$9,418	$9,689
4/30/2016	$9,787	$9,557	$9,775
5/31/2016	$9,878	$9,569	$9,866
6/30/2016	$9,908	$9,511	$9,882
7/31/2016	$10,291	$9,921	$10,215
8/31/2016	$10,301	$9,954	$10,245
9/30/2016	$10,351	$10,015	$10,281
10/31/2016	$10,109	$9,845	$10,083
11/30/2016	$10,271	$9,920	$10,277
12/31/2016	$10,485	$10,134	$10,482
1/31/2017	$10,711	$10,412	$10,685
2/28/2017	$10,997	$10,704	$10,942
3/31/2017	$11,079	$10,835	$11,036
4/30/2017	$11,223	$11,003	$11,174
5/31/2017	$11,397	$11,246	$11,338
6/30/2017	$11,479	$11,298	$11,416
7/31/2017	$11,724	$11,613	$11,654
8/31/2017	$11,745	$11,658	$11,658
9/30/2017	$11,980	$11,883	$11,913
10/31/2017	$12,185	$12,130	$12,128
11/30/2017	$12,431	$12,365	$12,387
12/31/2017	$12,583	$12,564	$12,532
1/31/2018	$13,107	$13,273	$13,057
2/28/2018	$12,562	$12,715	$12,572
3/31/2018	$12,446	$12,443	$12,415
4/30/2018	$12,488	$12,562	$12,500
5/31/2018	$12,625	$12,578	$12,651
6/30/2018	$12,583	$12,510	$12,620
7/31/2018	$12,907	$12,887	$12,930
8/31/2018	$13,065	$12,988	$13,100
9/30/2018	$13,065	$13,045	$13,101
10/31/2018	$12,143	$12,067	$12,199
11/30/2018	$12,331	$12,243	$12,394
12/31/2018	$11,499	$11,381	$11,562
1/31/2019	$12,371	$12,280	$12,407
2/28/2019	$12,688	$12,608	$12,724
3/31/2019	$12,858	$12,767	$12,844
4/30/2019	$13,255	$13,198	$13,228
5/31/2019	$12,564	$12,415	$12,542
6/30/2019	$13,300	$13,228	$13,270
7/31/2019	$13,345	$13,267	$13,327
8/31/2019	$13,153	$12,952	$13,078
9/30/2019	$13,391	$13,224	$13,341
10/31/2019	$13,685	$13,586	$13,638
11/30/2019	$14,037	$13,918	$13,935
12/31/2019	$14,426	$14,408	$14,339
1/31/2020	$14,310	$14,249	$14,187
2/29/2020	$13,388	$13,098	$13,161
3/31/2020	$11,709	$11,330	$11,449
4/30/2020	$12,864	$12,544	$12,583
5/31/2020	$13,447	$13,089	$13,107
6/30/2020	$13,797	$13,507	$13,429
7/31/2020	$14,415	$14,222	$14,016
8/31/2020	$15,196	$15,092	$14,697
9/30/2020	$14,788	$14,606	$14,293
10/31/2020	$14,473	$14,250	$14,062
11/30/2020	$16,036	$16,007	$15,626
12/31/2020	$16,692	$16,750	$16,298
1/31/2021	$16,620	$16,674	$16,269
2/28/2021	$16,995	$17,060	$16,708
3/31/2021	$17,430	$17,516	$17,167
4/30/2021	$18,120	$18,282	$17,827
5/31/2021	$18,325	$18,566	$18,065
6/30/2021	$18,579	$18,811	$18,198
7/31/2021	$18,785	$18,941	$18,316
8/31/2021	$19,160	$19,415	$18,715
9/30/2021	$18,434	$18,613	$18,061
10/31/2021	$19,305	$19,563	$18,843
11/30/2021	$18,930	$19,092	$18,419
12/31/2021	$19,566	$19,855	$19,152
1/31/2022	$18,576	$18,880	$18,220
2/28/2022	$18,113	$18,393	$17,908
3/31/2022	$18,306	$18,791	$18,190
4/30/2022	$16,890	$17,287	$16,904
5/31/2022	$16,903	$17,307	$16,974
6/30/2022	$15,591	$15,848	$15,622
7/31/2022	$16,659	$16,955	$16,712
8/31/2022	$16,054	$16,331	$16,107
9/30/2022	$14,601	$14,767	$14,684
10/31/2022	$15,424	$15,659	$15,572
11/30/2022	$16,556	$16,873	$16,676
12/31/2022	$15,879	$16,209	$16,119
1/31/2023	$17,073	$17,371	$17,216
2/28/2023	$16,566	$16,873	$16,793
3/31/2023	$16,894	$17,393	$17,139
4/30/2023	$17,073	$17,643	$17,358
5/31/2023	$16,864	$17,454	$17,096
6/30/2023	$17,760	$18,468	$17,972
7/31/2023	$18,327	$19,144	$18,544
8/31/2023	$17,849	$18,609	$18,098
9/30/2023	$17,133	$17,839	$17,374
10/31/2023	$16,566	$17,303	$16,856
11/30/2023	$17,939	$18,900	$18,267
12/31/2023	$18,944	$19,808	$19,203
1/31/2024	$18,883	$19,924	$19,231
2/29/2024	$19,643	$20,779	$19,895
3/31/2024	$20,251	$21,431	$20,462
4/30/2024	$19,491	$20,724	$19,801
5/31/2024	$20,160	$21,566	$20,560
6/30/2024	$20,403	$22,046	$20,837
7/31/2024	$20,859	$22,402	$21,334
8/31/2024	$21,376	$22,971	$21,788
9/30/2024	$21,741	$23,504	$22,231
10/31/2024	$21,285	$22,977	$21,692

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	28.49%	9.24%	8.13%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2045 IndexFootnote Reference(b)	28.69%	9.73%	8.34%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2045 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2045. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$40,054,809
Number of Portfolio Holdings	20
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	53.3%
International Equity Funds	33.5
U.S. Fixed Income Funds	11.1
International Fixed Income Funds	1.5
Repurchase Agreement	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2045

Class R6

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.3%
iShares Core MSCI EAFE ETF	13.8
Transamerica Large Cap Value, Class R6	8.6
Transamerica US Growth, Class R6	5.3
Transamerica International Stock, Class R6	4.6
Transamerica International Focus, Class R6	4.6
Transamerica Bond, Class R6	4.5
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	3.9
Transamerica Capital Growth, Class R6	3.7

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2045

Class R6

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2050

Class R1

TRNTX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2050 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$95	0.83%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2050 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2050

Class R1

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R1	MSCI All Country World Index	S&P Target Date 2050 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,930	$9,845	$9,887
4/30/2015	$10,050	$10,131	$10,007
5/31/2015	$10,100	$10,117	$10,069
6/30/2015	$9,870	$9,879	$9,876
7/31/2015	$10,000	$9,965	$9,995
8/31/2015	$9,410	$9,282	$9,438
9/30/2015	$9,150	$8,946	$9,192
10/31/2015	$9,770	$9,648	$9,764
11/30/2015	$9,770	$9,568	$9,774
12/31/2015	$9,573	$9,396	$9,569
1/31/2016	$9,080	$8,829	$9,148
2/29/2016	$8,999	$8,768	$9,101
3/31/2016	$9,623	$9,418	$9,689
4/30/2016	$9,704	$9,557	$9,775
5/31/2016	$9,784	$9,569	$9,866
6/30/2016	$9,814	$9,511	$9,882
7/31/2016	$10,177	$9,921	$10,215
8/31/2016	$10,187	$9,954	$10,245
9/30/2016	$10,227	$10,015	$10,281
10/31/2016	$9,996	$9,845	$10,083
11/30/2016	$10,167	$9,920	$10,277
12/31/2016	$10,367	$10,134	$10,482
1/31/2017	$10,591	$10,412	$10,685
2/28/2017	$10,865	$10,704	$10,942
3/31/2017	$10,947	$10,835	$11,036
4/30/2017	$11,079	$11,003	$11,174
5/31/2017	$11,232	$11,246	$11,338
6/30/2017	$11,313	$11,298	$11,416
7/31/2017	$11,547	$11,613	$11,654
8/31/2017	$11,567	$11,658	$11,658
9/30/2017	$11,801	$11,883	$11,913
10/31/2017	$11,995	$12,130	$12,128
11/30/2017	$12,229	$12,365	$12,387
12/31/2017	$12,375	$12,564	$12,532
1/31/2018	$12,901	$13,273	$13,057
2/28/2018	$12,355	$12,715	$12,572
3/31/2018	$12,231	$12,443	$12,415
4/30/2018	$12,262	$12,562	$12,500
5/31/2018	$12,385	$12,578	$12,651
6/30/2018	$12,344	$12,510	$12,620
7/31/2018	$12,664	$12,887	$12,930
8/31/2018	$12,808	$12,988	$13,100
9/30/2018	$12,808	$13,045	$13,101
10/31/2018	$11,870	$12,067	$12,199
11/30/2018	$12,056	$12,243	$12,394
12/31/2018	$11,205	$11,381	$11,562
1/31/2019	$12,072	$12,280	$12,407
2/28/2019	$12,368	$12,608	$12,724
3/31/2019	$12,522	$12,767	$12,844
4/30/2019	$12,928	$13,198	$13,228
5/31/2019	$12,204	$12,415	$12,542
6/30/2019	$12,939	$13,228	$13,270
7/31/2019	$12,972	$13,267	$13,327
8/31/2019	$12,752	$12,952	$13,078
9/30/2019	$12,983	$13,224	$13,341
10/31/2019	$13,279	$13,586	$13,638
11/30/2019	$13,630	$13,918	$13,935
12/31/2019	$14,004	$14,408	$14,339
1/31/2020	$13,870	$14,249	$14,187
2/29/2020	$12,897	$13,098	$13,161
3/31/2020	$11,174	$11,330	$11,449
4/30/2020	$12,326	$12,544	$12,583
5/31/2020	$12,919	$13,089	$13,107
6/30/2020	$13,254	$13,507	$13,429
7/31/2020	$13,881	$14,222	$14,016
8/31/2020	$14,675	$15,092	$14,697
9/30/2020	$14,250	$14,606	$14,293
10/31/2020	$13,926	$14,250	$14,062
11/30/2020	$15,514	$16,007	$15,626
12/31/2020	$16,183	$16,750	$16,298
1/31/2021	$16,103	$16,674	$16,269
2/28/2021	$16,502	$17,060	$16,708
3/31/2021	$16,957	$17,516	$17,167
4/30/2021	$17,651	$18,282	$17,827
5/31/2021	$17,856	$18,566	$18,065
6/30/2021	$18,095	$18,811	$18,198
7/31/2021	$18,288	$18,941	$18,316
8/31/2021	$18,675	$19,415	$18,715
9/30/2021	$17,936	$18,613	$18,061
10/31/2021	$18,823	$19,563	$18,504
11/30/2021	$18,414	$19,092	$18,073
12/31/2021	$19,060	$19,855	$18,813
1/31/2022	$18,075	$18,880	$17,881
2/28/2022	$17,607	$18,393	$17,574
3/31/2022	$17,799	$18,791	$17,869
4/30/2022	$16,382	$17,287	$16,586
5/31/2022	$16,394	$17,307	$16,654
6/30/2022	$15,085	$15,848	$15,298
7/31/2022	$16,105	$16,955	$16,384
8/31/2022	$15,517	$16,331	$15,785
9/30/2022	$14,076	$14,767	$14,369
10/31/2022	$14,892	$15,659	$15,265
11/30/2022	$15,985	$16,873	$16,365
12/31/2022	$15,341	$16,209	$15,808
1/31/2023	$16,485	$17,371	$16,902
2/28/2023	$15,957	$16,873	$16,485
3/31/2023	$16,280	$17,393	$16,820
4/30/2023	$16,456	$17,643	$17,037
5/31/2023	$16,221	$17,454	$16,774
6/30/2023	$17,101	$18,468	$17,670
7/31/2023	$17,688	$19,144	$18,256
8/31/2023	$17,189	$18,609	$17,801
9/30/2023	$16,485	$17,839	$17,077
10/31/2023	$15,928	$17,303	$16,554
11/30/2023	$17,248	$18,900	$17,967
12/31/2023	$18,208	$19,808	$18,903
1/31/2024	$18,148	$19,924	$18,929
2/29/2024	$18,891	$20,779	$19,616
3/31/2024	$19,485	$21,431	$20,193
4/30/2024	$18,742	$20,724	$19,532
5/31/2024	$19,396	$21,566	$20,297
6/30/2024	$19,604	$22,046	$20,586
7/31/2024	$20,049	$22,402	$21,083
8/31/2024	$20,525	$22,971	$21,533
9/30/2024	$20,851	$23,504	$21,975
10/31/2024	$20,406	$22,977	$21,459

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	28.11%	8.97%	7.66%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2050 IndexFootnote Reference(b)	29.63%	9.49%	8.22%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2050 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2050. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$34,248,387
Number of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	55.3%
International Equity Funds	35.5
U.S. Fixed Income Funds	7.4
Repurchase Agreements	1.5
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2050

Class R1

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.7%
iShares Core MSCI EAFE ETF	15.0
Transamerica Large Cap Value, Class R6	9.0
Transamerica US Growth, Class R6	5.5
Transamerica International Stock, Class R6	5.0
Transamerica International Focus, Class R6	4.9
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.6
Transamerica Mid Cap Growth, Class R6	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2050

Class R1

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2050

Class R3

TCTUX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2050 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	0.58%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2050 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2050

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI All Country World Index	S&P Target Date 2050 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,044	$10,126	$10,095
4/30/2019	$10,362	$10,468	$10,396
5/31/2019	$9,788	$9,847	$9,857
6/30/2019	$10,380	$10,491	$10,429
7/31/2019	$10,406	$10,522	$10,474
8/31/2019	$10,229	$10,273	$10,278
9/30/2019	$10,424	$10,489	$10,485
10/31/2019	$10,662	$10,776	$10,718
11/30/2019	$10,936	$11,039	$10,952
12/31/2019	$11,246	$11,428	$11,269
1/31/2020	$11,138	$11,301	$11,149
2/29/2020	$10,353	$10,389	$10,343
3/31/2020	$8,981	$8,986	$8,998
4/30/2020	$9,910	$9,949	$9,889
5/31/2020	$10,380	$10,381	$10,301
6/30/2020	$10,659	$10,713	$10,554
7/31/2020	$11,156	$11,280	$11,015
8/31/2020	$11,806	$11,970	$11,551
9/30/2020	$11,463	$11,584	$11,233
10/31/2020	$11,210	$11,303	$11,052
11/30/2020	$12,483	$12,696	$12,281
12/31/2020	$13,027	$13,285	$12,809
1/31/2021	$12,962	$13,225	$12,786
2/28/2021	$13,284	$13,531	$13,131
3/31/2021	$13,653	$13,892	$13,492
4/30/2021	$14,223	$14,500	$14,011
5/31/2021	$14,389	$14,726	$14,197
6/30/2021	$14,582	$14,920	$14,302
7/31/2021	$14,739	$15,022	$14,395
8/31/2021	$15,061	$15,398	$14,709
9/30/2021	$14,463	$14,762	$14,195
10/31/2021	$15,190	$15,516	$14,542
11/30/2021	$14,859	$15,142	$14,204
12/31/2021	$15,372	$15,748	$14,785
1/31/2022	$14,583	$14,974	$14,053
2/28/2022	$14,213	$14,588	$13,812
3/31/2022	$14,369	$14,904	$14,043
4/30/2022	$13,239	$13,711	$13,035
5/31/2022	$13,239	$13,727	$13,088
6/30/2022	$12,187	$12,570	$12,023
7/31/2022	$13,015	$13,447	$12,876
8/31/2022	$12,538	$12,952	$12,406
9/30/2022	$11,388	$11,712	$11,293
10/31/2022	$12,050	$12,419	$11,997
11/30/2022	$12,937	$13,383	$12,862
12/31/2022	$12,414	$12,856	$12,423
1/31/2023	$13,333	$13,777	$13,283
2/28/2023	$12,922	$13,383	$12,956
3/31/2023	$13,188	$13,795	$13,219
4/30/2023	$13,333	$13,993	$13,390
5/31/2023	$13,140	$13,844	$13,183
6/30/2023	$13,866	$14,647	$13,887
7/31/2023	$14,325	$15,184	$14,348
8/31/2023	$13,938	$14,759	$13,990
9/30/2023	$13,358	$14,149	$13,421
10/31/2023	$12,922	$13,724	$13,010
11/30/2023	$13,987	$14,990	$14,120
12/31/2023	$14,768	$15,710	$14,856
1/31/2024	$14,718	$15,802	$14,877
2/29/2024	$15,334	$16,480	$15,417
3/31/2024	$15,826	$16,998	$15,870
4/30/2024	$15,211	$16,437	$15,350
5/31/2024	$15,752	$17,105	$15,952
6/30/2024	$15,925	$17,486	$16,179
7/31/2024	$16,294	$17,768	$16,569
8/31/2024	$16,688	$18,219	$16,923
9/30/2024	$16,958	$18,642	$17,270
10/31/2024	$16,589	$18,224	$16,865

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	28.38%	9.24%	9.34%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2050 IndexFootnote Reference(b)	29.63%	9.49%	9.65%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2050 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2050. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$34,248,387
Number of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	55.3%
International Equity Funds	35.5
U.S. Fixed Income Funds	7.4
Repurchase Agreements	1.5
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2050

Class R3

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.7%
iShares Core MSCI EAFE ETF	15.0
Transamerica Large Cap Value, Class R6	9.0
Transamerica US Growth, Class R6	5.5
Transamerica International Stock, Class R6	5.0
Transamerica International Focus, Class R6	4.9
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.6
Transamerica Mid Cap Growth, Class R6	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2050

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2050

Class R6

TCMTX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2050 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.18%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2050 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2050

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index	S&P Target Date 2050 Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$9,940	$9,845	$9,887
4/30/2015	$10,060	$10,131	$10,007
5/31/2015	$10,110	$10,117	$10,069
6/30/2015	$9,890	$9,879	$9,876
7/31/2015	$10,030	$9,965	$9,995
8/31/2015	$9,430	$9,282	$9,438
9/30/2015	$9,180	$8,946	$9,192
10/31/2015	$9,810	$9,648	$9,764
11/30/2015	$9,810	$9,568	$9,774
12/31/2015	$9,629	$9,396	$9,569
1/31/2016	$9,125	$8,829	$9,148
2/29/2016	$9,055	$8,768	$9,101
3/31/2016	$9,690	$9,418	$9,689
4/30/2016	$9,781	$9,557	$9,775
5/31/2016	$9,871	$9,569	$9,866
6/30/2016	$9,892	$9,511	$9,882
7/31/2016	$10,275	$9,921	$10,215
8/31/2016	$10,295	$9,954	$10,245
9/30/2016	$10,335	$10,015	$10,281
10/31/2016	$10,103	$9,845	$10,083
11/30/2016	$10,285	$9,920	$10,277
12/31/2016	$10,488	$10,134	$10,482
1/31/2017	$10,724	$10,412	$10,685
2/28/2017	$11,010	$10,704	$10,942
3/31/2017	$11,092	$10,835	$11,036
4/30/2017	$11,235	$11,003	$11,174
5/31/2017	$11,399	$11,246	$11,338
6/30/2017	$11,491	$11,298	$11,416
7/31/2017	$11,726	$11,613	$11,654
8/31/2017	$11,757	$11,658	$11,658
9/30/2017	$11,992	$11,883	$11,913
10/31/2017	$12,197	$12,130	$12,128
11/30/2017	$12,453	$12,365	$12,387
12/31/2017	$12,603	$12,564	$12,532
1/31/2018	$13,146	$13,273	$13,057
2/28/2018	$12,593	$12,715	$12,572
3/31/2018	$12,478	$12,443	$12,415
4/30/2018	$12,520	$12,562	$12,500
5/31/2018	$12,656	$12,578	$12,651
6/30/2018	$12,614	$12,510	$12,620
7/31/2018	$12,947	$12,887	$12,930
8/31/2018	$13,093	$12,988	$13,100
9/30/2018	$13,104	$13,045	$13,101
10/31/2018	$12,155	$12,067	$12,199
11/30/2018	$12,353	$12,243	$12,394
12/31/2018	$11,486	$11,381	$11,562
1/31/2019	$12,380	$12,280	$12,407
2/28/2019	$12,693	$12,608	$12,724
3/31/2019	$12,861	$12,767	$12,844
4/30/2019	$13,275	$13,198	$13,228
5/31/2019	$12,548	$12,415	$12,542
6/30/2019	$13,309	$13,228	$13,270
7/31/2019	$13,353	$13,267	$13,327
8/31/2019	$13,130	$12,952	$13,078
9/30/2019	$13,376	$13,224	$13,341
10/31/2019	$13,689	$13,586	$13,638
11/30/2019	$14,058	$13,918	$13,935
12/31/2019	$14,459	$14,408	$14,339
1/31/2020	$14,322	$14,249	$14,187
2/29/2020	$13,313	$13,098	$13,161
3/31/2020	$11,547	$11,330	$11,449
4/30/2020	$12,751	$12,544	$12,583
5/31/2020	$13,370	$13,089	$13,107
6/30/2020	$13,726	$13,507	$13,429
7/31/2020	$14,379	$14,222	$14,016
8/31/2020	$15,216	$15,092	$14,697
9/30/2020	$14,780	$14,606	$14,293
10/31/2020	$14,459	$14,250	$14,062
11/30/2020	$16,111	$16,007	$15,626
12/31/2020	$16,810	$16,750	$16,298
1/31/2021	$16,740	$16,674	$16,269
2/28/2021	$17,162	$17,060	$16,708
3/31/2021	$17,643	$17,516	$17,167
4/30/2021	$18,371	$18,282	$17,827
5/31/2021	$18,594	$18,566	$18,065
6/30/2021	$18,863	$18,811	$18,198
7/31/2021	$19,075	$18,941	$18,316
8/31/2021	$19,485	$19,415	$18,715
9/30/2021	$18,723	$18,613	$18,061
10/31/2021	$19,661	$19,563	$18,504
11/30/2021	$19,251	$19,092	$18,073
12/31/2021	$19,920	$19,855	$18,813
1/31/2022	$18,899	$18,880	$17,881
2/28/2022	$18,426	$18,393	$17,574
3/31/2022	$18,638	$18,791	$17,869
4/30/2022	$17,169	$17,287	$16,586
5/31/2022	$17,181	$17,307	$16,654
6/30/2022	$15,812	$15,848	$15,298
7/31/2022	$16,907	$16,955	$16,384
8/31/2022	$16,297	$16,331	$15,785
9/30/2022	$14,791	$14,767	$14,369
10/31/2022	$15,662	$15,659	$15,265
11/30/2022	$16,820	$16,873	$16,365
12/31/2022	$16,119	$16,209	$15,808
1/31/2023	$17,359	$17,371	$16,902
2/28/2023	$16,815	$16,873	$16,485
3/31/2023	$17,178	$17,393	$16,820
4/30/2023	$17,359	$17,643	$17,037
5/31/2023	$17,117	$17,454	$16,774
6/30/2023	$18,085	$18,468	$17,670
7/31/2023	$18,690	$19,144	$18,256
8/31/2023	$18,176	$18,609	$17,801
9/30/2023	$17,420	$17,839	$17,077
10/31/2023	$16,845	$17,303	$16,554
11/30/2023	$18,266	$18,900	$17,967
12/31/2023	$19,280	$19,808	$18,903
1/31/2024	$19,219	$19,924	$18,929
2/29/2024	$20,050	$20,779	$19,616
3/31/2024	$20,697	$21,431	$20,193
4/30/2024	$19,896	$20,724	$19,532
5/31/2024	$20,605	$21,566	$20,297
6/30/2024	$20,851	$22,046	$20,586
7/31/2024	$21,313	$22,402	$21,083
8/31/2024	$21,837	$22,971	$21,533
9/30/2024	$22,206	$23,504	$21,975
10/31/2024	$21,714	$22,977	$21,459

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	28.90%	9.67%	8.35%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	8.99%
S&P Target Date 2050 IndexFootnote Reference(b)	29.63%	9.49%	8.22%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2050 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2050. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$34,248,387
Number of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	55.3%
International Equity Funds	35.5
U.S. Fixed Income Funds	7.4
Repurchase Agreements	1.5
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2050

Class R6

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.7%
iShares Core MSCI EAFE ETF	15.0
Transamerica Large Cap Value, Class R6	9.0
Transamerica US Growth, Class R6	5.5
Transamerica International Stock, Class R6	5.0
Transamerica International Focus, Class R6	4.9
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.6
Transamerica Mid Cap Growth, Class R6	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2050

Class R6

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2055

Class R1

TCTOX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2055 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$78	0.68%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2055 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2055

Class R1

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R1	MSCI All Country World Index	S&P Target Date 2055 Index
7/7/2017	$10,000	$10,000	$10,000
7/31/2017	$10,210	$10,315	$10,260
8/31/2017	$10,230	$10,355	$10,262
9/30/2017	$10,440	$10,555	$10,496
10/31/2017	$10,610	$10,774	$10,693
11/30/2017	$10,830	$10,983	$10,929
12/31/2017	$10,961	$11,160	$11,060
1/31/2018	$11,394	$11,789	$11,543
2/28/2018	$10,941	$11,294	$11,104
3/31/2018	$10,830	$11,053	$10,959
4/30/2018	$10,871	$11,158	$11,038
5/31/2018	$10,991	$11,172	$11,175
6/30/2018	$10,951	$11,112	$11,146
7/31/2018	$11,233	$11,447	$11,427
8/31/2018	$11,364	$11,537	$11,578
9/30/2018	$11,364	$11,587	$11,579
10/31/2018	$10,508	$10,718	$10,759
11/30/2018	$10,750	$10,875	$10,935
12/31/2018	$9,914	$10,109	$10,178
1/31/2019	$10,701	$10,907	$10,939
2/28/2019	$10,974	$11,199	$11,225
3/31/2019	$11,110	$11,340	$11,328
4/30/2019	$11,457	$11,723	$11,675
5/31/2019	$10,827	$11,028	$11,048
6/30/2019	$11,478	$11,750	$11,707
7/31/2019	$11,499	$11,784	$11,755
8/31/2019	$11,299	$11,505	$11,519
9/30/2019	$11,520	$11,747	$11,761
10/31/2019	$11,792	$12,068	$12,031
11/30/2019	$12,107	$12,363	$12,300
12/31/2019	$12,445	$12,798	$12,670
1/31/2020	$12,327	$12,657	$12,522
2/29/2020	$11,446	$11,634	$11,581
3/31/2020	$9,900	$10,064	$10,029
4/30/2020	$10,952	$11,142	$11,047
5/31/2020	$11,468	$11,626	$11,518
6/30/2020	$11,768	$11,998	$11,810
7/31/2020	$12,337	$12,632	$12,336
8/31/2020	$13,046	$13,406	$12,961
9/30/2020	$12,670	$12,973	$12,592
10/31/2020	$12,370	$12,658	$12,382
11/30/2020	$13,808	$14,218	$13,809
12/31/2020	$14,396	$14,878	$14,426
1/31/2021	$14,330	$14,811	$14,403
2/28/2021	$14,681	$15,154	$14,814
3/31/2021	$15,087	$15,558	$15,243
4/30/2021	$15,712	$16,239	$15,849
5/31/2021	$15,898	$16,491	$16,067
6/30/2021	$16,118	$16,709	$16,181
7/31/2021	$16,282	$16,824	$16,283
8/31/2021	$16,644	$17,245	$16,649
9/30/2021	$15,964	$16,533	$16,051
10/31/2021	$16,786	$17,377	$16,769
11/30/2021	$16,425	$16,958	$16,376
12/31/2021	$16,998	$17,636	$17,049
1/31/2022	$16,116	$16,770	$16,204
2/28/2022	$15,704	$16,337	$15,925
3/31/2022	$15,876	$16,691	$16,195
4/30/2022	$14,570	$15,355	$15,029
5/31/2022	$14,547	$15,373	$15,091
6/30/2022	$13,356	$14,077	$13,852
7/31/2022	$14,295	$15,060	$14,840
8/31/2022	$13,745	$14,506	$14,299
9/30/2022	$12,462	$13,117	$13,011
10/31/2022	$13,207	$13,909	$13,832
11/30/2022	$14,410	$14,987	$14,834
12/31/2022	$13,805	$14,398	$14,327
1/31/2023	$14,848	$15,430	$15,324
2/28/2023	$14,403	$14,987	$14,947
3/31/2023	$14,694	$15,450	$15,247
4/30/2023	$14,848	$15,672	$15,444
5/31/2023	$14,643	$15,504	$15,204
6/30/2023	$15,429	$16,404	$16,018
7/31/2023	$15,941	$17,004	$16,550
8/31/2023	$15,497	$16,529	$16,137
9/30/2023	$14,848	$15,846	$15,479
10/31/2023	$14,352	$15,369	$15,005
11/30/2023	$15,617	$16,788	$16,288
12/31/2023	$16,474	$17,594	$17,137
1/31/2024	$16,422	$17,697	$17,161
2/29/2024	$17,113	$18,457	$17,787
3/31/2024	$17,667	$19,036	$18,309
4/30/2024	$16,992	$18,408	$17,710
5/31/2024	$17,597	$19,156	$18,405
6/30/2024	$17,788	$19,582	$18,666
7/31/2024	$18,185	$19,898	$19,119
8/31/2024	$18,635	$20,404	$19,533
9/30/2024	$18,946	$20,878	$19,940
10/31/2024	$18,514	$20,409	$19,460

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 7/7/17
Class R1	28.99%	9.44%	8.78%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	10.24%
S&P Target Date 2055 IndexFootnote Reference(b)	29.69%	10.10%	9.52%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2055 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2055. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$4,404,077
Number of Portfolio Holdings	19
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.7%
International Equity Funds	38.2
U.S. Fixed Income Funds	6.0
Other Investment Company	1.1
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2055

Class R1

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.6%
iShares Core MSCI EAFE ETF	16.2
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	5.5
Transamerica International Focus, Class R6	5.5
Transamerica US Growth, Class R6	5.4
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.6
Transamerica Emerging Markets Equity, Class R6	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2055

Class R1

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2055

Class R3

TCTVX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2055 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	0.57%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2055 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2055

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI All Country World Index	S&P Target Date 2055 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,038	$10,126	$10,092
4/30/2019	$10,362	$10,468	$10,401
5/31/2019	$9,791	$9,847	$9,842
6/30/2019	$10,381	$10,491	$10,429
7/31/2019	$10,400	$10,522	$10,473
8/31/2019	$10,228	$10,273	$10,262
9/30/2019	$10,428	$10,489	$10,477
10/31/2019	$10,676	$10,776	$10,718
11/30/2019	$10,961	$11,039	$10,958
12/31/2019	$11,271	$11,428	$11,287
1/31/2020	$11,163	$11,301	$11,156
2/29/2020	$10,372	$10,389	$10,317
3/31/2020	$8,966	$8,986	$8,935
4/30/2020	$9,933	$9,949	$9,842
5/31/2020	$10,402	$10,381	$10,261
6/30/2020	$10,675	$10,713	$10,521
7/31/2020	$11,193	$11,280	$10,989
8/31/2020	$11,837	$11,970	$11,547
9/30/2020	$11,495	$11,584	$11,218
10/31/2020	$11,222	$11,303	$11,031
11/30/2020	$12,540	$12,696	$12,302
12/31/2020	$13,073	$13,285	$12,851
1/31/2021	$13,013	$13,225	$12,832
2/28/2021	$13,333	$13,531	$13,197
3/31/2021	$13,713	$13,892	$13,580
4/30/2021	$14,283	$14,500	$14,119
5/31/2021	$14,453	$14,726	$14,314
6/30/2021	$14,653	$14,920	$14,415
7/31/2021	$14,812	$15,022	$14,506
8/31/2021	$15,132	$15,398	$14,832
9/30/2021	$14,523	$14,762	$14,299
10/31/2021	$15,272	$15,516	$14,939
11/30/2021	$14,942	$15,142	$14,589
12/31/2021	$15,472	$15,748	$15,189
1/31/2022	$14,677	$14,974	$14,435
2/28/2022	$14,300	$14,588	$14,187
3/31/2022	$14,457	$14,904	$14,427
4/30/2022	$13,253	$13,711	$13,389
5/31/2022	$13,232	$13,727	$13,444
6/30/2022	$12,154	$12,570	$12,340
7/31/2022	$13,002	$13,447	$13,220
8/31/2022	$12,510	$12,952	$12,738
9/30/2022	$11,348	$11,712	$11,591
10/31/2022	$12,028	$12,419	$12,322
11/30/2022	$12,939	$13,383	$13,216
12/31/2022	$12,398	$12,856	$12,763
1/31/2023	$13,342	$13,777	$13,651
2/28/2023	$12,948	$13,383	$13,316
3/31/2023	$13,200	$13,795	$13,583
4/30/2023	$13,342	$13,993	$13,759
5/31/2023	$13,153	$13,844	$13,545
6/30/2023	$13,877	$14,647	$14,270
7/31/2023	$14,333	$15,184	$14,744
8/31/2023	$13,940	$14,759	$14,376
9/30/2023	$13,358	$14,149	$13,790
10/31/2023	$12,917	$13,724	$13,367
11/30/2023	$14,018	$14,990	$14,511
12/31/2023	$14,790	$15,710	$15,267
1/31/2024	$14,742	$15,802	$15,288
2/29/2024	$15,364	$16,480	$15,845
3/31/2024	$15,875	$16,998	$16,311
4/30/2024	$15,268	$16,437	$15,777
5/31/2024	$15,827	$17,105	$16,396
6/30/2024	$15,986	$17,486	$16,629
7/31/2024	$16,353	$17,768	$17,033
8/31/2024	$16,752	$18,219	$17,402
9/30/2024	$17,055	$18,642	$17,764
10/31/2024	$16,672	$18,224	$17,336

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	29.07%	9.33%	9.43%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2055 IndexFootnote Reference(b)	29.69%	10.10%	10.19%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2055 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2055. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$4,404,077
Number of Portfolio Holdings	19
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.7%
International Equity Funds	38.2
U.S. Fixed Income Funds	6.0
Other Investment Company	1.1
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2055

Class R3

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.6%
iShares Core MSCI EAFE ETF	16.2
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	5.5
Transamerica International Focus, Class R6	5.5
Transamerica US Growth, Class R6	5.4
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.6
Transamerica Emerging Markets Equity, Class R6	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2055

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2055

Class R6

TCTSX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2055 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.17%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2055 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2055

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index	S&P Target Date 2055 Index
7/7/2017	$10,000	$10,000	$10,000
7/31/2017	$10,210	$10,315	$10,260
8/31/2017	$10,240	$10,355	$10,262
9/30/2017	$10,450	$10,555	$10,496
10/31/2017	$10,640	$10,774	$10,693
11/30/2017	$10,860	$10,983	$10,929
12/31/2017	$10,994	$11,160	$11,060
1/31/2018	$11,438	$11,789	$11,543
2/28/2018	$10,984	$11,294	$11,104
3/31/2018	$10,883	$11,053	$10,959
4/30/2018	$10,934	$11,158	$11,038
5/31/2018	$11,055	$11,172	$11,175
6/30/2018	$11,024	$11,112	$11,146
7/31/2018	$11,317	$11,447	$11,427
8/31/2018	$11,449	$11,537	$11,578
9/30/2018	$11,449	$11,587	$11,579
10/31/2018	$10,600	$10,718	$10,759
11/30/2018	$10,853	$10,875	$10,935
12/31/2018	$10,006	$10,109	$10,178
1/31/2019	$10,811	$10,907	$10,939
2/28/2019	$11,087	$11,199	$11,225
3/31/2019	$11,235	$11,340	$11,328
4/30/2019	$11,596	$11,723	$11,675
5/31/2019	$10,960	$11,028	$11,048
6/30/2019	$11,617	$11,750	$11,707
7/31/2019	$11,659	$11,784	$11,755
8/31/2019	$11,458	$11,505	$11,519
9/30/2019	$11,680	$11,747	$11,761
10/31/2019	$11,967	$12,068	$12,031
11/30/2019	$12,295	$12,363	$12,300
12/31/2019	$12,647	$12,798	$12,670
1/31/2020	$12,527	$12,657	$12,522
2/29/2020	$11,654	$11,634	$11,581
3/31/2020	$10,072	$10,064	$10,029
4/30/2020	$11,152	$11,142	$11,047
5/31/2020	$11,687	$11,626	$11,518
6/30/2020	$12,003	$11,998	$11,810
7/31/2020	$12,582	$12,632	$12,336
8/31/2020	$13,324	$13,406	$12,961
9/30/2020	$12,942	$12,973	$12,592
10/31/2020	$12,636	$12,658	$12,382
11/30/2020	$14,120	$14,218	$13,809
12/31/2020	$14,733	$14,878	$14,426
1/31/2021	$14,666	$14,811	$14,403
2/28/2021	$15,036	$15,154	$14,814
3/31/2021	$15,461	$15,558	$15,243
4/30/2021	$16,111	$16,239	$15,849
5/31/2021	$16,313	$16,491	$16,067
6/30/2021	$16,537	$16,709	$16,181
7/31/2021	$16,727	$16,824	$16,283
8/31/2021	$17,097	$17,245	$16,649
9/30/2021	$16,403	$16,533	$16,051
10/31/2021	$17,265	$17,377	$16,769
11/30/2021	$16,896	$16,958	$16,376
12/31/2021	$17,509	$17,636	$17,049
1/31/2022	$16,603	$16,770	$16,204
2/28/2022	$16,191	$16,337	$15,925
3/31/2022	$16,367	$16,691	$16,195
4/30/2022	$15,025	$15,355	$15,029
5/31/2022	$15,025	$15,373	$15,091
6/30/2022	$13,800	$14,077	$13,852
7/31/2022	$14,766	$15,060	$14,840
8/31/2022	$14,212	$14,506	$14,299
9/30/2022	$12,894	$13,117	$13,011
10/31/2022	$13,671	$13,909	$13,832
11/30/2022	$14,719	$14,987	$14,834
12/31/2022	$14,097	$14,398	$14,327
1/31/2023	$15,172	$15,430	$15,324
2/28/2023	$14,732	$14,987	$14,947
3/31/2023	$15,031	$15,450	$15,247
4/30/2023	$15,190	$15,672	$15,444
5/31/2023	$14,996	$15,504	$15,204
6/30/2023	$15,824	$16,404	$16,018
7/31/2023	$16,353	$17,004	$16,550
8/31/2023	$15,895	$16,529	$16,137
9/30/2023	$15,243	$15,846	$15,479
10/31/2023	$14,749	$15,369	$15,005
11/30/2023	$16,001	$16,788	$16,288
12/31/2023	$16,895	$17,594	$17,137
1/31/2024	$16,842	$17,697	$17,161
2/29/2024	$17,575	$18,457	$17,787
3/31/2024	$18,148	$19,036	$18,309
4/30/2024	$17,468	$18,408	$17,710
5/31/2024	$18,094	$19,156	$18,405
6/30/2024	$18,291	$19,582	$18,666
7/31/2024	$18,721	$19,898	$19,119
8/31/2024	$19,186	$20,404	$19,533
9/30/2024	$19,526	$20,878	$19,940
10/31/2024	$19,097	$20,409	$19,460

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 7/7/17
Class R6	29.47%	9.80%	9.24%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	10.24%
S&P Target Date 2055 IndexFootnote Reference(b)	29.69%	10.10%	9.52%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2055 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2055. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$4,404,077
Number of Portfolio Holdings	19
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.7%
International Equity Funds	38.2
U.S. Fixed Income Funds	6.0
Other Investment Company	1.1
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2055

Class R6

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.6%
iShares Core MSCI EAFE ETF	16.2
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	5.5
Transamerica International Focus, Class R6	5.5
Transamerica US Growth, Class R6	5.4
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.6
Transamerica Emerging Markets Equity, Class R6	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2055

Class R6

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2060

Class R1

TCSOX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2060 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$78	0.68%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2060 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2060

Class R1

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R1	MSCI All Country World Index	S&P Target Date 2060 Index
7/7/2017	$10,000	$10,000	$10,000
7/31/2017	$10,210	$10,315	$10,261
8/31/2017	$10,230	$10,355	$10,263
9/30/2017	$10,440	$10,555	$10,499
10/31/2017	$10,610	$10,774	$10,700
11/30/2017	$10,830	$10,983	$10,941
12/31/2017	$10,961	$11,160	$11,073
1/31/2018	$11,394	$11,789	$11,567
2/28/2018	$10,941	$11,294	$11,125
3/31/2018	$10,830	$11,053	$10,973
4/30/2018	$10,871	$11,158	$11,051
5/31/2018	$10,991	$11,172	$11,194
6/30/2018	$10,951	$11,112	$11,167
7/31/2018	$11,233	$11,447	$11,452
8/31/2018	$11,364	$11,537	$11,608
9/30/2018	$11,364	$11,587	$11,611
10/31/2018	$10,508	$10,718	$10,785
11/30/2018	$10,750	$10,875	$10,963
12/31/2018	$9,907	$10,109	$10,193
1/31/2019	$10,694	$10,907	$10,960
2/28/2019	$10,967	$11,199	$11,251
3/31/2019	$11,113	$11,340	$11,356
4/30/2019	$11,460	$11,723	$11,708
5/31/2019	$10,820	$11,028	$11,072
6/30/2019	$11,470	$11,750	$11,739
7/31/2019	$11,502	$11,784	$11,789
8/31/2019	$11,302	$11,505	$11,549
9/30/2019	$11,512	$11,747	$11,792
10/31/2019	$11,796	$12,068	$12,063
11/30/2019	$12,110	$12,363	$12,339
12/31/2019	$12,446	$12,798	$12,713
1/31/2020	$12,327	$12,657	$12,566
2/29/2020	$11,457	$11,634	$11,617
3/31/2020	$9,898	$10,064	$10,062
4/30/2020	$10,952	$11,142	$11,092
5/31/2020	$11,478	$11,626	$11,570
6/30/2020	$11,779	$11,998	$11,865
7/31/2020	$12,338	$12,632	$12,391
8/31/2020	$13,058	$13,406	$13,019
9/30/2020	$12,671	$12,973	$12,650
10/31/2020	$12,370	$12,658	$12,438
11/30/2020	$13,810	$14,218	$13,872
12/31/2020	$14,400	$14,878	$14,492
1/31/2021	$14,334	$14,811	$14,470
2/28/2021	$14,685	$15,154	$14,879
3/31/2021	$15,102	$15,558	$15,305
4/30/2021	$15,728	$16,239	$15,908
5/31/2021	$15,914	$16,491	$16,130
6/30/2021	$16,134	$16,709	$16,242
7/31/2021	$16,298	$16,824	$16,340
8/31/2021	$16,650	$17,245	$16,709
9/30/2021	$15,969	$16,533	$16,108
10/31/2021	$16,792	$17,377	$16,828
11/30/2021	$16,430	$16,958	$16,428
12/31/2021	$16,993	$17,636	$17,107
1/31/2022	$16,098	$16,770	$16,255
2/28/2022	$15,697	$16,337	$15,977
3/31/2022	$15,857	$16,691	$16,248
4/30/2022	$14,585	$15,355	$15,077
5/31/2022	$14,573	$15,373	$15,139
6/30/2022	$13,381	$14,077	$13,895
7/31/2022	$14,344	$15,060	$14,886
8/31/2022	$13,794	$14,506	$14,342
9/30/2022	$12,498	$13,117	$13,048
10/31/2022	$13,243	$13,909	$13,872
11/30/2022	$14,447	$14,987	$14,879
12/31/2022	$13,845	$14,398	$14,369
1/31/2023	$14,892	$15,430	$15,368
2/28/2023	$14,434	$14,987	$14,990
3/31/2023	$14,729	$15,450	$15,297
4/30/2023	$14,876	$15,672	$15,497
5/31/2023	$14,663	$15,504	$15,259
6/30/2023	$15,465	$16,404	$16,080
7/31/2023	$15,973	$17,004	$16,618
8/31/2023	$15,531	$16,529	$16,199
9/30/2023	$14,876	$15,846	$15,538
10/31/2023	$14,369	$15,369	$15,058
11/30/2023	$15,629	$16,788	$16,347
12/31/2023	$16,488	$17,594	$17,205
1/31/2024	$16,422	$17,697	$17,224
2/29/2024	$17,119	$18,457	$17,854
3/31/2024	$17,666	$19,036	$18,383
4/30/2024	$16,986	$18,408	$17,779
5/31/2024	$17,583	$19,156	$18,477
6/30/2024	$17,749	$19,582	$18,741
7/31/2024	$18,147	$19,898	$19,203
8/31/2024	$18,595	$20,404	$19,615
9/30/2024	$18,893	$20,878	$20,029
10/31/2024	$18,462	$20,409	$19,551

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 7/7/17
Class R1	28.49%	9.37%	8.74%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	10.24%
S&P Target Date 2060 IndexFootnote Reference(b)	29.84%	10.14%	9.59%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2060 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2060. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,430,746
Number of Portfolio Holdings	19
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.5%
International Equity Funds	38.1
U.S. Fixed Income Funds	6.1
Other Investment Company	1.3
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2060

Class R1

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.4%
iShares Core MSCI EAFE ETF	16.1
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	5.6
Transamerica International Focus, Class R6	5.5
Transamerica US Growth, Class R6	5.5
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.5
Transamerica Mid Cap Value Opportunities, Class R6	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2060

Class R1

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2060

Class R3

TCTYX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2060 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	0.57%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2060 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2060

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI All Country World Index	S&P Target Date 2060 Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,048	$10,126	$10,094
4/30/2019	$10,362	$10,468	$10,407
5/31/2019	$9,791	$9,847	$9,842
6/30/2019	$10,381	$10,491	$10,434
7/31/2019	$10,409	$10,522	$10,479
8/31/2019	$10,228	$10,273	$10,265
9/30/2019	$10,428	$10,489	$10,481
10/31/2019	$10,676	$10,776	$10,722
11/30/2019	$10,961	$11,039	$10,968
12/31/2019	$11,278	$11,428	$11,300
1/31/2020	$11,170	$11,301	$11,169
2/29/2020	$10,379	$10,389	$10,325
3/31/2020	$8,972	$8,986	$8,943
4/30/2020	$9,929	$9,949	$9,859
5/31/2020	$10,408	$10,381	$10,284
6/30/2020	$10,682	$10,713	$10,546
7/31/2020	$11,190	$11,280	$11,014
8/31/2020	$11,845	$11,970	$11,572
9/30/2020	$11,503	$11,584	$11,244
10/31/2020	$11,229	$11,303	$11,055
11/30/2020	$12,539	$12,696	$12,330
12/31/2020	$13,083	$13,285	$12,881
1/31/2021	$13,023	$13,225	$12,861
2/28/2021	$13,343	$13,531	$13,225
3/31/2021	$13,723	$13,892	$13,603
4/30/2021	$14,293	$14,500	$14,139
5/31/2021	$14,463	$14,726	$14,337
6/30/2021	$14,663	$14,920	$14,436
7/31/2021	$14,823	$15,022	$14,524
8/31/2021	$15,143	$15,398	$14,851
9/30/2021	$14,533	$14,762	$14,317
10/31/2021	$15,283	$15,516	$14,957
11/30/2021	$14,953	$15,142	$14,602
12/31/2021	$15,472	$15,748	$15,205
1/31/2022	$14,666	$14,974	$14,448
2/28/2022	$14,289	$14,588	$14,201
3/31/2022	$14,446	$14,904	$14,442
4/30/2022	$13,294	$13,711	$13,401
5/31/2022	$13,283	$13,727	$13,457
6/30/2022	$12,194	$12,570	$12,350
7/31/2022	$13,074	$13,447	$13,232
8/31/2022	$12,581	$12,952	$12,747
9/30/2022	$11,397	$11,712	$11,598
10/31/2022	$12,078	$12,419	$12,330
11/30/2022	$13,000	$13,383	$13,225
12/31/2022	$12,456	$12,856	$12,771
1/31/2023	$13,402	$13,777	$13,660
2/28/2023	$12,997	$13,383	$13,323
3/31/2023	$13,267	$13,795	$13,596
4/30/2023	$13,387	$13,993	$13,774
5/31/2023	$13,207	$13,844	$13,563
6/30/2023	$13,928	$14,647	$14,293
7/31/2023	$14,394	$15,184	$14,771
8/31/2023	$14,003	$14,759	$14,398
9/30/2023	$13,417	$14,149	$13,811
10/31/2023	$12,952	$13,724	$13,384
11/30/2023	$14,064	$14,990	$14,530
12/31/2023	$14,846	$15,710	$15,292
1/31/2024	$14,785	$15,802	$15,309
2/29/2024	$15,410	$16,480	$15,870
3/31/2024	$15,899	$16,998	$16,339
4/30/2024	$15,304	$16,437	$15,803
5/31/2024	$15,838	$17,105	$16,423
6/30/2024	$16,006	$17,486	$16,658
7/31/2024	$16,356	$17,768	$17,068
8/31/2024	$16,753	$18,219	$17,435
9/30/2024	$17,043	$18,642	$17,803
10/31/2024	$16,646	$18,224	$17,377

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	28.53%	9.29%	9.40%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	11.16%
S&P Target Date 2060 IndexFootnote Reference(b)	29.84%	10.14%	10.23%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2060 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2060. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,430,746
Number of Portfolio Holdings	19
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.5%
International Equity Funds	38.1
U.S. Fixed Income Funds	6.1
Other Investment Company	1.3
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2060

Class R3

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.4%
iShares Core MSCI EAFE ETF	16.1
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	5.6
Transamerica International Focus, Class R6	5.5
Transamerica US Growth, Class R6	5.5
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.5
Transamerica Mid Cap Value Opportunities, Class R6	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2060

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack® 2060

Class R6

TCSSX

October 31, 2024

Fund Overview

Transamerica ClearTrack® 2060 (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$19	0.17%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns but underperformed the S&P Target Date 2060 Index, a benchmark of the Fund. The Fund has a larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack® 2060

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index	S&P Target Date 2060 Index
7/7/2017	$10,000	$10,000	$10,000
7/31/2017	$10,210	$10,315	$10,261
8/31/2017	$10,240	$10,355	$10,263
9/30/2017	$10,450	$10,555	$10,499
10/31/2017	$10,640	$10,774	$10,700
11/30/2017	$10,860	$10,983	$10,941
12/31/2017	$10,994	$11,160	$11,073
1/31/2018	$11,438	$11,789	$11,567
2/28/2018	$10,984	$11,294	$11,125
3/31/2018	$10,883	$11,053	$10,973
4/30/2018	$10,934	$11,158	$11,051
5/31/2018	$11,055	$11,172	$11,194
6/30/2018	$11,024	$11,112	$11,167
7/31/2018	$11,317	$11,447	$11,452
8/31/2018	$11,449	$11,537	$11,608
9/30/2018	$11,449	$11,587	$11,611
10/31/2018	$10,600	$10,718	$10,785
11/30/2018	$10,853	$10,875	$10,963
12/31/2018	$10,009	$10,109	$10,193
1/31/2019	$10,804	$10,907	$10,960
2/28/2019	$11,090	$11,199	$11,251
3/31/2019	$11,239	$11,340	$11,356
4/30/2019	$11,599	$11,723	$11,708
5/31/2019	$10,963	$11,028	$11,072
6/30/2019	$11,621	$11,750	$11,739
7/31/2019	$11,652	$11,784	$11,789
8/31/2019	$11,462	$11,505	$11,549
9/30/2019	$11,684	$11,747	$11,792
10/31/2019	$11,970	$12,068	$12,063
11/30/2019	$12,299	$12,363	$12,339
12/31/2019	$12,660	$12,798	$12,713
1/31/2020	$12,539	$12,657	$12,566
2/29/2020	$11,655	$11,634	$11,617
3/31/2020	$10,082	$10,064	$10,062
4/30/2020	$11,163	$11,142	$11,092
5/31/2020	$11,698	$11,626	$11,570
6/30/2020	$12,004	$11,998	$11,865
7/31/2020	$12,594	$12,632	$12,391
8/31/2020	$13,326	$13,406	$13,019
9/30/2020	$12,944	$12,973	$12,650
10/31/2020	$12,638	$12,658	$12,438
11/30/2020	$14,123	$14,218	$13,872
12/31/2020	$14,737	$14,878	$14,492
1/31/2021	$14,670	$14,811	$14,470
2/28/2021	$15,040	$15,154	$14,879
3/31/2021	$15,467	$15,558	$15,305
4/30/2021	$16,117	$16,239	$15,908
5/31/2021	$16,319	$16,491	$16,130
6/30/2021	$16,554	$16,709	$16,242
7/31/2021	$16,734	$16,824	$16,340
8/31/2021	$17,104	$17,245	$16,709
9/30/2021	$16,420	$16,533	$16,108
10/31/2021	$17,272	$17,377	$16,828
11/30/2021	$16,913	$16,958	$16,428
12/31/2021	$17,492	$17,636	$17,107
1/31/2022	$16,585	$16,770	$16,255
2/28/2022	$16,172	$16,337	$15,977
3/31/2022	$16,349	$16,691	$16,248
4/30/2022	$15,052	$15,355	$15,077
5/31/2022	$15,052	$15,373	$15,139
6/30/2022	$13,815	$14,077	$13,895
7/31/2022	$14,817	$15,060	$14,886
8/31/2022	$14,263	$14,506	$14,342
9/30/2022	$12,931	$13,117	$13,048
10/31/2022	$13,709	$13,909	$13,872
11/30/2022	$14,746	$14,987	$14,879
12/31/2022	$14,138	$14,398	$14,369
1/31/2023	$15,218	$15,430	$15,368
2/28/2023	$14,763	$14,987	$14,990
3/31/2023	$15,066	$15,450	$15,297
4/30/2023	$15,218	$15,672	$15,497
5/31/2023	$15,016	$15,504	$15,259
6/30/2023	$15,843	$16,404	$16,080
7/31/2023	$16,366	$17,004	$16,618
8/31/2023	$15,927	$16,529	$16,199
9/30/2023	$15,269	$15,846	$15,538
10/31/2023	$14,763	$15,369	$15,058
11/30/2023	$16,011	$16,788	$16,347
12/31/2023	$16,910	$17,594	$17,205
1/31/2024	$16,859	$17,697	$17,224
2/29/2024	$17,562	$18,457	$17,854
3/31/2024	$18,129	$19,036	$18,383
4/30/2024	$17,459	$18,408	$17,779
5/31/2024	$18,078	$19,156	$18,477
6/30/2024	$18,266	$19,582	$18,741
7/31/2024	$18,678	$19,898	$19,203
8/31/2024	$19,142	$20,404	$19,615
9/30/2024	$19,468	$20,878	$20,029
10/31/2024	$19,022	$20,409	$19,551

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 7/7/17
Class R6	28.85%	9.71%	9.18%
MSCI All Country World IndexFootnote Reference(a)	32.79%	11.08%	10.24%
S&P Target Date 2060 IndexFootnote Reference(b)	29.84%	10.14%	9.59%
Footnote	Description
Footnote(a)	MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Performance reflects no deduction for fees, expenses or taxes, except foreign withholding taxes.
Footnote(b)	S&P Target Date 2060 Index seeks to represent a broadly derived consensus of asset class exposure and glide path for target date year 2060. The index allocates to equities and fixed income at varying levels, according to a pre-determined schedule related to the respective target date. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$3,430,746
Number of Portfolio Holdings	19
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.5%
International Equity Funds	38.1
U.S. Fixed Income Funds	6.1
Other Investment Company	1.3
International Fixed Income Funds	0.5
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack® 2060

Class R6

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	26.4%
iShares Core MSCI EAFE ETF	16.1
Transamerica Large Cap Value, Class R6	8.7
Transamerica International Stock, Class R6	5.6
Transamerica International Focus, Class R6	5.5
Transamerica US Growth, Class R6	5.5
iShares Core MSCI Emerging Markets ETF	4.0
iShares Global REIT ETF	4.0
Transamerica Capital Growth, Class R6	3.5
Transamerica Mid Cap Value Opportunities, Class R6	3.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack® 2060

Class R6

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack Retirement Income

Class R1

TCITX

October 31, 2024

Fund Overview

Transamerica ClearTrack Retirement Income (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$94	0.86%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack Retirement Income

Class R1

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R1	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$10,030	$10,041	$9,995
4/30/2015	$10,050	$10,030	$10,028
5/31/2015	$10,020	$10,012	$10,028
6/30/2015	$9,850	$9,900	$9,908
7/31/2015	$9,930	$9,958	$9,987
8/31/2015	$9,670	$9,929	$9,772
9/30/2015	$9,600	$9,968	$9,701
10/31/2015	$9,830	$9,999	$9,923
11/30/2015	$9,790	$9,963	$9,905
12/31/2015	$9,688	$9,913	$9,812
1/31/2016	$9,557	$10,023	$9,723
2/29/2016	$9,587	$10,094	$9,759
3/31/2016	$9,899	$10,217	$10,026
4/30/2016	$9,959	$10,287	$10,077
5/31/2016	$9,979	$10,295	$10,107
6/30/2016	$10,120	$10,476	$10,212
7/31/2016	$10,301	$10,563	$10,355
8/31/2016	$10,291	$10,574	$10,359
9/30/2016	$10,321	$10,577	$10,381
10/31/2016	$10,160	$10,506	$10,278
11/30/2016	$10,050	$10,270	$10,222
12/31/2016	$10,150	$10,301	$10,303
1/31/2017	$10,221	$10,337	$10,386
2/28/2017	$10,343	$10,417	$10,505
3/31/2017	$10,364	$10,413	$10,530
4/30/2017	$10,455	$10,500	$10,617
5/31/2017	$10,537	$10,581	$10,701
6/30/2017	$10,557	$10,572	$10,718
7/31/2017	$10,659	$10,624	$10,824
8/31/2017	$10,710	$10,716	$10,870
9/30/2017	$10,750	$10,678	$10,939
10/31/2017	$10,811	$10,691	$11,021
11/30/2017	$10,862	$10,675	$11,107
12/31/2017	$10,921	$10,722	$11,183
1/31/2018	$10,983	$10,619	$11,317
2/28/2018	$10,745	$10,518	$11,119
3/31/2018	$10,745	$10,571	$11,094
4/30/2018	$10,693	$10,501	$11,095
5/31/2018	$10,786	$10,558	$11,174
6/30/2018	$10,797	$10,543	$11,171
7/31/2018	$10,900	$10,565	$11,279
8/31/2018	$11,004	$10,617	$11,368
9/30/2018	$10,952	$10,571	$11,344
10/31/2018	$10,610	$10,483	$11,013
11/30/2018	$10,693	$10,530	$11,104
12/31/2018	$10,498	$10,695	$10,899
1/31/2019	$10,878	$10,842	$11,255
2/28/2019	$10,990	$10,854	$11,366
3/31/2019	$11,169	$11,050	$11,506
4/30/2019	$11,293	$11,066	$11,644
5/31/2019	$11,169	$11,235	$11,504
6/30/2019	$11,494	$11,394	$11,830
7/31/2019	$11,539	$11,428	$11,873
8/31/2019	$11,651	$11,686	$11,927
9/30/2019	$11,673	$11,636	$11,986
10/31/2019	$11,751	$11,673	$12,103
11/30/2019	$11,875	$11,671	$12,214
12/31/2019	$11,988	$11,689	$12,352
1/31/2020	$12,091	$11,898	$12,421
2/29/2020	$11,862	$12,076	$12,167
3/31/2020	$11,175	$11,841	$11,526
4/30/2020	$11,759	$12,078	$12,081
5/31/2020	$12,011	$12,191	$12,317
6/30/2020	$12,160	$12,292	$12,469
7/31/2020	$12,503	$12,508	$12,765
8/31/2020	$12,710	$12,436	$12,924
9/30/2020	$12,561	$12,414	$12,809
10/31/2020	$12,435	$12,369	$12,713
11/30/2020	$13,019	$12,531	$13,236
12/31/2020	$13,246	$12,574	$13,440
1/31/2021	$13,176	$12,495	$13,400
2/28/2021	$13,176	$12,334	$13,407
3/31/2021	$13,235	$12,190	$13,444
4/30/2021	$13,493	$12,293	$13,670
5/31/2021	$13,551	$12,340	$13,756
6/30/2021	$13,692	$12,430	$13,856
7/31/2021	$13,857	$12,554	$13,971
8/31/2021	$13,950	$12,546	$14,065
9/30/2021	$13,657	$12,439	$13,852
10/31/2021	$13,915	$12,429	$14,046
11/30/2021	$13,845	$12,444	$13,960
12/31/2021	$14,063	$12,435	$14,127
1/31/2022	$13,568	$12,163	$13,749
2/28/2022	$13,333	$11,997	$13,602
3/31/2022	$13,296	$11,675	$13,488
4/30/2022	$12,579	$11,239	$12,937
5/31/2022	$12,579	$11,301	$12,982
6/30/2022	$11,911	$11,076	$12,505
7/31/2022	$12,480	$11,354	$12,944
8/31/2022	$12,109	$11,059	$12,644
9/30/2022	$11,329	$10,582	$12,008
10/31/2022	$11,614	$10,466	$12,211
11/30/2022	$12,170	$10,856	$12,703
12/31/2022	$11,902	$10,820	$12,549
1/31/2023	$12,493	$11,155	$13,016
2/28/2023	$12,189	$10,881	$12,783
3/31/2023	$12,425	$11,136	$13,032
4/30/2023	$12,509	$11,204	$13,133
5/31/2023	$12,374	$11,088	$13,007
6/30/2023	$12,695	$11,071	$13,239
7/31/2023	$12,898	$11,082	$13,404
8/31/2023	$12,695	$11,015	$13,243
9/30/2023	$12,324	$10,753	$12,894
10/31/2023	$12,054	$10,591	$12,664
11/30/2023	$12,763	$11,068	$13,349
12/31/2023	$13,318	$11,488	$13,847
1/31/2024	$13,283	$11,460	$13,862
2/29/2024	$13,473	$11,323	$13,951
3/31/2024	$13,732	$11,434	$14,169
4/30/2024	$13,335	$11,167	$13,849
5/31/2024	$13,646	$11,352	$14,173
6/30/2024	$13,784	$11,456	$14,328
7/31/2024	$14,060	$11,716	$14,608
8/31/2024	$14,302	$11,888	$14,839
9/30/2024	$14,510	$12,051	$15,067
10/31/2024	$14,233	$11,777	$14,759

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R1	18.08%	3.91%	3.72%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.11%
Footnote	Description
Footnote(a)	Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available to target date funds through an asset allocation which targets an immediate retirement horizon. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$40,961,501
Number of Portfolio Holdings	20
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.5%
U.S. Equity Funds	25.9
International Equity Funds	14.0
International Fixed Income Funds	5.0
Repurchase Agreement	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack Retirement Income

Class R1

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.3%
iShares Core U.S. Aggregate Bond ETF	14.6
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	6.0
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
Transamerica International Stock, Class R6	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack Retirement Income

Class R1

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack Retirement Income

Class R3

TCTZX

October 31, 2024

Fund Overview

Transamerica ClearTrack Retirement Income (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$67	0.61%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack Retirement Income

Class R3

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/1/2019	$10,000	$10,000	$10,000
3/31/2019	$10,153	$10,181	$10,123
4/30/2019	$10,264	$10,195	$10,244
5/31/2019	$10,153	$10,351	$10,121
6/30/2019	$10,458	$10,497	$10,408
7/31/2019	$10,498	$10,529	$10,445
8/31/2019	$10,600	$10,767	$10,494
9/30/2019	$10,621	$10,720	$10,546
10/31/2019	$10,702	$10,755	$10,648
11/30/2019	$10,804	$10,753	$10,746
12/31/2019	$10,915	$10,769	$10,867
1/31/2020	$11,009	$10,962	$10,928
2/29/2020	$10,811	$11,126	$10,704
3/31/2020	$10,184	$10,909	$10,141
4/30/2020	$10,716	$11,127	$10,629
5/31/2020	$10,946	$11,231	$10,836
6/30/2020	$11,082	$11,325	$10,970
7/31/2020	$11,395	$11,524	$11,230
8/31/2020	$11,594	$11,457	$11,370
9/30/2020	$11,458	$11,437	$11,269
10/31/2020	$11,354	$11,396	$11,185
11/30/2020	$11,886	$11,545	$11,645
12/31/2020	$12,094	$11,585	$11,825
1/31/2021	$12,029	$11,512	$11,789
2/28/2021	$12,029	$11,363	$11,795
3/31/2021	$12,094	$11,231	$11,828
4/30/2021	$12,330	$11,325	$12,027
5/31/2021	$12,383	$11,369	$12,103
6/30/2021	$12,512	$11,451	$12,190
7/31/2021	$12,673	$11,566	$12,292
8/31/2021	$12,759	$11,559	$12,375
9/30/2021	$12,491	$11,460	$12,187
10/31/2021	$12,727	$11,451	$12,358
11/30/2021	$12,662	$11,464	$12,282
12/31/2021	$12,863	$11,457	$12,429
1/31/2022	$12,421	$11,206	$12,096
2/28/2022	$12,205	$11,053	$11,967
3/31/2022	$12,171	$10,756	$11,867
4/30/2022	$11,513	$10,355	$11,382
5/31/2022	$11,513	$10,412	$11,422
6/30/2022	$10,912	$10,204	$11,002
7/31/2022	$11,423	$10,461	$11,388
8/31/2022	$11,094	$10,189	$11,124
9/30/2022	$10,379	$9,750	$10,565
10/31/2022	$10,640	$9,643	$10,744
11/30/2022	$11,162	$10,002	$11,176
12/31/2022	$10,923	$9,968	$11,040
1/31/2023	$11,470	$10,277	$11,451
2/28/2023	$11,173	$10,025	$11,247
3/31/2023	$11,392	$10,260	$11,466
4/30/2023	$11,485	$10,323	$11,555
5/31/2023	$11,360	$10,216	$11,443
6/30/2023	$11,657	$10,200	$11,648
7/31/2023	$11,844	$10,210	$11,793
8/31/2023	$11,673	$10,149	$11,651
9/30/2023	$11,314	$9,907	$11,344
10/31/2023	$11,080	$9,758	$11,142
11/30/2023	$11,735	$10,197	$11,744
12/31/2023	$12,232	$10,584	$12,183
1/31/2024	$12,216	$10,558	$12,196
2/29/2024	$12,393	$10,432	$12,274
3/31/2024	$12,633	$10,534	$12,466
4/30/2024	$12,280	$10,288	$12,184
5/31/2024	$12,569	$10,458	$12,469
6/30/2024	$12,681	$10,554	$12,606
7/31/2024	$12,938	$10,794	$12,852
8/31/2024	$13,178	$10,953	$13,055
9/30/2024	$13,371	$11,103	$13,256
10/31/2024	$13,114	$10,851	$12,985

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/1/19
Class R3	18.36%	4.15%	4.90%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.45%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.71%
Footnote	Description
Footnote(a)	Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available to target date funds through an asset allocation which targets an immediate retirement horizon. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$40,961,501
Number of Portfolio Holdings	20
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.5%
U.S. Equity Funds	25.9
International Equity Funds	14.0
International Fixed Income Funds	5.0
Repurchase Agreement	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack Retirement Income

Class R3

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.3%
iShares Core U.S. Aggregate Bond ETF	14.6
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	6.0
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
Transamerica International Stock, Class R6	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack Retirement Income

Class R3

Annual Shareholder Report

October 31, 2024

Transamerica ClearTrack Retirement Income

Class R6

TCJTX

October 31, 2024

Fund Overview

Transamerica ClearTrack Retirement Income (the "Fund") seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.21%

How did the Fund perform last year and what affected its performance?

Over the fiscal year ended October 31, 2024, equity and fixed income market environments were strong, generating double digit returns from both the Bloomberg U.S. Aggregate Bond and the Wilshire 5000 indices. Going into the fiscal year, inflation remained on the minds of consumers as well as the U.S. Federal Reserve (the “Fed”). Household savings levels remain low due to post-COVID inflation outpacing wage gains. Near the end of the fiscal year, the Fed began its rate cutting cycle and domestic fixed income experienced a strong price rally. Domestic equity earnings growth numbers were relatively high, as consumer spending remained resilient, and corporations were able to expand profit margins. Foreign equities did not perform as well as domestic equities, but still delivered strong returns relative to history. The strength of the U.S. dollar served as a headwind for foreign investments. The Fund is a multi-asset, target date fund-of-funds that seeks the highest total return over time consistent with its asset mix. Over the fiscal year, the Fund posted positive returns and outperformed the S&P Target Date Retirement Income Index, a benchmark of the Fund. The Fund has a substantially larger allocation to equities than its benchmark, which served as a notable tailwind to Fund returns. Within fixed income, the Fund has a much larger allocation to domestic high yield and emerging markets debt (“EMD”) than its benchmark and that high yield and EMD exposure was beneficial as credit performed well for the year. Within equities, the Fund is relatively overweight U.S. equities and global real estate, which added to returns as foreign equities underperformed. Underlying fund selection within equities and fixed income detracted from returns during the fiscal year.

Transamerica ClearTrack Retirement Income

Class R6

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Universal Bond Index	S&P Target Date Retirement Income Index
3/2/2015	$10,000	$10,000	$10,000
3/31/2015	$10,030	$10,041	$9,995
4/30/2015	$10,060	$10,030	$10,028
5/31/2015	$10,040	$10,012	$10,028
6/30/2015	$9,870	$9,900	$9,908
7/31/2015	$9,960	$9,958	$9,987
8/31/2015	$9,700	$9,929	$9,772
9/30/2015	$9,630	$9,968	$9,701
10/31/2015	$9,870	$9,999	$9,923
11/30/2015	$9,830	$9,963	$9,905
12/31/2015	$9,743	$9,913	$9,812
1/31/2016	$9,622	$10,023	$9,723
2/29/2016	$9,652	$10,094	$9,759
3/31/2016	$9,974	$10,217	$10,026
4/30/2016	$10,034	$10,287	$10,077
5/31/2016	$10,055	$10,295	$10,107
6/30/2016	$10,206	$10,476	$10,212
7/31/2016	$10,397	$10,563	$10,355
8/31/2016	$10,397	$10,574	$10,359
9/30/2016	$10,427	$10,577	$10,381
10/31/2016	$10,266	$10,506	$10,278
11/30/2016	$10,165	$10,270	$10,222
12/31/2016	$10,270	$10,301	$10,303
1/31/2017	$10,352	$10,337	$10,386
2/28/2017	$10,475	$10,417	$10,505
3/31/2017	$10,505	$10,413	$10,530
4/30/2017	$10,608	$10,500	$10,617
5/31/2017	$10,700	$10,581	$10,701
6/30/2017	$10,720	$10,572	$10,718
7/31/2017	$10,833	$10,624	$10,824
8/31/2017	$10,894	$10,716	$10,870
9/30/2017	$10,935	$10,678	$10,939
10/31/2017	$10,996	$10,691	$11,021
11/30/2017	$11,058	$10,675	$11,107
12/31/2017	$11,128	$10,722	$11,183
1/31/2018	$11,191	$10,619	$11,317
2/28/2018	$10,950	$10,518	$11,119
3/31/2018	$10,960	$10,571	$11,094
4/30/2018	$10,918	$10,501	$11,095
5/31/2018	$11,023	$10,558	$11,174
6/30/2018	$11,034	$10,543	$11,171
7/31/2018	$11,139	$10,565	$11,279
8/31/2018	$11,254	$10,617	$11,368
9/30/2018	$11,212	$10,571	$11,344
10/31/2018	$10,866	$10,483	$11,013
11/30/2018	$10,960	$10,530	$11,104
12/31/2018	$10,761	$10,695	$10,899
1/31/2019	$11,160	$10,842	$11,255
2/28/2019	$11,274	$10,854	$11,366
3/31/2019	$11,468	$11,050	$11,506
4/30/2019	$11,605	$11,066	$11,644
5/31/2019	$11,480	$11,235	$11,504
6/30/2019	$11,822	$11,394	$11,830
7/31/2019	$11,879	$11,428	$11,873
8/31/2019	$11,993	$11,686	$11,927
9/30/2019	$12,016	$11,636	$11,986
10/31/2019	$12,119	$11,673	$12,103
11/30/2019	$12,244	$11,671	$12,214
12/31/2019	$12,374	$11,689	$12,352
1/31/2020	$12,479	$11,898	$12,421
2/29/2020	$12,256	$12,076	$12,167
3/31/2020	$11,551	$11,841	$11,526
4/30/2020	$12,162	$12,078	$12,081
5/31/2020	$12,432	$12,191	$12,317
6/30/2020	$12,585	$12,292	$12,469
7/31/2020	$12,949	$12,508	$12,765
8/31/2020	$13,173	$12,436	$12,924
9/30/2020	$13,032	$12,414	$12,809
10/31/2020	$12,902	$12,369	$12,713
11/30/2020	$13,513	$12,531	$13,236
12/31/2020	$13,750	$12,574	$13,440
1/31/2021	$13,690	$12,495	$13,400
2/28/2021	$13,702	$12,334	$13,407
3/31/2021	$13,775	$12,190	$13,444
4/30/2021	$14,041	$12,293	$13,670
5/31/2021	$14,114	$12,340	$13,756
6/30/2021	$14,271	$12,430	$13,856
7/31/2021	$14,453	$12,554	$13,971
8/31/2021	$14,550	$12,546	$14,065
9/30/2021	$14,259	$12,439	$13,852
10/31/2021	$14,526	$12,429	$14,046
11/30/2021	$14,465	$12,444	$13,960
12/31/2021	$14,701	$12,435	$14,127
1/31/2022	$14,199	$12,163	$13,749
2/28/2022	$13,955	$11,997	$13,602
3/31/2022	$13,929	$11,675	$13,488
4/30/2022	$13,171	$11,239	$12,937
5/31/2022	$13,184	$11,301	$12,982
6/30/2022	$12,490	$11,076	$12,505
7/31/2022	$13,094	$11,354	$12,944
8/31/2022	$12,722	$11,059	$12,644
9/30/2022	$11,899	$10,582	$12,008
10/31/2022	$12,208	$10,466	$12,211
11/30/2022	$12,799	$10,856	$12,703
12/31/2022	$12,533	$10,820	$12,549
1/31/2023	$13,149	$11,155	$13,016
2/28/2023	$12,832	$10,881	$12,783
3/31/2023	$13,097	$11,136	$13,032
4/30/2023	$13,185	$11,204	$13,133
5/31/2023	$13,061	$11,088	$13,007
6/30/2023	$13,396	$11,071	$13,239
7/31/2023	$13,625	$11,082	$13,404
8/31/2023	$13,431	$11,015	$13,243
9/30/2023	$13,026	$10,753	$12,894
10/31/2023	$12,762	$10,591	$12,664
11/30/2023	$13,520	$11,068	$13,349
12/31/2023	$14,102	$11,488	$13,847
1/31/2024	$14,084	$11,460	$13,862
2/29/2024	$14,284	$11,323	$13,951
3/31/2024	$14,574	$11,434	$14,169
4/30/2024	$14,157	$11,167	$13,849
5/31/2024	$14,502	$11,352	$14,173
6/30/2024	$14,647	$11,456	$14,328
7/31/2024	$14,937	$11,716	$14,608
8/31/2024	$15,228	$11,888	$14,839
9/30/2024	$15,445	$12,051	$15,067
10/31/2024	$15,155	$11,777	$14,759

Average Annual Total Returns

	1 Year	5 Years	10 Years or Since Inception 3/2/15
Class R6	18.75%	4.57%	4.39%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.71%
S&P Target Date Retirement Income IndexFootnote Reference(b)	16.54%	4.05%	4.11%
Footnote	Description
Footnote(a)	Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Performance reflects no deduction for fees, expenses or taxes.
Footnote(b)	S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available to target date funds through an asset allocation which targets an immediate retirement horizon. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$40,961,501
Number of Portfolio Holdings	20
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

What did the Fund invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	54.5%
U.S. Equity Funds	25.9
International Equity Funds	14.0
International Fixed Income Funds	5.0
Repurchase Agreement	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Transamerica ClearTrack Retirement Income

Class R6

Top Holdings (Percentage of Net Assets)

Transamerica Bond, Class R6	23.3%
iShares Core U.S. Aggregate Bond ETF	14.6
iShares Core S&P 500 ETF	12.4
iShares 0-5 Year TIPS Bond ETF	9.6
Transamerica High Yield Bond, Class R6	7.1
iShares Core MSCI EAFE ETF	6.0
Transamerica Emerging Markets Debt, Class R6	5.1
Transamerica Large Cap Value, Class R6	4.2
Transamerica US Growth, Class R6	2.7
Transamerica International Stock, Class R6	2.0

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information and other important information can be found on the Fund's website at: transamerica.com/investments/mutual-fund-prospectus or scanning the QR code. The Fund's proxy voting records for the most recent 12 month period end June 30, updated no later than August 31 of each year, is available at transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf.

Householding

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica ClearTrack Retirement Income

Class R6

(b)	Not Applicable.

Item 2:	Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The registrant’s code of ethics is reasonably designed as described in Item 2(b) of Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The registrant has filed this code of ethics as an exhibit hereto pursuant to Item 19(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The registrant’s Board of Trustees has determined that Sandra N. Bane, and John W. Waechter are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Ms. Bane, and Mr. Waechter are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane, and Mr. Waechter as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) deem either of them an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, (ii) impose upon either of them any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon them as a member of the registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services

		Fiscal Year Ended 10/31 (in thousands)
		2024	2023
(a)	Audit Fees	$1295	$1297
(b)	Audit Related Fees(1)	$99	$102
(c)	Tax Fees(2)	$19	$19
(d)	All Other Fees(3)	$0	$37

(1)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements including review of documents and issuances of consents related to Securities and Exchange Commission Form N-1A filing of the funds comprising the registrant.

(2)

Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the funds comprising the registrant.

(3)	All Other Fees represent service fees for analysis of potential Passive Foreign Investment Company and N-14 merger items.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures. Generally, the registrant’s Audit Committee must pre-approve (i) all audit and non-audit services performed for the registrant by the independent accountant and (ii) all non-audit services performed by the registrant’s independent accountant for the registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the registrant.

The Audit Committee may delegate pre-approval authority to one or more of its members. The member or members to whom such authority is delegated shall report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the registrant will be subject to the pre-approval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant pre-approval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)

The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for fiscal years ended 2024 and 2023 was zero.

(f)	Not Applicable.

(g)	Not Applicable.

(h)

The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintain the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5:	Audit Committee of Listed Registrants.

(a)

The following individuals comprise the standing Audit Committee: Sandra N. Bane, Leo J. Hill, Kathleen T. Ives, Lauriann C. Kloppenburg, Frederic A. Nelson III, John E. Pelletier, Patricia L. Sawyer and John W. Waechter.

(b)	Not Applicable.

Item 6:	Investments.

(a)	The Schedules of Investments are included within the Financial Statements filed under Item 7(a) of this Form.

(b)	Not Applicable to the registrant.

Item 7	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica Asset Allocation - Conservative Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
INVESTMENT COMPANIES - 99.3%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	1,340	$ 1,610
International Equity Funds - 9.8%
Transamerica Emerging Markets Equity (C)	166,070	1,346,832
Transamerica International Equity (C)	762,990	16,297,458
Transamerica International Focus (C)	930,960	7,410,444
Transamerica International Small Cap Value (C)	83,873	1,275,715
Transamerica International Stock (C)	1,393,755	17,101,369
		43,431,818
International Fixed Income Fund - 3.2%
Transamerica Emerging Markets Debt (C)	1,544,490	14,317,418
U.S. Equity Funds - 23.6%
Transamerica Capital Growth (B)(C)	562,350	5,421,057
Transamerica Large Cap Value (C)	2,823,712	42,214,486
Transamerica Mid Cap Growth (B)(C)	237,951	2,386,653
Transamerica Mid Cap Value Opportunities (C)	110,896	1,299,703
Transamerica Small Cap Growth (C)	312,778	2,092,487
Transamerica Small Cap Value (C)	355,950	2,231,808
Transamerica Sustainable Equity Income (C)	554,480	4,757,439
Transamerica US Growth (C)	1,342,395	44,205,050
		104,608,683
U.S. Fixed Income Funds - 61.7%
Transamerica Bond (C)	8,857,671	71,304,250
Transamerica Core Bond (C)	19,423,918	166,657,218
Transamerica Floating Rate (C)	310,440	2,806,378
Transamerica High Yield Bond (C)	516,141	4,237,519
Transamerica Inflation Opportunities (C)	1,507,255	14,740,952
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Long Credit (C)	1,425,843	$ 13,688,093
Transamerica Short-Term Bond (C)	638	6,248
		273,440,658
U.S. Mixed Allocation Fund - 1.0%
Transamerica Energy Infrastructure (C)	539,428	4,477,254
Total Investment Companies (Cost $402,402,552)		440,277,441
EXCHANGE-TRADED FUNDS - 0.1%
U.S. Equity Funds - 0.1%
Alerian MLP ETF	5,000	232,500
Health Care Select Sector SPDR Fund	2,396	351,901
Total Exchange-Traded Funds (Cost $539,746)		584,401

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 2.10% (F), dated 10/31/2024, to be repurchased at $2,380,344 on 11/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $2,427,982.	$ 2,380,205	2,380,205
Total Repurchase Agreement (Cost $2,380,205)		2,380,205
Total Investments (Cost $405,322,503)		443,242,047
Net Other Assets (Liabilities) - 0.1%		401,554
Net Assets - 100.0%		$ 443,643,601
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	72	12/19/2024	$8,206,820	$7,953,750	$—	$(253,070)
EURO STOXX 50® Index	8	12/20/2024	399,327	386,720	—	(12,607)
S&P 500® E-Mini Index	50	12/20/2024	14,241,074	14,346,250	105,176	—
TOPIX Index	9	12/12/2024	242,409,671	242,505,000	95,329	—
Total Futures Contracts					$200,505	$(265,677)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$440,275,831	$—	$—	$440,275,831
Exchange-Traded Funds	584,401	—	—	584,401
Repurchase Agreement	—	2,380,205	—	2,380,205
Total	$440,860,232	$2,380,205	$—	$443,240,437
Investment Companies Measured at Net Asset Value (D)				1,610
Total Investments				$443,242,047
Other Financial Instruments
Futures Contracts (H)	$200,505	$—	$—	$200,505
Total Other Financial Instruments	$200,505	$—	$—	$200,505
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(265,677)	$—	$—	$(265,677)
Total Other Financial Instruments	$(265,677)	$—	$—	$(265,677)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$56,194,198	$16,391,342	$(4,799,999)	$(294,524)	$3,813,233	$71,304,250	8,857,671	$3,091,342	$—
Transamerica Capital Growth	160,159	4,500,001	(500,000)	(111,963)	1,372,860	5,421,057	562,350	—	—
Transamerica Core Bond	165,106,249	11,199,690	(19,400,000)	(1,934,966)	11,686,245	166,657,218	19,423,918	7,399,689	—
Transamerica Emerging Markets Debt	10,830,801	4,279,663	(1,900,000)	61,635	1,045,319	14,317,418	1,544,490	776,180	—
Transamerica Emerging Markets Equity	6,844,101	204,617	(6,300,000)	(721,940)	1,320,054	1,346,832	166,070	204,617	—
Transamerica Energy Infrastructure	4,610,523	365,247	(1,800,000)	499,882	801,602	4,477,254	539,428	365,248	—
Transamerica Floating Rate	—	4,514,278	(1,700,000)	(10,749)	2,849	2,806,378	310,440	214,278	—
Transamerica Global Allocation Liquidating Trust	1,666	—	—	—	(56)	1,610	1,340	—	—
Transamerica High Yield Bond	191,708	6,519,104	(2,500,000)	(22,602)	49,309	4,237,519	516,141	219,104	—
Transamerica Inflation Opportunities	17,560,986	1,187,120	(5,100,000)	(162,040)	1,254,886	14,740,952	1,507,255	373,969	—
Transamerica International Equity	24,311,434	824,666	(12,400,000)	1,837,801	1,723,557	16,297,458	762,990	824,665	—
Transamerica International Focus	3,685,483	5,321,225	(1,850,000)	40,801	212,935	7,410,444	930,960	135,422	185,803
Transamerica International Small Cap Value	4,367,175	151,046	(3,950,000)	421,849	285,645	1,275,715	83,873	151,046	—
Transamerica International Stock	9,748,557	7,248,324	(2,750,000)	434,050	2,420,438	17,101,369	1,393,755	348,324	—
Transamerica Large Cap Value	31,973,939	8,158,697	(6,400,000)	792,631	7,689,219	42,214,486	2,823,712	476,672	2,482,027
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Long Credit	$—	$14,309,624	$(500,000)	$10,061	$(131,592)	$13,688,093	1,425,843	$508,624	$—
Transamerica Mid Cap Growth	3,027,166	—	(1,500,000)	(15,648)	875,135	2,386,653	237,951	—	—
Transamerica Mid Cap Value Opportunities	2,660,260	141,950	(1,850,000)	79,669	267,824	1,299,703	110,896	30,266	111,684
Transamerica Short-Term Bond	26,431,904	748,063	(27,735,018)	770,165	(208,866)	6,248	638	248,063	—
Transamerica Small Cap Growth	2,169,177	109,160	(500,001)	(158,926)	473,077	2,092,487	312,778	—	109,160
Transamerica Small Cap Value	2,018,563	71,136	(500,000)	(73,600)	715,709	2,231,808	355,950	71,135	—
Transamerica Sustainable Equity Income	9,082,192	116,998	(6,300,000)	626,226	1,232,023	4,757,439	554,480	116,998	—
Transamerica US Growth	46,333,064	4,281,412	(20,700,000)	907,281	13,383,293	44,205,050	1,342,395	—	1,681,413
Total	$427,309,305	$90,643,363	$(130,935,018)	$2,975,093	$50,284,698	$440,277,441	43,765,324	$15,555,642	$4,570,087

(D)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(E)	Restricted security. At October 31, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$1,610	0.0%(A)

(F)	Rate disclosed reflects the yield at October 31, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended October 31, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $402,402,552)	$440,277,441
Unaffiliated investments, at value (cost $539,746)	584,401
Repurchase agreement, at value (cost $2,380,205)	2,380,205
Cash collateral pledged at broker for:
Futures contracts	1,088,677
Receivables and other assets:
Shares of beneficial interest sold	87,150
Dividends from affiliated investments	977,897
Interest	139
Total assets	445,395,910
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	977,897
Shares of beneficial interest redeemed	235,349
Investment management fees	38,712
Distribution and service fees	104,155
Transfer agent fees	27,905
Trustee and CCO fees	122
Audit and tax fees	23,878
Custody fees	4,302
Legal fees	5,581
Printing and shareholder reports fees	9,291
Registration fees	822
Other accrued expenses	8,867
Variation margin payable on futures contracts	315,428
Total liabilities	1,752,309
Net assets	$443,643,601
Net assets consist of:
Paid-in capital	$417,810,969
Total distributable earnings (accumulated losses)	25,832,632
Net assets	$443,643,601
Net assets by class:
Class A	$412,873,004
Class C	16,660,758
Class I	12,646,528
Class R	467,011
Class R3	996,300
Shares outstanding (unlimited shares, no par value):
Class A	38,911,272
Class C	1,588,910
Class I	1,182,590
Class R	43,328
Class R3	93,778
Net asset value per share: (A)
Class A	$10.61
Class C	10.49
Class I	10.69
Class R	10.78
Class R3	10.62
Maximum offering price per share: (B)
Class A	$11.23

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$15,555,642
Dividend income from unaffiliated investments	35,732
Interest income from unaffiliated investments	127,787
Total investment income	15,719,161
Expenses:
Investment management fees	471,137
Distribution and service fees:
Class A	1,053,044
Class C	187,746
Class R	2,236
Class R3	1,448
Transfer agent fees:
Class A	297,500
Class C	22,891
Class I	12,491
Class R	355
Class R3	913
Trustee and CCO fees	18,455
Audit and tax fees	31,021
Custody fees	6,431
Legal fees	34,898
Printing and shareholder reports fees	28,075
Registration fees	78,030
Other	31,004
Total expenses before waiver and/or reimbursement and recapture	2,277,675
Expenses waived and/or reimbursed:
Class I	(11,398)
Class R3	(1,244)
Recapture of previously waived and/or reimbursed fees:
Class R3	26
Net expenses	2,265,059
Net investment income (loss)	13,454,102
Net realized gain (loss) on:
Affiliated investments	2,975,093
Unaffiliated investments	(11,952)
Capital gain distributions received from affiliated investment companies	4,570,087
Futures contracts	2,680,299
Net realized gain (loss)	10,213,527
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	50,284,698
Unaffiliated investments	(47,153)
Futures contracts	1,021,935
Translation of assets and liabilities denominated in foreign currencies	(3,788)
Net change in unrealized appreciation (depreciation)	51,255,692
Net realized and change in unrealized gain (loss)	61,469,219
Net increase (decrease) in net assets resulting from operations	$74,923,321
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$13,454,102	$10,026,980
Net realized gain (loss)	10,213,527	2,295,661
Net change in unrealized appreciation (depreciation)	51,255,692	3,468,513
Net increase (decrease) in net assets resulting from operations	74,923,321	15,791,154
Dividends and/or distributions to shareholders:
Class A	(12,441,474)	(9,958,324)
Class C	(407,098)	(377,327)
Class I	(378,651)	(312,426)
Class R	(11,831)	(9,016)
Class R3	(17,018)	(5,530)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(13,256,072)	(10,662,623)
Capital share transactions:
Proceeds from shares sold:
Class A	8,763,723	12,091,990
Class C	1,363,314	2,867,868
Class I	2,895,277	2,441,246
Class R	17,954	19,553
Class R3	1,317,010	448,135
	14,357,278	17,868,792
Dividends and/or distributions reinvested:
Class A	11,979,809	9,584,527
Class C	404,090	374,960
Class I	375,675	310,363
Class R	11,831	9,016
Class R3	17,018	5,530
	12,788,423	10,284,396
Cost of shares redeemed:
Class A	(68,923,912)	(93,755,898)
Class C	(4,386,336)	(6,266,563)
Class I	(3,651,869)	(4,488,580)
Class R	(23,807)	(180,968)
Class R3	(780,658)	(112,224)
	(77,766,582)	(104,804,233)
Automatic conversions:
Class A	4,355,993	6,386,322
Class C	(4,355,993)	(6,386,322)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(50,620,881)	(76,651,045)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	1,496 (A)	—
Class C	264 (A)	—
Class R	624 (A)	—
	2,384	—
Net increase (decrease) in net assets	11,048,752	(71,522,514)
Net assets:
Beginning of year	432,594,849	504,117,363
End of year	$443,643,601	$432,594,849
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2024	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	845,857	1,253,949
Class C	132,542	301,248
Class I	277,228	250,619
Class R	1,701	1,997
Class R3	126,542	46,181
	1,383,870	1,853,994
Shares reinvested:
Class A	1,154,167	1,006,169
Class C	39,492	39,892
Class I	35,917	32,372
Class R	1,122	934
Class R3	1,630	578
	1,232,328	1,079,945
Shares redeemed:
Class A	(6,707,204)	(9,714,752)
Class C	(434,956)	(660,872)
Class I	(355,106)	(462,186)
Class R	(2,294)	(18,683)
Class R3	(76,551)	(11,464)
	(7,576,111)	(10,867,957)
Automatic conversions:
Class A	427,067	660,713
Class C	(432,398)	(668,954)
	(5,331)	(8,241)
Net increase (decrease) in shares outstanding:
Class A	(4,280,113)	(6,793,921)
Class C	(695,320)	(988,686)
Class I	(41,961)	(179,195)
Class R	529	(15,752)
Class R3	51,621	35,295
	(4,965,244)	(7,942,259)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$9.25	$9.22	$12.13	$11.04	$10.76
Investment operations:
Net investment income (loss) (A)	0.31	0.20	0.29	0.27	0.19
Net realized and unrealized gain (loss)	1.36	0.04	(2.30)	1.33	0.47
Total investment operations	1.67	0.24	(2.01)	1.60	0.66
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.21)	(0.29)	(0.27)	(0.19)
Net realized gains	—	—	(0.61)	(0.24)	(0.19)
Total dividends and/or distributions to shareholders	(0.31)	(0.21)	(0.90)	(0.51)	(0.38)
Net asset value, end of year	$10.61	$9.25	$9.22	$12.13	$11.04
Total return (E)	18.11%(C)	2.60%	(17.75)%(D)	14.80%	6.32%
Ratio and supplemental data:
Net assets end of year (000’s)	$412,873	$399,522	$460,692	$637,631	$586,536
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.47%	0.48%	0.47%	0.45%	0.48%
Including waiver and/or reimbursement and recapture	0.47%	0.48%(G)	0.47%(G)	0.45%	0.48%
Net investment income (loss) to average net assets	2.99%	2.09%	2.76%	2.32%	1.78%
Portfolio turnover rate	16%	17%	51%	6%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$9.14	$9.11	$11.99	$10.91	$10.68
Investment operations:
Net investment income (loss) (A)	0.23	0.12	0.21	0.23	0.12
Net realized and unrealized gain (loss)	1.34	0.04	(2.27)	1.27	0.44
Total investment operations	1.57	0.16	(2.06)	1.50	0.56
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.13)	(0.21)	(0.18)	(0.14)
Net realized gains	—	—	(0.61)	(0.24)	(0.19)
Total dividends and/or distributions to shareholders	(0.22)	(0.13)	(0.82)	(0.42)	(0.33)
Net asset value, end of year	$10.49	$9.14	$9.11	$11.99	$10.91
Total return (E)	17.24%(C)	1.77%	(18.38)%(D)	13.98%	5.37%
Ratio and supplemental data:
Net assets end of year (000’s)	$16,661	$20,880	$29,806	$50,580	$87,565
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.28%	1.28%	1.26%	1.23%	1.25%
Including waiver and/or reimbursement and recapture	1.28%	1.27%	1.26%(G)	1.23%	1.25%
Net investment income (loss) to average net assets	2.22%	1.30%	2.07%	1.96%	1.12%
Portfolio turnover rate	16%	17%	51%	6%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$9.31	$9.27	$12.18	$11.08	$10.80
Investment operations:
Net investment income (loss) (A)	0.34	0.23	0.33	0.30	0.22
Net realized and unrealized gain (loss)	1.37	0.05	(2.32)	1.34	0.46
Total investment operations	1.71	0.28	(1.99)	1.64	0.68
Contributions from affiliate	—	—	0.03 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.33)	(0.24)	(0.34)	(0.30)	(0.21)
Net realized gains	—	—	(0.61)	(0.24)	(0.19)
Total dividends and/or distributions to shareholders	(0.33)	(0.24)	(0.95)	(0.54)	(0.40)
Net asset value, end of year	$10.69	$9.31	$9.27	$12.18	$11.08
Total return	18.46%	2.93%	(17.25)%(B)	15.07%	6.48%
Ratio and supplemental data:
Net assets end of year (000’s)	$12,647	$11,401	$13,009	$19,731	$15,655
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.26%	0.26%	0.25%	0.24%	0.26%
Including waiver and/or reimbursement and recapture	0.16%(D)	0.16%(D)	0.16%(E)	0.15%(E)	0.24%(E)
Net investment income (loss) to average net assets	3.31%	2.42%	3.17%	2.55%	2.04%
Portfolio turnover rate	16%	17%	51%	6%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.29%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(E)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the years indicated:	Class R
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$9.38	$9.34	$12.27	$11.16	$10.89
Investment operations:
Net investment income (loss) (A)	0.29	0.18	0.28	0.25	0.15
Net realized and unrealized gain (loss)	1.38	0.05	(2.34)	1.34	0.48
Total investment operations	1.67	0.23	(2.06)	1.59	0.63
Contributions from affiliate	0.01 (B)	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.19)	(0.26)	(0.24)	(0.17)
Net realized gains	—	—	(0.61)	(0.24)	(0.19)
Total dividends and/or distributions to shareholders	(0.28)	(0.19)	(0.87)	(0.48)	(0.36)
Net asset value, end of year	$10.78	$9.38	$9.34	$12.27	$11.16
Total return	17.98%(B)	2.38%	(17.97)%	14.50%	5.90%
Ratio and supplemental data:
Net assets end of year (000’s)	$467	$401	$547	$916	$873
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.73%	0.75%	0.72%	0.71%	0.76%
Including waiver and/or reimbursement and recapture	0.73%	0.75%(D)	0.72%	0.71%	0.76%
Net investment income (loss) to average net assets	2.73%	1.83%	2.67%	2.09%	1.42%
Portfolio turnover rate	16%	17%	51%	6%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.14%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of year	$9.26	$9.24	$10.66
Investment operations:
Net investment income (loss) (B)	0.31	0.22	0.11
Net realized and unrealized gain (loss)	1.37	0.03	(1.45)
Total investment operations	1.68	0.25	(1.34)
Contributions from affiliate	—	—	0.00
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.23)	(0.08)
Net asset value, end of year	$10.62	$9.26	$9.24
Total return	18.25%	2.66%	(12.57)%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$996	$391	$63
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.56%	0.56%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	3.00%	2.24%	1.78%(E)
Portfolio turnover rate	16%	17%	51%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Conservative Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust and also invests in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at October 31, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2024.
Repurchase agreements at October 31, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at October 31, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of October 31, 2024.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$200,505	$—	$—	$200,505
Total	$—	$—	$200,505	$—	$—	$200,505

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(253,070)	$—	$(12,607)	$—	$—	$(265,677)
Total	$(253,070)	$—	$(12,607)	$—	$—	$(265,677)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of October 31, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$419,867	$—	$2,260,432	$—	$—	$2,680,299
Total	$419,867	$—	$2,260,432	$—	$—	$2,680,299

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$642,607	$—	$379,328	$—	$—	$1,021,935
Total	$642,607	$—	$379,328	$—	$—	$1,021,935
The following is a summary of the ending monthly average volume on derivative activity during the year ended October 31, 2024.
Futures contracts:
Average notional value of contracts — long	$30,476,724
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
7. RISK FACTORS (continued)
losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of October 31, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$310,551	0.07%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.52%	March 1, 2025
Class C	1.31	March 1, 2025
Class I	0.30	March 1, 2025
Class R	0.77	March 1, 2025
Class R3	0.35	March 1, 2025
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R3 (A)	$—	$497	$1,244	$1,741

(A)	Class R3 commenced operations on March 1, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$72,640	$545
Class C	—	1,426
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025. These amounts are not subject to recapture by TAM.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$325,837	$26,545
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
9. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$72,216,254	$132,947,442
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, mark-to-market on futures contracts and liquidating trust basis adjustments. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$410,366,848	$48,875,789	$(15,905,260)	$32,970,529
As of October 31, 2024, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$8,502,906	$—
During the year ended October 31, 2024, the capital loss carryforwards utilized are $11,448,076.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$13,256,072	$—	$—	$—	$10,662,623	$—	$—	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$1,368,797	$—	$—	$(8,502,906)	$—	$—	$32,966,741
11. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation - Conservative Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation - Conservative Portfolio (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $2,047,670 of qualified dividend income.
For corporate shareholders, 6% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 1,222,879	$244,327
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation – Conservative Portfolio (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe for the past 1-, 5- and 10-year periods and below the median for the past 3-year period. The Board also noted that the performance of Class I Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Fund’s sub-adviser had commenced sub-advising the Fund on August 28, 2020 pursuant to its current investment strategies and benchmark TAM utilizes to measure performance.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Conservative Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978453 AA CONS PORT 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica Asset Allocation - Growth Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
INVESTMENT COMPANIES - 98.8%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	874	$ 1,051
International Equity Funds - 27.8%
Transamerica Emerging Markets Equity (C)	3,155,840	25,593,863
Transamerica International Equity (C)	4,322,179	92,321,738
Transamerica International Focus (C)	5,277,249	42,006,903
Transamerica International Small Cap Value (C)	487,598	7,416,361
Transamerica International Stock (C)	8,508,961	104,404,955
		271,743,820
U.S. Equity Funds - 69.3%
Transamerica Capital Growth (B)(C)	2,473,766	23,847,106
Transamerica Large Cap Value (C)	18,992,213	283,933,591
Transamerica Mid Cap Growth (B)(C)	1,637,819	16,427,321
Transamerica Mid Cap Value Opportunities (C)	1,120,961	13,137,662
Transamerica Small Cap Growth (C)	1,057,052	7,071,677
Transamerica Small Cap Value (C)	1,250,370	7,839,820
Transamerica Sustainable Equity Income (C)	3,872,510	33,226,135
Transamerica US Growth (C)	8,886,406	292,629,356
		678,112,668
U.S. Mixed Allocation Fund - 1.7%
Transamerica Energy Infrastructure (C)	1,963,516	16,297,181
Total Investment Companies (Cost $691,113,256)		966,154,720
	Shares	Value
EXCHANGE-TRADED FUNDS - 0.1%
U.S. Equity Funds - 0.1%
Alerian MLP ETF	9,720	$ 451,980
Health Care Select Sector SPDR Fund	5,277	775,033
Total Exchange-Traded Funds (Cost $1,144,001)		1,227,013

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.10% (F), dated 10/31/2024, to be repurchased at $10,769,385 on 11/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $10,984,234.	$ 10,768,757	10,768,757
Total Repurchase Agreement (Cost $10,768,757)		10,768,757
Total Investments (Cost $703,026,014)		978,150,490
Net Other Assets (Liabilities) - (0.0)% (A)		(146,806)
Net Assets - 100.0%		$ 978,003,684
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	17	12/20/2024	$821,780	$795,126	$—	$(26,654)
S&P 500® E-Mini Index	107	12/20/2024	30,480,688	30,700,975	220,287	—
TOPIX Index	19	12/12/2024	481,376,940	481,578,191	201,251	—
Total Futures Contracts					$421,538	$(26,654)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$966,153,669	$—	$—	$966,153,669
Exchange-Traded Funds	1,227,013	—	—	1,227,013
Repurchase Agreement	—	10,768,757	—	10,768,757
Total	$967,380,682	$10,768,757	$—	$978,149,439
Investment Companies Measured at Net Asset Value (D)				1,051
Total Investments				$978,150,490
Other Financial Instruments
Futures Contracts (H)	$421,538	$—	$—	$421,538
Total Other Financial Instruments	$421,538	$—	$—	$421,538
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(26,654)	$—	$—	$(26,654)
Total Other Financial Instruments	$(26,654)	$—	$—	$(26,654)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$5,343,187	$12,500,000	$(500,000)	$(95,946)	$6,599,865	$23,847,106	2,473,766	$—	$—
Transamerica Emerging Markets Equity	26,684,227	797,774	(6,000,000)	(1,618,510)	5,730,372	25,593,863	3,155,840	797,774	—
Transamerica Energy Infrastructure	12,498,557	1,026,268	(1,000,000)	104,247	3,668,109	16,297,181	1,963,516	1,026,268	—
Transamerica Global Allocation Liquidating Trust	1,087	—	—	—	(36)	1,051	874	—	—
Transamerica International Equity	129,234,142	4,430,073	(61,000,000)	9,803,794	9,853,729	92,321,738	4,322,179	4,430,073	—
Transamerica International Focus	49,130,459	3,946,187	(13,200,000)	1,657,938	472,319	42,006,903	5,277,249	1,663,624	2,282,564
Transamerica International Small Cap Value	11,559,580	284,267	(6,800,000)	1,992,979	379,535	7,416,361	487,598	284,267	—
Transamerica International Stock	49,615,925	41,365,063	(2,200,000)	167,089	15,456,878	104,404,955	8,508,961	1,865,063	—
Transamerica Large Cap Value	185,432,451	59,459,236	(13,500,000)	1,476,165	51,065,739	283,933,591	18,992,213	3,089,122	14,970,113
Transamerica Mid Cap Growth	20,646,931	—	(10,450,000)	(440,556)	6,670,946	16,427,321	1,637,819	—	—
Transamerica Mid Cap Value Opportunities	14,659,315	628,161	(4,200,000)	93,839	1,956,347	13,137,662	1,120,961	133,932	494,228
Transamerica Small Cap Growth	5,950,300	299,438	—	—	821,939	7,071,677	1,057,052	—	299,438
Transamerica Small Cap Value	4,975,785	1,175,352	—	—	1,688,683	7,839,820	1,250,370	175,352	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Sustainable Equity Income	$58,674,311	$809,954	$(38,500,000)	$(1,115,600)	$13,357,470	$33,226,135	3,872,510	$809,954	$—
Transamerica US Growth	241,189,568	15,346,737	(47,000,000)	2,139,889	80,953,162	292,629,356	8,886,406	—	9,146,738
Total	$815,595,825	$142,068,510	$(204,350,000)	$14,165,328	$198,675,057	$966,154,720	63,007,314	$14,275,429	$27,193,081

(D)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(E)	Restricted security. At October 31, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$1,051	0.0%(A)

(F)	Rate disclosed reflects the yield at October 31, 2024.
(G)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $691,113,256)	$966,154,720
Unaffiliated investments, at value (cost $1,144,001)	1,227,013
Repurchase agreement, at value (cost $10,768,757)	10,768,757
Cash collateral pledged at broker for:
Futures contracts	1,987,525
Receivables and other assets:
Shares of beneficial interest sold	51,024
Interest	628
Total assets	980,189,667
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,073,814
Investment management fees	84,606
Distribution and service fees	234,797
Transfer agent fees	77,947
Trustee and CCO fees	267
Audit and tax fees	25,459
Custody fees	7,166
Legal fees	11,319
Printing and shareholder reports fees	19,182
Registration fees	452
Other accrued expenses	10,344
Variation margin payable on futures contracts	640,630
Total liabilities	2,185,983
Net assets	$978,003,684
Net assets consist of:
Paid-in capital	$665,493,786
Total distributable earnings (accumulated losses)	312,509,898
Net assets	$978,003,684
Net assets by class:
Class A	$886,736,204
Class C	46,767,153
Class I	40,340,187
Class R	693,065
Class R3	3,467,075
Shares outstanding (unlimited shares, no par value):
Class A	57,496,431
Class C	3,163,463
Class I	2,606,636
Class R	45,281
Class R3	224,966
Net asset value per share: (A)
Class A	$15.42
Class C	14.78
Class I	15.48
Class R	15.31
Class R3	15.41
Maximum offering price per share: (B)
Class A	$16.32

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$14,275,429
Dividend income from unaffiliated investments	68,471
Interest income from unaffiliated investments	319,602
Total investment income	14,663,502
Expenses:
Investment management fees	995,770
Distribution and service fees:
Class A	2,172,277
Class C	504,589
Class R	3,435
Class R3	5,994
Transfer agent fees:
Class A	800,032
Class C	85,434
Class I	36,499
Class R	591
Class R3	3,777
Trustee and CCO fees	39,024
Audit and tax fees	35,984
Custody fees	10,546
Legal fees	74,112
Printing and shareholder reports fees	62,163
Registration fees	81,941
Other	43,076
Total expenses before waiver and/or reimbursement and recapture	4,955,244
Expenses waived and/or reimbursed:
Class I	(33,306)
Class R3	(4,772)
Recapture of previously waived and/or reimbursed fees:
Class R3	26
Net expenses	4,917,192
Net investment income (loss)	9,746,310
Net realized gain (loss) on:
Affiliated investments	14,165,328
Unaffiliated investments	119,592
Capital gain distributions received from affiliated investment companies	27,193,081
Futures contracts	4,565,387
Net realized gain (loss)	46,043,388
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	198,675,057
Unaffiliated investments	(69,609)
Futures contracts	1,486,979
Translation of assets and liabilities denominated in foreign currencies	3,446
Net change in unrealized appreciation (depreciation)	200,095,873
Net realized and change in unrealized gain (loss)	246,139,261
Net increase (decrease) in net assets resulting from operations	$255,885,571
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$9,746,310	$4,218,567
Net realized gain (loss)	46,043,388	18,406,426
Net change in unrealized appreciation (depreciation)	200,095,873	46,896,439
Net increase (decrease) in net assets resulting from operations	255,885,571	69,521,432
Dividends and/or distributions to shareholders:
Class A	(22,806,662)	(62,195,198)
Class C	(1,019,798)	(4,983,032)
Class I	(980,611)	(2,554,982)
Class R	(16,247)	(58,189)
Class R3	(50,029)	(94,976)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(24,873,347)	(69,886,377)
Capital share transactions:
Proceeds from shares sold:
Class A	21,700,569	20,993,331
Class C	6,175,838	5,569,321
Class I	14,047,279	7,581,945
Class R	28,095	45,516
Class R3	1,817,839	1,384,502
	43,769,620	35,574,615
Dividends and/or distributions reinvested:
Class A	21,909,568	59,672,021
Class C	1,019,185	4,975,115
Class I	957,890	2,493,763
Class R	16,247	58,189
Class R3	50,029	94,976
	23,952,919	67,294,064
Cost of shares redeemed:
Class A	(125,451,752)	(109,472,845)
Class C	(10,777,587)	(9,880,650)
Class I	(12,794,663)	(11,200,882)
Class R	(107,156)	(270,592)
Class R3	(424,744)	(92,249)
	(149,555,902)	(130,917,218)
Automatic conversions:
Class A	11,357,645	16,292,156
Class C	(11,357,645)	(16,292,156)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(81,833,363)	(28,048,539)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	3,606 (A)	—
Class C	930 (A)	—
Class R	708 (A)	—
	5,244	—
Net increase (decrease) in net assets	149,184,105	(28,413,484)
Net assets:
Beginning of year	828,819,579	857,233,063
End of year	$978,003,684	$828,819,579
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2024	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	1,520,224	1,714,179
Class C	448,282	468,054
Class I	934,454	607,598
Class R	1,954	3,722
Class R3	123,260	111,152
	3,028,174	2,904,705
Shares reinvested:
Class A	1,637,486	5,193,387
Class C	78,884	448,613
Class I	71,538	217,227
Class R	1,222	5,104
Class R3	3,745	8,280
	1,792,875	5,872,611
Shares redeemed:
Class A	(8,746,651)	(8,877,527)
Class C	(785,316)	(831,785)
Class I	(877,481)	(901,515)
Class R	(7,374)	(22,065)
Class R3	(29,454)	(7,384)
	(10,446,276)	(10,640,276)
Automatic conversions:
Class A	798,587	1,317,164
Class C	(830,646)	(1,368,542)
	(32,059)	(51,378)
Net increase (decrease) in shares outstanding:
Class A	(4,790,354)	(652,797)
Class C	(1,088,796)	(1,283,660)
Class I	128,511	(76,690)
Class R	(4,198)	(13,239)
Class R3	97,551	112,048
	(5,657,286)	(1,914,338)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$12.01	$12.09	$16.86	$12.53	$13.01
Investment operations:
Net investment income (loss) (A)	0.15	0.06	0.46	0.06	0.17
Net realized and unrealized gain (loss)	3.63	0.86	(3.95)	4.86	0.48
Total investment operations	3.78	0.92	(3.49)	4.92	0.65
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.06)	(0.47)	(0.10)	(0.21)
Net realized gains	(0.20)	(0.94)	(0.81)	(0.49)	(0.92)
Total dividends and/or distributions to shareholders	(0.37)	(1.00)	(1.28)	(0.59)	(1.13)
Net asset value, end of year	$15.42	$12.01	$12.09	$16.86	$12.53
Total return (E)	31.97%(C)	7.98%	(22.39)%(D)	40.12%	5.01%
Ratio and supplemental data:
Net assets end of year (000’s)	$886,737	$747,924	$760,822	$1,072,922	$809,244
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.48%	0.50%	0.50%	0.48%	0.53%
Including waiver and/or reimbursement and recapture	0.48%	0.50%(G)	0.49%	0.48%	0.53%
Net investment income (loss) to average net assets	1.05%	0.51%	3.37%	0.41%	1.40%
Portfolio turnover rate	11%	8%	24%	8%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$11.51	$11.66	$16.27	$12.11	$12.59
Investment operations:
Net investment income (loss) (A)	0.04	(0.03)	0.39	(0.03)	0.09
Net realized and unrealized gain (loss)	3.48	0.82	(3.89)	4.68	0.44
Total investment operations	3.52	0.79	(3.50)	4.65	0.53
Contributions from affiliate	0.00 (B)(C)	—	0.01 (D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	—	(0.31)	—	(0.09)
Net realized gains	(0.20)	(0.94)	(0.81)	(0.49)	(0.92)
Total dividends and/or distributions to shareholders	(0.25)	(0.94)	(1.12)	(0.49)	(1.01)
Net asset value, end of year	$14.78	$11.51	$11.66	$16.27	$12.11
Total return (E)	30.92%(C)	7.07%	(23.00)%(D)	39.09%	4.13%
Ratio and supplemental data:
Net assets end of year (000’s)	$46,767	$48,950	$64,542	$116,319	$143,282
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.31%	1.33%	1.30%	1.26%	1.31%
Including waiver and/or reimbursement and recapture	1.31%	1.33%(G)	1.29%	1.26%	1.31%
Net investment income (loss) to average net assets	0.31%	(0.25)%	2.89%	(0.23)%	0.74%
Portfolio turnover rate	11%	8%	24%	8%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$12.04	$12.11	$16.88	$12.53	$13.01
Investment operations:
Net investment income (loss) (A)	0.19	0.11	0.50	0.12	0.22
Net realized and unrealized gain (loss)	3.66	0.85	(3.95)	4.86	0.47
Total investment operations	3.85	0.96	(3.45)	4.98	0.69
Contributions from affiliate	—	—	0.02 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.09)	(0.53)	(0.14)	(0.25)
Net realized gains	(0.20)	(0.94)	(0.81)	(0.49)	(0.92)
Total dividends and/or distributions to shareholders	(0.41)	(1.03)	(1.34)	(0.63)	(1.17)
Net asset value, end of year	$15.48	$12.04	$12.11	$16.88	$12.53
Total return	32.47%	8.37%	(22.01)%(B)	40.62%	5.31%
Ratio and supplemental data:
Net assets end of year (000’s)	$40,340	$29,828	$30,933	$42,252	$32,886
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.24%	0.25%	0.25%	0.24%	0.26%
Including waiver and/or reimbursement and recapture	0.15%(D)	0.15%(D)	0.15%(E)	0.15%(E)	0.25%(E)
Net investment income (loss) to average net assets	1.35%	0.86%	3.65%	0.77%	1.81%
Portfolio turnover rate	11%	8%	24%	8%	26%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.14%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(E)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the years indicated:	Class R
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$11.90	$11.96	$16.70	$12.41	$12.89
Investment operations:
Net investment income (loss) (A)	0.12	0.04	0.47	0.04	0.14
Net realized and unrealized gain (loss)	3.61	0.85	(3.98)	4.81	0.47
Total investment operations	3.73	0.89	(3.51)	4.85	0.61
Contributions from affiliate	0.01 (B)	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.01)	(0.42)	(0.07)	(0.17)
Net realized gains	(0.20)	(0.94)	(0.81)	(0.49)	(0.92)
Total dividends and/or distributions to shareholders	(0.33)	(0.95)	(1.23)	(0.56)	(1.09)
Net asset value, end of year	$15.31	$11.90	$11.96	$16.70	$12.41
Total return	31.84%(B)	7.76%	(22.64)%	39.84%	4.72%
Ratio and supplemental data:
Net assets end of year (000’s)	$693	$589	$750	$1,519	$1,625
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.73%	0.75%	0.73%	0.72%	0.76%
Including waiver and/or reimbursement and recapture	0.73%	0.75%(D)	0.73%	0.72%	0.76%
Net investment income (loss) to average net assets	0.81%	0.29%	3.43%	0.26%	1.17%
Portfolio turnover rate	11%	8%	24%	8%	26%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.10%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of year	$12.00	$12.10	$13.86
Investment operations:
Net investment income (loss) (B)	0.13	0.02	0.02
Net realized and unrealized gain (loss)	3.68	0.91	(1.78)
Total investment operations	3.81	0.93	(1.76)
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.09)	—
Net realized gains	(0.20)	(0.94)	—
Total dividends and/or distributions to shareholders	(0.40)	(1.03)	—
Net asset value, end of year	$15.41	$12.00	$12.10
Total return	32.22%	8.05%	(12.70)%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$3,467	$1,529	$186
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55%	0.55%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	0.92%	0.16%	0.24%(E)
Portfolio turnover rate	11%	8%	24%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Growth Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust and also invests in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at October 31, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2024.
Repurchase agreements at October 31, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at October 31, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of October 31, 2024.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$421,538	$—	$—	$421,538
Total	$—	$—	$421,538	$—	$—	$421,538

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(26,654)	$—	$—	$(26,654)
Total	$—	$—	$(26,654)	$—	$—	$(26,654)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of October 31, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$4,565,387	$—	$—	$4,565,387
Total	$—	$—	$4,565,387	$—	$—	$4,565,387

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$1,486,979	$—	$—	$1,486,979
Total	$—	$—	$1,486,979	$—	$—	$1,486,979
The following is a summary of the ending monthly average volume on derivative activity during the year ended October 31, 2024.
Futures contracts:
Average notional value of contracts — long	$30,796,337
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.55%	March 1, 2025
Class C	1.35	March 1, 2025
Class I	0.30	March 1, 2025
Class R	0.78	March 1, 2025
Class R3	0.35	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R3 (A)	$31	$2,415	$4,772	$7,218

(A)	Class R3 commenced operations on March 1, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$389,234	$1,824
Class C	—	8,765
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025. These amounts are not subject to recapture by TAM.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$907,114	$74,815
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
9. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$104,321,809	$208,369,221
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, mark-to-market on futures contracts and liquidating trust basis adjustments. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$709,825,681	$273,134,020	$(4,607,960)	$268,526,060
As of October 31, 2024, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2024, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$11,398,987	$—	$13,474,360	$—	$4,052,722	$—	$65,833,655	$—
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$1,904,797	$—	$42,075,595	$—	$—	$—	$268,529,506
11. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation - Growth Portfolio.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation - Growth Portfolio (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $11,131,291 of qualified dividend income.
For corporate shareholders, 34% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $13,474,360 for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 6,405,508	$1,143,559
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation – Growth Portfolio (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 5- and 10-year periods, and below the median for the past 3-year period. The Board also noted that the performance of Class I Shares of the Fund was below the benchmark that TAM utilizes to measure performance for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on August 28, 2020 pursuant to its current investment strategies and benchmark.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Growth Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978453 AA GROWTH PORT 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica Asset Allocation - Moderate Growth Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
INVESTMENT COMPANIES - 99.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	5,843	$ 7,024
International Equity Funds - 19.6%
Transamerica Emerging Markets Equity (C)	3,227,061	26,171,471
Transamerica International Equity (C)	4,289,052	91,614,147
Transamerica International Focus (C)	5,706,231	45,421,599
Transamerica International Small Cap Value (C)	503,730	7,661,731
Transamerica International Stock (C)	9,177,779	112,611,347
		283,480,295
International Fixed Income Fund - 3.6%
Transamerica Emerging Markets Debt (C)	5,593,326	51,850,132
U.S. Equity Funds - 48.9%
Transamerica Capital Growth (B)(C)	3,372,103	32,507,071
Transamerica Large Cap Value (C)	19,878,555	297,184,396
Transamerica Mid Cap Growth (B)(C)	1,382,082	13,862,282
Transamerica Mid Cap Value Opportunities (C)	584,910	6,855,143
Transamerica Small Cap Growth (C)	1,371,666	9,176,448
Transamerica Small Cap Value (C)	1,182,764	7,415,930
Transamerica Sustainable Equity Income (C)	4,297,405	36,871,733
Transamerica US Growth (C)	9,239,285	304,249,657
		708,122,660
U.S. Fixed Income Funds - 25.9%
Transamerica Bond (C)	9,604,953	77,319,871
Transamerica Core Bond (C)	20,876,127	179,117,166
Transamerica Floating Rate (C)	898,469	8,122,162
Transamerica High Yield Bond (C)	1,734,126	14,237,171
Transamerica Inflation Opportunities (C)	5,207,166	50,926,081
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Long Credit (C)	4,660,588	$ 44,741,648
Transamerica Short-Term Bond (C)	2,330	22,837
		374,486,936
U.S. Mixed Allocation Fund - 1.1%
Transamerica Energy Infrastructure (C)	1,932,128	16,036,660
Total Investment Companies (Cost $1,128,229,356)		1,433,983,707
EXCHANGE-TRADED FUNDS - 0.1%
U.S. Equity Funds - 0.1%
Alerian MLP ETF	15,241	708,707
Health Care Select Sector SPDR Fund	7,829	1,149,845
Total Exchange-Traded Funds (Cost $1,725,464)		1,858,552

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.10% (F), dated 10/31/2024, to be repurchased at $10,161,910 on 11/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $10,364,657.	$ 10,161,317	10,161,317
Total Repurchase Agreement (Cost $10,161,317)		10,161,317
Total Investments (Cost $1,140,116,137)		1,446,003,576
Net Other Assets (Liabilities) - 0.1%		1,169,201
Net Assets - 100.0%		$ 1,447,172,777
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	234	12/19/2024	$26,675,553	$25,849,687	$—	$(825,866)
EURO STOXX 50® Index	26	12/20/2024	1,408,100	1,367,127	—	(40,973)
S&P 500® E-Mini Index	166	12/20/2024	47,286,577	47,629,550	342,973	—
TOPIX Index	32	12/12/2024	5,335,923	5,674,872	338,949	—
Total Futures Contracts					$681,922	$(866,839)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,433,976,683	$—	$—	$1,433,976,683
Exchange-Traded Funds	1,858,552	—	—	1,858,552
Repurchase Agreement	—	10,161,317	—	10,161,317
Total	$1,435,835,235	$10,161,317	$—	$1,445,996,552
Investment Companies Measured at Net Asset Value (D)				7,024
Total Investments				$1,446,003,576
Other Financial Instruments
Futures Contracts (H)	$681,922	$—	$—	$681,922
Total Other Financial Instruments	$681,922	$—	$—	$681,922
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(866,839)	$—	$—	$(866,839)
Total Other Financial Instruments	$(866,839)	$—	$—	$(866,839)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$58,858,462	$16,774,197	$(2,000,000)	$(71,157)	$3,758,369	$77,319,871	9,604,953	$3,274,197	$—
Transamerica Capital Growth	10,527,201	15,799,999	(4,500,000)	(559,799)	11,239,670	32,507,071	3,372,103	—	—
Transamerica Core Bond	151,166,677	26,123,726	(7,100,000)	(634,486)	9,561,249	179,117,166	20,876,127	7,623,726	—
Transamerica Emerging Markets Debt	34,310,346	16,008,395	(2,000,000)	31,332	3,500,059	51,850,132	5,593,326	2,603,905	—
Transamerica Emerging Markets Equity	31,206,174	932,966	(10,500,000)	(2,473,950)	7,006,281	26,171,471	3,227,061	932,966	—
Transamerica Energy Infrastructure	14,205,664	1,140,333	(3,500,000)	539,330	3,651,333	16,036,660	1,932,128	1,140,332	—
Transamerica Floating Rate	—	15,556,411	(7,400,000)	(44,034)	9,785	8,122,162	898,469	756,411	—
Transamerica Global Allocation Liquidating Trust	7,264	—	—	—	(240)	7,024	5,843	—	—
Transamerica High Yield Bond	286,687	21,379,642	(7,500,000)	(51,400)	122,242	14,237,171	1,734,126	679,642	—
Transamerica Inflation Opportunities	42,175,720	8,905,271	(3,000,000)	(46,931)	2,892,021	50,926,081	5,207,166	1,203,249	—
Transamerica International Equity	146,910,633	5,221,720	(82,500,000)	15,500,998	6,480,796	91,614,147	4,289,052	5,221,720	—
Transamerica International Focus	41,552,007	11,537,125	(9,500,000)	577,392	1,255,075	45,421,599	5,706,231	1,491,172	2,045,953
Transamerica International Small Cap Value	13,433,555	464,622	(9,000,000)	2,651,825	111,729	7,661,731	503,730	464,622	—
Transamerica International Stock	54,551,905	46,014,497	(5,000,000)	923,852	16,121,093	112,611,347	9,177,779	2,014,497	—
Transamerica Large Cap Value	205,892,389	63,262,867	(29,500,000)	3,138,514	54,390,626	297,184,396	19,878,555	3,280,150	15,982,717
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Long Credit	$—	$46,139,441	$(1,000,000)	$20,134	$(417,927)	$44,741,648	4,660,588	$1,638,441	$—
Transamerica Mid Cap Growth	23,112,048	—	(16,000,000)	(755)	6,750,989	13,862,282	1,382,082	—	—
Transamerica Mid Cap Value Opportunities	17,736,295	946,398	(14,000,000)	530,145	1,642,305	6,855,143	584,910	201,786	744,612
Transamerica Short-Term Bond	63,927,909	626,539	(65,889,099)	814,174	543,314	22,837	2,330	626,537	—
Transamerica Small Cap Growth	6,881,141	1,346,281	—	—	949,026	9,176,448	1,371,666	—	346,281
Transamerica Small Cap Value	5,476,506	192,998	—	—	1,746,426	7,415,930	1,182,764	192,998	—
Transamerica Sustainable Equity Income	67,931,647	919,139	(46,000,000)	1,165,576	12,855,371	36,871,733	4,297,405	919,139	—
Transamerica US Growth	293,846,034	14,986,015	(98,500,000)	3,942,535	89,975,073	304,249,657	9,239,285	—	10,986,015
Total	$1,283,996,264	$314,278,582	$(424,389,099)	$25,953,295	$234,144,665	$1,433,983,707	114,727,679	$34,265,490	$30,105,578

(D)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(E)	Restricted security. At October 31, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$7,024	0.0%(A)

(F)	Rate disclosed reflects the yield at October 31, 2024.
(G)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $1,128,229,356)	$1,433,983,707
Unaffiliated investments, at value (cost $1,725,464)	1,858,552
Repurchase agreement, at value (cost $10,161,317)	10,161,317
Cash collateral pledged at broker for:
Futures contracts	3,624,321
Receivables and other assets:
Shares of beneficial interest sold	154,462
Dividends from affiliated investments	1,261,607
Interest	593
Total assets	1,451,044,559
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	1,261,607
Shares of beneficial interest redeemed	888,377
Investment management fees	123,283
Distribution and service fees	343,038
Transfer agent fees	104,344
Trustee and CCO fees	397
Audit and tax fees	27,895
Custody fees	11,037
Legal fees	17,429
Printing and shareholder reports fees	29,197
Registration fees	822
Other accrued expenses	16,457
Variation margin payable on futures contracts	1,047,899
Total liabilities	3,871,782
Net assets	$1,447,172,777
Net assets consist of:
Paid-in capital	$1,088,848,883
Total distributable earnings (accumulated losses)	358,323,894
Net assets	$1,447,172,777
Net assets by class:
Class A	$1,329,913,581
Class C	61,020,276
Class I	52,245,238
Class R	1,608,312
Class R3	2,385,370
Shares outstanding (unlimited shares, no par value):
Class A	98,890,558
Class C	4,457,702
Class I	3,874,715
Class R	119,663
Class R3	177,276
Net asset value per share: (A)
Class A	$13.45
Class C	13.69
Class I	13.48
Class R	13.44
Class R3	13.46
Maximum offering price per share: (B)
Class A	$14.23

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$34,265,490
Dividend income from unaffiliated investments	104,374
Interest income from unaffiliated investments	433,312
Total investment income	34,803,176
Expenses:
Investment management fees	1,476,807
Distribution and service fees:
Class A	3,313,699
Class C	675,001
Class R	7,158
Class R3	3,713
Transfer agent fees:
Class A	1,092,682
Class C	101,021
Class I	54,271
Class R	1,005
Class R3	2,339
Trustee and CCO fees	58,981
Audit and tax fees	43,165
Custody fees	16,472
Legal fees	112,113
Printing and shareholder reports fees	93,256
Registration fees	84,675
Other	62,432
Total expenses before waiver and/or reimbursement and recapture	7,198,790
Expenses waived and/or reimbursed:
Class I	(49,506)
Class R3	(2,876)
Recapture of previously waived and/or reimbursed fees:
Class R3	24
Net expenses	7,146,432
Net investment income (loss)	27,656,744
Net realized gain (loss) on:
Affiliated investments	25,953,295
Unaffiliated investments	92,551
Capital gain distributions received from affiliated investment companies	30,105,578
Futures contracts	7,055,035
Net realized gain (loss)	63,206,459
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	234,144,665
Unaffiliated investments	(93,614)
Futures contracts	3,037,526
Translation of assets and liabilities denominated in foreign currencies	(13,482)
Net change in unrealized appreciation (depreciation)	237,075,095
Net realized and change in unrealized gain (loss)	300,281,554
Net increase (decrease) in net assets resulting from operations	$327,938,298
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$27,656,744	$17,080,476
Net realized gain (loss)	63,206,459	20,839,622
Net change in unrealized appreciation (depreciation)	237,075,095	40,579,678
Net increase (decrease) in net assets resulting from operations	327,938,298	78,499,776
Dividends and/or distributions to shareholders:
Class A	(43,035,308)	(44,238,859)
Class C	(1,628,856)	(2,322,697)
Class I	(1,793,206)	(1,891,267)
Class R	(42,192)	(38,599)
Class R3	(35,515)	(14,755)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(46,535,077)	(48,506,177)
Capital share transactions:
Proceeds from shares sold:
Class A	20,818,250	22,972,379
Class C	5,581,140	7,113,166
Class I	9,950,504	8,545,132
Class R	203,818	58,663
Class R3	2,123,542	1,548,817
	38,677,254	40,238,157
Dividends and/or distributions reinvested:
Class A	41,035,631	42,153,995
Class C	1,622,347	2,319,368
Class I	1,770,149	1,872,607
Class R	41,727	38,168
Class R3	35,515	14,755
	44,505,369	46,398,893
Cost of shares redeemed:
Class A	(192,859,323)	(182,982,350)
Class C	(12,048,284)	(14,865,505)
Class I	(16,931,259)	(14,985,677)
Class R	(121,055)	(143,154)
Class R3	(715,235)	(1,029,994)
	(222,675,156)	(214,006,680)
Automatic conversions:
Class A	17,204,880	22,593,218
Class C	(17,204,880)	(22,593,218)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(139,492,533)	(127,369,630)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	2,804 (A)	—
Class C	1,722 (A)	—
Class R	1,592 (A)	—
	6,118	—
Net increase (decrease) in net assets	141,916,806	(97,376,031)
Net assets:
Beginning of year	1,305,255,971	1,402,632,002
End of year	$1,447,172,777	$1,305,255,971
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2024	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	1,653,032	2,039,324
Class C	431,809	617,393
Class I	772,611	755,039
Class R	15,340	5,162
Class R3	165,738	135,868
	3,038,530	3,552,786
Shares reinvested:
Class A	3,408,275	3,914,020
Class C	131,471	210,469
Class I	147,022	174,034
Class R	3,466	3,541
Class R3	2,952	1,369
	3,693,186	4,303,433
Shares redeemed:
Class A	(15,202,164)	(16,154,810)
Class C	(933,981)	(1,291,211)
Class I	(1,333,298)	(1,324,295)
Class R	(9,538)	(12,570)
Class R3	(56,636)	(91,849)
	(17,535,617)	(18,874,735)
Automatic conversions:
Class A	1,371,393	1,983,617
Class C	(1,344,118)	(1,947,241)
	27,275	36,376
Net increase (decrease) in shares outstanding:
Class A	(8,769,464)	(8,217,849)
Class C	(1,714,819)	(2,410,590)
Class I	(413,665)	(395,222)
Class R	9,268	(3,867)
Class R3	112,054	45,388
	(10,776,626)	(10,982,140)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$11.02	$10.84	$14.72	$11.87	$12.05
Investment operations:
Net investment income (loss) (A)	0.25	0.14	0.37	0.17	0.18
Net realized and unrealized gain (loss)	2.59	0.43	(3.12)	3.21	0.50
Total investment operations	2.84	0.57	(2.75)	3.38	0.68
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.12)	(0.38)	(0.15)	(0.23)
Net realized gains	(0.19)	(0.27)	(0.75)	(0.38)	(0.63)
Total dividends and/or distributions to shareholders	(0.41)	(0.39)	(1.13)	(0.53)	(0.86)
Net asset value, end of year	$13.45	$11.02	$10.84	$14.72	$11.87
Total return (E)	26.18%(C)	5.33%	(20.18)%(D)	29.05%	5.75%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,329,914	$1,186,870	$1,256,097	$1,756,950	$1,423,975
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.47%	0.48%	0.47%	0.46%	0.50%
Including waiver and/or reimbursement and recapture	0.47%	0.48%(G)	0.47%(G)	0.46%	0.50%
Net investment income (loss) to average net assets	1.93%	1.24%	3.05%	1.19%	1.59%
Portfolio turnover rate	18%	18%	35%	8%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$11.19	$10.98	$14.85	$11.96	$12.10
Investment operations:
Net investment income (loss) (A)	0.15	0.05	0.31	0.09	0.11
Net realized and unrealized gain (loss)	2.64	0.44	(3.22)	3.21	0.48
Total investment operations	2.79	0.49	(2.91)	3.30	0.59
Contributions from affiliate	0.00 (B)(C)	—	0.01 (D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.01)	(0.22)	(0.03)	(0.10)
Net realized gains	(0.19)	(0.27)	(0.75)	(0.38)	(0.63)
Total dividends and/or distributions to shareholders	(0.29)	(0.28)	(0.97)	(0.41)	(0.73)
Net asset value, end of year	$13.69	$11.19	$10.98	$14.85	$11.96
Total return (E)	25.16%(C)	4.51%	(20.81)%(D)	28.03%	4.97%
Ratio and supplemental data:
Net assets end of year (000’s)	$61,020	$69,100	$94,276	$166,140	$245,806
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.28%	1.29%	1.27%	1.24%	1.27%
Including waiver and/or reimbursement and recapture	1.28%	1.29%(G)	1.26%	1.24%	1.27%
Net investment income (loss) to average net assets	1.17%	0.45%	2.47%	0.66%	0.93%
Portfolio turnover rate	18%	18%	35%	8%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$11.04	$10.85	$14.73	$11.87	$12.04
Investment operations:
Net investment income (loss) (A)	0.29	0.18	0.42	0.21	0.22
Net realized and unrealized gain (loss)	2.59	0.43	(3.14)	3.21	0.50
Total investment operations	2.88	0.61	(2.72)	3.42	0.72
Contributions from affiliate	—	—	0.02 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.15)	(0.43)	(0.18)	(0.26)
Net realized gains	(0.19)	(0.27)	(0.75)	(0.38)	(0.63)
Total dividends and/or distributions to shareholders	(0.44)	(0.42)	(1.18)	(0.56)	(0.89)
Net asset value, end of year	$13.48	$11.04	$10.85	$14.73	$11.87
Total return	26.52%	5.69%	(19.78)%(B)	29.42%	6.12%
Ratio and supplemental data:
Net assets end of year (000’s)	$52,245	$47,351	$50,808	$73,488	$58,844
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.24%	0.24%	0.24%	0.23%	0.25%
Including waiver and/or reimbursement and recapture	0.14%(D)	0.14%(D)	0.14%(D)(E)	0.14%(E)	0.24%(E)
Net investment income (loss) to average net assets	2.26%	1.57%	3.40%	1.52%	1.92%
Portfolio turnover rate	18%	18%	35%	8%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.16%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(E)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the years indicated:	Class R
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$11.01	$10.82	$14.68	$11.84	$11.99
Investment operations:
Net investment income (loss) (A)	0.21	0.11	0.34	0.14	0.14
Net realized and unrealized gain (loss)	2.59	0.43	(3.12)	3.19	0.51
Total investment operations	2.80	0.54	(2.78)	3.33	0.65
Contributions from affiliate	0.01 (B)	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.08)	(0.33)	(0.11)	(0.17)
Net realized gains	(0.19)	(0.27)	(0.75)	(0.38)	(0.63)
Total dividends and/or distributions to shareholders	(0.38)	(0.35)	(1.08)	(0.49)	(0.80)
Net asset value, end of year	$13.44	$11.01	$10.82	$14.68	$11.84
Total return	25.92%(B)	5.08%	(20.34)%	28.63%	5.51%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,609	$1,215	$1,236	$1,781	$1,979
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.70%	0.73%	0.73%	0.73%	0.77%
Including waiver and/or reimbursement and recapture	0.70%	0.73%	0.73%	0.73%	0.77%
Net investment income (loss) to average net assets	1.67%	0.97%	2.78%	1.00%	1.26%
Portfolio turnover rate	18%	18%	35%	8%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.11%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of year	$11.04	$10.85	$12.38
Investment operations:
Net investment income (loss) (B)	0.24	0.15	0.07
Net realized and unrealized gain (loss)	2.61	0.44	(1.60)
Total investment operations	2.85	0.59	(1.53)
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.13)	—
Net realized gains	(0.19)	(0.27)	—
Total dividends and/or distributions to shareholders	(0.43)	(0.40)	—
Net asset value, end of year	$13.46	$11.04	$10.85
Total return	26.29%	5.50%	(12.36)%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$2,385	$720	$215
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.54%	0.54%	0.54%(E)
Including waiver and/or reimbursement and recapture	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	1.85%	1.36%	0.93%(E)
Portfolio turnover rate	18%	18%	35%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Moderate Growth Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust and also invests in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
1. ORGANIZATION (continued)
preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at October 31, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2024.
Repurchase agreements at October 31, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at October 31, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of October 31, 2024.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$681,922	$—	$—	$681,922
Total	$—	$—	$681,922	$—	$—	$681,922

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(825,866)	$—	$(40,973)	$—	$—	$(866,839)
Total	$(825,866)	$—	$(40,973)	$—	$—	$(866,839)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of October 31, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,290,771	$—	$5,764,264	$—	$—	$7,055,035
Total	$1,290,771	$—	$5,764,264	$—	$—	$7,055,035
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,939,211	$—	$1,098,315	$—	$—	$3,037,526
Total	$1,939,211	$—	$1,098,315	$—	$—	$3,037,526
The following is a summary of the ending monthly average volume on derivative activity during the year ended October 31, 2024.
Futures contracts:
Average notional value of contracts — long	$94,290,859
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
7. RISK FACTORS (continued)
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of October 31, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,736,607	0.12%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.52%	March 1, 2025
Class C	1.32	March 1, 2025
Class I	0.29	March 1, 2025
Class R	0.78	March 1, 2025
Class R3	0.35	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R3 (A)	$29	$1,115	$2,876	$4,020

(A)	Commenced operations on March 1, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$374,506	$1,743
Class C	—	5,260
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025. These amounts are not subject to recapture by TAM.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,225,357	$100,012
9. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$255,469,500	$430,444,171
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, mark-to-market on futures contracts and liquidating trust basis adjustments. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,161,756,402	$306,460,542	$(21,874,420)	$284,586,122
As of October 31, 2024, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2024, the Fund did not have any capital loss carryforwards utilized.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$24,720,701	$—	$21,814,376	$—	$12,770,922	$—	$35,735,255	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$17,333,422	$—	$56,417,832	$—	$—	$—	$284,572,640
11. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation - Moderate Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation - Moderate Growth Portfolio (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $12,457,827 of qualified dividend income.
For corporate shareholders, 18% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $21,814,376 for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 7,266,904	$1,304,675
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation – Moderate Growth Portfolio (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Class I Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Fund’s sub-adviser had commenced sub-advising the Fund on August 28, 2020 pursuant to its current investment strategies and benchmarks.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978453 AA MOD GROWTH PORT 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica Asset Allocation - Moderate Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
INVESTMENT COMPANIES - 99.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	3,627	$ 4,360
International Equity Funds - 14.0%
Transamerica Emerging Markets Equity (C)	1,166,291	9,458,623
Transamerica International Equity (C)	1,823,875	38,957,962
Transamerica International Focus (C)	2,292,275	18,246,510
Transamerica International Small Cap Value (C)	206,262	3,137,241
Transamerica International Stock (C)	4,116,804	50,513,191
		120,313,527
International Fixed Income Fund - 3.6%
Transamerica Emerging Markets Debt (C)	3,313,637	30,717,417
U.S. Equity Funds - 34.6%
Transamerica Capital Growth (B)(C)	1,647,444	15,881,356
Transamerica Large Cap Value (C)	8,375,793	125,218,103
Transamerica Mid Cap Growth (B)(C)	552,800	5,544,578
Transamerica Mid Cap Value Opportunities (C)	211,217	2,475,466
Transamerica Small Cap Growth (C)	660,827	4,420,934
Transamerica Small Cap Value (C)	676,083	4,239,038
Transamerica Sustainable Equity Income (C)	1,541,254	13,223,962
Transamerica US Growth (C)	3,822,614	125,878,688
		296,882,125
U.S. Fixed Income Funds - 45.9%
Transamerica Bond (C)	12,056,309	97,053,290
Transamerica Core Bond (C)	26,470,295	227,115,127
Transamerica Floating Rate (C)	578,983	5,234,010
Transamerica High Yield Bond (C)	1,026,864	8,430,557
Transamerica Inflation Opportunities (C)	3,096,932	30,287,995
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Long Credit (C)	2,765,278	$ 26,546,665
Transamerica Short-Term Bond (C)	926	9,072
		394,676,716
U.S. Mixed Allocation Fund - 1.0%
Transamerica Energy Infrastructure (C)	1,074,098	8,915,014
Total Investment Companies (Cost $724,901,242)		851,509,159
EXCHANGE-TRADED FUNDS - 0.1%
U.S. Equity Funds - 0.1%
Alerian MLP ETF	9,487	441,146
Health Care Select Sector SPDR Fund	4,644	682,064
Total Exchange-Traded Funds (Cost $1,039,032)		1,123,210

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.10% (F), dated 10/31/2024, to be repurchased at $5,831,623 on 11/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $5,947,935.	$ 5,831,283	5,831,283
Total Repurchase Agreement (Cost $5,831,283)		5,831,283
Total Investments (Cost $731,771,557)		858,463,652
Net Other Assets (Liabilities) - 0.1%		754,247
Net Assets - 100.0%		$ 859,217,899
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	142	12/19/2024	$16,184,153	$15,686,563	$—	$(497,590)
EURO STOXX 50® Index	15	12/20/2024	812,365	788,727	—	(23,638)
S&P 500® E-Mini Index	98	12/20/2024	27,916,694	28,118,650	201,956	—
TOPIX Index	20	12/12/2024	3,334,952	3,546,795	211,843	—
Total Futures Contracts					$413,799	$(521,228)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$851,504,799	$—	$—	$851,504,799
Exchange-Traded Funds	1,123,210	—	—	1,123,210
Repurchase Agreement	—	5,831,283	—	5,831,283
Total	$852,628,009	$5,831,283	$—	$858,459,292
Investment Companies Measured at Net Asset Value (D)				4,360
Total Investments				$858,463,652
Other Financial Instruments
Futures Contracts (H)	$413,799	$—	$—	$413,799
Total Other Financial Instruments	$413,799	$—	$—	$413,799
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(521,228)	$—	$—	$(521,228)
Total Other Financial Instruments	$(521,228)	$—	$—	$(521,228)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$93,597,363	$6,706,655	$(9,200,000)	$(702,746)	$6,652,018	$97,053,290	12,056,309	$4,406,656	$—
Transamerica Capital Growth	3,393,099	9,000,000	(1,000,000)	(191,891)	4,680,148	15,881,356	1,647,444	—	—
Transamerica Core Bond	196,045,587	37,583,242	(18,200,000)	(889,566)	12,575,864	227,115,127	26,470,295	9,795,452	—
Transamerica Emerging Markets Debt	20,879,231	9,895,556	(2,200,000)	(6,846)	2,149,476	30,717,417	3,313,637	1,591,750	—
Transamerica Emerging Markets Equity	16,654,294	497,910	(9,700,000)	(1,648,511)	3,654,930	9,458,623	1,166,291	497,910	—
Transamerica Energy Infrastructure	8,631,140	693,600	(2,800,000)	577,841	1,812,433	8,915,014	1,074,098	685,778	—
Transamerica Floating Rate	—	9,755,952	(4,500,000)	(27,749)	5,807	5,234,010	578,983	455,952	—
Transamerica Global Allocation Liquidating Trust	4,509	—	—	—	(149)	4,360	3,627	—	—
Transamerica High Yield Bond	261,993	12,823,333	(4,700,000)	(35,479)	80,710	8,430,557	1,026,864	423,333	—
Transamerica Inflation Opportunities	36,207,801	2,804,011	(11,000,000)	(1,549,371)	3,825,554	30,287,995	3,096,932	775,032	—
Transamerica International Equity	63,623,098	2,239,645	(36,550,000)	6,781,462	2,863,757	38,957,962	1,823,875	2,239,645	—
Transamerica International Focus	13,716,450	9,195,521	(5,500,000)	194,677	639,862	18,246,510	2,292,275	504,004	691,516
Transamerica International Small Cap Value	8,066,537	278,994	(6,500,000)	1,685,985	(394,275)	3,137,241	206,262	278,994	—
Transamerica International Stock	23,793,074	22,391,288	(3,200,000)	526,172	7,002,657	50,513,191	4,116,804	841,288	—
Transamerica Large Cap Value	89,334,339	26,024,555	(14,700,000)	1,464,177	23,095,032	125,218,103	8,375,793	1,389,838	6,934,717
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Long Credit	$—	$27,787,133	$(1,000,000)	$20,130	$(260,598)	$26,546,665	2,765,278	$986,133	$—
Transamerica Mid Cap Growth	10,679,450	—	(8,000,000)	62,696	2,802,432	5,544,578	552,800	—	—
Transamerica Mid Cap Value Opportunities	8,288,125	442,250	(7,300,000)	329,848	715,243	2,475,466	211,217	94,294	347,956
Transamerica Short-Term Bond	44,300,108	403,196	(45,624,116)	1,309,128	(379,244)	9,072	926	403,196	—
Transamerica Small Cap Growth	4,532,770	228,103	(1,000,000)	(311,196)	971,257	4,420,934	660,827	—	228,103
Transamerica Small Cap Value	3,873,659	136,512	(1,000,000)	(150,883)	1,379,750	4,239,038	676,083	136,512	—
Transamerica Sustainable Equity Income	27,673,733	366,856	(20,500,000)	1,970,568	3,712,805	13,223,962	1,541,254	366,856	—
Transamerica US Growth	131,070,383	7,240,146	(53,100,000)	2,453,992	38,214,167	125,878,688	3,822,614	—	4,840,146
Total	$804,626,743	$186,494,458	$(267,274,116)	$11,862,438	$115,799,636	$851,509,159	77,480,488	$25,872,623	$13,042,438

(D)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(E)	Restricted security. At October 31, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$4,360	0.0%(A)

(F)	Rate disclosed reflects the yield at October 31, 2024.
(G)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $724,901,242)	$851,509,159
Unaffiliated investments, at value (cost $1,039,032)	1,123,210
Repurchase agreement, at value (cost $5,831,283)	5,831,283
Cash collateral pledged at broker for:
Futures contracts	2,158,911
Receivables and other assets:
Shares of beneficial interest sold	31,192
Dividends from affiliated investments	1,387,036
Interest	340
Total assets	862,041,131
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	1,387,036
Shares of beneficial interest redeemed	404,685
Investment management fees	74,904
Distribution and service fees	202,476
Transfer agent fees	58,813
Trustee and CCO fees	237
Audit and tax fees	25,589
Custody fees	7,159
Legal fees	10,712
Printing and shareholder reports fees	18,034
Registration fees	822
Other accrued expenses	12,124
Variation margin payable on futures contracts	620,641
Total liabilities	2,823,232
Net assets	$859,217,899
Net assets consist of:
Paid-in capital	$702,568,668
Total distributable earnings (accumulated losses)	156,649,231
Net assets	$859,217,899
Net assets by class:
Class A	$793,634,212
Class C	33,309,389
Class I	27,636,222
Class R	3,598,264
Class R3	1,039,812
Shares outstanding (unlimited shares, no par value):
Class A	66,119,716
Class C	2,733,918
Class I	2,295,702
Class R	301,058
Class R3	86,525
Net asset value per share: (A)
Class A	$12.00
Class C	12.18
Class I	12.04
Class R	11.95
Class R3	12.02
Maximum offering price per share: (B)
Class A	$12.70

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$25,872,623
Dividend income from unaffiliated investments	67,152
Interest income from unaffiliated investments	231,400
Total investment income	26,171,175
Expenses:
Investment management fees	911,370
Distribution and service fees:
Class A	2,015,074
Class C	385,673
Class R	12,168
Class R3	2,257
Transfer agent fees:
Class A	619,765
Class C	54,115
Class I	29,557
Class R	1,776
Class R3	1,423
Trustee and CCO fees	35,716
Audit and tax fees	36,444
Custody fees	10,296
Legal fees	67,846
Printing and shareholder reports fees	56,265
Registration fees	81,555
Other	44,417
Total expenses before waiver and/or reimbursement and recapture	4,365,717
Expenses waived and/or reimbursed:
Class I	(26,966)
Class R3	(1,816)
Recapture of previously waived and/or reimbursed fees:
Class R3	10
Net expenses	4,336,945
Net investment income (loss)	21,834,230
Net realized gain (loss) on:
Affiliated investments	11,862,438
Unaffiliated investments	54,469
Capital gain distributions received from affiliated investment companies	13,042,438
Futures contracts	4,497,830
Net realized gain (loss)	29,457,175
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	115,799,636
Unaffiliated investments	(80,112)
Futures contracts	1,872,022
Translation of assets and liabilities denominated in foreign currencies	(7,281)
Net change in unrealized appreciation (depreciation)	117,584,265
Net realized and change in unrealized gain (loss)	147,041,440
Net increase (decrease) in net assets resulting from operations	$168,875,670
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$21,834,230	$15,494,644
Net realized gain (loss)	29,457,175	10,127,344
Net change in unrealized appreciation (depreciation)	117,584,265	12,176,970
Net increase (decrease) in net assets resulting from operations	168,875,670	37,798,958
Dividends and/or distributions to shareholders:
Class A	(28,599,435)	(12,576,802)
Class C	(1,069,570)	(277,930)
Class I	(1,052,647)	(561,416)
Class R	(58,032)	(33,394)
Class R3	(24,428)	(1,498)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(30,804,112)	(13,451,040)
Capital share transactions:
Proceeds from shares sold:
Class A	14,173,816	15,541,322
Class C	2,706,354	3,157,014
Class I	5,318,567	6,114,305
Class R	1,742,028	265,245
Class R3	1,022,108	615,479
	24,962,873	25,693,365
Dividends and/or distributions reinvested:
Class A	27,262,657	11,987,533
Class C	1,067,785	277,280
Class I	998,679	542,566
Class R	56,305	32,760
Class R3	24,428	1,498
	29,409,854	12,841,637
Cost of shares redeemed:
Class A	(130,943,837)	(138,066,784)
Class C	(7,081,591)	(10,466,461)
Class I	(9,745,919)	(14,443,612)
Class R	(297,462)	(1,115,547)
Class R3	(602,836)	(191,484)
	(148,671,645)	(164,283,888)
Automatic conversions:
Class A	11,430,726	13,390,780
Class C	(11,430,726)	(13,390,780)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(94,298,918)	(125,748,886)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	2,024 (A)	—
Class C	834 (A)	—
Class R	1,410 (A)	—
	4,268	—
Net increase (decrease) in net assets	43,776,908	(101,400,968)
Net assets:
Beginning of year	815,440,991	916,841,959
End of year	$859,217,899	$815,440,991
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the years ended:
	October 31, 2024	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	1,248,281	1,476,640
Class C	232,752	296,539
Class I	463,059	578,500
Class R	149,804	25,331
Class R3	89,252	58,062
	2,183,148	2,435,072
Shares reinvested:
Class A	2,476,172	1,181,039
Class C	94,914	26,816
Class I	90,707	53,508
Class R	5,128	3,240
Class R3	2,217	147
	2,669,138	1,264,750
Shares redeemed:
Class A	(11,432,983)	(13,111,266)
Class C	(611,756)	(981,273)
Class I	(848,610)	(1,375,563)
Class R	(26,729)	(106,743)
Class R3	(52,236)	(17,991)
	(12,972,314)	(15,592,836)
Automatic conversions:
Class A	1,003,334	1,264,779
Class C	(986,024)	(1,246,352)
	17,310	18,427
Net increase (decrease) in shares outstanding:
Class A	(6,705,196)	(9,188,808)
Class C	(1,270,114)	(1,904,270)
Class I	(294,844)	(743,555)
Class R	128,203	(78,172)
Class R3	39,233	40,218
	(8,102,718)	(11,874,587)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class A
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$10.23	$10.01	$13.31	$11.48	$11.46
Investment operations:
Net investment income (loss) (A)	0.29	0.18	0.32	0.22	0.19
Net realized and unrealized gain (loss)	1.88	0.20	(2.62)	2.11	0.47
Total investment operations	2.17	0.38	(2.30)	2.33	0.66
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.16)	(0.32)	(0.20)	(0.25)
Net realized gains	(0.15)	—	(0.68)	(0.30)	(0.39)
Total dividends and/or distributions to shareholders	(0.40)	(0.16)	(1.00)	(0.50)	(0.64)
Net asset value, end of year	$12.00	$10.23	$10.01	$13.31	$11.48
Total return (E)	21.58%(C)	3.78%	(18.65)%(D)	20.68%	5.93%
Ratio and supplemental data:
Net assets end of year (000’s)	$793,634	$745,159	$821,113	$1,171,334	$1,004,834
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.47%	0.48%	0.47%	0.44%	0.49%
Including waiver and/or reimbursement and recapture	0.47%	0.48%(G)	0.47%(G)	0.44%	0.49%
Net investment income (loss) to average net assets	2.52%	1.75%	2.86%	1.76%	1.72%
Portfolio turnover rate	17%	18%	43%	8%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class C
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$10.36	$10.11	$13.38	$11.52	$11.47
Investment operations:
Net investment income (loss) (A)	0.20	0.10	0.25	0.17	0.12
Net realized and unrealized gain (loss)	1.91	0.20	(2.66)	2.07	0.45
Total investment operations	2.11	0.30	(2.41)	2.24	0.57
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.05)	(0.18)	(0.08)	(0.13)
Net realized gains	(0.15)	—	(0.68)	(0.30)	(0.39)
Total dividends and/or distributions to shareholders	(0.29)	(0.05)	(0.86)	(0.38)	(0.52)
Net asset value, end of year	$12.18	$10.36	$10.11	$13.38	$11.52
Total return (E)	20.57%(C)	2.97%	(19.23)%(D)	19.75%	5.06%
Ratio and supplemental data:
Net assets end of year (000’s)	$33,310	$41,482	$59,744	$104,930	$176,866
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.28%	1.28%	1.26%	1.23%	1.27%
Including waiver and/or reimbursement and recapture	1.28%	1.28%(G)	1.25%	1.23%	1.27%
Net investment income (loss) to average net assets	1.75%	0.95%	2.20%	1.30%	1.07%
Portfolio turnover rate	17%	18%	43%	8%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class I
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$10.25	$10.02	$13.32	$11.48	$11.46
Investment operations:
Net investment income (loss) (A)	0.32	0.22	0.35	0.27	0.22
Net realized and unrealized gain (loss)	1.90	0.19	(2.61)	2.10	0.47
Total investment operations	2.22	0.41	(2.26)	2.37	0.69
Contributions from affiliate	—	—	0.02 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.18)	(0.38)	(0.23)	(0.28)
Net realized gains	(0.15)	—	(0.68)	(0.30)	(0.39)
Total dividends and/or distributions to shareholders	(0.43)	(0.18)	(1.06)	(0.53)	(0.67)
Net asset value, end of year	$12.04	$10.25	$10.02	$13.32	$11.48
Total return	22.02%	4.12%	(18.24)%(B)	21.03%	6.19%
Ratio and supplemental data:
Net assets end of year (000’s)	$27,636	$26,556	$33,414	$47,079	$42,338
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.25%	0.25%	0.24%	0.22%	0.26%
Including waiver and/or reimbursement and recapture	0.15%(D)	0.15%(D)	0.15%(D)(E)	0.13%(E)	0.25%(E)
Net investment income (loss) to average net assets	2.83%	2.08%	3.15%	2.09%	2.00%
Portfolio turnover rate	17%	18%	43%	8%	24%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.15%.

(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(E)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the years indicated:	Class R
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$10.17	$9.96	$13.24	$11.42	$11.39
Investment operations:
Net investment income (loss) (A)	0.25	0.17	0.28	0.17	0.16
Net realized and unrealized gain (loss)	1.89	0.17	(2.59)	2.11	0.47
Total investment operations	2.14	0.34	(2.31)	2.28	0.63
Contributions from affiliate	0.01 (B)	—	0.00 (C)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.13)	(0.29)	(0.16)	(0.21)
Net realized gains	(0.15)	—	(0.68)	(0.30)	(0.39)
Total dividends and/or distributions to shareholders	(0.37)	(0.13)	(0.97)	(0.46)	(0.60)
Net asset value, end of year	$11.95	$10.17	$9.96	$13.24	$11.42
Total return	21.42%(B)	3.47%	(18.78)%(D)	20.34%	5.72%
Ratio and supplemental data:
Net assets end of year (000’s)	$3,598	$1,759	$2,500	$2,991	$3,031
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.72%	0.72%	0.71%	0.70%	0.73%
Including waiver and/or reimbursement and recapture	0.72%	0.72%	0.71%(F)	0.70%	0.73%
Net investment income (loss) to average net assets	2.17%	1.58%	2.53%	1.36%	1.46%
Portfolio turnover rate	17%	18%	43%	8%	24%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of year	$10.26	$10.02	$11.45
Investment operations:
Net investment income (loss) (B)	0.29	0.19	0.09
Net realized and unrealized gain (loss)	1.90	0.20	(1.52)
Total investment operations	2.19	0.39	(1.43)
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.15)	—
Net realized gains	(0.15)	—	—
Total dividends and/or distributions to shareholders	(0.43)	(0.15)	—
Net asset value, end of year	$12.02	$10.26	$10.02
Total return	21.70%	3.95%	(12.49)%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$1,040	$485	$71
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55%	0.55%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.35%	0.35%	0.35%(E)
Net investment income (loss) to average net assets	2.49%	1.80%	1.33%(E)
Portfolio turnover rate	17%	18%	43%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Moderate Portfolio (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust and also invests in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at October 31, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2024.
Repurchase agreements at October 31, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at October 31, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of October 31, 2024.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$413,799	$—	$—	$413,799
Total	$—	$—	$413,799	$—	$—	$413,799

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(497,590)	$—	$(23,638)	$—	$—	$(521,228)
Total	$(497,590)	$—	$(23,638)	$—	$—	$(521,228)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of October 31, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$783,795	$—	$3,714,035	$—	$—	$4,497,830
Total	$783,795	$—	$3,714,035	$—	$—	$4,497,830

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,215,717	$—	$656,305	$—	$—	$1,872,022
Total	$1,215,717	$—	$656,305	$—	$—	$1,872,022
The following is a summary of the ending monthly average volume on derivative activity during the year ended October 31, 2024.
Futures contracts:
Average notional value of contracts — long	$57,871,223
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
7. RISK FACTORS (continued)
losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of October 31, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,288,827	0.15%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.52%	March 1, 2025
Class C	1.31	March 1, 2025
Class I	0.29	March 1, 2025
Class R	0.76	March 1, 2025
Class R3	0.35	March 1, 2025
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R3 (A)	$6	$504	$1,816	$2,326

(A)	Class R3 commenced operations on March 1, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A, Class C and Class R certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$180,391	$6,941
Class C	—	2,333
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025. These amounts are not subject to recapture by TAM.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$690,902	$56,262
9. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$150,886,406	$271,101,448
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, mark-to-market on futures contracts and liquidating trust basis adjustments. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$744,475,364	$132,529,846	$(18,329,715)	$114,200,131
As of October 31, 2024, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2024, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$19,333,712	$—	$11,470,400	$—	$12,266,190	$—	$1,184,850	$—
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$15,896,048	$—	$26,560,333	$—	$—	$—	$114,192,850
11. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation - Moderate Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation - Moderate Portfolio (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $5,840,248 of qualified dividend income.
For corporate shareholders, 11% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $11,470,400 for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 3,446,466	$660,361
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation – Moderate Portfolio (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class I Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class I Shares of the Fund was in line with the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Class I Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Fund’s sub-adviser had commenced sub-advising the Fund on August 28, 2020 pursuant to its current investment strategies and benchmarks.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I Shares of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation - Moderate Portfolio

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978453 AA MOD PORT 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica Asset Allocation Intermediate Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 12.7%
Transamerica International Equity (A)	1,360,628	$ 29,280,726
Money Market Fund - 0.2%
Transamerica Government Money Market, 4.79% (A)(B)	436,968	436,968
U.S. Equity Funds - 40.8%
Transamerica Large Growth (A)(C)	2,260,808	32,555,632
Transamerica Large Value Opportunities (A)	2,996,561	34,100,869
Transamerica Mid Cap Growth (A)(C)	736,781	7,375,176
Transamerica Mid Cap Value Opportunities (A)	576,992	6,808,507
Transamerica Small Cap Growth (A)	990,383	6,615,761
Transamerica Small Cap Value (A)	1,133,525	7,152,541
		94,608,486
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 46.4%
Transamerica Core Bond (A)	5,956,655	$ 51,167,668
Transamerica High Yield Bond (A)	1,672,129	13,728,174
Transamerica Inflation Opportunities (A)	2,586,015	25,291,228
Transamerica Short-Term Bond (A)	1,767,100	17,317,580
		107,504,650
Total Investment Companies (Cost $223,717,416)		231,830,830
Total Investments (Cost $223,717,416)		231,830,830
Net Other Assets (Liabilities) - (0.1)%		(118,402)
Net Assets - 100.0%		$ 231,712,428
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$231,830,830	$—	$—	$231,830,830
Total Investments	$231,830,830	$—	$—	$231,830,830
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class I3 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$50,344,621	$6,516,692	$(8,651,233)	$(1,641,161)	$4,598,749	$51,167,668	5,956,655	$2,260,471	$—
Transamerica Government Money Market	230,037	51,256,712	(51,049,781)	—	—	436,968	436,968	19,795	—
Transamerica High Yield Bond	13,610,435	1,382,701	(2,331,095)	(359,415)	1,425,548	13,728,174	1,672,129	885,726	—
Transamerica Inflation Opportunities	25,068,555	2,886,877	(4,271,932)	207,987	1,399,741	25,291,228	2,586,015	624,156	—
Transamerica International Equity	27,725,189	1,958,601	(5,124,329)	622,640	4,098,625	29,280,726	1,360,628	964,652	—
Transamerica Large Growth	28,633,768	1,076,778	(10,590,904)	1,246,294	12,189,696	32,555,632	2,260,808	—	—
Transamerica Large Value Opportunities	29,527,935	1,667,101	(5,578,416)	1,198,522	7,285,727	34,100,869	2,996,561	590,323	—
Transamerica Mid Cap Growth	6,752,274	248,487	(1,847,181)	371,549	1,850,047	7,375,176	736,781	—	—
Transamerica Mid Cap Value Opportunities	6,461,087	581,758	(1,168,733)	55,508	878,887	6,808,507	576,992	70,962	262,309
Transamerica Short-Term Bond	18,361,349	1,429,889	(3,000,405)	(179,884)	706,631	17,317,580	1,767,100	767,256	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Small Cap Growth	$6,357,182	$559,845	$(1,167,188)	$187,618	$678,304	$6,615,761	990,383	$—	$311,175
Transamerica Small Cap Value	6,021,491	454,891	(1,169,292)	(48,277)	1,893,728	7,152,541	1,133,525	206,404	—
Total	$219,093,923	$70,020,332	$(95,950,489)	$1,661,381	$37,005,683	$231,830,830	22,474,545	$6,389,745	$573,484

(B)	Rate disclosed reflects the yield at October 31, 2024.
(C)	Non-income producing security.
(D)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $223,717,416)	$231,830,830
Receivables and other assets:
Affiliated investments sold	34,183
Shares of beneficial interest sold	12
Dividends from affiliated investments	328,912
Total assets	232,193,937
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	332,269
Shares of beneficial interest redeemed	29,380
Investment management fees	19,980
Distribution and service fees	99,879
Transfer agent fees	1
Total liabilities	481,509
Net assets	$231,712,428
Net assets consist of:
Paid-in capital	$232,574,676
Total distributable earnings (accumulated losses)	(862,248)
Net assets	$231,712,428
Net assets by class:
Class R	$231,598,883
Class R4	113,545
Shares outstanding (unlimited shares, no par value):
Class R	23,724,865
Class R4	11,580
Net asset value per share: (A)
Class R	$9.76
Class R4	9.81

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$6,389,745
Interest income from unaffiliated investments	31
Total investment income	6,389,776
Expenses:
Investment management fees	280,594
Distribution and service fees:
Class R	1,155,908
Class R4	6,617
Transfer agent fees:
Class R4	198
Total expenses before waiver and/or reimbursement and recapture	1,443,317
Expenses waived and/or reimbursed:
Class R	(46,251)
Class R4	(723)
Recapture of previously waived and/or reimbursed fees:
Class R4	10
Net expenses	1,396,353
Net investment income (loss)	4,993,423
Net realized gain (loss) on:
Affiliated investments	1,661,381
Unaffiliated investments	68,483
Capital gain distributions received from affiliated investment companies	573,484
Net realized gain (loss)	2,303,348
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	37,005,683
Net realized and change in unrealized gain (loss)	39,309,031
Net increase (decrease) in net assets resulting from operations	$44,302,454
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$4,993,423	$4,772,718
Net realized gain (loss)	2,303,348	(1,697,419)
Net change in unrealized appreciation (depreciation)	37,005,683	3,238,777
Net increase (decrease) in net assets resulting from operations	44,302,454	6,314,076
Dividends and/or distributions to shareholders:
Class R	(4,941,596)	(22,005,845)
Class R4	(65,034)	(537,752)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(5,006,630)	(22,543,597)
Capital share transactions:
Proceeds from shares sold:
Class R	4,416,595	211,232
Class R4	126,988	204,789
	4,543,583	416,021
Dividends and/or distributions reinvested:
Class R	4,941,596	22,005,845
Class R4	65,034	537,752
	5,006,630	22,543,597
Cost of shares redeemed:
Class R	(31,034,713)	(25,545,152)
Class R4	(5,075,795)	(1,732,454)
	(36,110,508)	(27,277,606)
Net increase (decrease) in net assets resulting from capital share transactions	(26,560,295)	(4,317,988)
Net increase (decrease) in net assets	12,735,529	(20,547,509)
Net assets:
Beginning of year	218,976,899	239,524,408
End of year	$231,712,428	$218,976,899
Capital share transactions - shares:
Shares issued:
Class R	475,487	24,588
Class R4	13,852	23,642
	489,339	48,230
Shares reinvested:
Class R	528,065	2,646,255
Class R4	7,071	64,694
	535,136	2,710,949
Shares redeemed:
Class R	(3,342,737)	(2,954,719)
Class R4	(548,262)	(198,709)
	(3,890,999)	(3,153,428)
Net increase (decrease) in shares outstanding:
Class R	(2,339,185)	(283,876)
Class R4	(527,339)	(110,373)
	(2,866,524)	(394,249)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$8.23	$8.87	$11.97	$10.66	$10.57
Investment operations:
Net investment income (loss) (A)	0.20	0.17	0.53	0.28	0.16
Net realized and unrealized gain (loss)	1.53	0.03	(2.54)	1.98	0.58
Total investment operations	1.73	0.20	(2.01)	2.26	0.74
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.17)	(0.54)	(0.28)	(0.16)
Net realized gains	—	(0.67)	(0.55)	(0.67)	(0.49)
Total dividends and/or distributions to shareholders	(0.20)	(0.84)	(1.09)	(0.95)	(0.65)
Net asset value, end of year	$9.76	$8.23	$8.87	$11.97	$10.66
Total return	21.13%	2.31%	(18.29)%	22.01%	7.33%
Ratio and supplemental data:
Net assets end of year (000’s)	$231,599	$214,541	$233,763	$327,930	$300,319
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	2.13%	1.99%	5.34%	2.38%	1.53%
Portfolio turnover rate	27%	25%	33%	32%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the years indicated:	Class R4
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$8.23	$8.87	$11.97	$10.66	$10.57
Investment operations:
Net investment income (loss) (A)	0.25	0.19	0.56	0.30	0.18
Net realized and unrealized gain (loss)	1.51	0.03	(2.55)	1.99	0.59
Total investment operations	1.76	0.22	(1.99)	2.29	0.77
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.19)	(0.56)	(0.31)	(0.19)
Net realized gains	—	(0.67)	(0.55)	(0.67)	(0.49)
Total dividends and/or distributions to shareholders	(0.18)	(0.86)	(1.11)	(0.98)	(0.68)
Net asset value, end of year	$9.81	$8.23	$8.87	$11.97	$10.66
Total return	21.48%	2.58%	(18.09)%	22.33%	7.61%
Ratio and supplemental data:
Net assets end of year (000’s)	$113	$4,436	$5,761	$10,351	$8,807
Expenses to average net assets(B)
Excluding waiver and/or reimbursement and recapture	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	2.68%	2.24%	5.59%	2.58%	1.75%
Portfolio turnover rate	27%	25%	33%	32%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Intermediate Horizon (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for the day-to-day management of the Fund. TAM may, in the future, hire one or more sub-advisers to furnish day-to-day investment advice and recommendations with respect to the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS (continued)
Allocation conflicts risk: The Investment Manager is subject to conflicts of interest in the selection and allocation of the Fund’s assets among underlying funds. For example, the Investment Manager has an incentive to select an underlying Transamerica fund over an unaffiliated fund because it receives more revenue, even if the unaffiliated fund has better investment performance or lower total expenses. The Investment Manager also has an incentive to allocate the Fund’s assets to those underlying funds paying the highest net management fees to the Investment Manager, to those which are sub-advised by an affiliate of the Investment Manager, and/or to subscale underlying funds to reduce amounts waived and/or reimbursed by the Investment Manager to maintain applicable expense caps.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness,value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of October 31, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$231,712,428	100.00%
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2025
Class R4	0.35	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R	$55,199	$46,745	$46,251	$148,195
Class R4	2,422	1,499	723	4,644
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$198	$1
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$62,987,150	$95,947,621
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$233,579,917	$11,857,354	$(13,606,441)	$(1,749,087)
As of October 31, 2024, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2024, the capital loss carryforwards utilized are $2,661,213.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$5,006,630	$—	$—	$—	$4,619,607	$—	$17,923,990	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$597,828	$—	$289,011	$—	$—	$—	$(1,749,087)
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation Intermediate Horizon
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation Intermediate Horizon (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $1,450,509 of qualified dividend income.
For corporate shareholders, 9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 706,803	$71,108
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation Intermediate Horizon (the “Fund”).
Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.
The Board also considered the continuous and regular investment management and other services provided by TAM. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R4 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R4 Shares of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 5- and 10-year periods and below the median for the past 3-year period. The Board also noted that the performance of Class R4 Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of four Transamerica Partners funds on May 19, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Institutional Asset Allocation - Intermediate Horizon, effective as of that date in place of its own historical performance record.
Management Fee and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board noted that the Fund’s contractual management fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Intermediate Horizon

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.
Benefits to TAM and its Affiliates from their Relationships with the Fund
The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Management Agreement.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978453 AA INTER HRZN 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica Asset Allocation Long Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 22.4%
Transamerica International Equity (A)	1,612,028	$ 34,690,852
Money Market Fund - 0.1%
Transamerica Government Money Market, 4.79% (A)(B)	179,678	179,678
U.S. Equity Funds - 68.3%
Transamerica Large Growth (A)(C)	2,538,898	36,560,131
Transamerica Large Value Opportunities (A)	3,045,363	34,656,237
Transamerica Mid Cap Growth (A)(C)	923,755	9,246,784
Transamerica Mid Cap Value Opportunities (A)	713,362	8,417,673
Transamerica Small Cap Growth (A)	1,201,442	8,025,635
Transamerica Small Cap Value (A)	1,368,637	8,636,098
		105,542,558
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.3%
Transamerica Core Bond (A)	676,384	$ 5,810,141
Transamerica High Yield Bond (A)	358,763	2,945,443
Transamerica Inflation Opportunities (A)	494,827	4,839,405
Transamerica Short-Term Bond (A)	73,757	722,815
		14,317,804
Total Investment Companies (Cost $138,039,540)		154,730,892
Total Investments (Cost $138,039,540)		154,730,892
Net Other Assets (Liabilities) - (0.1)%		(79,425)
Net Assets - 100.0%		$ 154,651,467
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$154,730,892	$—	$—	$154,730,892
Total Investments	$154,730,892	$—	$—	$154,730,892
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in the Class I3 shares of funds within Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

(B)	Rate disclosed reflects the yield at October 31, 2024.
(C)	Non-income producing security.
(D)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $138,039,540)	$154,730,892
Receivables and other assets:
Affiliated investments sold	6,868
Dividends from affiliated investments	41,583
Total assets	154,779,343
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	44,416
Shares of beneficial interest redeemed	3,535
Investment management fees	13,335
Distribution and service fees	66,587
Transfer agent fees	3
Total liabilities	127,876
Net assets	$154,651,467
Net assets consist of:
Paid-in capital	$141,773,285
Total distributable earnings (accumulated losses)	12,878,182
Net assets	$154,651,467
Net assets by class:
Class R	$154,154,398
Class R4	497,069
Shares outstanding (unlimited shares, no par value):
Class R	15,827,975
Class R4	50,877
Net asset value per share: (A)
Class R	$9.74
Class R4	9.77

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$2,680,060
Total investment income	2,680,060
Expenses:
Investment management fees	182,130
Distribution and service fees:
Class R	744,136
Class R4	7,369
Transfer agent fees:
Class R4	221
Total expenses before waiver and/or reimbursement and recapture	933,856
Expenses waived and/or reimbursed:
Class R	(29,784)
Class R4	(802)
Recapture of previously waived and/or reimbursed fees:
Class R4	10
Net expenses	903,280
Net investment income (loss)	1,776,780
Net realized gain (loss) on:
Affiliated investments	1,298,369
Unaffiliated investments	12,490
Capital gain distributions received from affiliated investment companies	706,456
Net realized gain (loss)	2,017,315
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	34,157,841
Net realized and change in unrealized gain (loss)	36,175,156
Net increase (decrease) in net assets resulting from operations	$37,951,936
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$1,776,780	$1,128,284
Net realized gain (loss)	2,017,315	2,006,229
Net change in unrealized appreciation (depreciation)	34,157,841	2,164,913
Net increase (decrease) in net assets resulting from operations	37,951,936	5,299,426
Dividends and/or distributions to shareholders:
Class R	(3,915,647)	(18,153,341)
Class R4	(105,153)	(730,453)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(4,020,800)	(18,883,794)
Capital share transactions:
Proceeds from shares sold:
Class R	4,174,003	819,919
Class R4	73,074	127,464
	4,247,077	947,383
Dividends and/or distributions reinvested:
Class R	3,915,647	18,153,341
Class R4	105,153	730,453
	4,020,800	18,883,794
Cost of shares redeemed:
Class R	(17,246,112)	(14,706,820)
Class R4	(6,151,923)	(258,370)
	(23,398,035)	(14,965,190)
Net increase (decrease) in net assets resulting from capital share transactions	(15,130,158)	4,865,987
Net increase (decrease) in net assets	18,800,978	(8,718,381)
Net assets:
Beginning of year	135,850,489	144,568,870
End of year	$154,651,467	$135,850,489
Capital share transactions - shares:
Shares issued:
Class R	463,255	98,419
Class R4	8,153	15,460
	471,408	113,879
Shares reinvested:
Class R	444,945	2,376,102
Class R4	11,935	95,393
	456,880	2,471,495
Shares redeemed:
Class R	(1,916,040)	(1,809,679)
Class R4	(681,798)	(30,797)
	(2,597,838)	(1,840,476)
Net increase (decrease) in shares outstanding:
Class R	(1,007,840)	664,842
Class R4	(661,710)	80,056
	(1,669,550)	744,898
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$7.74	$8.60	$12.49	$10.12	$10.50
Investment operations:
Net investment income (loss) (A)	0.10	0.06	0.72	0.23	0.12
Net realized and unrealized gain (loss)	2.14	0.21	(3.17)	3.37	0.67
Total investment operations	2.24	0.27	(2.45)	3.60	0.79
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.06)	(0.76)	(0.25)	(0.13)
Net realized gains	(0.13)	(1.07)	(0.68)	(0.98)	(1.04)
Total dividends and/or distributions to shareholders	(0.24)	(1.13)	(1.44)	(1.23)	(1.17)
Net asset value, end of year	$9.74	$7.74	$8.60	$12.49	$10.12
Total return	29.25%	3.38%	(22.09)%	37.55%	7.72%
Ratio and supplemental data:
Net assets end of year (000’s)	$154,154	$130,323	$139,118	$201,847	$164,147
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	1.15%	0.75%	7.31%	2.00%	1.19%
Portfolio turnover rate	23%	19%	30%	23%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the years indicated:	Class R4
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$7.76	$8.62	$12.51	$10.13	$10.51
Investment operations:
Net investment income (loss) (A)	0.21	0.08	0.71	0.26	0.14
Net realized and unrealized gain (loss)	2.04	0.22	(3.14)	3.38	0.67
Total investment operations	2.25	0.30	(2.43)	3.64	0.81
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.09)	(0.78)	(0.28)	(0.15)
Net realized gains	(0.13)	(1.07)	(0.68)	(0.98)	(1.04)
Total dividends and/or distributions to shareholders	(0.24)	(1.16)	(1.46)	(1.26)	(1.19)
Net asset value, end of year	$9.77	$7.76	$8.62	$12.51	$10.13
Total return	29.39%	3.65%	(21.84)%	37.96%	7.98%
Ratio and supplemental data:
Net assets end of year (000’s)	$497	$5,527	$5,451	$6,911	$5,134
Expenses to average net assets(B)
Excluding waiver and/or reimbursement and recapture	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	2.34%	0.98%	7.21%	2.21%	1.44%
Portfolio turnover rate	23%	19%	30%	23%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Long Horizon (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Allocation conflicts risk: The Investment Manager is subject to conflicts of interest in the selection and allocation of the Fund’s assets among underlying funds. For example, the Investment Manager has an incentive to select an underlying Transamerica fund over an unaffiliated fund because it receives more revenue, even if the unaffiliated fund has better investment performance or lower total expenses. The Investment Manager also has an incentive to allocate the Fund’s assets to those underlying funds paying the highest net
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS (continued)
management fees to the Investment Manager, to those which are sub-advised by an affiliate of the Investment Manager, and/or to subscale underlying funds to reduce amounts waived and/or reimbursed by the Investment Manager to maintain applicable expense caps.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness,value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of October 31, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$154,651,467	100.00%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2025
Class R4	0.35	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R	$32,984	$28,738	$29,784	$91,506
Class R4	1,661	1,605	802	4,068
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$221	$3
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$35,029,663	$55,077,010
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$143,928,689	$13,112,076	$(2,309,873)	$10,802,203
As of October 31, 2024, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2024, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$1,798,920	$—	$2,221,880	$—	$1,128,284	$—	$17,755,510	$—
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$26,370	$—	$2,049,609	$—	$—	$—	$10,802,203
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation Long Horizon
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation Long Horizon (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $1,628,440 of qualified dividend income.
For corporate shareholders, 27% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $2,221,880 for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 841,079	$84,616
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation Long Horizon (the “Fund”).
Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.
The Board also considered the continuous and regular investment management and other services provided by TAM. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R4 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R4 Shares of the Fund was in line with the median for its peer universe for the past 1-, 5- and 10-year periods and below the median for the past 3-year period. The Board also noted that the performance of Class R4 Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of four Transamerica Partners funds on May 19, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Institutional Asset Allocation - Long Horizon, effective as of that date in place of its own historical performance record.
Management Fee and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Long Horizon

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.
Benefits to TAM and its Affiliates from their Relationships with the Fund
The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Management Agreement.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978453 AA LONG HRZN 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica Asset Allocation Short Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.1%
Transamerica International Equity (A)	70,116	$ 1,508,892
Money Market Fund - 0.2%
Transamerica Government Money Market, 4.79% (A)(B)	144,085	144,085
U.S. Equity Funds - 8.6%
Transamerica Large Growth (A)(C)	159,567	2,297,756
Transamerica Large Value Opportunities (A)	207,506	2,361,421
Transamerica Small Cap Growth (A)	108,567	725,229
Transamerica Small Cap Value (A)	128,415	810,298
		6,194,704
U.S. Fixed Income Funds - 89.2%
Transamerica Core Bond (A)	3,698,054	31,766,289
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (A)	938,377	$ 7,704,077
Transamerica Inflation Opportunities (A)	1,280,378	12,522,098
Transamerica Short-Term Bond (A)	1,290,840	12,650,228
		64,642,692
Total Investment Companies (Cost $75,998,263)		72,490,373
Total Investments (Cost $75,998,263)		72,490,373
Net Other Assets (Liabilities) - (0.1)%		(37,749)
Net Assets - 100.0%		$ 72,452,624
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$72,490,373	$—	$—	$72,490,373
Total Investments	$72,490,373	$—	$—	$72,490,373
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class I3 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$32,708,151	$2,371,373	$(5,234,415)	$(961,815)	$2,882,995	$31,766,289	3,698,054	$1,450,351	$—
Transamerica Government Money Market	101,985	15,801,746	(15,759,646)	—	—	144,085	144,085	6,887	—
Transamerica High Yield Bond	8,023,530	721,337	(1,669,946)	(266,718)	895,874	7,704,077	938,377	521,177	—
Transamerica Inflation Opportunities	13,049,171	690,164	(2,049,552)	100,295	732,020	12,522,098	1,280,378	318,634	—
Transamerica International Equity	1,530,471	93,311	(374,915)	92,920	167,105	1,508,892	70,116	53,279	—
Transamerica Large Growth	2,194,380	60,047	(966,507)	(157,100)	1,166,936	2,297,756	159,567	—	—
Transamerica Large Value Opportunities	2,368,280	105,070	(770,581)	172,263	486,389	2,361,421	207,506	45,023	—
Transamerica Short-Term Bond	13,433,759	901,070	(2,069,810)	(125,628)	510,837	12,650,228	1,290,840	560,799	—
Transamerica Small Cap Growth	747,701	56,635	(183,614)	(11,162)	115,669	725,229	108,567	—	36,619
Transamerica Small Cap Value	681,929	43,403	(123,382)	(31,842)	240,190	810,298	128,415	23,388	—
Total	$74,839,357	$20,844,156	$(29,202,368)	$(1,188,787)	$7,198,015	$72,490,373	8,025,905	$2,979,538	$36,619

(B)	Rate disclosed reflects the yield at October 31, 2024.
(C)	Non-income producing security.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $75,998,263)	$72,490,373
Receivables and other assets:
Affiliated investments sold	174,345
Dividends from affiliated investments	210,587
Total assets	72,875,305
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	376,802
Shares of beneficial interest redeemed	8,137
Investment management fees	6,292
Distribution and service fees	31,450
Total liabilities	422,681
Net assets	$72,452,624
Net assets consist of:
Paid-in capital	$81,678,460
Total distributable earnings (accumulated losses)	(9,225,836)
Net assets	$72,452,624
Net assets by class:
Class R	$72,440,265
Class R4	12,359
Shares outstanding (unlimited shares, no par value):
Class R	7,935,691
Class R4	1,347
Net asset value per share: (A)
Class R	$9.13
Class R4	9.18

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$2,979,538
Interest income from unaffiliated investments	14
Total investment income	2,979,552
Expenses:
Investment management fees	90,852
Distribution and service fees:
Class R	377,461
Class R4	545
Transfer agent fees:
Class R4	16
Total expenses before waiver and/or reimbursement and recapture	468,874
Expenses waived and/or reimbursed:
Class R	(15,102)
Class R4	(59)
Recapture of previously waived and/or reimbursed fees:
Class R4	3
Net expenses	453,716
Net investment income (loss)	2,525,836
Net realized gain (loss) on:
Affiliated investments	(1,188,787)
Unaffiliated investments	35,249
Capital gain distributions received from affiliated investment companies	36,619
Net realized gain (loss)	(1,116,919)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	7,198,015
Net realized and change in unrealized gain (loss)	6,081,096
Net increase (decrease) in net assets resulting from operations	$8,606,932
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$2,525,836	$2,653,873
Net realized gain (loss)	(1,116,919)	(2,934,369)
Net change in unrealized appreciation (depreciation)	7,198,015	1,605,871
Net increase (decrease) in net assets resulting from operations	8,606,932	1,325,375
Dividends and/or distributions to shareholders:
Class R	(2,545,024)	(3,749,183)
Class R4	(6,515)	(21,168)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,551,539)	(3,770,351)
Capital share transactions:
Proceeds from shares sold:
Class R	1,142,434	403,602
Class R4	273,318	927
	1,415,752	404,529
Dividends and/or distributions reinvested:
Class R	2,545,024	3,749,183
Class R4	6,515	21,168
	2,551,539	3,770,351
Cost of shares redeemed:
Class R	(11,699,989)	(9,654,536)
Class R4	(669,751)	(79,500)
	(12,369,740)	(9,734,036)
Net increase (decrease) in net assets resulting from capital share transactions	(8,402,449)	(5,559,156)
Net increase (decrease) in net assets	(2,347,056)	(8,004,132)
Net assets:
Beginning of year	74,799,680	82,803,812
End of year	$72,452,624	$74,799,680
Capital share transactions - shares:
Shares issued:
Class R	126,510	46,617
Class R4	30,301	104
	156,811	46,721
Shares reinvested:
Class R	281,256	431,675
Class R4	725	2,438
	281,981	434,113
Shares redeemed:
Class R	(1,301,292)	(1,095,722)
Class R4	(74,849)	(9,006)
	(1,376,141)	(1,104,728)
Net increase (decrease) in shares outstanding:
Class R	(893,526)	(617,430)
Class R4	(43,823)	(6,464)
	(937,349)	(623,894)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$8.43	$8.72	$10.75	$10.54	$10.29
Investment operations:
Net investment income (loss) (A)	0.30	0.29	0.33	0.28	0.20
Net realized and unrealized gain (loss)	0.71	(0.17)	(1.76)	0.35	0.30
Total investment operations	1.01	0.12	(1.43)	0.63	0.50
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.28)	(0.32)	(0.28)	(0.20)
Net realized gains	—	(0.13)	(0.28)	(0.14)	(0.05)
Total dividends and/or distributions to shareholders	(0.31)	(0.41)	(0.60)	(0.42)	(0.25)
Net asset value, end of year	$9.13	$8.43	$8.72	$10.75	$10.54
Total return	12.01%	1.33%	(13.92)%	6.10%	5.02%
Ratio and supplemental data:
Net assets end of year (000’s)	$72,441	$74,419	$82,354	$114,974	$122,392
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	3.34%	3.29%	3.37%	2.63%	1.91%
Portfolio turnover rate	24%	33%	29%	22%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the years indicated:	Class R4
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$8.43	$8.72	$10.75	$10.54	$10.29
Investment operations:
Net investment income (loss) (A)	0.31	0.31	0.35	0.31	0.24
Net realized and unrealized gain (loss)	0.72	(0.17)	(1.75)	0.35	0.29
Total investment operations	1.03	0.14	(1.40)	0.66	0.53
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.30)	(0.35)	(0.31)	(0.23)
Net realized gains	—	(0.13)	(0.28)	(0.14)	(0.05)
Total dividends and/or distributions to shareholders	(0.28)	(0.43)	(0.63)	(0.45)	(0.28)
Net asset value, end of year	$9.18	$8.43	$8.72	$10.75	$10.54
Total return	12.26%	1.59%	(13.69)%	6.37%	5.29%
Ratio and supplemental data:
Net assets end of year (000’s)	$12	$381	$450	$565	$552
Expenses to average net assets(B)
Excluding waiver and/or reimbursement and recapture	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	3.45%	3.55%	3.62%	2.86%	2.32%
Portfolio turnover rate	24%	33%	29%	22%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Short Horizon (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for the day-to-day management of the Fund. TAM may, in the future, hire one or more sub-advisers to furnish day-to-day investment advice and recommendations with respect to the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the
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Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.
Allocation conflicts risk: The Investment Manager is subject to conflicts of interest in the selection and allocation of the Fund’s assets among underlying funds. For example, the Investment Manager has an incentive to select an underlying Transamerica fund over an unaffiliated fund because it receives more revenue, even if the unaffiliated fund has better investment performance or lower total expenses. The Investment Manager also has an incentive to allocate the Fund’s assets to those underlying funds paying the highest net management fees to the Investment Manager, to those which are sub-advised by an affiliate of the Investment Manager, and/or to subscale underlying funds to reduce amounts waived and/or reimbursed by the Investment Manager to maintain applicable expense caps.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness,value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may
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Annual Financial Statements 2024

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NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS (continued)
invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of October 31, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$72,452,624	100.00%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2025
Class R4	0.35	March 1, 2025
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Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R	$19,959	$16,050	$15,102	$51,111
Class R4	140	115	59	314
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$16	$—
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$17,792,636	$29,202,364
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming
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Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$78,761,642	$1,375,573	$(7,646,842)	$(6,271,269)
As of October 31, 2024, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$—	$3,228,018
During the year ended October 31, 2024, the Fund did not have any capital loss carryforwards utilized.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$2,551,539	$—	$—	$—	$2,531,377	$—	$1,238,974	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$273,451	$—	$—	$(3,228,018)	$—	$—	$(6,271,269)
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial
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Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
9. NEW ACCOUNTING PRONOUNCEMENT (continued)
statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Asset Allocation Short Horizon
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Asset Allocation Short Horizon (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $93,095 of qualified dividend income.
For corporate shareholders, 1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 39,038	$3,927
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
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Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
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Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
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Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Asset Allocation Short Horizon (the “Fund”).
Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.
The Board also considered the continuous and regular investment management and other services provided by TAM. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R4 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s
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Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R4 Shares of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Class R4 Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of two Transamerica Partners funds on May 19, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Institutional Asset Allocation - Short Horizon, effective as of that date in place of its own historical performance record.
Management Fee and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the
Transamerica Funds
Annual Financial Statements 2024

Transamerica Asset Allocation Short Horizon

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and in light of any economies of scale experienced in the future.
Benefits to TAM and its Affiliates from their Relationships with the Fund
The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Management Agreement.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978453 AA SHORT HRZN 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica ClearTrack® 2015
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
INVESTMENT COMPANIES - 53.9%
International Equity Funds - 4.9%
Transamerica Emerging Markets Equity (A)	31,492	$ 256,661
Transamerica International Focus (A)	58,492	467,935
Transamerica International Stock (A)	40,250	493,464
		1,218,060
International Fixed Income Fund - 5.1%
Transamerica Emerging Markets Debt (A)	138,443	1,286,136
U.S. Equity Funds - 13.6%
Transamerica Capital Growth (A)(B)	41,831	403,664
Transamerica Large Cap Value (A)	71,258	1,066,027
Transamerica Mid Cap Growth (A)(B)	37,482	375,193
Transamerica Mid Cap Value Opportunities (A)	32,223	381,841
Transamerica Small Cap Growth (A)	37,686	252,121
Transamerica Small Cap Value (A)	40,433	257,156
Transamerica US Growth (A)	20,689	681,082
		3,417,084
U.S. Fixed Income Funds - 30.3%
Transamerica Bond (A)	719,301	5,783,183
Transamerica High Yield Bond (A)	222,808	1,829,249
		7,612,432
Total Investment Companies (Cost $14,700,671)		13,533,712
EXCHANGE-TRADED FUNDS - 45.4%
International Equity Funds - 8.9%
iShares Core MSCI EAFE ETF	20,218	1,491,684
iShares Core MSCI Emerging Markets ETF	4,632	257,632
iShares Global REIT ETF	19,237	490,736
		2,240,052
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 12.4%
iShares Core S&P 500 ETF	5,452	$ 3,114,400
U.S. Fixed Income Funds - 24.1%
iShares 0-5 Year TIPS Bond ETF	24,040	2,421,549
iShares Core U.S. Aggregate Bond ETF	36,794	3,621,266
		6,042,815
Total Exchange-Traded Funds (Cost $11,328,537)		11,397,267

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.10% (C), dated 10/31/2024, to be repurchased at $239,259 on 11/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $244,190.	$ 239,245	239,245
Total Repurchase Agreement (Cost $239,245)		239,245
Total Investments (Cost $26,268,453)		25,170,224
Net Other Assets (Liabilities) - (0.2)%		(52,148)
Net Assets - 100.0%		$ 25,118,076
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$13,533,712	$—	$—	$13,533,712
Exchange-Traded Funds	11,397,267	—	—	11,397,267
Repurchase Agreement	—	239,245	—	239,245
Total Investments	$24,930,979	$239,245	$—	$25,170,224
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,576,025	$300,040	$(449,000)	$(81,954)	$438,072	$5,783,183	719,301	$261,139	$—
Transamerica Capital Growth	303,471	—	(82,541)	25,257	157,477	403,664	41,831	—	—
Transamerica Emerging Markets Debt	1,231,287	68,421	(130,811)	(19,367)	136,606	1,286,136	138,443	71,663	—
Transamerica Emerging Markets Equity	229,241	21,336	(30,640)	(14,150)	50,874	256,661	31,492	6,712	—
Transamerica High Yield Bond	1,712,946	114,687	(134,925)	(19,014)	155,555	1,829,249	222,808	114,682	—
Transamerica International Focus	473,248	40,694	(65,352)	(14,248)	33,593	467,935	58,492	17,163	23,531
Transamerica International Stock	475,772	17,368	(103,929)	(690)	104,943	493,464	40,250	17,368	—
Transamerica Large Cap Value	1,002,542	89,121	(261,720)	(4,719)	240,803	1,066,027	71,258	13,073	76,048
Transamerica Mid Cap Growth	340,715	—	(79,256)	(40,738)	154,472	375,193	37,482	—	—
Transamerica Mid Cap Value Opportunities	356,803	18,353	(45,026)	(14,229)	65,940	381,841	32,223	3,908	14,445
Transamerica Small Cap Growth	223,467	11,246	(13,332)	(5,520)	36,260	252,121	37,686	—	11,246
Transamerica Small Cap Value	216,515	7,580	(35,263)	(41,276)	109,600	257,156	40,433	7,580	—
Transamerica US Growth	658,877	24,120	(219,784)	64,134	153,735	681,082	20,689	—	24,120
Total	$12,800,909	$712,966	$(1,651,579)	$(166,514)	$1,837,930	$13,533,712	1,492,388	$513,288	$149,390

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at October 31, 2024.
(D)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $14,700,671)	$13,533,712
Unaffiliated investments, at value (cost $11,328,537)	11,397,267
Repurchase agreement, at value (cost $239,245)	239,245
Receivables and other assets:
Net income from securities lending	19
Dividends from affiliated investments	31,777
Interest	14
Total assets	25,202,034
Liabilities:
Payables and other liabilities:
Investments purchased	31,776
Shares of beneficial interest redeemed	832
Investment management fees	9,783
Distribution and service fees	10,641
Transfer agent fees	3,356
Trustee and CCO fees	7
Audit and tax fees	19,970
Custody fees	799
Legal fees	310
Printing and shareholder reports fees	2,558
Registration fees	528
Other accrued expenses	3,398
Total liabilities	83,958
Net assets	$25,118,076
Net assets consist of:
Paid-in capital	$27,092,922
Total distributable earnings (accumulated losses)	(1,974,846)
Net assets	$25,118,076
Net assets by class:
Class R1	$24,710,383
Class R3	13,700
Class R6	393,993
Shares outstanding (unlimited shares, no par value):
Class R1	3,222,144
Class R3	1,790
Class R6	50,790
Net asset value per share:
Class R1	$7.67
Class R3	7.65
Class R6	7.76
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$513,288
Dividend income from unaffiliated investments	309,963
Interest income from unaffiliated investments	5,327
Net income from securities lending	636
Total investment income	829,214
Expenses:
Investment management fees	25,404
Distribution and service fees:
Class R1	125,057
Class R3	32
Transfer agent fees:
Class R1	39,393
Class R3	21
Class R6	28
Trustee and CCO fees	1,032
Audit and tax fees	23,149
Custody fees	1,164
Legal fees	2,040
Printing and shareholder reports fees	4,687
Registration fees	48,399
Other	9,842
Total expenses before waiver and/or reimbursement and recapture	280,248
Expenses waived and/or reimbursed:
Class R1	(76,012)
Class R3	(98)
Class R6	(1,163)
Recapture of previously waived and/or reimbursed fees:
Class R1	12,730
Class R3	47
Class R6	204
Net expenses	215,956
Net investment income (loss)	613,258
Net realized gain (loss) on:
Affiliated investments	(166,514)
Unaffiliated investments	33,104
Capital gain distributions received from affiliated investment companies	149,390
Net realized gain (loss)	15,980
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,837,930
Unaffiliated investments	1,682,648
Net change in unrealized appreciation (depreciation)	3,520,578
Net realized and change in unrealized gain (loss)	3,536,558
Net increase (decrease) in net assets resulting from operations	$4,149,816
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$613,258	$559,332
Net realized gain (loss)	15,980	(1,141,791)
Net change in unrealized appreciation (depreciation)	3,520,578	1,680,109
Net increase (decrease) in net assets resulting from operations	4,149,816	1,097,650
Dividends and/or distributions to shareholders:
Class R1	(575,256)	(8,812,376)
Class R3	(346)	(3,961)
Class R6	(10,715)	(190,086)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(586,317)	(9,006,423)
Capital share transactions:
Proceeds from shares sold:
Class R1	82,774	43,587
Class R6	—	6,524
	82,774	50,111
Dividends and/or distributions reinvested:
Class R1	575,256	8,812,376
Class R3	346	3,961
Class R6	10,715	190,086
	586,317	9,006,423
Cost of shares redeemed:
Class R1	(2,972,780)	(3,126,742)
Class R6	(6,665)	(222,541)
	(2,979,445)	(3,349,283)
Net increase (decrease) in net assets resulting from capital share transactions	(2,310,354)	5,707,251
Net increase (decrease) in net assets	1,253,145	(2,201,522)
Net assets:
Beginning of year	23,864,931	26,066,453
End of year	$25,118,076	$23,864,931
Capital share transactions - shares:
Shares issued:
Class R1	11,216	6,213
Class R6	—	816
	11,216	7,029
Shares reinvested:
Class R1	80,119	1,339,267
Class R3	48	605
Class R6	1,482	28,714
	81,649	1,368,586
Shares redeemed:
Class R1	(404,536)	(434,615)
Class R6	(904)	(33,604)
	(405,440)	(468,219)
Net increase (decrease) in shares outstanding:
Class R1	(313,201)	910,865
Class R3	48	605
Class R6	578	(4,074)
	(312,575)	907,396
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R1
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$6.65	$9.72	$12.39	$10.94	$10.67
Investment operations:
Net investment income (loss) (A)	0.18	0.15	0.34	0.10	0.13
Net realized and unrealized gain (loss)	1.01	0.20	(2.30)	1.67	0.48
Total investment operations	1.19	0.35	(1.96)	1.77	0.61
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.24)	(0.24)	(0.10)	(0.16)
Net realized gains	—	(3.18)	(0.47)	(0.22)	(0.18)
Total dividends and/or distributions to shareholders	(0.17)	(3.42)	(0.71)	(0.32)	(0.34)
Net asset value, end of year	$7.67	$6.65	$9.72	$12.39	$10.94
Total return	18.01%	3.91%	(16.85)%	16.40%	5.89%
Ratio and supplemental data:
Net assets end of year (000’s)	$24,710	$23,515	$25,522	$35,199	$33,907
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	1.11%	1.14%	1.08%	1.26%	1.26%
Including waiver and/or reimbursement and recapture	0.86%	0.85%	0.88%	1.14%	1.14%
Net investment income (loss) to average net assets	2.40%	2.14%	3.12%	0.80%	1.20%
Portfolio turnover rate	1%	6%	101%	7%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.35%, 0.32%, 0.06% and 0.06%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$6.64	$9.75	$12.38	$10.93	$10.68
Investment operations:
Net investment income (loss) (A)	0.20	0.18	0.36	0.12	0.15
Net realized and unrealized gain (loss)	1.01	0.20	(2.29)	1.69	0.48
Total investment operations	1.21	0.38	(1.93)	1.81	0.63
Contributions from affiliate	—	—	0.04 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.31)	(0.27)	(0.14)	(0.20)
Net realized gains	—	(3.18)	(0.47)	(0.22)	(0.18)
Total dividends and/or distributions to shareholders	(0.20)	(3.49)	(0.74)	(0.36)	(0.38)
Net asset value, end of year	$7.65	$6.64	$9.75	$12.38	$10.93
Total return	18.41%	4.33%	(16.20)%(B)	16.75%	6.08%
Ratio and supplemental data:
Net assets end of year (000’s)	$14	$12	$11	$13	$11
Expenses to average net assets (C)(D)
Excluding waiver and/or reimbursement and recapture	0.86%	0.89%	0.83%	1.01%	1.01%
Including waiver and/or reimbursement and recapture	0.47%	0.42%	0.63%	0.89%	0.89%
Net investment income (loss) to average net assets	2.79%	2.57%	3.31%	1.04%	1.43%
Portfolio turnover rate	1%	6%	101%	7%	12%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.33%.

(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.35%, 0.32%, 0.06% and 0.06%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$6.73	$9.82	$12.51	$11.04	$10.77
Investment operations:
Net investment income (loss) (A)	0.23	0.22	0.40	0.18	0.19
Net realized and unrealized gain (loss)	1.01	0.18	(2.30)	1.69	0.50
Total investment operations	1.24	0.40	(1.90)	1.87	0.69
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.31)	(0.32)	(0.18)	(0.24)
Net realized gains	—	(3.18)	(0.47)	(0.22)	(0.18)
Total dividends and/or distributions to shareholders	(0.21)	(3.49)	(0.79)	(0.40)	(0.42)
Net asset value, end of year	$7.76	$6.73	$9.82	$12.51	$11.04
Total return	18.71%	4.60%	(16.28)%	17.19%	6.55%
Ratio and supplemental data:
Net assets end of year (000’s)	$394	$338	$533	$619	$599
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	0.46%	0.49%	0.43%	0.61%	0.61%
Including waiver and/or reimbursement and recapture	0.21%	0.20%	0.23%	0.49%	0.49%
Net investment income (loss) to average net assets	3.05%	2.91%	3.71%	1.46%	1.75%
Portfolio turnover rate	1%	6%	101%	7%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.35%, 0.32%, 0.06% and 0.06%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2015 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2024.
Repurchase agreements at October 31, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS (continued)
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R1	$68,184	$88,188	$76,012	$232,384
Class R3	—	—	26	26
Class R6	1,354	1,332	1,163	3,849
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,905	$163
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$151,501	$2,945,513
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$26,557,571	$974,689	$(2,362,036)	$(1,387,347)
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2024, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$—	$1,013,370
During the year ended October 31, 2024, the capital loss carryforwards utilized are $93,351.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$586,317	$—	$—	$—	$629,431	$—	$8,376,992	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$425,871	$—	$—	$(1,013,370)	$—	$—	$(1,387,347)
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
10. SUBSEQUENT EVENT
Effective December 20, 2024, the R1 share class is no longer being offered.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica ClearTrack® 2015
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica ClearTrack® 2015 (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $142,431 of qualified dividend income.
For corporate shareholders, 11% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 77,127	$11,193
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica ClearTrack 2015 (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wilshire Advisors LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
Fund’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R6 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R6 Shares of the Fund was above the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3-year period. The Board also noted that the performance of Class R6 Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on December 6, 2021 pursuant to its current investment strategies, glide path and benchmark. The Trustees also noted TAM’s enhanced monitoring of the Sub-Adviser following recent changes in the legal and compliance team at the Sub-Adviser.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares of the Fund were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2015

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978450 CT 2015 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica ClearTrack® 2020
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
INVESTMENT COMPANIES - 53.9%
International Equity Funds - 4.9%
Transamerica Emerging Markets Equity (A)	30,036	$ 244,791
Transamerica International Focus (A)	56,181	449,451
Transamerica International Stock (A)	37,906	464,729
		1,158,971
International Fixed Income Fund - 5.1%
Transamerica Emerging Markets Debt (A)	128,344	1,192,317
U.S. Equity Funds - 13.5%
Transamerica Capital Growth (A)(B)	38,403	370,589
Transamerica Large Cap Value (A)	66,074	988,457
Transamerica Mid Cap Growth (A)(B)	34,389	344,235
Transamerica Mid Cap Value Opportunities (A)	29,627	351,081
Transamerica Small Cap Growth (A)	34,961	233,889
Transamerica Small Cap Value (A)	37,263	236,995
Transamerica US Growth (A)	19,288	634,963
		3,160,209
U.S. Fixed Income Funds - 30.4%
Transamerica Bond (A)	680,793	5,473,577
Transamerica High Yield Bond (A)	203,912	1,674,113
		7,147,690
Total Investment Companies (Cost $13,732,915)		12,659,187
EXCHANGE-TRADED FUNDS - 45.6%
International Equity Funds - 9.0%
iShares Core MSCI EAFE ETF	18,861	1,391,564
iShares Core MSCI Emerging Markets ETF	4,443	247,120
iShares Global REIT ETF	18,245	465,430
		2,104,114
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 12.4%
iShares Core S&P 500 ETF	5,093	$ 2,909,325
U.S. Fixed Income Funds - 24.2%
iShares 0-5 Year TIPS Bond ETF	22,439	2,260,281
iShares Core U.S. Aggregate Bond ETF	34,767	3,421,768
		5,682,049
Total Exchange-Traded Funds (Cost $10,977,313)		10,695,488

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.10% (C), dated 10/31/2024, to be repurchased at $154,996 on 11/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $158,211.	$ 154,987	154,987
Total Repurchase Agreement (Cost $154,987)		154,987
Total Investments (Cost $24,865,215)		23,509,662
Net Other Assets (Liabilities) - (0.2)%		(50,457)
Net Assets - 100.0%		$ 23,459,205
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$12,659,187	$—	$—	$12,659,187
Exchange-Traded Funds	10,695,488	—	—	10,695,488
Repurchase Agreement	—	154,987	—	154,987
Total Investments	$23,354,675	$154,987	$—	$23,509,662
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,379,224	$275,375	$(519,431)	$(101,274)	$439,683	$5,473,577	680,793	$249,175	$—
Transamerica Capital Growth	309,358	13,496	(131,617)	38,121	141,231	370,589	38,403	—	—
Transamerica Emerging Markets Debt	1,188,012	65,335	(173,151)	(25,257)	137,378	1,192,317	128,344	68,432	—
Transamerica Emerging Markets Equity	229,320	12,986	(33,106)	(15,196)	50,787	244,791	30,036	6,715	—
Transamerica High Yield Bond	1,656,318	109,013	(221,495)	(31,067)	161,344	1,674,113	203,912	109,014	—
Transamerica International Focus	468,639	39,641	(78,013)	(17,663)	36,847	449,451	56,181	16,719	22,923
Transamerica International Stock	458,571	16,625	(110,951)	252	100,232	464,729	37,906	16,625	—
Transamerica Large Cap Value	982,640	85,485	(308,077)	(4,161)	232,570	988,457	66,074	12,419	73,065
Transamerica Mid Cap Growth	326,910	—	(91,852)	(45,276)	154,453	344,235	34,389	—	—
Transamerica Mid Cap Value Opportunities	347,238	17,997	(64,493)	(19,183)	69,522	351,081	29,627	3,832	14,164
Transamerica Small Cap Growth	220,499	13,505	(30,853)	(11,899)	42,637	233,889	34,961	—	11,005
Transamerica Small Cap Value	216,270	7,572	(53,010)	(64,925)	131,088	236,995	37,263	7,572	—
Transamerica US Growth	623,254	23,260	(221,043)	67,519	141,973	634,963	19,288	—	23,260
Total	$12,406,253	$680,290	$(2,037,092)	$(230,009)	$1,839,745	$12,659,187	1,397,177	$490,503	$144,417

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at October 31, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended October 31, 2024. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $13,732,915)	$12,659,187
Unaffiliated investments, at value (cost $10,977,313)	10,695,488
Repurchase agreement, at value (cost $154,987)	154,987
Receivables and other assets:
Shares of beneficial interest sold	100
Dividends from affiliated investments	30,027
Interest	9
Total assets	23,539,798
Liabilities:
Payables and other liabilities:
Investments purchased	30,027
Shares of beneficial interest redeemed	415
Investment management fees	9,358
Distribution and service fees	10,004
Transfer agent fees	3,155
Trustee and CCO fees	7
Audit and tax fees	19,965
Custody fees	884
Legal fees	299
Printing and shareholder reports fees	2,558
Registration fees	528
Other accrued expenses	3,393
Total liabilities	80,593
Net assets	$23,459,205
Net assets consist of:
Paid-in capital	$26,201,847
Total distributable earnings (accumulated losses)	(2,742,642)
Net assets	$23,459,205
Net assets by class:
Class R1	$23,008,868
Class R3	11,617
Class R6	438,720
Shares outstanding (unlimited shares, no par value):
Class R1	2,864,020
Class R3	1,448
Class R6	53,977
Net asset value per share:
Class R1	$8.03
Class R3	8.02
Class R6	8.13
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$490,503
Dividend income from unaffiliated investments	295,885
Interest income from unaffiliated investments	4,950
Net income from securities lending	798
Total investment income	792,136
Expenses:
Investment management fees	24,225
Distribution and service fees:
Class R1	118,925
Class R3	28
Transfer agent fees:
Class R1	37,462
Class R3	17
Class R6	32
Trustee and CCO fees	983
Audit and tax fees	23,135
Custody fees	1,337
Legal fees	1,947
Printing and shareholder reports fees	4,603
Registration fees	48,399
Other	9,806
Total expenses before waiver and/or reimbursement and recapture	270,899
Expenses waived and/or reimbursed:
Class R1	(76,733)
Class R3	(87)
Class R6	(1,394)
Recapture of previously waived and/or reimbursed fees:
Class R1	12,541
Class R3	41
Class R6	237
Net expenses	205,504
Net investment income (loss)	586,632
Net realized gain (loss) on:
Affiliated investments	(230,009)
Unaffiliated investments	11,237
Capital gain distributions received from affiliated investment companies	144,417
Net realized gain (loss)	(74,355)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,839,745
Unaffiliated investments	1,641,978
Net change in unrealized appreciation (depreciation)	3,481,723
Net realized and change in unrealized gain (loss)	3,407,368
Net increase (decrease) in net assets resulting from operations	$3,994,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$586,632	$551,085
Net realized gain (loss)	(74,355)	(1,574,945)
Net change in unrealized appreciation (depreciation)	3,481,723	2,153,561
Net increase (decrease) in net assets resulting from operations	3,994,000	1,129,701
Dividends and/or distributions to shareholders:
Class R1	(561,533)	(5,125,201)
Class R3	(298)	(1,976)
Class R6	(13,442)	(89,015)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(575,273)	(5,216,192)
Capital share transactions:
Proceeds from shares sold:
Class R1	278,612	14,715
Class R6	76,260	39,781
	354,872	54,496
Dividends and/or distributions reinvested:
Class R1	561,533	5,125,201
Class R3	298	1,976
Class R6	13,442	89,015
	575,273	5,216,192
Cost of shares redeemed:
Class R1	(3,847,562)	(4,097,398)
Class R6	(122,465)	(106,073)
	(3,970,027)	(4,203,471)
Net increase (decrease) in net assets resulting from capital share transactions	(3,039,882)	1,067,217
Net increase (decrease) in net assets	378,845	(3,019,274)
Net assets:
Beginning of year	23,080,360	26,099,634
End of year	$23,459,205	$23,080,360
Capital share transactions - shares:
Shares issued:
Class R1	35,677	1,938
Class R6	9,758	5,310
	45,435	7,248
Shares reinvested:
Class R1	74,672	743,861
Class R3	39	288
Class R6	1,778	12,845
	76,489	756,994
Shares redeemed:
Class R1	(498,940)	(558,987)
Class R6	(15,980)	(14,258)
	(514,920)	(573,245)
Net increase (decrease) in shares outstanding:
Class R1	(388,591)	186,812
Class R3	39	288
Class R6	(4,444)	3,897
	(392,996)	190,997
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R1
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$6.97	$8.36	$10.65	$9.05	$10.65
Investment operations:
Net investment income (loss) (A)	0.19	0.16	0.29	0.08	0.04
Net realized and unrealized gain (loss)	1.05	0.15	(2.00)	1.53	(1.16)
Total investment operations	1.24	0.31	(1.71)	1.61	(1.12)
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.21)	(0.20)	(0.01)	(0.17)
Net realized gains	—	(1.49)	(0.38)	—	(0.31)
Total dividends and/or distributions to shareholders	(0.18)	(1.70)	(0.58)	(0.01)	(0.48)
Net asset value, end of year	$8.03	$6.97	$8.36	$10.65	$9.05
Total return	17.91%	3.95%	(17.00)%	17.75%	(11.16)%
Ratio and supplemental data:
Net assets end of year (000’s)	$23,009	$22,659	$25,630	$37,150	$37,467
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	1.13%	1.14%	1.07%	1.25%	1.25%
Including waiver and/or reimbursement and recapture	0.86%	0.85%	0.88%	1.15%	1.14%
Net investment income (loss) to average net assets	2.41%	2.13%	3.10%	0.76%	0.44%
Portfolio turnover rate	1%	7%	102%	11%	137%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.35%, 0.32%, 0.05% and 0.06%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$6.96	$8.38	$10.63	$9.04	$10.65
Investment operations:
Net investment income (loss) (A)	0.22	0.19	0.31	0.10	0.06
Net realized and unrealized gain (loss)	1.05	0.15	(1.99)	1.53	(1.15)
Total investment operations	1.27	0.34	(1.68)	1.63	(1.09)
Contributions from affiliate	—	—	0.04 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.27)	(0.23)	(0.04)	(0.21)
Net realized gains	—	(1.49)	(0.38)	—	(0.31)
Total dividends and/or distributions to shareholders	(0.21)	(1.76)	(0.61)	(0.04)	(0.52)
Net asset value, end of year	$8.02	$6.96	$8.38	$10.63	$9.04
Total return	18.49%	4.40%	(16.29)%(B)	18.02%	(10.91)%
Ratio and supplemental data:
Net assets end of year (000’s)	$12	$10	$9	$11	$10
Expenses to average net assets (C)(D)
Excluding waiver and/or reimbursement and recapture	0.88%	0.89%	0.82%	1.00%	0.99%
Including waiver and/or reimbursement and recapture	0.46%	0.42%	0.60%	0.90%	0.89%
Net investment income (loss) to average net assets	2.80%	2.55%	3.34%	1.00%	0.64%
Portfolio turnover rate	1%	7%	102%	11%	137%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.41%.

(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.35%, 0.32%, 0.05% and 0.06%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$7.04	$8.44	$10.76	$9.14	$10.76
Investment operations:
Net investment income (loss) (A)	0.24	0.21	0.35	0.14	0.09
Net realized and unrealized gain (loss)	1.08	0.15	(2.02)	1.55	(1.16)
Total investment operations	1.32	0.36	(1.67)	1.69	(1.07)
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.27)	(0.27)	(0.07)	(0.24)
Net realized gains	—	(1.49)	(0.38)	—	(0.31)
Total dividends and/or distributions to shareholders	(0.23)	(1.76)	(0.65)	(0.07)	(0.55)
Net asset value, end of year	$8.13	$7.04	$8.44	$10.76	$9.14
Total return	18.96%	4.63%	(16.54)%	18.60%	(10.60)%
Ratio and supplemental data:
Net assets end of year (000’s)	$438	$411	$461	$593	$495
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	0.48%	0.49%	0.42%	0.60%	0.60%
Including waiver and/or reimbursement and recapture	0.21%	0.20%	0.23%	0.50%	0.49%
Net investment income (loss) to average net assets	3.06%	2.81%	3.71%	1.41%	0.95%
Portfolio turnover rate	1%	7%	102%	11%	137%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.35%, 0.32%, 0.05% and 0.06%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2020 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2024.
Repurchase agreements at October 31, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio (the “Navigator”). The Transamerica family of mutual funds is a significant shareholder of the Navigator as of October 31, 2024. No individual fund has a significant holding in the Navigator.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2024, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R1	$69,048	$88,146	$76,733	$233,927
Class R3	—	—	23	23
Class R6	1,224	1,444	1,394	4,062
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,817	$153
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$156,463	$3,602,361
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$25,186,219	$908,376	$(2,584,933)	$(1,676,557)
As of October 31, 2024, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$80,471	$1,391,498
During the year ended October 31, 2024, the capital loss carryforwards utilized are $35,830.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$575,273	$—	$—	$—	$643,157	$—	$4,573,035	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$405,884	$—	$—	$(1,471,969)	$—	$—	$(1,676,557)
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
10. SUBSEQUENT EVENT
Effective December 20, 2024, the R1 share class is no longer being offered.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica ClearTrack® 2020
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica ClearTrack® 2020 (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $135,593 of qualified dividend income.
For corporate shareholders, 11% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 73,780	$10,904
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica ClearTrack 2020 (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wilshire Advisors LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
Fund’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R6 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R6 Shares of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5-year period. The Board also noted that the performance of Class R6 Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1- and 3-year periods and below the benchmark for the past 5-year period. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on December 6, 2021 pursuant to its current investment objective, investment strategies, glide path and benchmark. The Trustees also noted TAM’s enhanced monitoring of the Sub-Adviser following recent changes in the legal and compliance team at the Sub-Adviser.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2020

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978450 CT 2020 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica ClearTrack® 2025
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
INVESTMENT COMPANIES - 54.1%
International Equity Funds - 5.7%
Transamerica Emerging Markets Equity (A)	57,756	$ 470,714
Transamerica International Focus (A)	134,117	1,072,931
Transamerica International Stock (A)	92,611	1,135,411
		2,679,056
International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	256,535	2,383,208
U.S. Equity Funds - 14.6%
Transamerica Capital Growth (A)(B)	93,097	898,383
Transamerica Large Cap Value (A)	142,881	2,137,504
Transamerica Mid Cap Growth (A)(B)	70,307	703,772
Transamerica Mid Cap Value Opportunities (A)	59,258	702,207
Transamerica Small Cap Growth (A)	83,559	559,014
Transamerica Small Cap Value (A)	98,025	623,439
Transamerica US Growth (A)	40,336	1,327,856
		6,952,175
U.S. Fixed Income Funds - 28.8%
Transamerica Bond (A)	1,280,541	10,295,553
Transamerica High Yield Bond (A)	411,082	3,374,980
		13,670,533
Total Investment Companies (Cost $27,284,243)		25,684,972
EXCHANGE-TRADED FUNDS - 45.2%
International Equity Funds - 11.2%
iShares Core MSCI EAFE ETF	45,842	3,382,223
iShares Core MSCI Emerging Markets ETF	12,753	709,322
iShares Global REIT ETF	48,656	1,241,214
		5,332,759
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 13.8%
iShares Core S&P 500 ETF	11,474	$ 6,554,408
U.S. Fixed Income Funds - 20.2%
iShares 0-5 Year TIPS Bond ETF	33,135	3,337,688
iShares Core U.S. Aggregate Bond ETF	63,466	6,246,324
		9,584,012
Total Exchange-Traded Funds (Cost $21,561,875)		21,471,179

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.10% (C), dated 10/31/2024, to be repurchased at $511,530 on 11/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $521,768.	$ 511,500	511,500
Total Repurchase Agreement (Cost $511,500)		511,500
Total Investments (Cost $49,357,618)		47,667,651
Net Other Assets (Liabilities) - (0.4)%		(167,201)
Net Assets - 100.0%		$ 47,500,450
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$25,684,972	$—	$—	$25,684,972
Exchange-Traded Funds	21,471,179	—	—	21,471,179
Repurchase Agreement	—	511,500	—	511,500
Total Investments	$47,156,151	$511,500	$—	$47,667,651
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$9,009,780	$1,298,581	$(579,417)	$(117,636)	$684,245	$10,295,553	1,280,541	$437,621	$—
Transamerica Capital Growth	644,019	95,295	(242,721)	62,483	339,307	898,383	93,097	—	—
Transamerica Emerging Markets Debt	2,053,915	258,572	(128,211)	(18,965)	217,897	2,383,208	256,535	128,603	—
Transamerica Emerging Markets Equity	507,190	29,217	(134,253)	(72,973)	141,533	470,714	57,756	14,909	—
Transamerica High Yield Bond	3,073,685	236,770	(177,667)	(29,582)	271,774	3,374,980	411,082	205,849	—
Transamerica International Focus	1,077,230	102,507	(150,727)	(32,996)	76,917	1,072,931	134,117	39,017	53,496
Transamerica International Stock	1,084,063	49,457	(234,186)	(1,976)	238,053	1,135,411	92,611	38,936	—
Transamerica Large Cap Value	1,986,662	229,311	(538,875)	(25,628)	486,034	2,137,504	142,881	25,380	153,931
Transamerica Mid Cap Growth	608,195	24,476	(133,350)	(72,670)	277,121	703,772	70,307	—	—
Transamerica Mid Cap Value Opportunities	631,701	46,502	(68,992)	(22,482)	115,478	702,207	59,258	7,142	26,396
Transamerica Small Cap Growth	505,903	65,590	(84,286)	(35,087)	106,894	559,014	83,559	—	26,177
Transamerica Small Cap Value	467,199	95,194	(95,479)	(133,430)	289,955	623,439	98,025	18,063	—
Transamerica US Growth	1,269,554	47,609	(399,277)	108,404	301,566	1,327,856	40,336	—	47,609
Total	$22,919,096	$2,579,081	$(2,967,441)	$(392,538)	$3,546,774	$25,684,972	2,820,105	$915,520	$307,609

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at October 31, 2024.
(D)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $27,284,243)	$25,684,972
Unaffiliated investments, at value (cost $21,561,875)	21,471,179
Repurchase agreement, at value (cost $511,500)	511,500
Receivables and other assets:
Shares of beneficial interest sold	553
Dividends from affiliated investments	56,192
Interest	30
Total assets	47,724,426
Liabilities:
Payables and other liabilities:
Investments purchased	56,192
Shares of beneficial interest redeemed	100,040
Investment management fees	12,427
Distribution and service fees	19,293
Transfer agent fees	6,307
Trustee and CCO fees	13
Audit and tax fees	20,051
Custody fees	831
Legal fees	554
Printing and shareholder reports fees	4,085
Registration fees	528
Other accrued expenses	3,655
Total liabilities	223,976
Net assets	$47,500,450
Net assets consist of:
Paid-in capital	$50,792,039
Total distributable earnings (accumulated losses)	(3,291,589)
Net assets	$47,500,450
Net assets by class:
Class R1	$42,964,224
Class R3	4,100,902
Class R6	435,324
Shares outstanding (unlimited shares, no par value):
Class R1	5,096,321
Class R3	489,787
Class R6	51,003
Net asset value per share:
Class R1	$8.43
Class R3	8.37
Class R6	8.54
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$915,520
Dividend income from unaffiliated investments	542,521
Interest income from unaffiliated investments	10,853
Net income from securities lending	1,088
Total investment income	1,469,982
Expenses:
Investment management fees	45,972
Distribution and service fees:
Class R1	215,396
Class R3	6,056
Transfer agent fees:
Class R1	67,850
Class R3	3,816
Class R6	35
Trustee and CCO fees	1,874
Audit and tax fees	23,378
Custody fees	1,259
Legal fees	3,629
Printing and shareholder reports fees	7,406
Registration fees	48,399
Other	10,635
Total expenses before waiver and/or reimbursement and recapture	435,705
Expenses waived and/or reimbursed:
Class R1	(64,287)
Class R3	(4,017)
Class R6	(714)
Recapture of previously waived and/or reimbursed fees:
Class R1	13,678
Class R3	1,171
Class R6	161
Net expenses	381,697
Net investment income (loss)	1,088,285
Net realized gain (loss) on:
Affiliated investments	(392,538)
Unaffiliated investments	(4,126)
Capital gain distributions received from affiliated investment companies	307,609
Net realized gain (loss)	(89,055)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,546,774
Unaffiliated investments	3,446,199
Net change in unrealized appreciation (depreciation)	6,992,973
Net realized and change in unrealized gain (loss)	6,903,918
Net increase (decrease) in net assets resulting from operations	$7,992,203
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$1,088,285	$909,515
Net realized gain (loss)	(89,055)	(1,903,151)
Net change in unrealized appreciation (depreciation)	6,992,973	2,990,173
Net increase (decrease) in net assets resulting from operations	7,992,203	1,996,537
Dividends and/or distributions to shareholders:
Class R1	(941,484)	(8,900,365)
Class R3	(44,158)	(73,075)
Class R6	(14,417)	(132,356)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,000,059)	(9,105,796)
Capital share transactions:
Proceeds from shares sold:
Class R1	1,109,778	316,090
Class R3	3,309,796	1,523,021
Class R6	40,569	74,320
	4,460,143	1,913,431
Dividends and/or distributions reinvested:
Class R1	941,484	8,900,365
Class R3	44,158	73,075
Class R6	14,417	132,356
	1,000,059	9,105,796
Cost of shares redeemed:
Class R1	(5,540,865)	(5,151,123)
Class R3	(1,221,197)	(186,881)
Class R6	(158,850)	(290,845)
	(6,920,912)	(5,628,849)
Net increase (decrease) in net assets resulting from capital share transactions	(1,460,710)	5,390,378
Net increase (decrease) in net assets	5,531,434	(1,718,881)
Net assets:
Beginning of year	41,969,016	43,687,897
End of year	$47,500,450	$41,969,016
Capital share transactions - shares:
Shares issued:
Class R1	146,088	41,217
Class R3	407,463	206,407
Class R6	5,030	9,263
	558,581	256,887
Shares reinvested:
Class R1	119,782	1,250,051
Class R3	5,669	10,336
Class R6	1,823	18,460
	127,274	1,278,847
Shares redeemed:
Class R1	(693,807)	(681,936)
Class R3	(152,642)	(25,031)
Class R6	(19,676)	(38,499)
	(866,125)	(745,466)
Net increase (decrease) in shares outstanding:
Class R1	(427,937)	609,332
Class R3	260,490	191,712
Class R6	(12,823)	(10,776)
	(180,270)	790,268
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R1
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$7.22	$8.69	$11.13	$9.55	$11.11
Investment operations:
Net investment income (loss) (A)	0.19	0.15	0.30	0.07	0.04
Net realized and unrealized gain (loss)	1.19	0.21	(2.17)	1.72	(1.30)
Total investment operations	1.38	0.36	(1.87)	1.79	(1.26)
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.19)	(0.22)	(0.03)	(0.16)
Net realized gains	—	(1.64)	(0.35)	(0.18)	(0.14)
Total dividends and/or distributions to shareholders	(0.17)	(1.83)	(0.57)	(0.21)	(0.30)
Net asset value, end of year	$8.43	$7.22	$8.69	$11.13	$9.55
Total return	19.30%	4.46%	(17.73)%	18.93%	(11.77)%
Ratio and supplemental data:
Net assets end of year (000’s)	$42,964	$39,858	$42,706	$58,821	$55,999
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	0.97%	0.99%	0.98%	1.18%	1.17%
Including waiver and/or reimbursement and recapture	0.85%	0.84%	0.87%	1.15%	1.14%
Net investment income (loss) to average net assets	2.35%	2.02%	3.10%	0.69%	0.39%
Portfolio turnover rate	7%	10%	106%	19%	161%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35%, 0.36%, 0.33%, 0.05% and 0.06%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$7.17	$8.68	$11.12	$9.54	$11.11
Investment operations:
Net investment income (loss) (A)	0.20	0.17	0.19	0.10	0.06
Net realized and unrealized gain (loss)	1.20	0.20	(2.03)	1.72	(1.29)
Total investment operations	1.40	0.37	(1.84)	1.82	(1.23)
Contributions from affiliate	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.24)	(0.25)	(0.06)	(0.20)
Net realized gains	—	(1.64)	(0.35)	(0.18)	(0.14)
Total dividends and/or distributions to shareholders	(0.20)	(1.88)	(0.60)	(0.24)	(0.34)
Net asset value, end of year	$8.37	$7.17	$8.68	$11.12	$9.54
Total return	19.74%	4.55%	(17.52)%(C)	19.33%	(11.58)%
Ratio and supplemental data:
Net assets end of year (000’s)	$4,101	$1,645	$327	$11	$9
Expenses to average net assets (D)(E)
Excluding waiver and/or reimbursement and recapture	0.72%	0.74%	0.73%	0.93%	0.92%
Including waiver and/or reimbursement and recapture	0.60%	0.59%	0.61%	0.90%	0.89%
Net investment income (loss) to average net assets	2.50%	2.27%	2.12%	0.93%	0.60%
Portfolio turnover rate	7%	10%	106%	19%	161%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35%, 0.36%, 0.33%, 0.05% and 0.06%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$7.30	$8.79	$11.25	$9.65	$11.23
Investment operations:
Net investment income (loss) (A)	0.24	0.22	0.38	0.15	0.08
Net realized and unrealized gain (loss)	1.22	0.18	(2.20)	1.73	(1.29)
Total investment operations	1.46	0.40	(1.82)	1.88	(1.21)
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.25)	(0.29)	(0.10)	(0.23)
Net realized gains	—	(1.64)	(0.35)	(0.18)	(0.14)
Total dividends and/or distributions to shareholders	(0.22)	(1.89)	(0.64)	(0.28)	(0.37)
Net asset value, end of year	$8.54	$7.30	$8.79	$11.25	$9.65
Total return	20.26%	4.98%	(17.17)%	19.78%	(11.26)%
Ratio and supplemental data:
Net assets end of year (000’s)	$435	$466	$655	$1,483	$1,588
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	0.32%	0.34%	0.33%	0.53%	0.52%
Including waiver and/or reimbursement and recapture	0.20%	0.19%	0.22%	0.50%	0.49%
Net investment income (loss) to average net assets	2.99%	2.77%	3.84%	1.37%	0.81%
Portfolio turnover rate	7%	10%	106%	19%	161%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35%, 0.36%, 0.33%, 0.05% and 0.06%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2025 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2024.
Repurchase agreements at October 31, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2024, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources,
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS (continued)
information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R1	$75,731	$79,112	$64,287	$219,130
Class R3	—	324	4,017	4,341
Class R6	2,197	906	714	3,817
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$3,448	$303
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$3,204,869	$5,729,553
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$49,985,740	$2,038,719	$(4,356,808)	$(2,318,089)
As of October 31, 2024, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$—	$1,690,926
During the year ended October 31, 2024, the capital loss carryforwards utilized are $210,992.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$1,000,059	$—	$—	$—	$950,023	$—	$8,155,773	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$717,426	$—	$—	$(1,690,926)	$—	$—	$(2,318,089)
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
10. SUBSEQUENT EVENT
Effective December 20, 2024, the R1 share class is no longer being offered.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica ClearTrack® 2025
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica ClearTrack® 2025 (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $303,989 of qualified dividend income.
For corporate shareholders, 13% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 171,727	$25,831
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica ClearTrack 2025 (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wilshire Advisors LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
Fund’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R6 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R6 Shares of the Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5-year period. The Board also noted that the performance of Class R6 Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1-year period and below the benchmark for the past 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on December 6, 2021 pursuant to its current investment objective, investment strategies, glide path and benchmark. The Trustees also noted TAM’s enhanced monitoring of the Sub-Adviser following recent changes in the legal and compliance team at the Sub-Adviser.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2025

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978450 CT 2025 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica ClearTrack® 2030
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
INVESTMENT COMPANIES - 52.3%
International Equity Funds - 7.2%
Transamerica Emerging Markets Equity (A)	101,396	$ 826,375
Transamerica International Focus (A)	200,592	1,604,740
Transamerica International Stock (A)	136,318	1,671,261
		4,102,376
International Fixed Income Fund - 4.0%
Transamerica Emerging Markets Debt (A)	244,809	2,274,272
U.S. Equity Funds - 17.6%
Transamerica Capital Growth (A)(B)	134,588	1,298,777
Transamerica Large Cap Value (A)	213,018	3,186,741
Transamerica Mid Cap Growth (A)(B)	101,665	1,017,670
Transamerica Mid Cap Value Opportunities (A)	85,238	1,010,070
Transamerica Small Cap Growth (A)	101,948	682,032
Transamerica Small Cap Value (A)	117,181	745,270
Transamerica US Growth (A)	61,274	2,017,143
		9,957,703
U.S. Fixed Income Funds - 23.5%
Transamerica Bond (A)	1,222,475	9,828,696
Transamerica High Yield Bond (A)	423,273	3,475,073
		13,303,769
Total Investment Companies (Cost $30,445,075)		29,638,120
EXCHANGE-TRADED FUNDS - 47.0%
International Equity Funds - 13.9%
iShares Core MSCI EAFE ETF	72,282	5,332,966
iShares Core MSCI Emerging Markets ETF	20,388	1,133,981
iShares Global REIT ETF	55,828	1,424,172
		7,891,119
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 17.3%
iShares Core S&P 500 ETF	17,095	$ 9,765,348
U.S. Fixed Income Funds - 15.8%
iShares 0-5 Year TIPS Bond ETF	30,883	3,110,845
iShares Core U.S. Aggregate Bond ETF	59,106	5,817,212
		8,928,057
Total Exchange-Traded Funds (Cost $25,440,278)		26,584,524

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.10% (C), dated 10/31/2024, to be repurchased at $488,722 on 11/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $498,489.	$ 488,693	488,693
Total Repurchase Agreement (Cost $488,693)		488,693
Total Investments (Cost $56,374,046)		56,711,337
Net Other Assets (Liabilities) - (0.2)%		(104,523)
Net Assets - 100.0%		$ 56,606,814
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$29,638,120	$—	$—	$29,638,120
Exchange-Traded Funds	26,584,524	—	—	26,584,524
Repurchase Agreement	—	488,693	—	488,693
Total Investments	$56,222,644	$488,693	$—	$56,711,337
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$8,077,597	$2,194,157	$(955,000)	$(180,998)	$692,940	$9,828,696	1,222,475	$424,337	$—
Transamerica Capital Growth	849,441	63,896	(145,648)	38,134	492,954	1,298,777	134,588	—	—
Transamerica Emerging Markets Debt	2,015,662	230,204	(165,727)	(24,785)	218,918	2,274,272	244,809	124,339	—
Transamerica Emerging Markets Equity	858,566	75,658	(232,172)	(117,710)	242,033	826,375	101,396	25,148	—
Transamerica High Yield Bond	3,021,739	454,820	(245,000)	(36,301)	279,815	3,475,073	423,273	212,470	—
Transamerica International Focus	1,483,619	252,738	(192,481)	(40,719)	101,583	1,604,740	200,592	53,479	73,325
Transamerica International Stock	1,493,250	177,955	(338,147)	52	338,151	1,671,261	136,318	53,067	—
Transamerica Large Cap Value	2,851,471	333,094	(670,708)	(30,926)	703,810	3,186,741	213,018	36,976	211,406
Transamerica Mid Cap Growth	818,154	18,426	(97,375)	(52,713)	331,178	1,017,670	101,665	—	—
Transamerica Mid Cap Value Opportunities	856,877	91,966	(67,735)	(22,184)	151,146	1,010,070	85,238	9,427	34,848
Transamerica Small Cap Growth	696,686	61,508	(172,136)	(73,884)	169,858	682,032	101,948	—	35,059
Transamerica Small Cap Value	679,934	65,338	(201,138)	(270,985)	472,121	745,270	117,181	23,805	—
Transamerica US Growth	1,880,164	206,014	(697,486)	204,018	424,433	2,017,143	61,274	—	67,426
Total	$25,583,160	$4,225,774	$(4,180,753)	$(609,001)	$4,618,940	$29,638,120	3,143,775	$963,048	$422,064

(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at October 31, 2024.
(D)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $30,445,075)	$29,638,120
Unaffiliated investments, at value (cost $25,440,278)	26,584,524
Repurchase agreement, at value (cost $488,693)	488,693
Receivables and other assets:
Shares of beneficial interest sold	3,142
Dividends from affiliated investments	56,049
Interest	28
Total assets	56,770,556
Liabilities:
Payables and other liabilities:
Investments purchased	56,049
Shares of beneficial interest redeemed	35,000
Investment management fees	11,640
Distribution and service fees	22,843
Transfer agent fees	7,552
Trustee and CCO fees	15
Audit and tax fees	20,092
Custody fees	1,053
Legal fees	663
Printing and shareholder reports fees	4,545
Registration fees	528
Other accrued expenses	3,762
Total liabilities	163,742
Net assets	$56,606,814
Net assets consist of:
Paid-in capital	$58,938,731
Total distributable earnings (accumulated losses)	(2,331,917)
Net assets	$56,606,814
Net assets by class:
Class R1	$50,482,339
Class R3	5,160,212
Class R6	964,263
Shares outstanding (unlimited shares, no par value):
Class R1	6,561,128
Class R3	677,209
Class R6	123,223
Net asset value per share:
Class R1	$7.69
Class R3	7.62
Class R6	7.83
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$963,048
Dividend income from unaffiliated investments	658,006
Interest income from unaffiliated investments	13,224
Net income from securities lending	916
Total investment income	1,635,194
Expenses:
Investment management fees	55,373
Distribution and service fees:
Class R1	244,748
Class R3	9,885
Transfer agent fees:
Class R1	77,096
Class R3	6,227
Class R6	185
Trustee and CCO fees	2,255
Audit and tax fees	23,490
Custody fees	1,518
Legal fees	4,379
Printing and shareholder reports fees	8,472
Registration fees	48,399
Other	12,676
Total expenses before waiver and/or reimbursement and recapture	494,703
Expenses waived and/or reimbursed:
Class R1	(56,000)
Class R3	(4,772)
Class R6	(3,176)
Recapture of previously waived and/or reimbursed fees:
Class R1	11,981
Class R3	1,217
Class R6	955
Net expenses	444,908
Net investment income (loss)	1,190,286
Net realized gain (loss) on:
Affiliated investments	(609,001)
Unaffiliated investments	76,942
Capital gain distributions received from affiliated investment companies	422,064
Net realized gain (loss)	(109,995)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	4,618,940
Unaffiliated investments	4,657,157
Net change in unrealized appreciation (depreciation)	9,276,097
Net realized and change in unrealized gain (loss)	9,166,102
Net increase (decrease) in net assets resulting from operations	$10,356,388
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$1,190,286	$932,631
Net realized gain (loss)	(109,995)	(2,906,346)
Net change in unrealized appreciation (depreciation)	9,276,097	4,456,452
Net increase (decrease) in net assets resulting from operations	10,356,388	2,482,737
Dividends and/or distributions to shareholders:
Class R1	(931,173)	(19,428,178)
Class R3	(45,339)	(313,226)
Class R6	(78,526)	(1,189,931)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,055,038)	(20,931,335)
Capital share transactions:
Proceeds from shares sold:
Class R1	2,939,927	1,048,628
Class R3	4,286,667	2,685,945
Class R6	194,688	286,055
	7,421,282	4,020,628
Dividends and/or distributions reinvested:
Class R1	931,173	19,428,178
Class R3	45,339	313,226
Class R6	78,526	1,189,931
	1,055,038	20,931,335
Cost of shares redeemed:
Class R1	(5,310,121)	(5,607,395)
Class R3	(2,306,348)	(682,298)
Class R6	(2,569,712)	(396,299)
	(10,186,181)	(6,685,992)
Net increase (decrease) in net assets resulting from capital share transactions	(1,709,861)	18,265,971
Net increase (decrease) in net assets	7,591,489	(182,627)
Net assets:
Beginning of year	49,015,325	49,197,952
End of year	$56,606,814	$49,015,325
Capital share transactions - shares:
Shares issued:
Class R1	403,406	153,663
Class R3	597,180	396,955
Class R6	26,268	41,146
	1,026,854	591,764
Shares reinvested:
Class R1	131,151	3,059,556
Class R3	6,459	49,877
Class R6	10,937	185,348
	148,547	3,294,781
Shares redeemed:
Class R1	(726,673)	(733,651)
Class R3	(323,999)	(101,751)
Class R6	(339,007)	(55,653)
	(1,389,679)	(891,055)
Net increase (decrease) in shares outstanding:
Class R1	(192,116)	2,479,568
Class R3	279,640	345,081
Class R6	(301,802)	170,841
	(214,278)	2,995,490
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R1
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$6.47	$10.73	$13.85	$11.65	$11.36
Investment operations:
Net investment income (loss) (A)	0.15	0.13	0.39	0.08	0.13
Net realized and unrealized gain (loss)	1.21	0.33	(2.82)	2.47	0.49
Total investment operations	1.36	0.46	(2.43)	2.55	0.62
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.21)	(0.30)	(0.11)	(0.16)
Net realized gains	—	(4.51)	(0.39)	(0.24)	(0.17)
Total dividends and/or distributions to shareholders	(0.14)	(4.72)	(0.69)	(0.35)	(0.33)
Net asset value, end of year	$7.69	$6.47	$10.73	$13.85	$11.65
Total return	21.18%	5.04%	(18.51)%	22.17%	5.48%
Ratio and supplemental data:
Net assets end of year (000’s)	$50,483	$43,672	$45,872	$63,252	$54,145
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	0.94%	0.97%	0.96%	1.17%	1.19%
Including waiver and/or reimbursement and recapture	0.85%	0.84%	0.86%	1.16%	1.15%
Net investment income (loss) to average net assets	2.11%	1.78%	3.21%	0.65%	1.12%
Portfolio turnover rate	10%	13%	109%	9%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35%, 0.36%, 0.34%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$6.41	$10.73	$13.83	$11.64	$11.36
Investment operations:
Net investment income (loss) (A)	0.15	0.14	0.27	0.12	0.15
Net realized and unrealized gain (loss)	1.22	0.32	(2.64)	2.45	0.50
Total investment operations	1.37	0.46	(2.37)	2.57	0.65
Contributions from affiliate	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.27)	(0.34)	(0.14)	(0.20)
Net realized gains	—	(4.51)	(0.39)	(0.24)	(0.17)
Total dividends and/or distributions to shareholders	(0.16)	(4.78)	(0.73)	(0.38)	(0.37)
Net asset value, end of year	$7.62	$6.41	$10.73	$13.83	$11.64
Total return	21.53%	5.19%	(18.17)%(C)	22.42%	5.74%
Ratio and supplemental data:
Net assets end of year (000’s)	$5,160	$2,548	$563	$14	$11
Expenses to average net assets (D)(E)
Excluding waiver and/or reimbursement and recapture	0.69%	0.72%	0.71%	0.92%	0.94%
Including waiver and/or reimbursement and recapture	0.60%	0.59%	0.59%	0.91%	0.90%
Net investment income (loss) to average net assets	2.10%	2.04%	2.53%	0.89%	1.36%
Portfolio turnover rate	10%	13%	109%	9%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35%, 0.36%, 0.34%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$6.58	$10.87	$14.02	$11.78	$11.49
Investment operations:
Net investment income (loss) (A)	0.22	0.18	0.37	0.17	0.19
Net realized and unrealized gain (loss)	1.21	0.32	(2.74)	2.49	0.50
Total investment operations	1.43	0.50	(2.37)	2.66	0.69
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.28)	(0.39)	(0.18)	(0.23)
Net realized gains	—	(4.51)	(0.39)	(0.24)	(0.17)
Total dividends and/or distributions to shareholders	(0.18)	(4.79)	(0.78)	(0.42)	(0.40)
Net asset value, end of year	$7.83	$6.58	$10.87	$14.02	$11.78
Total return	22.05%	5.69%	(17.96)%	23.02%	6.09%
Ratio and supplemental data:
Net assets end of year (000’s)	$964	$2,795	$2,763	$1,078	$754
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	0.29%	0.32%	0.31%	0.52%	0.54%
Including waiver and/or reimbursement and recapture	0.20%	0.19%	0.21%	0.51%	0.50%
Net investment income (loss) to average net assets	3.01%	2.44%	3.13%	1.29%	1.62%
Portfolio turnover rate	10%	13%	109%	9%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35%, 0.36%, 0.34%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2030 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2024.
Repurchase agreements at October 31, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio (the “Navigator”). The Transamerica family of mutual funds is a significant shareholder of the Navigator as of October 31, 2024. No individual fund has a significant holding in the Navigator.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2024, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS (continued)
market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R1	$81,807	$71,237	$56,000	$209,044
Class R3	—	981	4,772	5,753
Class R6	1,326	4,299	3,176	8,801
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R1	0.50%
Class R3	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$4,153	$365
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$5,704,273	$8,195,948
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$57,208,289	$2,915,371	$(3,412,323)	$(496,952)
As of October 31, 2024, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$209,682	$2,384,177
During the year ended October 31, 2024, the capital loss carryforwards utilized are $354,668.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$1,055,038	$—	$—	$—	$939,884	$—	$19,991,451	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$758,894	$—	$—	$(2,593,859)	$—	$—	$(496,952)
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
10. SUBSEQUENT EVENT
Effective December 20, 2024, the R1 share class is no longer being offered.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica ClearTrack® 2030
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica ClearTrack® 2030 (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $449,398 of qualified dividend income.
For corporate shareholders, 17% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 265,981	$40,531
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica ClearTrack 2030 (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wilshire Advisors LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
Fund’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R6 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R6 Shares of the Fund was above the median for its peer universe for the past 1-year period and in line with the median for the past 3- and 5-year periods. The Board also noted that the performance of Class R6 Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1-year period and below the benchmark for the past 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on December 6, 2021 pursuant to its current investment objective, investment strategies, glide path and benchmark. The Trustees also noted TAM’s enhanced monitoring of the Sub-Adviser following recent changes in the legal and compliance team at the Sub-Adviser.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2030

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978450 CT 2030 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica ClearTrack® 2035
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
INVESTMENT COMPANIES - 50.4%
International Equity Funds - 9.0%
Transamerica Emerging Markets Equity (A)	127,644	$ 1,040,301
Transamerica International Focus (A)	258,835	2,070,679
Transamerica International Stock (A)	175,654	2,153,511
		5,264,491
International Fixed Income Fund - 3.4%
Transamerica Emerging Markets Debt (A)	218,330	2,028,289
U.S. Equity Funds - 21.8%
Transamerica Capital Growth (A)(B)	180,289	1,739,784
Transamerica Large Cap Value (A)	263,699	3,944,931
Transamerica Mid Cap Growth (A)(B)	140,924	1,410,653
Transamerica Mid Cap Value Opportunities (A)	111,963	1,326,766
Transamerica Small Cap Growth (A)	147,421	986,249
Transamerica Small Cap Value (A)	162,953	1,036,383
Transamerica US Growth (A)	71,789	2,363,289
		12,808,055
U.S. Fixed Income Funds - 16.2%
Transamerica Bond (A)	820,556	6,597,272
Transamerica High Yield Bond (A)	359,038	2,947,698
		9,544,970
Total Investment Companies (Cost $30,702,909)		29,645,805
EXCHANGE-TRADED FUNDS - 48.5%
International Equity Funds - 16.4%
iShares Core MSCI EAFE ETF	85,027	6,273,292
iShares Core MSCI Emerging Markets ETF	29,554	1,643,794
iShares Global REIT ETF	67,140	1,712,741
		9,629,827
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 20.9%
iShares Core S&P 500 ETF	21,481	$ 12,270,806
U.S. Fixed Income Funds - 11.2%
iShares 0-5 Year TIPS Bond ETF	26,081	2,627,139
iShares Core U.S. Aggregate Bond ETF	40,426	3,978,727
		6,605,866
Total Exchange-Traded Funds (Cost $27,023,036)		28,506,499

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.10% (C), dated 10/31/2024, to be repurchased at $736,592 on 11/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $751,373.	$ 736,549	736,549
Total Repurchase Agreement (Cost $736,549)		736,549
Total Investments (Cost $58,462,494)		58,888,853
Net Other Assets (Liabilities) - (0.1)%		(78,629)
Net Assets - 100.0%		$ 58,810,224
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$29,645,805	$—	$—	$29,645,805
Exchange-Traded Funds	28,506,499	—	—	28,506,499
Repurchase Agreement	—	736,549	—	736,549
Total Investments	$58,152,304	$736,549	$—	$58,888,853
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,595,554	$1,186,549	$(544,000)	$(96,113)	$455,282	$6,597,272	820,556	$292,870	$—
Transamerica Capital Growth	1,165,970	—	(142,366)	37,942	678,238	1,739,784	180,289	—	—
Transamerica Emerging Markets Debt	1,751,771	249,449	(146,000)	(17,710)	190,779	2,028,289	218,330	113,794	—
Transamerica Emerging Markets Equity	881,435	124,804	(117,670)	(47,398)	199,130	1,040,301	127,644	25,809	—
Transamerica High Yield Bond	2,543,811	422,352	(227,000)	(29,553)	238,088	2,947,698	359,038	184,659	—
Transamerica International Focus	2,083,500	180,947	(275,909)	(57,479)	139,620	2,070,679	258,835	76,314	104,633
Transamerica International Stock	2,101,247	78,132	(489,716)	1,393	462,455	2,153,511	175,654	78,132	—
Transamerica Large Cap Value	3,552,674	322,997	(772,153)	(25,192)	866,605	3,944,931	263,699	47,215	275,782
Transamerica Mid Cap Growth	1,296,015	—	(308,489)	(173,199)	596,326	1,410,653	140,924	—	—
Transamerica Mid Cap Value Opportunities	1,267,627	66,961	(191,354)	(59,384)	242,916	1,326,766	111,963	14,258	52,703
Transamerica Small Cap Growth	881,964	50,840	(71,232)	(24,684)	149,361	986,249	147,421	—	44,383
Transamerica Small Cap Value	786,531	116,653	(129,267)	(145,843)	408,309	1,036,383	162,953	27,537	—
Transamerica US Growth	2,230,501	85,226	(705,887)	213,029	540,420	2,363,289	71,789	—	85,226
Total	$26,138,600	$2,884,910	$(4,121,043)	$(424,191)	$5,167,529	$29,645,805	3,039,095	$860,588	$562,727

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at October 31, 2024.
(D)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $30,702,909)	$29,645,805
Unaffiliated investments, at value (cost $27,023,036)	28,506,499
Repurchase agreement, at value (cost $736,549)	736,549
Receivables and other assets:
Shares of beneficial interest sold	197
Dividends from affiliated investments	41,055
Interest	43
Total assets	58,930,148
Liabilities:
Payables and other liabilities:
Investments purchased	41,055
Shares of beneficial interest redeemed	4,747
Investment management fees	11,753
Distribution and service fees	23,872
Transfer agent fees	7,765
Trustee and CCO fees	16
Audit and tax fees	20,108
Custody fees	747
Legal fees	710
Printing and shareholder reports fees	4,815
Registration fees	528
Other accrued expenses	3,808
Total liabilities	119,924
Net assets	$58,810,224
Net assets consist of:
Paid-in capital	$60,848,957
Total distributable earnings (accumulated losses)	(2,038,733)
Net assets	$58,810,224
Net assets by class:
Class R1	$53,653,418
Class R3	3,629,886
Class R6	1,526,920
Shares outstanding (unlimited shares, no par value):
Class R1	7,189,726
Class R3	492,420
Class R6	200,655
Net asset value per share:
Class R1	$7.46
Class R3	7.37
Class R6	7.61
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$860,588
Dividend income from unaffiliated investments	686,968
Interest income from unaffiliated investments	13,250
Net income from securities lending	736
Total investment income	1,561,542
Expenses:
Investment management fees	58,767
Distribution and service fees:
Class R1	275,961
Class R3	5,764
Transfer agent fees:
Class R1	86,929
Class R3	3,631
Class R6	95
Trustee and CCO fees	2,387
Audit and tax fees	23,536
Custody fees	1,116
Legal fees	4,673
Printing and shareholder reports fees	8,963
Registration fees	48,399
Other	12,637
Total expenses before waiver and/or reimbursement and recapture	532,858
Expenses waived and/or reimbursed:
Class R1	(63,216)
Class R3	(2,876)
Class R6	(1,490)
Recapture of previously waived and/or reimbursed fees:
Class R1	13,221
Class R3	788
Class R6	341
Net expenses	479,626
Net investment income (loss)	1,081,916
Net realized gain (loss) on:
Affiliated investments	(424,191)
Unaffiliated investments	132,331
Capital gain distributions received from affiliated investment companies	562,727
Net realized gain (loss)	270,867
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	5,167,529
Unaffiliated investments	5,684,226
Net change in unrealized appreciation (depreciation)	10,851,755
Net realized and change in unrealized gain (loss)	11,122,622
Net increase (decrease) in net assets resulting from operations	$12,204,538
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$1,081,916	$840,793
Net realized gain (loss)	270,867	(3,201,723)
Net change in unrealized appreciation (depreciation)	10,851,755	5,353,565
Net increase (decrease) in net assets resulting from operations	12,204,538	2,992,635
Dividends and/or distributions to shareholders:
Class R1	(942,523)	(24,664,916)
Class R3	(31,422)	(257,056)
Class R6	(26,193)	(619,608)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,000,138)	(25,541,580)
Capital share transactions:
Proceeds from shares sold:
Class R1	500,297	894,213
Class R3	2,905,095	1,181,550
Class R6	347,595	198,628
	3,752,987	2,274,391
Dividends and/or distributions reinvested:
Class R1	942,523	24,664,916
Class R3	31,422	257,056
Class R6	26,193	619,608
	1,000,138	25,541,580
Cost of shares redeemed:
Class R1	(8,154,438)	(3,893,795)
Class R3	(860,617)	(260,926)
Class R6	(104,640)	(455,565)
	(9,119,695)	(4,610,286)
Net increase (decrease) in net assets resulting from capital share transactions	(4,366,570)	23,205,685
Net increase (decrease) in net assets	6,837,830	656,740
Net assets:
Beginning of year	51,972,394	51,315,654
End of year	$58,810,224	$51,972,394
Capital share transactions - shares:
Shares issued:
Class R1	69,429	135,305
Class R3	412,082	169,768
Class R6	47,515	28,409
	529,026	333,482
Shares reinvested:
Class R1	138,606	4,124,568
Class R3	4,683	43,569
Class R6	3,796	102,246
	147,085	4,270,383
Shares redeemed:
Class R1	(1,135,560)	(600,951)
Class R3	(123,507)	(40,625)
Class R6	(14,071)	(74,919)
	(1,273,138)	(716,495)
Net increase (decrease) in shares outstanding:
Class R1	(927,525)	3,658,922
Class R3	293,258	172,712
Class R6	37,240	55,736
	(597,027)	3,887,370
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R1
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$6.13	$11.17	$14.65	$11.88	$11.51
Investment operations:
Net investment income (loss) (A)	0.13	0.10	0.42	0.08	0.13
Net realized and unrealized gain (loss)	1.32	0.41	(3.10)	3.01	0.48
Total investment operations	1.45	0.51	(2.68)	3.09	0.61
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.19)	(0.35)	(0.11)	(0.15)
Net realized gains	—	(5.36)	(0.45)	(0.21)	(0.09)
Total dividends and/or distributions to shareholders	(0.12)	(5.55)	(0.80)	(0.32)	(0.24)
Net asset value, end of year	$7.46	$6.13	$11.17	$14.65	$11.88
Total return	23.79%	5.81%	(19.41)%	26.33%	5.31%
Ratio and supplemental data:
Net assets end of year (000’s)	$53,653	$49,745	$49,803	$66,023	$55,525
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	0.93%	0.96%	0.96%	1.17%	1.19%
Including waiver and/or reimbursement and recapture	0.84%	0.83%	0.86%	1.16%	1.15%
Net investment income (loss) to average net assets	1.83%	1.54%	3.30%	0.57%	1.09%
Portfolio turnover rate	5%	11%	108%	7%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36%, 0.37%, 0.34%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$6.06	$11.16	$14.63	$11.86	$11.50
Investment operations:
Net investment income (loss) (A)	0.13	0.11	0.18	0.11	0.15
Net realized and unrealized gain (loss)	1.32	0.40	(2.81)	3.01	0.49
Total investment operations	1.45	0.51	(2.63)	3.12	0.64
Contributions from affiliate	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.25)	(0.39)	(0.14)	(0.19)
Net realized gains	—	(5.36)	(0.45)	(0.21)	(0.09)
Total dividends and/or distributions to shareholders	(0.14)	(5.61)	(0.84)	(0.35)	(0.28)
Net asset value, end of year	$7.37	$6.06	$11.16	$14.63	$11.86
Total return	24.20%	5.99%	(19.15)%(C)	26.69%	5.57%
Ratio and supplemental data:
Net assets end of year (000’s)	$3,630	$1,207	$295	$14	$11
Expenses to average net assets (D)(E)
Excluding waiver and/or reimbursement and recapture	0.68%	0.71%	0.71%	0.92%	0.94%
Including waiver and/or reimbursement and recapture	0.59%	0.58%	0.59%	0.91%	0.90%
Net investment income (loss) to average net assets	1.90%	1.71%	1.60%	0.82%	1.33%
Portfolio turnover rate	5%	11%	108%	7%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36%, 0.37%, 0.34%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$6.24	$11.31	$14.83	$12.02	$11.63
Investment operations:
Net investment income (loss) (A)	0.17	0.16	0.47	0.17	0.19
Net realized and unrealized gain (loss)	1.36	0.40	(3.09)	3.04	0.52
Total investment operations	1.53	0.56	(2.62)	3.21	0.71
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.27)	(0.45)	(0.19)	(0.23)
Net realized gains	—	(5.36)	(0.45)	(0.21)	(0.09)
Total dividends and/or distributions to shareholders	(0.16)	(5.63)	(0.90)	(0.40)	(0.32)
Net asset value, end of year	$7.61	$6.24	$11.31	$14.83	$12.02
Total return	24.77%	6.41%	(18.91)%	27.12%	6.10%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,527	$1,020	$1,218	$1,085	$869
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	0.28%	0.31%	0.31%	0.52%	0.54%
Including waiver and/or reimbursement and recapture	0.19%	0.18%	0.21%	0.51%	0.50%
Net investment income (loss) to average net assets	2.42%	2.32%	3.74%	1.25%	1.67%
Portfolio turnover rate	5%	11%	108%	7%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36%, 0.37%, 0.34%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2035 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2024.
Repurchase agreements at October 31, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2024, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources,
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS (continued)
information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R1	$82,357	$79,033	$63,216	$224,606
Class R3	—	216	2,876	3,092
Class R6	1,564	1,550	1,490	4,604
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R1	0.50%
Class R3	0.25
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$4,408	$379
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$2,643,096	$7,975,581
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$58,693,886	$4,032,376	$(3,837,409)	$194,967
As of October 31, 2024, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$—	$2,808,604
During the year ended October 31, 2024, the capital loss carryforwards utilized are $291,987.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$1,000,138	$—	$—	$—	$876,385	$—	$24,665,195	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$574,904	$—	$—	$(2,808,604)	$—	$—	$194,967
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
10. SUBSEQUENT EVENT
Effective December 20, 2024, the R1 share class is no longer being offered.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica ClearTrack® 2035
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica ClearTrack® 2035 (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $586,836 of qualified dividend income.
For corporate shareholders, 23% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 347,922	$49,844
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica ClearTrack 2035 (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wilshire Advisors LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
Fund’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R6 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R6 Shares of the Fund was above the median for its peer universe and above the benchmark that TAM utilizes to measure performance of the Fund, each for the past 1-year period, and below the median for the peer universe and below the benchmark, each for the past 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on December 6, 2021 pursuant to its current investment objective, investment strategies, glide path and benchmark. The Trustees also noted TAM’s enhanced monitoring of the Sub-Adviser following recent changes in the legal and compliance team at the Sub-Adviser.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2035

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978450 CT 2035 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica ClearTrack® 2040
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
EXCHANGE-TRADED FUNDS - 50.4%
International Equity Funds - 19.3%
iShares Core MSCI EAFE ETF	94,227	$ 6,952,068
iShares Core MSCI Emerging Markets ETF	33,440	1,859,933
iShares Global REIT ETF	88,439	2,256,079
		11,068,080
U.S. Equity Fund - 23.7%
iShares Core S&P 500 ETF	23,747	13,565,236
U.S. Fixed Income Funds - 7.4%
iShares 0-5 Year TIPS Bond ETF	19,933	2,007,851
iShares Core U.S. Aggregate Bond ETF	22,706	2,234,725
		4,242,576
Total Exchange-Traded Funds (Cost $27,048,962)		28,875,892
INVESTMENT COMPANIES - 48.4%
International Equity Funds - 10.4%
Transamerica Emerging Markets Equity (A)	156,116	1,272,343
Transamerica International Focus (A)	288,134	2,305,071
Transamerica International Stock (A)	193,170	2,368,272
		5,945,686
International Fixed Income Fund - 2.5%
Transamerica Emerging Markets Debt (A)	155,253	1,442,297
U.S. Equity Funds - 25.6%
Transamerica Capital Growth (A)(B)	192,707	1,859,622
Transamerica Large Cap Value (A)	313,648	4,692,181
Transamerica Mid Cap Growth (A)(B)	146,195	1,463,409
Transamerica Mid Cap Value Opportunities (A)	122,293	1,449,166
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (A)	166,697	$ 1,115,206
Transamerica Small Cap Value (A)	187,029	1,189,504
Transamerica US Growth (A)	88,810	2,923,619
		14,692,707
U.S. Fixed Income Funds - 9.9%
Transamerica Bond (A)	490,460	3,943,300
Transamerica High Yield Bond (A)	213,115	1,749,677
		5,692,977
Total Investment Companies (Cost $28,257,112)		27,773,667

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.10% (C), dated 10/31/2024, to be repurchased at $687,747 on 11/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $701,648.	$ 687,707	687,707
Total Repurchase Agreement (Cost $687,707)		687,707
Total Investments (Cost $55,993,781)		57,337,266
Net Other Assets (Liabilities) - (0.0)% (D)		(19,706)
Net Assets - 100.0%		$ 57,317,560
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$28,875,892	$—	$—	$28,875,892
Investment Companies	27,773,667	—	—	27,773,667
Repurchase Agreement	—	687,707	—	687,707
Total Investments	$56,649,559	$687,707	$—	$57,337,266
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$3,192,616	$774,188	$(225,000)	$(42,692)	$244,188	$3,943,300	490,460	$167,417	$—
Transamerica Capital Growth	1,334,006	34,462	(324,034)	98,761	716,427	1,859,622	192,707	—	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Debt	$979,399	$402,596	$(40,000)	$(4,788)	$105,090	$1,442,297	155,253	$74,811	$—
Transamerica Emerging Markets Equity	1,063,986	150,119	(126,325)	(46,163)	230,726	1,272,343	156,116	31,155	—
Transamerica High Yield Bond	1,246,418	472,394	(75,000)	(11,274)	117,139	1,749,677	213,115	101,455	—
Transamerica International Focus	2,035,985	276,576	(82,567)	(15,461)	90,538	2,305,071	288,134	74,574	102,246
Transamerica International Stock	2,044,321	113,740	(259,791)	12,446	457,556	2,368,272	193,170	76,867	—
Transamerica Large Cap Value	3,861,971	424,691	(551,332)	(6,719)	963,570	4,692,181	313,648	54,419	299,792
Transamerica Mid Cap Growth	1,312,515	22,079	(305,370)	(166,102)	600,287	1,463,409	146,195	—	—
Transamerica Mid Cap Value Opportunities	1,283,401	89,731	(112,080)	(36,855)	224,969	1,449,166	122,293	14,435	53,359
Transamerica Small Cap Growth	1,030,475	77,830	(134,697)	(55,528)	197,126	1,115,206	166,697	—	51,857
Transamerica Small Cap Value	930,594	50,189	(87,554)	(102,267)	398,542	1,189,504	187,029	32,580	—
Transamerica US Growth	2,464,167	153,716	(542,870)	158,249	690,357	2,923,619	88,810	—	93,752
Total	$22,779,854	$3,042,311	$(2,866,620)	$(218,393)	$5,036,515	$27,773,667	2,713,627	$627,713	$601,006

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at October 31, 2024.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $28,257,112)	$27,773,667
Unaffiliated investments, at value (cost $27,048,962)	28,875,892
Repurchase agreement, at value (cost $687,707)	687,707
Receivables and other assets:
Shares of beneficial interest sold	52,370
Dividends from affiliated investments	24,471
Interest	40
Total assets	57,414,147
Liabilities:
Payables and other liabilities:
Investments purchased	24,471
Investment management fees	11,097
Distribution and service fees	23,102
Transfer agent fees	7,676
Trustee and CCO fees	16
Audit and tax fees	20,093
Custody fees	747
Legal fees	652
Printing and shareholder reports fees	4,450
Registration fees	528
Other accrued expenses	3,755
Total liabilities	96,587
Net assets	$57,317,560
Net assets consist of:
Paid-in capital	$58,194,831
Total distributable earnings (accumulated losses)	(877,271)
Net assets	$57,317,560
Net assets by class:
Class R1	$50,761,728
Class R3	5,687,437
Class R6	868,395
Shares outstanding (unlimited shares, no par value):
Class R1	6,867,354
Class R3	780,134
Class R6	114,022
Net asset value per share:
Class R1	$7.39
Class R3	7.29
Class R6	7.62
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$627,713
Dividend income from unaffiliated investments	651,476
Interest income from unaffiliated investments	13,077
Net income from securities lending	1,300
Total investment income	1,293,566
Expenses:
Investment management fees	55,555
Distribution and service fees:
Class R1	250,973
Class R3	11,483
Transfer agent fees:
Class R1	79,057
Class R3	7,235
Class R6	57
Trustee and CCO fees	2,267
Audit and tax fees	23,495
Custody fees	1,095
Legal fees	4,374
Printing and shareholder reports fees	8,365
Registration fees	48,399
Other	12,490
Total expenses before waiver and/or reimbursement and recapture	504,845
Expenses waived and/or reimbursed:
Class R1	(63,268)
Class R3	(5,985)
Class R6	(980)
Recapture of previously waived and/or reimbursed fees:
Class R1	8,871
Class R3	1,006
Class R6	149
Net expenses	444,638
Net investment income (loss)	848,928
Net realized gain (loss) on:
Affiliated investments	(218,393)
Unaffiliated investments	215,066
Capital gain distributions received from affiliated investment companies	601,006
Net realized gain (loss)	597,679
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	5,036,515
Unaffiliated investments	5,916,932
Net change in unrealized appreciation (depreciation)	10,953,447
Net realized and change in unrealized gain (loss)	11,551,126
Net increase (decrease) in net assets resulting from operations	$12,400,054
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$848,928	$632,603
Net realized gain (loss)	597,679	(3,176,244)
Net change in unrealized appreciation (depreciation)	10,953,447	5,478,406
Net increase (decrease) in net assets resulting from operations	12,400,054	2,934,765
Dividends and/or distributions to shareholders:
Class R1	(694,605)	(23,369,861)
Class R3	(62,803)	(549,505)
Class R6	(13,711)	(382,960)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(771,119)	(24,302,326)
Capital share transactions:
Proceeds from shares sold:
Class R1	613,786	464,253
Class R3	3,862,908	2,674,393
Class R6	110,802	133,165
	4,587,496	3,271,811
Dividends and/or distributions reinvested:
Class R1	694,605	23,369,861
Class R3	62,803	549,505
Class R6	13,711	382,960
	771,119	24,302,326
Cost of shares redeemed:
Class R1	(5,347,209)	(4,394,189)
Class R3	(1,956,914)	(208,543)
Class R6	(14,033)	(284,848)
	(7,318,156)	(4,887,580)
Net increase (decrease) in net assets resulting from capital share transactions	(1,959,541)	22,686,557
Net increase (decrease) in net assets	9,669,394	1,318,996
Net assets:
Beginning of year	47,648,166	46,329,170
End of year	$57,317,560	$47,648,166
Capital share transactions - shares:
Shares issued:
Class R1	86,777	67,200
Class R3	555,304	379,912
Class R6	15,537	19,588
	657,618	466,700
Shares reinvested:
Class R1	104,139	4,050,236
Class R3	9,559	96,574
Class R6	2,005	64,798
	115,703	4,211,608
Shares redeemed:
Class R1	(765,283)	(662,280)
Class R3	(268,745)	(33,197)
Class R6	(1,950)	(48,281)
	(1,035,978)	(743,758)
Net increase (decrease) in shares outstanding:
Class R1	(574,367)	3,455,156
Class R3	296,118	443,289
Class R6	15,592	36,105
	(262,657)	3,934,550
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R1
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$5.94	$11.33	$15.03	$12.00	$11.66
Investment operations:
Net investment income (loss) (A)	0.11	0.08	0.44	0.08	0.13
Net realized and unrealized gain (loss)	1.43	0.45	(3.26)	3.33	0.48
Total investment operations	1.54	0.53	(2.82)	3.41	0.61
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.16)	(0.40)	(0.11)	(0.15)
Net realized gains	—	(5.76)	(0.48)	(0.27)	(0.12)
Total dividends and/or distributions to shareholders	(0.09)	(5.92)	(0.88)	(0.38)	(0.27)
Net asset value, end of year	$7.39	$5.94	$11.33	$15.03	$12.00
Total return	26.16%	6.25%	(19.99)%	28.88%	5.27%
Ratio and supplemental data:
Net assets end of year (000’s)	$50,762	$44,205	$45,150	$58,588	$49,510
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	0.94%	0.97%	0.97%	1.18%	1.20%
Including waiver and/or reimbursement and recapture	0.83%	0.83%	0.86%	1.16%	1.15%
Net investment income (loss) to average net assets	1.51%	1.26%	3.43%	0.57%	1.10%
Portfolio turnover rate	6%	13%	111%	6%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37%, 0.37%, 0.34%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$5.87	$11.31	$15.00	$11.98	$11.65
Investment operations:
Net investment income (loss) (A)	0.11	0.08	0.15	0.11	0.16
Net realized and unrealized gain (loss)	1.43	0.47	(2.92)	3.32	0.48
Total investment operations	1.54	0.55	(2.77)	3.43	0.64
Contributions from affiliate	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.23)	(0.44)	(0.14)	(0.19)
Net realized gains	—	(5.76)	(0.48)	(0.27)	(0.12)
Total dividends and/or distributions to shareholders	(0.12)	(5.99)	(0.92)	(0.41)	(0.31)
Net asset value, end of year	$7.29	$5.87	$11.31	$15.00	$11.98
Total return	26.47%	6.57%	(19.76)%(C)	29.17%	5.52%
Ratio and supplemental data:
Net assets end of year (000’s)	$5,688	$2,841	$461	$15	$11
Expenses to average net assets (D)(E)
Excluding waiver and/or reimbursement and recapture	0.69%	0.72%	0.72%	0.93%	0.95%
Including waiver and/or reimbursement and recapture	0.58%	0.58%	0.59%	0.91%	0.90%
Net investment income (loss) to average net assets	1.63%	1.33%	1.31%	0.81%	1.34%
Portfolio turnover rate	6%	13%	111%	6%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37%, 0.37%, 0.34%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$6.12	$11.52	$15.28	$12.19	$11.84
Investment operations:
Net investment income (loss) (A)	0.15	0.14	0.52	0.19	0.20
Net realized and unrealized gain (loss)	1.49	0.46	(3.30)	3.36	0.50
Total investment operations	1.64	0.60	(2.78)	3.55	0.70
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.24)	(0.50)	(0.19)	(0.23)
Net realized gains	—	(5.76)	(0.48)	(0.27)	(0.12)
Total dividends and/or distributions to shareholders	(0.14)	(6.00)	(0.98)	(0.46)	(0.35)
Net asset value, end of year	$7.62	$6.12	$11.52	$15.28	$12.19
Total return	26.98%	7.08%	(19.54)%	29.69%	5.93%
Ratio and supplemental data:
Net assets end of year (000’s)	$868	$602	$718	$834	$1,065
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	0.29%	0.32%	0.32%	0.53%	0.55%
Including waiver and/or reimbursement and recapture	0.18%	0.18%	0.21%	0.51%	0.50%
Net investment income (loss) to average net assets	2.12%	2.06%	4.00%	1.34%	1.69%
Portfolio turnover rate	6%	13%	111%	6%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37%, 0.37%, 0.34%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2040 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2024.
Repurchase agreements at October 31, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2024, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of October 31, 2024.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R1	$83,216	$82,689	$63,268	$229,173
Class R3	—	1,271	5,985	7,256
Class R6	1,229	1,053	980	3,262
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$4,167	$371
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$3,462,219	$6,379,761
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$56,160,211	$4,525,074	$(3,348,019)	$1,177,055
As of October 31, 2024, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$—	$2,446,833
During the year ended October 31, 2024, the capital loss carryforwards utilized are $687,790.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$771,119	$—	$—	$—	$673,873	$—	$23,628,453	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$392,507	$—	$—	$(2,446,833)	$—	$—	$1,177,055
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
10. SUBSEQUENT EVENT
Effective December 20, 2024, the R1 share class is no longer being offered.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica ClearTrack® 2040
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica ClearTrack® 2040 (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $624,957 of qualified dividend income.
For corporate shareholders, 33% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 366,921	$54,646
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica ClearTrack 2040 (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wilshire Advisors LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
Fund’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R6 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R6 Shares of the Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Class R6 Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on December 6, 2021 pursuant to its current investment objective, investment strategies, glide path and benchmark. The Trustees also noted TAM’s enhanced monitoring of the Sub-Adviser following recent changes in the legal and compliance team at the Sub-Adviser.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2040

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978450 CT 2040 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica ClearTrack® 2045
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.6%
International Equity Funds - 21.8%
iShares Core MSCI EAFE ETF	74,940	$ 5,529,073
iShares Core MSCI Emerging Markets ETF	28,829	1,603,469
iShares Global REIT ETF	61,495	1,568,737
		8,701,279
U.S. Equity Fund - 26.3%
iShares Core S&P 500 ETF	18,453	10,541,092
U.S. Fixed Income Funds - 4.5%
iShares 0-5 Year TIPS Bond ETF	10,101	1,017,474
iShares Core U.S. Aggregate Bond ETF	8,046	791,887
		1,809,361
Total Exchange-Traded Funds (Cost $19,496,827)		21,051,732
INVESTMENT COMPANIES - 46.8%
International Equity Funds - 11.7%
Transamerica Emerging Markets Equity (A)	121,006	986,199
Transamerica International Focus (A)	231,843	1,854,747
Transamerica International Stock (A)	151,590	1,858,492
		4,699,438
International Fixed Income Fund - 1.5%
Transamerica Emerging Markets Debt (A)	65,072	604,517
U.S. Equity Funds - 27.0%
Transamerica Capital Growth (A)(B)	155,047	1,496,200
Transamerica Large Cap Value (A)	230,417	3,447,043
Transamerica Mid Cap Growth (A)(B)	107,134	1,072,410
Transamerica Mid Cap Value Opportunities (A)	90,574	1,073,301
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (A)	113,672	$ 760,465
Transamerica Small Cap Value (A)	131,109	833,858
Transamerica US Growth (A)	64,990	2,139,466
		10,822,743
U.S. Fixed Income Funds - 6.6%
Transamerica Bond (A)	224,387	1,804,073
Transamerica High Yield Bond (A)	100,059	821,483
		2,625,556
Total Investment Companies (Cost $18,602,450)		18,752,254

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.10% (C), dated 10/31/2024, to be repurchased at $339,475 on 11/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $346,382.	$ 339,455	339,455
Total Repurchase Agreement (Cost $339,455)		339,455
Total Investments (Cost $38,438,732)		40,143,441
Net Other Assets (Liabilities) - (0.2)%		(88,632)
Net Assets - 100.0%		$ 40,054,809
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$21,051,732	$—	$—	$21,051,732
Investment Companies	18,752,254	—	—	18,752,254
Repurchase Agreement	—	339,455	—	339,455
Total Investments	$39,803,986	$339,455	$—	$40,143,441
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,121,278	$818,248	$(202,339)	$(39,364)	$106,250	$1,804,073	224,387	$70,349	$—
Transamerica Capital Growth	922,329	75,000	(93,898)	27,910	564,859	1,496,200	155,047	—	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Debt	$487,411	$104,487	$(33,133)	$(6,864)	$52,616	$604,517	65,072	$31,572	$—
Transamerica Emerging Markets Equity	780,065	130,993	(56,472)	(26,696)	158,309	986,199	121,006	22,466	—
Transamerica High Yield Bond	490,096	360,360	(70,835)	(11,638)	53,500	821,483	100,059	45,013	—
Transamerica International Focus	1,486,619	357,524	(36,584)	(8,173)	55,361	1,854,747	231,843	53,906	73,909
Transamerica International Stock	1,481,014	149,084	(110,133)	(855)	339,382	1,858,492	151,590	54,790	—
Transamerica Large Cap Value	2,645,704	258,379	(123,628)	(5,886)	672,474	3,447,043	230,417	38,003	205,377
Transamerica Mid Cap Growth	903,021	3,932	(136,020)	(77,225)	378,702	1,072,410	107,134	—	—
Transamerica Mid Cap Value Opportunities	934,652	87,795	(85,934)	(28,892)	165,680	1,073,301	90,574	10,513	38,859
Transamerica Small Cap Growth	740,470	90,801	(170,952)	(71,807)	171,953	760,465	113,672	—	37,263
Transamerica Small Cap Value	724,845	50,377	(156,966)	(215,189)	430,791	833,858	131,109	25,376	—
Transamerica US Growth	1,672,813	82,725	(195,740)	47,809	531,859	2,139,466	64,990	—	62,725
Total	$14,390,317	$2,569,705	$(1,472,634)	$(416,870)	$3,681,736	$18,752,254	1,786,900	$351,988	$418,133

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at October 31, 2024.
(D)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $18,602,450)	$18,752,254
Unaffiliated investments, at value (cost $19,496,827)	21,051,732
Repurchase agreement, at value (cost $339,455)	339,455
Receivables and other assets:
Shares of beneficial interest sold	53
Dividends from affiliated investments	11,313
Interest	20
Total assets	40,154,827
Liabilities:
Payables and other liabilities:
Investments purchased	11,313
Shares of beneficial interest redeemed	30,308
Investment management fees	9,151
Distribution and service fees	15,728
Transfer agent fees	5,297
Trustee and CCO fees	11
Audit and tax fees	20,020
Custody fees	730
Legal fees	424
Printing and shareholder reports fees	2,987
Registration fees	528
Other accrued expenses	3,521
Total liabilities	100,018
Net assets	$40,054,809
Net assets consist of:
Paid-in capital	$40,464,710
Total distributable earnings (accumulated losses)	(409,901)
Net assets	$40,054,809
Net assets by class:
Class R1	$33,856,841
Class R3	5,103,911
Class R6	1,094,057
Shares outstanding (unlimited shares, no par value):
Class R1	4,950,834
Class R3	758,043
Class R6	156,286
Net asset value per share:
Class R1	$6.84
Class R3	6.73
Class R6	7.00
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$351,988
Dividend income from unaffiliated investments	435,229
Interest income from unaffiliated investments	9,158
Net income from securities lending	530
Total investment income	796,905
Expenses:
Investment management fees	37,249
Distribution and service fees:
Class R1	163,561
Class R3	8,971
Transfer agent fees:
Class R1	51,522
Class R3	5,652
Class R6	71
Trustee and CCO fees	1,523
Audit and tax fees	23,285
Custody fees	1,098
Legal fees	2,932
Printing and shareholder reports fees	5,844
Registration fees	48,399
Other	11,806
Total expenses before waiver and/or reimbursement and recapture	361,913
Expenses waived and/or reimbursed:
Class R1	(68,270)
Class R3	(7,855)
Class R6	(1,998)
Recapture of previously waived and/or reimbursed fees:
Class R1	8,657
Class R3	1,316
Class R6	269
Net expenses	294,032
Net investment income (loss)	502,873
Net realized gain (loss) on:
Affiliated investments	(416,870)
Unaffiliated investments	(865)
Capital gain distributions received from affiliated investment companies	418,133
Net realized gain (loss)	398
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,681,736
Unaffiliated investments	4,329,585
Net change in unrealized appreciation (depreciation)	8,011,321
Net realized and change in unrealized gain (loss)	8,011,719
Net increase (decrease) in net assets resulting from operations	$8,514,592
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$502,873	$357,869
Net realized gain (loss)	398	(2,210,730)
Net change in unrealized appreciation (depreciation)	8,011,321	3,926,315
Net increase (decrease) in net assets resulting from operations	8,514,592	2,073,454
Dividends and/or distributions to shareholders:
Class R1	(406,112)	(17,117,067)
Class R3	(40,092)	(193,546)
Class R6	(13,973)	(392,973)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(460,177)	(17,703,586)
Capital share transactions:
Proceeds from shares sold:
Class R1	436,526	327,223
Class R3	3,648,551	2,026,604
Class R6	302,830	101,711
	4,387,907	2,455,538
Dividends and/or distributions reinvested:
Class R1	406,112	17,117,067
Class R3	40,092	193,546
Class R6	13,973	392,973
	460,177	17,703,586
Cost of shares redeemed:
Class R1	(2,400,683)	(3,374,329)
Class R3	(993,819)	(480,212)
Class R6	(93,047)	(152,154)
	(3,487,549)	(4,006,695)
Net increase (decrease) in net assets resulting from capital share transactions	1,360,535	16,152,429
Net increase (decrease) in net assets	9,414,950	522,297
Net assets:
Beginning of year	30,639,859	30,117,562
End of year	$40,054,809	$30,639,859
Capital share transactions - shares:
Shares issued:
Class R1	67,289	54,334
Class R3	573,137	359,204
Class R6	46,539	16,163
	686,965	429,701
Shares reinvested:
Class R1	66,250	3,254,195
Class R3	6,649	37,364
Class R6	2,236	73,453
	75,135	3,365,012
Shares redeemed:
Class R1	(374,128)	(581,818)
Class R3	(155,316)	(85,762)
Class R6	(13,577)	(25,276)
	(543,021)	(692,856)
Net increase (decrease) in shares outstanding:
Class R1	(240,589)	2,726,711
Class R3	424,470	310,806
Class R6	35,198	64,340
	219,079	3,101,857
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R1
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$5.43	$11.83	$15.76	$12.27	$11.94
Investment operations:
Net investment income (loss) (A)	0.09	0.07	0.48	0.08	0.13
Net realized and unrealized gain (loss)	1.40	0.51	(3.55)	3.84	0.49
Total investment operations	1.49	0.58	(3.07)	3.92	0.62
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.15)	(0.45)	(0.11)	(0.15)
Net realized gains	—	(6.83)	(0.41)	(0.32)	(0.14)
Total dividends and/or distributions to shareholders	(0.08)	(6.98)	(0.86)	(0.43)	(0.29)
Net asset value, end of year	$6.84	$5.43	$11.83	$15.76	$12.27
Total return	27.58%	6.81%	(20.63)%	32.47%	5.15%
Ratio and supplemental data:
Net assets end of year (000’s)	$33,857	$28,182	$29,168	$39,667	$31,883
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	1.01%	1.07%	1.05%	1.25%	1.28%
Including waiver and/or reimbursement and recapture	0.83%	0.83%	0.85%	1.16%	1.15%
Net investment income (loss) to average net assets	1.34%	1.11%	3.55%	0.57%	1.09%
Portfolio turnover rate	7%	14%	116%	5%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37%, 0.37%, 0.35%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$5.36	$11.80	$15.72	$12.24	$11.93
Investment operations:
Net investment income (loss) (A)	0.08	0.06	0.17	0.12	0.16
Net realized and unrealized gain (loss)	1.39	0.54	(3.19)	3.83	0.48
Total investment operations	1.47	0.60	(3.02)	3.95	0.64
Contributions from affiliate	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.21)	(0.49)	(0.15)	(0.19)
Net realized gains	—	(6.83)	(0.41)	(0.32)	(0.14)
Total dividends and/or distributions to shareholders	(0.10)	(7.04)	(0.90)	(0.47)	(0.33)
Net asset value, end of year	$6.73	$5.36	$11.80	$15.72	$12.24
Total return	27.74%	7.11%	(20.41)%(C)	32.82%	5.34%
Ratio and supplemental data:
Net assets end of year (000’s)	$5,104	$1,786	$269	$15	$11
Expenses to average net assets (D)(E)
Excluding waiver and/or reimbursement and recapture	0.76%	0.82%	0.80%	0.99%	1.03%
Including waiver and/or reimbursement and recapture	0.58%	0.58%	0.59%	0.91%	0.90%
Net investment income (loss) to average net assets	1.32%	1.07%	1.38%	0.81%	1.33%
Portfolio turnover rate	7%	14%	116%	5%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37%, 0.37%, 0.35%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$5.55	$11.99	$15.96	$12.41	$12.08
Investment operations:
Net investment income (loss) (A)	0.12	0.11	0.54	0.18	0.21
Net realized and unrealized gain (loss)	1.45	0.52	(3.55)	3.89	0.49
Total investment operations	1.57	0.63	(3.01)	4.07	0.70
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.24)	(0.55)	(0.20)	(0.23)
Net realized gains	—	(6.83)	(0.41)	(0.32)	(0.14)
Total dividends and/or distributions to shareholders	(0.12)	(7.07)	(0.96)	(0.52)	(0.37)
Net asset value, end of year	$7.00	$5.55	$11.99	$15.96	$12.41
Total return	28.49%	7.40%	(20.10)%	33.39%	5.76%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,094	$672	$681	$734	$537
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	0.36%	0.42%	0.40%	0.60%	0.63%
Including waiver and/or reimbursement and recapture	0.18%	0.18%	0.20%	0.51%	0.50%
Net investment income (loss) to average net assets	1.87%	1.81%	3.99%	1.23%	1.71%
Portfolio turnover rate	7%	14%	116%	5%	9%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37%, 0.37%, 0.35%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2045 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2024.
Repurchase agreements at October 31, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2024, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources,
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS (continued)
information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R1	$80,821	$89,614	$68,270	$238,705
Class R3	—	1,240	7,855	9,095
Class R6	1,649	1,946	1,998	5,593
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$2,794	$259
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$3,438,894	$2,660,976
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$38,665,420	$3,413,458	$(1,935,437)	$1,478,021
As of October 31, 2024, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$—	$2,078,313
During the year ended October 31, 2024, the capital loss carryforwards utilized are $116,685.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$460,177	$—	$—	$—	$390,781	$—	$17,312,805	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$190,391	$—	$—	$(2,078,313)	$—	$—	$1,478,021
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
10. SUBSEQUENT EVENT
Effective December 20, 2024, the R1 share class is no longer being offered.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica ClearTrack® 2045
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica ClearTrack® 2045 (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $453,624 of qualified dividend income.
For corporate shareholders, 39% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 270,112	$40,368
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica ClearTrack 2045 (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wilshire Advisors LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
Fund’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R6 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R6 Shares of the Fund was in line with the median for its peer universe for the past 1- and 5-year periods and below the median for the past 3-year period. The Board also noted that the performance of Class R6 Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1-year period and below the benchmark for the past 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on December 6, 2021 pursuant to its current investment objective, investment strategies, glide path and benchmark. The Trustees also noted TAM’s enhanced monitoring of the Sub-Adviser following recent changes in the legal and compliance team at the Sub-Adviser.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2045

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978450 CT 2045 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica ClearTrack® 2050
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.7%
International Equity Funds - 23.1%
iShares Core MSCI EAFE ETF	69,739	$ 5,145,343
iShares Core MSCI Emerging Markets ETF	24,759	1,377,096
iShares Global REIT ETF	53,659	1,368,841
		7,891,280
U.S. Equity Fund - 26.7%
iShares Core S&P 500 ETF	16,003	9,141,554
U.S. Fixed Income Funds - 2.9%
iShares 0-5 Year TIPS Bond ETF	6,680	672,876
iShares Core U.S. Aggregate Bond ETF	3,394	334,038
		1,006,914
Total Exchange-Traded Funds (Cost $16,644,908)		18,039,748
INVESTMENT COMPANIES - 46.0%
International Equity Funds - 12.4%
Transamerica Emerging Markets Equity (A)	104,964	855,453
Transamerica International Focus (A)	209,536	1,676,285
Transamerica International Stock (A)	140,816	1,726,410
		4,258,148
International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (A)	18,534	172,182
U.S. Equity Funds - 28.6%
Transamerica Capital Growth (A)(B)	129,187	1,246,659
Transamerica Large Cap Value (A)	206,266	3,085,736
Transamerica Mid Cap Growth (A)(B)	102,980	1,030,832
Transamerica Mid Cap Value Opportunities (A)	85,681	1,015,323
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (A)	109,528	$ 732,740
Transamerica Small Cap Value (A)	124,868	794,164
Transamerica US Growth (A)	57,474	1,892,032
		9,797,486
U.S. Fixed Income Funds - 4.5%
Transamerica Bond (A)	125,821	1,011,601
Transamerica High Yield Bond (A)	62,788	515,486
		1,527,087
Total Investment Companies (Cost $15,841,802)		15,754,903

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 2.10% (C), dated 10/31/2024, to be repurchased at $507,973 on 11/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $518,177.	$ 507,944	507,944
Total Repurchase Agreement (Cost $507,944)		507,944
Total Investments (Cost $32,994,654)		34,302,595
Net Other Assets (Liabilities) - (0.2)%		(54,208)
Net Assets - 100.0%		$ 34,248,387
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$18,039,748	$—	$—	$18,039,748
Investment Companies	15,754,903	—	—	15,754,903
Repurchase Agreement	—	507,944	—	507,944
Total Investments	$33,794,651	$507,944	$—	$34,302,595
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$703,559	$281,309	$(19,001)	$(3,433)	$49,167	$1,011,601	125,821	$41,151	$—
Transamerica Capital Growth	851,180	33,123	(151,807)	37,927	476,236	1,246,659	129,187	—	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Debt	$141,222	$17,146	$—	$—	$13,814	$172,182	18,534	$9,117	$—
Transamerica Emerging Markets Equity	713,460	114,457	(86,999)	(42,961)	157,496	855,453	104,964	21,635	—
Transamerica High Yield Bond	422,993	70,531	(13,000)	(1,708)	36,670	515,486	62,788	30,503	—
Transamerica International Focus	1,413,657	248,916	(35,000)	(7,766)	56,478	1,676,285	209,536	52,477	71,950
Transamerica International Stock	1,430,860	75,126	(108,039)	3,866	324,597	1,726,410	140,816	53,800	—
Transamerica Large Cap Value	2,374,386	218,511	(106,110)	(4,902)	603,851	3,085,736	206,266	34,197	184,315
Transamerica Mid Cap Growth	861,821	20,107	(138,437)	(79,333)	366,674	1,030,832	102,980	—	—
Transamerica Mid Cap Value Opportunities	850,144	66,696	(28,038)	(9,741)	136,262	1,015,323	85,681	9,562	35,346
Transamerica Small Cap Growth	642,960	94,831	(93,417)	(37,416)	125,782	732,740	109,528	—	32,356
Transamerica Small Cap Value	626,452	23,591	(51,183)	(68,242)	263,546	794,164	124,868	21,932	—
Transamerica US Growth	1,514,314	72,157	(221,332)	61,280	465,613	1,892,032	57,474	—	58,157
Total	$12,547,008	$1,336,501	$(1,052,363)	$(152,429)	$3,076,186	$15,754,903	1,478,443	$274,374	$382,124

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at October 31, 2024.
(D)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $15,841,802)	$15,754,903
Unaffiliated investments, at value (cost $16,644,908)	18,039,748
Repurchase agreement, at value (cost $507,944)	507,944
Receivables and other assets:
Shares of beneficial interest sold	71
Dividends from affiliated investments	6,649
Interest	30
Total assets	34,309,345
Liabilities:
Payables and other liabilities:
Investments purchased	6,650
Shares of beneficial interest redeemed	2
Investment management fees	8,561
Distribution and service fees	13,529
Transfer agent fees	4,521
Trustee and CCO fees	9
Audit and tax fees	19,998
Custody fees	661
Legal fees	370
Printing and shareholder reports fees	2,670
Registration fees	528
Other accrued expenses	3,459
Total liabilities	60,958
Net assets	$34,248,387
Net assets consist of:
Paid-in capital	$34,622,560
Total distributable earnings (accumulated losses)	(374,173)
Net assets	$34,248,387
Net assets by class:
Class R1	$29,429,102
Class R3	3,926,789
Class R6	892,496
Shares outstanding (unlimited shares, no par value):
Class R1	4,285,727
Class R3	582,875
Class R6	126,507
Net asset value per share:
Class R1	$6.87
Class R3	6.74
Class R6	7.05
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$274,374
Dividend income from unaffiliated investments	377,870
Interest income from unaffiliated investments	7,965
Net income from securities lending	704
Total investment income	660,913
Expenses:
Investment management fees	32,071
Distribution and service fees:
Class R1	143,401
Class R3	6,594
Transfer agent fees:
Class R1	45,171
Class R3	4,154
Class R6	56
Trustee and CCO fees	1,309
Audit and tax fees	23,229
Custody fees	986
Legal fees	2,542
Printing and shareholder reports fees	5,216
Registration fees	48,399
Other	11,624
Total expenses before waiver and/or reimbursement and recapture	324,752
Expenses waived and/or reimbursed:
Class R1	(72,541)
Class R3	(6,931)
Class R6	(1,930)
Recapture of previously waived and/or reimbursed fees:
Class R1	9,895
Class R3	1,170
Class R6	284
Net expenses	254,699
Net investment income (loss)	406,214
Net realized gain (loss) on:
Affiliated investments	(152,429)
Unaffiliated investments	25,111
Capital gain distributions received from affiliated investment companies	382,124
Net realized gain (loss)	254,806
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,076,186
Unaffiliated investments	3,805,540
Net change in unrealized appreciation (depreciation)	6,881,726
Net realized and change in unrealized gain (loss)	7,136,532
Net increase (decrease) in net assets resulting from operations	$7,542,746
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$406,214	$291,632
Net realized gain (loss)	254,806	(1,933,552)
Net change in unrealized appreciation (depreciation)	6,881,726	3,459,249
Net increase (decrease) in net assets resulting from operations	7,542,746	1,817,329
Dividends and/or distributions to shareholders:
Class R1	(352,346)	(15,287,813)
Class R3	(35,904)	(251,395)
Class R6	(12,021)	(373,761)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(400,271)	(15,912,969)
Capital share transactions:
Proceeds from shares sold:
Class R1	484,340	420,514
Class R3	2,647,364	1,527,664
Class R6	190,084	111,369
	3,321,788	2,059,547
Dividends and/or distributions reinvested:
Class R1	352,346	15,287,813
Class R3	35,904	251,395
Class R6	12,021	373,761
	400,271	15,912,969
Cost of shares redeemed:
Class R1	(2,644,057)	(2,784,377)
Class R3	(922,043)	(206,880)
Class R6	(28,072)	(191,799)
	(3,594,172)	(3,183,056)
Net increase (decrease) in net assets resulting from capital share transactions	127,887	14,789,460
Net increase (decrease) in net assets	7,270,362	693,820
Net assets:
Beginning of year	26,978,025	26,284,205
End of year	$34,248,387	$26,978,025
Capital share transactions - shares:
Shares issued:
Class R1	76,329	64,672
Class R3	415,528	265,419
Class R6	28,705	18,267
	520,562	348,358
Shares reinvested:
Class R1	57,292	2,911,964
Class R3	5,964	48,815
Class R6	1,914	69,731
	65,170	3,030,510
Shares redeemed:
Class R1	(410,655)	(455,020)
Class R3	(147,076)	(35,019)
Class R6	(4,239)	(35,946)
	(561,970)	(525,985)
Net increase (decrease) in shares outstanding:
Class R1	(277,034)	2,521,616
Class R3	274,416	279,215
Class R6	26,380	52,052
	23,762	2,852,883
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R1
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$5.43	$12.40	$16.54	$12.45	$12.10
Investment operations:
Net investment income (loss) (A)	0.08	0.06	0.51	0.09	0.13
Net realized and unrealized gain (loss)	1.44	0.54	(3.77)	4.24	0.46
Total investment operations	1.52	0.60	(3.26)	4.33	0.59
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.15)	(0.49)	(0.11)	(0.15)
Net realized gains	—	(7.42)	(0.39)	(0.13)	(0.09)
Total dividends and/or distributions to shareholders	(0.08)	(7.57)	(0.88)	(0.24)	(0.24)
Net asset value, end of year	$6.87	$5.43	$12.40	$16.54	$12.45
Total return	28.11%	6.95%	(20.88)%	35.17%	4.87%
Ratio and supplemental data:
Net assets end of year (000’s)	$29,429	$24,774	$25,318	$33,724	$26,659
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	1.05%	1.11%	1.08%	1.28%	1.32%
Including waiver and/or reimbursement and recapture	0.83%	0.82%	0.84%	1.16%	1.16%
Net investment income (loss) to average net assets	1.25%	1.02%	3.60%	0.56%	1.09%
Portfolio turnover rate	5%	13%	120%	4%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37%, 0.38%, 0.36%, 0.04% and 0.04%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$5.34	$12.37	$16.50	$12.42	$12.08
Investment operations:
Net investment income (loss) (A)	0.09	0.06	0.17	0.12	0.16
Net realized and unrealized gain (loss)	1.41	0.55	(3.38)	4.24	0.46
Total investment operations	1.50	0.61	(3.21)	4.36	0.62
Contributions from affiliate	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.22)	(0.53)	(0.15)	(0.19)
Net realized gains	—	(7.42)	(0.39)	(0.13)	(0.09)
Total dividends and/or distributions to shareholders	(0.10)	(7.64)	(0.92)	(0.28)	(0.28)
Net asset value, end of year	$6.74	$5.34	$12.37	$16.50	$12.42
Total return	28.38%	7.23%	(20.67)%(C)	35.51%	5.14%
Ratio and supplemental data:
Net assets end of year (000’s)	$3,927	$1,646	$361	$15	$11
Expenses to average net assets (D)(E)
Excluding waiver and/or reimbursement and recapture	0.80%	0.86%	0.83%	1.03%	1.07%
Including waiver and/or reimbursement and recapture	0.58%	0.57%	0.57%	0.91%	0.91%
Net investment income (loss) to average net assets	1.34%	1.05%	1.32%	0.80%	1.34%
Portfolio turnover rate	5%	13%	120%	4%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37%, 0.38%, 0.36%, 0.04% and 0.04%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$5.57	$12.58	$16.76	$12.61	$12.24
Investment operations:
Net investment income (loss) (A)	0.12	0.11	0.62	0.18	0.21
Net realized and unrealized gain (loss)	1.48	0.54	(3.82)	4.30	0.48
Total investment operations	1.60	0.65	(3.20)	4.48	0.69
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.24)	(0.59)	(0.20)	(0.23)
Net realized gains	—	(7.42)	(0.39)	(0.13)	(0.09)
Total dividends and/or distributions to shareholders	(0.12)	(7.66)	(0.98)	(0.33)	(0.32)
Net asset value, end of year	$7.05	$5.57	$12.58	$16.76	$12.61
Total return	28.90%	7.55%	(20.34)%	35.97%	5.63%
Ratio and supplemental data:
Net assets end of year (000’s)	$892	$558	$605	$853	$674
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	0.40%	0.46%	0.43%	0.63%	0.67%
Including waiver and/or reimbursement and recapture	0.18%	0.17%	0.19%	0.51%	0.51%
Net investment income (loss) to average net assets	1.82%	1.79%	4.29%	1.20%	1.69%
Portfolio turnover rate	5%	13%	120%	4%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37%, 0.38%, 0.36%, 0.04% and 0.04%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2050 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2024.
Repurchase agreements at October 31, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2024, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R1	$81,490	$91,562	$72,541	$245,593
Class R3	—	1,616	6,931	8,547
Class R6	2,110	1,890	1,930	5,930
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$2,405	$221
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$1,424,707	$1,758,879
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$33,085,752	$3,075,554	$(1,858,711)	$1,216,843
As of October 31, 2024, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$—	$1,706,820
During the year ended October 31, 2024, the capital loss carryforwards utilized are $272,732.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$400,271	$—	$—	$—	$327,365	$—	$15,585,604	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$115,804	$—	$—	$(1,706,820)	$—	$—	$1,216,843
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
10. SUBSEQUENT EVENT
Effective December 20, 2024, the R1 share class is no longer being offered.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica ClearTrack® 2050
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica ClearTrack® 2050 (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $418,167 of qualified dividend income.
For corporate shareholders, 39% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 257,304	$38,210
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica ClearTrack 2050 (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wilshire Advisors LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
Fund’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R6 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R6 Shares of the Fund was above the median for its peer universe for the past 5-year period and in line with the median for the past 1- and 3-year periods. The Board also noted that the performance of Class R6 Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1- and 5-year periods and below the benchmark for the past 3-year period. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on December 6, 2021 pursuant to its current investment objective, investment strategies, glide path and benchmark. The Trustees also noted TAM’s enhanced monitoring of the Sub-Adviser following recent changes in the legal and compliance team at the Sub-Adviser.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2050

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978450 CT 2050 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica ClearTrack® 2055
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.8%
International Equity Funds - 24.2%
iShares Core MSCI EAFE ETF	9,653	$ 712,198
iShares Core MSCI Emerging Markets ETF	3,177	176,705
iShares Global REIT ETF	6,853	174,820
		1,063,723
U.S. Equity Fund - 26.6%
iShares Core S&P 500 ETF	2,053	1,172,756
U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF (A)	883	88,944
iShares Core U.S. Aggregate Bond ETF	462	45,470
		134,414
Total Exchange-Traded Funds (Cost $2,139,819)		2,370,893
INVESTMENT COMPANIES - 45.6%
International Equity Funds - 14.0%
Transamerica Emerging Markets Equity (B)	16,166	131,750
Transamerica International Focus (B)	30,163	241,306
Transamerica International Stock (B)	19,809	242,850
		615,906
International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (B)	2,391	22,212
U.S. Equity Funds - 28.1%
Transamerica Capital Growth (B)(C)	16,380	158,062
Transamerica Large Cap Value (B)	25,660	383,866
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)(C)	12,947	$ 129,602
Transamerica Mid Cap Value Opportunities (B)	10,890	129,052
Transamerica Small Cap Growth (B)	14,594	97,636
Transamerica Small Cap Value (B)	15,302	97,321
Transamerica US Growth (B)	7,283	239,762
		1,235,301
U.S. Fixed Income Funds - 3.0%
Transamerica Bond (B)	11,045	88,803
Transamerica High Yield Bond (B)	5,447	44,719
		133,522
Total Investment Companies (Cost $1,831,180)		2,006,941
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.81% (D)	46,751	46,751
Total Other Investment Company (Cost $46,751)		46,751
Total Investments (Cost $4,017,750)		4,424,585
Net Other Assets (Liabilities) - (0.5)%		(20,508)
Net Assets - 100.0%		$ 4,404,077
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$2,370,893	$—	$—	$2,370,893
Investment Companies	2,006,941	—	—	2,006,941
Other Investment Company	46,751	—	—	46,751
Total Investments	$4,424,585	$—	$—	$4,424,585
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $45,832, collateralized by cash collateral of $46,751. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$34,395	$82,552	$(29,735)	$(1,054)	$2,645	$88,803	11,045	$2,639	$—
Transamerica Capital Growth	52,582	72,517	(14,025)	3,887	43,101	158,062	16,380	—	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Debt	$8,613	$15,325	$(2,588)	$144	$718	$22,212	2,391	$844	$—
Transamerica Emerging Markets Equity	51,216	84,038	(14,079)	(1,386)	11,961	131,750	16,166	1,833	—
Transamerica High Yield Bond	17,219	31,547	(5,765)	(517)	2,235	44,719	5,447	1,870	—
Transamerica International Focus	93,543	175,378	(26,107)	(228)	(1,280)	241,306	30,163	4,108	5,632
Transamerica International Stock	93,676	157,199	(32,185)	4,506	19,654	242,850	19,809	4,114	—
Transamerica Large Cap Value	147,971	234,346	(47,504)	861	48,192	383,866	25,660	3,028	13,216
Transamerica Mid Cap Growth	53,698	68,444	(14,349)	(2)	21,811	129,602	12,947	—	—
Transamerica Mid Cap Value Opportunities	54,940	85,621	(21,801)	(3,553)	13,845	129,052	10,890	721	2,667
Transamerica Small Cap Growth	41,699	64,503	(14,495)	(3,281)	9,210	97,636	14,594	—	2,416
Transamerica Small Cap Value	42,256	58,388	(20,368)	(3,792)	20,837	97,321	15,302	1,659	—
Transamerica US Growth	92,249	151,814	(46,344)	13,373	28,670	239,762	7,283	—	4,015
Total	$784,057	$1,281,672	$(289,345)	$8,958	$221,599	$2,006,941	188,077	$20,816	$27,946

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at October 31, 2024.
(E)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $1,831,180)	$2,006,941
Unaffiliated investments, at value (cost $2,186,570) (including securities loaned of $45,832)	2,417,644
Cash	5,452
Receivables and other assets:
Net income from securities lending	23
Shares of beneficial interest sold	46,561
Dividends from affiliated investments	599
Due from investment manager	370
Total assets	4,477,590
Liabilities:
Cash collateral received upon return of:
Securities on loan	46,751
Payables and other liabilities:
Investments purchased	600
Distribution and service fees	881
Transfer agent fees	496
Audit and tax fees	19,881
Custody fees	720
Legal fees	26
Printing and shareholder reports fees	504
Registration fees	528
Other accrued expenses	3,126
Total liabilities	73,513
Net assets	$4,404,077
Net assets consist of:
Paid-in capital	$4,094,318
Total distributable earnings (accumulated losses)	309,759
Net assets	$4,404,077
Net assets by class:
Class R1	$463,623
Class R3	3,300,933
Class R6	639,521
Shares outstanding (unlimited shares, no par value):
Class R1	43,216
Class R3	316,003
Class R6	59,943
Net asset value per share:
Class R1	$10.73
Class R3	10.45
Class R6	10.67
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$20,816
Dividend income from unaffiliated investments	32,801
Interest income from unaffiliated investments	284
Net income from securities lending	304
Total investment income	54,205
Expenses:
Investment management fees	2,911
Distribution and service fees:
Class R1	2,166
Class R3	4,815
Transfer agent fees:
Class R1	683
Class R3	3,033
Class R6	41
Trustee and CCO fees	118
Audit and tax fees	22,902
Custody fees	1,068
Legal fees	280
Printing and shareholder reports fees	1,361
Registration fees	47,779
Filing fees	8,827
Other	1,757
Total expenses before waiver and/or reimbursement and recapture	97,741
Expenses waived and/or reimbursed:
Class R1	(15,721)
Class R3	(60,539)
Class R6	(17,519)
Recapture of previously waived and/or reimbursed fees:
Class R1	2,876
Class R3	6,133
Class R6	1,919
Net expenses	14,890
Net investment income (loss)	39,315
Net realized gain (loss) on:
Affiliated investments	8,958
Unaffiliated investments	1,882
Capital gain distributions received from affiliated investment companies	27,946
Net realized gain (loss)	38,786
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	221,599
Unaffiliated investments	290,879
Net change in unrealized appreciation (depreciation)	512,478
Net realized and change in unrealized gain (loss)	551,264
Net increase (decrease) in net assets resulting from operations	$590,579
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$39,315	$16,828
Net realized gain (loss)	38,786	(46,942)
Net change in unrealized appreciation (depreciation)	512,478	76,873
Net increase (decrease) in net assets resulting from operations	590,579	46,759
Dividends and/or distributions to shareholders:
Class R1	(4,788)	(114,321)
Class R3	(19,378)	(97,569)
Class R6	(7,836)	(142,932)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(32,002)	(354,822)
Capital share transactions:
Proceeds from shares sold:
Class R3	2,652,118	850,404
Class R6	123,311	48,144
	2,775,429	898,548
Dividends and/or distributions reinvested:
Class R1	4,788	114,321
Class R3	19,378	97,569
Class R6	7,836	142,932
	32,002	354,822
Cost of shares redeemed:
Class R3	(592,355)	(176,690)
Class R6	(50,011)	(47,910)
	(642,366)	(224,600)
Net increase (decrease) in net assets resulting from capital share transactions	2,165,065	1,028,770
Net increase (decrease) in net assets	2,723,642	720,707
Net assets:
Beginning of year	1,680,435	959,728
End of year	$4,404,077	$1,680,435
Capital share transactions - shares:
Shares issued:
Class R3	266,003	96,187
Class R6	12,169	5,186
	278,172	101,373
Shares reinvested:
Class R1	501	14,079
Class R3	2,084	12,319
Class R6	827	17,778
	3,412	44,176
Shares redeemed:
Class R3	(59,902)	(19,687)
Class R6	(5,047)	(5,962)
	(64,949)	(25,649)
Net increase (decrease) in shares outstanding:
Class R1	501	14,079
Class R3	208,185	88,819
Class R6	7,949	17,002
	216,635	119,900
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R1
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$8.43	$11.70	$15.31	$11.52	$11.24
Investment operations:
Net investment income (loss) (A)	0.13	0.11	0.54	0.08	0.13
Net realized and unrealized gain (loss)	2.28	0.62	(3.57)	3.99	0.43
Total investment operations	2.41	0.73	(3.03)	4.07	0.56
Contributions from affiliate	—	—	0.09 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.20)	(0.46)	(0.11)	(0.14)
Net realized gains	—	(3.80)	(0.21)	(0.17)	(0.14)
Total dividends and/or distributions to shareholders	(0.11)	(4.00)	(0.67)	(0.28)	(0.28)
Net asset value, end of year	$10.73	$8.43	$11.70	$15.31	$11.52
Total return	28.78%	7.48%	(20.16)%(B)	35.71%	4.89%
Ratio and supplemental data:
Net assets end of year (000’s)	$464	$360	$335	$420	$309
Expenses to average net assets (C)(D)
Excluding waiver and/or reimbursement and recapture	3.65%	7.77%	8.81%	9.17%	11.19%
Including waiver and/or reimbursement and recapture	0.68%	0.56%	0.26%	1.17%	1.15%
Net investment income (loss) to average net assets	1.32%	1.25%	4.15%	0.58%	1.14%
Portfolio turnover rate	22%	25%	147%	6%	12%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.63%.

(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38%, 0.38%, 0.37%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$8.21	$11.49	$15.28	$11.49	$11.22
Investment operations:
Net investment income (loss) (A)	0.12	0.09	0.18	0.12	0.16
Net realized and unrealized gain (loss)	2.25	0.62	(3.26)	3.98	0.42
Total investment operations	2.37	0.71	(3.08)	4.10	0.58
Contributions from affiliate	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.19)	(0.50)	(0.14)	(0.17)
Net realized gains	—	(3.80)	(0.21)	(0.17)	(0.14)
Total dividends and/or distributions to shareholders	(0.13)	(3.99)	(0.71)	(0.31)	(0.31)
Net asset value, end of year	$10.45	$8.21	$11.49	$15.28	$11.49
Total return	29.07%	7.39%	(21.24)%(C)	36.09%	5.12%
Ratio and supplemental data:
Net assets end of year (000’s)	$3,301	$885	$219	$15	$11
Expenses to average net assets (D)(E)
Excluding waiver and/or reimbursement and recapture	3.40%	7.52%	8.56%	8.92%	10.94%
Including waiver and/or reimbursement and recapture	0.57%	0.57%	0.55%	0.92%	0.90%
Net investment income (loss) to average net assets	1.23%	1.03%	1.52%	0.84%	1.39%
Portfolio turnover rate	22%	25%	147%	6%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38%, 0.38%, 0.37%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$8.37	$11.61	$15.41	$11.58	$11.29
Investment operations:
Net investment income (loss) (A)	0.18	0.15	0.57	0.18	0.20
Net realized and unrealized gain (loss)	2.27	0.61	(3.61)	4.00	0.44
Total investment operations	2.45	0.76	(3.04)	4.18	0.64
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.20)	(0.55)	(0.18)	(0.21)
Net realized gains	—	(3.80)	(0.21)	(0.17)	(0.14)
Total dividends and/or distributions to shareholders	(0.15)	(4.00)	(0.76)	(0.35)	(0.35)
Net asset value, end of year	$10.67	$8.37	$11.61	$15.41	$11.58
Total return	29.47%	7.89%	(20.82)%	36.63%	5.60%
Ratio and supplemental data:
Net assets end of year (000’s)	$639	$435	$406	$570	$382
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	3.00%	7.12%	8.16%	8.52%	10.54%
Including waiver and/or reimbursement and recapture	0.17%	0.17%	0.18%	0.52%	0.50%
Net investment income (loss) to average net assets	1.79%	1.67%	4.31%	1.23%	1.78%
Portfolio turnover rate	22%	25%	147%	6%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38%, 0.38%, 0.37%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2055 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of October 31, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$46,751	$—	$—	$—	$46,751
Total Borrowings	$46,751	$—	$—	$—	$46,751
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS (continued)
of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R1	$33,396	$28,299	$14,477	$76,172
Class R3	—	36,714	60,539	97,253
Class R6	45,893	33,166	17,519	96,578
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R1 and Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$218	$28
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$2,753,457	$625,150
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$4,142,099	$289,379	$(6,893)	$282,486
As of October 31, 2024, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2024, the capital loss carryforwards utilized are $48,471.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$32,002	$—	$—	$—	$42,541	$—	$312,281	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$21,618	$—	$5,655	$—	$—	$—	$282,486
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
10. SUBSEQUENT EVENT
Effective December 20, 2024, the R1 share class is no longer being offered.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica ClearTrack® 2055
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica ClearTrack® 2055 (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $33,085 of qualified dividend income.
For corporate shareholders, 43% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 21,124	$3,142
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica ClearTrack 2055 (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wilshire Advisors LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
Fund’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R6 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R6 Shares of the Fund was above the median for its peer universe for the past 5-year period and in line with the median for the past 1- and 3-year periods. The Board also noted that the performance of Class R6 Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 1- and 5-year periods and below the benchmark for the past 3-year period. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on December 6, 2021 pursuant to its current investment objective, investment strategies, glide path and benchmark. The Trustees also noted TAM’s enhanced monitoring of the Sub-Adviser following recent changes in the legal and compliance team at the Sub-Adviser.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2055

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978450 CT 2055 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica ClearTrack® 2060
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.4%
International Equity Funds - 24.1%
iShares Core MSCI EAFE ETF	7,479	$ 551,801
iShares Core MSCI Emerging Markets ETF	2,480	137,937
iShares Global REIT ETF	5,322	135,764
		825,502
U.S. Equity Fund - 26.3%
iShares Core S&P 500 ETF	1,583	904,273
U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF (A)	672	67,690
iShares Core U.S. Aggregate Bond ETF	354	34,841
		102,531
Total Exchange-Traded Funds (Cost $1,648,159)		1,832,306
INVESTMENT COMPANIES - 45.8%
International Equity Funds - 14.0%
Transamerica Emerging Markets Equity (B)	12,598	102,672
Transamerica International Focus (B)	23,561	188,486
Transamerica International Stock (B)	15,542	190,547
		481,705
International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (B)	1,889	17,551
U.S. Equity Funds - 28.2%
Transamerica Capital Growth (B)(C)	12,312	118,810
Transamerica Large Cap Value (B)	20,031	299,668
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)(C)	10,148	$ 101,581
Transamerica Mid Cap Value Opportunities (B)	8,706	103,160
Transamerica Small Cap Growth (B)	11,685	78,171
Transamerica Small Cap Value (B)	12,259	77,970
Transamerica US Growth (B)	5,715	188,144
		967,504
U.S. Fixed Income Funds - 3.1%
Transamerica Bond (B)	8,685	69,825
Transamerica High Yield Bond (B)	4,269	35,050
		104,875
Total Investment Companies (Cost $1,430,069)		1,571,635
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.81% (D)	45,724	45,724
Total Other Investment Company (Cost $45,724)		45,724
Total Investments (Cost $3,123,952)		3,449,665
Net Other Assets (Liabilities) - (0.6)%		(18,919)
Net Assets - 100.0%		$ 3,430,746
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,832,306	$—	$—	$1,832,306
Investment Companies	1,571,635	—	—	1,571,635
Other Investment Company	45,724	—	—	45,724
Total Investments	$3,449,665	$—	$—	$3,449,665
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $44,825, collateralized by cash collateral of $45,724. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$30,566	$43,796	$(6,362)	$(581)	$2,406	$69,825	8,685	$2,084	$—
Transamerica Capital Growth	46,540	44,770	(9,938)	2,684	34,754	118,810	12,312	—	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Debt	$7,846	$11,259	$(2,301)	$146	$601	$17,551	1,889	$743	$—
Transamerica Emerging Markets Equity	45,070	62,012	(13,842)	(2,278)	11,710	102,672	12,598	1,462	—
Transamerica High Yield Bond	15,480	20,866	(2,790)	(386)	1,880	35,050	4,269	1,516	—
Transamerica International Focus	83,097	124,636	(18,703)	(2,931)	2,387	188,486	23,561	3,281	4,499
Transamerica International Stock	83,020	112,438	(24,902)	3,006	16,985	190,547	15,542	3,283	—
Transamerica Large Cap Value	130,956	163,091	(35,095)	376	40,340	299,668	20,031	2,506	10,795
Transamerica Mid Cap Growth	46,615	52,315	(15,802)	(272)	18,725	101,581	10,148	—	—
Transamerica Mid Cap Value Opportunities	48,786	58,917	(13,444)	(2,883)	11,784	103,160	8,706	587	2,169
Transamerica Small Cap Growth	36,549	45,207	(8,690)	(2,466)	7,571	78,171	11,685	—	1,956
Transamerica Small Cap Value	36,679	39,183	(11,871)	(2,680)	16,659	77,970	12,259	1,344	—
Transamerica US Growth	81,628	98,184	(25,640)	8,209	25,763	188,144	5,715	—	3,341
Total	$692,832	$876,674	$(189,380)	$(56)	$191,565	$1,571,635	147,400	$16,806	$22,760

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at October 31, 2024.
(E)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $1,430,069)	$1,571,635
Unaffiliated investments, at value (cost $1,693,883) (including securities loaned of $44,825)	1,878,030
Cash	51,915
Receivables and other assets:
Net income from securities lending	24
Shares of beneficial interest sold	86
Dividends from affiliated investments	439
Due from investment manager	658
Total assets	3,502,787
Liabilities:
Cash collateral received upon return of:
Securities on loan	45,724
Payables and other liabilities:
Investments purchased	439
Distribution and service fees	658
Transfer agent fees	357
Audit and tax fees	19,878
Custody fees	818
Legal fees	21
Printing and shareholder reports fees	495
Registration fees	528
Other accrued expenses	3,123
Total liabilities	72,041
Net assets	$3,430,746
Net assets consist of:
Paid-in capital	$3,174,929
Total distributable earnings (accumulated losses)	255,817
Net assets	$3,430,746
Net assets by class:
Class R1	$462,024
Class R3	2,215,764
Class R6	752,958
Shares outstanding (unlimited shares, no par value):
Class R1	41,469
Class R3	203,091
Class R6	67,938
Net asset value per share:
Class R1	$11.14
Class R3	10.91
Class R6	11.08
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$16,806
Dividend income from unaffiliated investments	27,060
Interest income from unaffiliated investments	276
Net income from securities lending	277
Total investment income	44,419
Expenses:
Investment management fees	2,342
Distribution and service fees:
Class R1	2,164
Class R3	3,145
Transfer agent fees:
Class R1	682
Class R3	1,981
Class R6	49
Trustee and CCO fees	99
Audit and tax fees	22,896
Custody fees	1,193
Legal fees	240
Printing and shareholder reports fees	1,318
Registration fees	47,779
Filing fees	8,823
Other	1,741
Total expenses before waiver and/or reimbursement and recapture	94,452
Expenses waived and/or reimbursed:
Class R1	(19,012)
Class R3	(49,576)
Class R6	(25,717)
Recapture of previously waived and/or reimbursed fees:
Class R1	3,138
Class R3	5,211
Class R6	2,749
Net expenses	11,245
Net investment income (loss)	33,174
Net realized gain (loss) on:
Affiliated investments	(56)
Unaffiliated investments	7,260
Capital gain distributions received from affiliated investment companies	22,760
Net realized gain (loss)	29,964
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	191,565
Unaffiliated investments	241,419
Net change in unrealized appreciation (depreciation)	432,984
Net realized and change in unrealized gain (loss)	462,948
Net increase (decrease) in net assets resulting from operations	$496,122
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$33,174	$16,962
Net realized gain (loss)	29,964	(85,615)
Net change in unrealized appreciation (depreciation)	432,984	118,222
Net increase (decrease) in net assets resulting from operations	496,122	49,569
Dividends and/or distributions to shareholders:
Class R1	(5,544)	(104,111)
Class R3	(12,179)	(50,270)
Class R6	(10,296)	(149,801)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(28,019)	(304,182)
Capital share transactions:
Proceeds from shares sold:
Class R3	1,843,792	689,718
Class R6	97,933	110,989
	1,941,725	800,707
Dividends and/or distributions reinvested:
Class R1	5,544	104,111
Class R3	12,179	50,270
Class R6	10,296	149,801
	28,019	304,182
Cost of shares redeemed:
Class R3	(460,258)	(228,900)
Class R6	(11,342)	(98,965)
	(471,600)	(327,865)
Net increase (decrease) in net assets resulting from capital share transactions	1,498,144	777,024
Net increase (decrease) in net assets	1,966,247	522,411
Net assets:
Beginning of year	1,464,499	942,088
End of year	$3,430,746	$1,464,499
Capital share transactions - shares:
Shares issued:
Class R3	177,018	75,519
Class R6	9,181	11,835
	186,199	87,354
Shares reinvested:
Class R1	556	12,248
Class R3	1,248	6,035
Class R6	1,042	17,791
	2,846	36,074
Shares redeemed:
Class R3	(43,661)	(25,204)
Class R6	(1,013)	(11,007)
	(44,674)	(36,211)
Net increase (decrease) in shares outstanding:
Class R1	556	12,248
Class R3	134,605	56,350
Class R6	9,210	18,619
	144,371	87,217
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R1
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$8.80	$11.71	$15.30	$11.51	$11.24
Investment operations:
Net investment income (loss) (A)	0.14	0.12	0.53	0.08	0.13
Net realized and unrealized gain (loss)	2.34	0.60	(3.55)	3.99	0.42
Total investment operations	2.48	0.72	(3.02)	4.07	0.55
Contributions from affiliate	—	—	0.09 (B)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.21)	(0.43)	(0.11)	(0.14)
Net realized gains	—	(3.42)	(0.23)	(0.17)	(0.14)
Total dividends and/or distributions to shareholders	(0.14)	(3.63)	(0.66)	(0.28)	(0.28)
Net asset value, end of year	$11.14	$8.80	$11.71	$15.30	$11.51
Total return	28.31%	7.26%	(20.04)%(B)	35.75%	4.87%
Ratio and supplemental data:
Net assets end of year (000’s)	$462	$360	$336	$420	$309
Expenses to average net assets (C)(D)
Excluding waiver and/or reimbursement and recapture	4.35%	8.06%	8.75%	9.68%	11.56%
Including waiver and/or reimbursement and recapture	0.68%	0.56%	0.26%	1.16%	1.15%
Net investment income (loss) to average net assets	1.35%	1.27%	4.04%	0.60%	1.15%
Portfolio turnover rate	18%	34%	122%	8%	10%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.60%.

(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38%, 0.38%, 0.37%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$8.62	$11.53	$15.28	$11.49	$11.22
Investment operations:
Net investment income (loss) (A)	0.13	0.09	0.27	0.12	0.16
Net realized and unrealized gain (loss)	2.31	0.62	(3.32)	3.98	0.42
Total investment operations	2.44	0.71	(3.05)	4.10	0.58
Contributions from affiliate	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.20)	(0.47)	(0.14)	(0.17)
Net realized gains	—	(3.42)	(0.23)	(0.17)	(0.14)
Total dividends and/or distributions to shareholders	(0.15)	(3.62)	(0.70)	(0.31)	(0.31)
Net asset value, end of year	$10.91	$8.62	$11.53	$15.28	$11.49
Total return	28.53%	7.23%	(20.97)%(C)	36.10%	5.19%
Ratio and supplemental data:
Net assets end of year (000’s)	$2,216	$590	$140	$15	$11
Expenses to average net assets (D)(E)
Excluding waiver and/or reimbursement and recapture	4.10%	7.81%	8.50%	9.43%	11.31%
Including waiver and/or reimbursement and recapture	0.57%	0.57%	0.54%	0.91%	0.90%
Net investment income (loss) to average net assets	1.23%	1.03%	2.25%	0.85%	1.40%
Portfolio turnover rate	18%	34%	122%	8%	10%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38%, 0.38%, 0.37%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$8.75	$11.63	$15.40	$11.57	$11.29
Investment operations:
Net investment income (loss) (A)	0.19	0.16	0.52	0.18	0.20
Net realized and unrealized gain (loss)	2.31	0.59	(3.53)	4.00	0.43
Total investment operations	2.50	0.75	(3.01)	4.18	0.63
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.21)	(0.53)	(0.18)	(0.21)
Net realized gains	—	(3.42)	(0.23)	(0.17)	(0.14)
Total dividends and/or distributions to shareholders	(0.17)	(3.63)	(0.76)	(0.35)	(0.35)
Net asset value, end of year	$11.08	$8.75	$11.63	$15.40	$11.57
Total return	28.85%	7.69%	(20.63)%	36.67%	5.57%
Ratio and supplemental data:
Net assets end of year (000’s)	$753	$514	$466	$508	$347
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	3.70%	7.41%	8.10%	9.03%	10.91%
Including waiver and/or reimbursement and recapture	0.17%	0.17%	0.18%	0.51%	0.50%
Net investment income (loss) to average net assets	1.83%	1.67%	3.97%	1.25%	1.80%
Portfolio turnover rate	18%	34%	122%	8%	10%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38%, 0.38%, 0.37%, 0.04% and 0.05%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2060 (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2024, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS (continued)
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R1	$33,310	$29,422	$17,769	$80,501
Class R3	—	28,776	49,576	78,352
Class R6	46,654	41,241	25,717	113,612
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R1 and Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$176	$22
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$1,860,315	$408,488
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$3,226,701	$228,483	$(5,519)	$222,964
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2024, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2024, the capital loss carryforwards utilized are $33,079.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$28,019	$—	$—	$—	$17,591	$—	$286,591	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$15,582	$—	$17,271	$—	$—	$—	$222,964
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
10. SUBSEQUENT EVENT
Effective December 20, 2024, the R1 share class is no longer being offered.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica ClearTrack® 2060
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica ClearTrack® 2060 (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $25,033 of qualified dividend income.
For corporate shareholders, 41% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 17,054	$2,525
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica ClearTrack 2060 (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wilshire Advisors LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
Fund’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R6 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R6 Shares of the Fund was above the median for its peer universe for the past 5-year period and in line with the median for the past 1- and 3-year periods. The Board also noted that the performance of Class R6 Shares of the Fund was above the benchmark that TAM utilizes to measure performance of the Fund for the past 5-year period and below the benchmark for the past 1- and 3-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on December 6, 2021 pursuant to its current investment objective, investment strategies, glide path and benchmark. The Trustees also noted TAM’s enhanced monitoring of the Sub-Adviser following recent changes in the legal and compliance team at the Sub-Adviser.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® 2060

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978450 CT 2060 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
October 31, 2024
Transamerica ClearTrack® Retirement Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2024

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS
At October 31, 2024

	Shares	Value
INVESTMENT COMPANIES - 53.9%
International Equity Funds - 5.0%
Transamerica Emerging Markets Equity (A)	52,458	$ 427,535
Transamerica International Focus (A)	98,437	787,497
Transamerica International Stock (A)	66,521	815,547
		2,030,579
International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	222,750	2,069,347
U.S. Equity Funds - 13.5%
Transamerica Capital Growth (A)(B)	67,596	652,299
Transamerica Large Cap Value (A)	115,331	1,725,344
Transamerica Mid Cap Growth (A)(B)	60,315	603,751
Transamerica Mid Cap Value Opportunities (A)	52,039	616,666
Transamerica Small Cap Growth (A)	60,518	404,864
Transamerica Small Cap Value (A)	64,852	412,460
Transamerica US Growth (A)	33,874	1,115,144
		5,530,528
U.S. Fixed Income Funds - 30.4%
Transamerica Bond (A)	1,184,980	9,527,234
Transamerica High Yield Bond (A)	354,838	2,913,223
		12,440,457
Total Investment Companies (Cost $23,897,415)		22,070,911
EXCHANGE-TRADED FUNDS - 45.5%
International Equity Funds - 9.0%
iShares Core MSCI EAFE ETF	33,074	2,440,200
iShares Core MSCI Emerging Markets ETF	7,768	432,056
iShares Global REIT ETF	31,634	806,983
		3,679,239
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 12.4%
iShares Core S&P 500 ETF	8,871	$ 5,067,470
U.S. Fixed Income Funds - 24.1%
iShares 0-5 Year TIPS Bond ETF	38,930	3,921,419
iShares Core U.S. Aggregate Bond ETF	60,713	5,975,373
		9,896,792
Total Exchange-Traded Funds (Cost $18,487,646)		18,643,501

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.10% (C), dated 10/31/2024, to be repurchased at $341,524 on 11/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $348,471.	$ 341,504	341,504
Total Repurchase Agreement (Cost $341,504)		341,504
Total Investments (Cost $42,726,565)		41,055,916
Net Other Assets (Liabilities) - (0.2)%		(94,415)
Net Assets - 100.0%		$ 40,961,501
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$22,070,911	$—	$—	$22,070,911
Exchange-Traded Funds	18,643,501	—	—	18,643,501
Repurchase Agreement	—	341,504	—	341,504
Total Investments	$40,714,412	$341,504	$—	$41,055,916
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2024
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value October 31, 2024	Shares as of October 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$9,101,943	$565,541	$(714,655)	$(136,661)	$711,066	$9,527,234	1,184,980	$429,171	$—
Transamerica Capital Growth	560,905	7,449	(229,882)	60,852	252,975	652,299	67,596	—	—
Transamerica Emerging Markets Debt	2,009,637	133,598	(263,036)	(40,593)	229,741	2,069,347	222,750	118,238	—
Transamerica Emerging Markets Equity	392,105	25,103	(50,430)	(23,569)	84,326	427,535	52,458	11,481	—
Transamerica High Yield Bond	2,792,690	224,255	(325,537)	(44,585)	266,400	2,913,223	354,838	187,542	—
Transamerica International Focus	786,052	82,573	(111,387)	(26,690)	56,949	787,497	98,437	28,086	38,508
Transamerica International Stock	783,689	34,123	(171,914)	(2,788)	172,437	815,547	66,521	28,057	—
Transamerica Large Cap Value	1,657,501	146,095	(466,667)	(7,412)	395,827	1,725,344	115,331	21,455	124,640
Transamerica Mid Cap Growth	569,946	1,000	(154,345)	(81,515)	268,665	603,751	60,315	—	—
Transamerica Mid Cap Value Opportunities	582,003	30,324	(80,056)	(24,899)	109,294	616,666	52,039	6,437	23,795
Transamerica Small Cap Growth	383,049	18,354	(49,053)	(20,198)	72,712	404,864	60,518	—	18,354
Transamerica Small Cap Value	384,052	12,495	(98,973)	(125,685)	240,571	412,460	64,852	12,496	—
Transamerica US Growth	1,064,884	43,390	(347,719)	102,437	252,152	1,115,144	33,874	—	39,389
Total	$21,068,456	$1,324,300	$(3,063,654)	$(371,306)	$3,113,115	$22,070,911	2,434,509	$842,963	$244,686

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at October 31, 2024.
(D)
There were no transfers in or out of Level 3 during the year ended October 31, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2024

Assets:
Affiliated investments, at value (cost $23,897,415)	$22,070,911
Unaffiliated investments, at value (cost $18,487,646)	18,643,501
Repurchase agreement, at value (cost $341,504)	341,504
Receivables and other assets:
Shares of beneficial interest sold	570
Dividends from affiliated investments	52,922
Interest	20
Total assets	41,109,428
Liabilities:
Payables and other liabilities:
Investments purchased	52,922
Shares of beneficial interest redeemed	22,383
Investment management fees	17,851
Distribution and service fees	17,226
Transfer agent fees	5,603
Trustee and CCO fees	11
Audit and tax fees	20,034
Custody fees	897
Legal fees	509
Printing and shareholder reports fees	3,918
Registration fees	528
Other accrued expenses	6,045
Total liabilities	147,927
Net assets	$40,961,501
Net assets consist of:
Paid-in capital	$44,563,271
Total distributable earnings (accumulated losses)	(3,601,770)
Net assets	$40,961,501
Net assets by class:
Class R1	$37,947,312
Class R3	2,581,805
Class R6	432,384
Shares outstanding (unlimited shares, no par value):
Class R1	4,603,980
Class R3	315,541
Class R6	51,758
Net asset value per share:
Class R1	$8.24
Class R3	8.18
Class R6	8.35
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

STATEMENT OF OPERATIONS
For the year ended October 31, 2024

Investment income:
Dividend income from affiliated investments	$842,963
Dividend income from unaffiliated investments	507,769
Interest income from unaffiliated investments	8,938
Net income from securities lending	914
Total investment income	1,360,584
Expenses:
Investment management fees	41,643
Distribution and service fees:
Class R1	196,260
Class R3	4,897
Transfer agent fees:
Class R1	61,822
Class R3	3,085
Class R6	32
Trustee and CCO fees	1,697
Audit and tax fees	23,329
Custody fees	1,348
Legal fees	3,295
Printing and shareholder reports fees	6,993
Registration fees	48,399
Other	15,876
Total expenses before waiver and/or reimbursement and recapture	408,676
Expenses waived and/or reimbursed:
Class R1	(73,928)
Class R3	(4,024)
Class R6	(820)
Recapture of previously waived and/or reimbursed fees:
Class R1	19,020
Class R3	1,284
Class R6	215
Net expenses	350,423
Net investment income (loss)	1,010,161
Net realized gain (loss) on:
Affiliated investments	(371,306)
Unaffiliated investments	36,544
Capital gain distributions received from affiliated investment companies	244,686
Net realized gain (loss)	(90,076)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,113,115
Unaffiliated investments	2,781,613
Net change in unrealized appreciation (depreciation)	5,894,728
Net realized and change in unrealized gain (loss)	5,804,652
Net increase (decrease) in net assets resulting from operations	$6,814,813
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	October 31, 2024	October 31, 2023
From operations:
Net investment income (loss)	$1,010,161	$915,417
Net realized gain (loss)	(90,076)	(2,289,669)
Net change in unrealized appreciation (depreciation)	5,894,728	3,137,422
Net increase (decrease) in net assets resulting from operations	6,814,813	1,763,170
Dividends and/or distributions to shareholders:
Class R1	(913,667)	(11,169,654)
Class R3	(39,058)	(176,948)
Class R6	(12,601)	(104,598)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(965,326)	(11,451,200)
Capital share transactions:
Proceeds from shares sold:
Class R1	90,139	265,669
Class R3	1,686,710	926,643
Class R6	17,131	17,379
	1,793,980	1,209,691
Dividends and/or distributions reinvested:
Class R1	913,667	11,169,654
Class R3	39,058	176,948
Class R6	12,601	104,598
	965,326	11,451,200
Cost of shares redeemed:
Class R1	(6,035,883)	(6,142,610)
Class R3	(580,761)	(316,132)
Class R6	(48,633)	(13,995)
	(6,665,277)	(6,472,737)
Net increase (decrease) in net assets resulting from capital share transactions	(3,905,971)	6,188,154
Net increase (decrease) in net assets	1,943,516	(3,499,876)
Net assets:
Beginning of year	39,017,985	42,517,861
End of year	$40,961,501	$39,017,985
Capital share transactions - shares:
Shares issued:
Class R1	11,733	36,581
Class R3	216,255	124,316
Class R6	2,150	2,229
	230,138	163,126
Shares reinvested:
Class R1	118,350	1,579,866
Class R3	5,106	25,206
Class R6	1,620	14,670
	125,076	1,619,742
Shares redeemed:
Class R1	(764,705)	(805,833)
Class R3	(74,485)	(42,475)
Class R6	(6,118)	(1,955)
	(845,308)	(850,263)
Net increase (decrease) in shares outstanding:
Class R1	(634,622)	810,614
Class R3	146,876	107,047
Class R6	(2,348)	14,944
	(490,094)	932,605
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R1
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$7.14	$9.39	$11.86	$10.86	$10.50
Investment operations:
Net investment income (loss) (A)	0.19	0.16	0.33	0.09	0.14
Net realized and unrealized gain (loss)	1.09	0.17	(2.19)	1.18	0.46
Total investment operations	1.28	0.33	(1.86)	1.27	0.60
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.23)	(0.23)	(0.10)	(0.18)
Net realized gains	—	(2.35)	(0.38)	(0.17)	(0.06)
Total dividends and/or distributions to shareholders	(0.18)	(2.58)	(0.61)	(0.27)	(0.24)
Net asset value, end of year	$8.24	$7.14	$9.39	$11.86	$10.86
Total return	18.08%	3.79%	(16.54)%	11.91%	5.81%
Ratio and supplemental data:
Net assets end of year (000’s)	$37,947	$37,428	$41,568	$60,380	$58,473
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	1.00%	1.03%	1.00%	1.19%	1.18%
Including waiver and/or reimbursement and recapture	0.86%	0.85%	0.88%	1.14%	1.13%
Net investment income (loss) to average net assets	2.41%	2.13%	3.16%	0.80%	1.31%
Portfolio turnover rate	2%	6%	101%	5%	11%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.35%, 0.32%, 0.06% and 0.07%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

For a share outstanding during the years indicated:	Class R3
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$7.10	$9.38	$11.86	$10.87	$10.52
Investment operations:
Net investment income (loss) (A)	0.21	0.18	0.24	0.12	0.16
Net realized and unrealized gain (loss)	1.08	0.18	(2.08)	1.17	0.47
Total investment operations	1.29	0.36	(1.84)	1.29	0.63
Contributions from affiliate	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.29)	(0.26)	(0.13)	(0.22)
Net realized gains	—	(2.35)	(0.38)	(0.17)	(0.06)
Total dividends and/or distributions to shareholders	(0.21)	(2.64)	(0.64)	(0.30)	(0.28)
Net asset value, end of year	$8.18	$7.10	$9.38	$11.86	$10.87
Total return	18.36%	4.13%	(16.40)%(C)	12.10%	6.09%
Ratio and supplemental data:
Net assets end of year (000’s)	$2,582	$1,198	$578	$13	$11
Expenses to average net assets (D)(E)
Excluding waiver and/or reimbursement and recapture	0.75%	0.78%	0.75%	0.94%	0.93%
Including waiver and/or reimbursement and recapture	0.61%	0.60%	0.62%	0.89%	0.88%
Net investment income (loss) to average net assets	2.60%	2.40%	2.56%	1.05%	1.53%
Portfolio turnover rate	2%	6%	101%	5%	11%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.35%, 0.32%, 0.06% and 0.07%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the years indicated:	Class R6
	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$7.24	$9.50	$11.99	$10.98	$10.62
Investment operations:
Net investment income (loss) (A)	0.24	0.22	0.40	0.17	0.20
Net realized and unrealized gain (loss)	1.10	0.17	(2.20)	1.19	0.47
Total investment operations	1.34	0.39	(1.80)	1.36	0.67
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.30)	(0.31)	(0.18)	(0.25)
Net realized gains	—	(2.35)	(0.38)	(0.17)	(0.06)
Total dividends and/or distributions to shareholders	(0.23)	(2.65)	(0.69)	(0.35)	(0.31)
Net asset value, end of year	$8.35	$7.24	$9.50	$11.99	$10.98
Total return	18.75%	4.54%	(15.96)%	12.58%	6.47%
Ratio and supplemental data:
Net assets end of year (000’s)	$433	$392	$372	$541	$698
Expenses to average net assets (B)(C)
Excluding waiver and/or reimbursement and recapture	0.35%	0.38%	0.35%	0.54%	0.53%
Including waiver and/or reimbursement and recapture	0.21%	0.20%	0.23%	0.49%	0.48%
Net investment income (loss) to average net assets	3.04%	2.79%	3.77%	1.49%	1.89%
Portfolio turnover rate	2%	6%	101%	5%	11%

(A)	Calculated based on average number of shares outstanding.
(B)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(C)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.34%, 0.35%, 0.32%, 0.06% and 0.07%, for the years ended
October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS
At October 31, 2024
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® Retirement Income (the “Fund”) is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended October 31, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
3. INVESTMENT VALUATION (continued)
in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended October 31, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2024.
Repurchase agreements at October 31, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at October 31, 2024, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
5. RISK FACTORS (continued)
on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended October 31, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended October 31, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2022	2023	2024	Total
Class R1	$75,356	$87,295	$73,928	$236,579
Class R3	—	403	4,024	4,427
Class R6	685	841	820	2,346
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended October 31, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$3,123	$269
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended October 31, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$793,141	$5,670,874
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2024
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of October 31, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$43,272,379	$1,572,041	$(3,788,504)	$(2,216,463)
As of October 31, 2024, the capital loss carryforwards available to offset future realized capital gains are as follows:
Unlimited
Short-Term	Long-Term
$12,110	$2,074,321
During the year ended October 31, 2024, the capital loss carryforwards utilized are $135,028.
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2024 and 2023 are as follows:
2024 Distributions Paid From:				2023 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$965,326	$—	$—	$—	$1,039,973	$—	$10,411,227	$—
As of October 31, 2024, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
$701,124	$—	$—	$(2,086,431)	$—	$—	$(2,216,463)
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07, Segment Reporting (“Topic 280”): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amended the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items on annual and interim basis and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Public entities with a single reportable segment are required to provide the new disclosures in ASU 2023-07 and all the disclosures required under ASC 280. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the financial statements. ASU 2023-07 is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications of the additional requirements and their impact on the Fund's financial statements.
10. SUBSEQUENT EVENT
Effective December 20, 2024, the R1 share class is no longer being offered.
Transamerica Funds
Annual Financial Statements 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica ClearTrack® Retirement Income
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica ClearTrack® Retirement Income (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
December 23, 2024
Transamerica Funds
Annual Financial Statements 2024

SUPPLEMENTAL INFORMATION
(unaudited)
TAX INFORMATION
For dividends paid during the year ended October 31, 2024, the Fund designated $233,779 of qualified dividend income.
For corporate shareholders, 11% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made no long-term capital gain designations for the year ended October 31, 2024.
The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:
Foreign Source Income	Foreign Taxes
$ 125,742	$18,580
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica ClearTrack Retirement Income (the “Fund”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wilshire Advisors LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2025.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Fund after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services for the Fund. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
Fund’s benchmarks, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R6 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Fund’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Class R6 Shares of the Fund was above the median for its peer universe and above the benchmark that TAM utilizes to measure performance of the Fund, each for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Fund on December 6, 2021 pursuant to its current investment strategies and benchmark. The Trustees also noted TAM’s enhanced monitoring of the Sub-Adviser following recent changes in the legal and compliance team at the Sub-Adviser.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R6 Shares of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.
Transamerica Funds
Annual Financial Statements 2024

Transamerica ClearTrack® Retirement Income

MANAGEMENT AND SUB-ADVISORY AGREEMENT AGREEMENT — CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Fund. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Fund.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Fund through undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Fund’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Fund
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and the shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and the shareholders and voted to approve the renewal of the Agreements.
Transamerica Funds
Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3978450 CT RETIRE INC 10/24
© 2024 Transamerica Corporation. All Rights Reserved.

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statements Regarding Basis for Approval of Investment Management and Sub-Advisory Contracts is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16:	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR is (a) accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The registrant’s code of ethics is attached hereto.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	January 6, 2025

By:	/s/ Joshua Durham
Joshua Durham
Vice President, Chief Operating Officer and Interim Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	January 6, 2025

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers
19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer